Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%
	Basic Materials — 1.6%
72,388	ATI, Inc.*	3,984,235
23,600	Cabot Corp.	2,154,916
42,800	Chemours Co.	723,320
15,500	Eastman Chemical Co.	1,415,460
227,252	Element Solutions, Inc.	5,779,018
14,000	Ingevity Corp.*	570,500
39,900	Koppers Holdings, Inc.	1,292,760
21,717	Magnera Corp.*	394,598
48,900	Mosaic Co.	1,201,962
25,133	Quaker Chemical Corp.	3,537,721
45,363	RPM International, Inc.	5,582,371
11,400	Steel Dynamics, Inc.	1,300,398
		27,937,259
	Communications — 2.6%
47,900	AMC Networks, Inc. Class A*(a)	474,210
48,000	Cargurus, Inc.*	1,753,920
57,397	Ciena Corp.*	4,867,840
15,076	ePlus, Inc.*	1,113,815
19,500	Expedia Group, Inc.*	3,633,435
92,436	Extreme Networks, Inc.*	1,547,379
91,200	Fox Corp. Class A	4,430,496
129,400	Gen Digital, Inc.	3,542,972
20,100	Nexstar Media Group, Inc.	3,175,197
35,900	Okta, Inc.*	2,828,920
9,700	Preformed Line Products Co.	1,239,563
69,810	Roku, Inc.*	5,189,675
40,700	Sirius XM Holdings, Inc.(a)	927,960
92,100	TEGNA, Inc.(a)	1,684,509
156,367	TripAdvisor, Inc.*	2,309,541
24,384	Wix.com Ltd.*	5,231,587
49,815	Yelp, Inc.*	1,927,840
		45,878,859
	Consumer, Cyclical — 15.6%
51,700	Allison Transmission Holdings, Inc.	5,586,702
25,100	Autoliv, Inc.	2,354,129
7,900	AutoNation, Inc.*	1,341,736
250,182	BJ's Wholesale Club Holdings, Inc.*	22,353,762
89,400	Bloomin' Brands, Inc.	1,091,574
61,100	BorgWarner, Inc.	1,942,369
20,800	Brunswick Corp.	1,345,344
20,691	Burlington Stores, Inc.*	5,898,176
32,500	Capri Holdings Ltd.*(a)	684,450
36,936	Carter's, Inc.(a)	2,001,562
11,742	Casey's General Stores, Inc.	4,652,533
16,700	Cavco Industries, Inc.*	7,452,041
22,609	Champion Homes, Inc.*	1,991,853
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
83,142	Churchill Downs, Inc.	11,102,783
26,105	Columbia Sportswear Co.	2,190,993
12,100	Crocs, Inc.*	1,325,313
9,200	Dick's Sporting Goods, Inc.	2,105,328
49,058	Dorman Products, Inc.*	6,355,464
30,064	Freshpet, Inc.*	4,452,779
101,984	GCI Liberty, Inc.*(b)(c)	—
23,500	Genesco, Inc.*	1,004,625
240,020	Genius Sports Ltd.*	2,076,173
81,310	Gentherm, Inc.*	3,246,302
28,100	GMS, Inc.*	2,383,723
102,000	Goodyear Tire & Rubber Co.*	918,000
22,709	Group 1 Automotive, Inc.	9,571,389
73,789	Guess?, Inc.(a)	1,037,473
54,700	Harley-Davidson, Inc.	1,648,111
47,600	Haverty Furniture Cos., Inc.	1,059,576
14,500	Jack in the Box, Inc.(a)	603,780
26,900	Kohl's Corp.(a)	377,676
61,300	La-Z-Boy, Inc.	2,670,841
37,189	LGI Homes, Inc.*	3,324,697
166,840	Life Time Group Holdings, Inc.*	3,690,501
25,585	Light & Wonder, Inc.*	2,210,032
18,925	Lithia Motors, Inc.	6,764,363
158,869	LKQ Corp.	5,838,436
18,770	M/I Homes, Inc.*	2,495,471
94,700	Macy's, Inc.	1,603,271
121,600	Mattel, Inc.*	2,155,968
47,200	MGM Resorts International*	1,635,480
96,500	MillerKnoll, Inc.	2,179,935
40,100	Movado Group, Inc.	789,168
17,128	Murphy USA, Inc.	8,593,974
39,500	ODP Corp.*	898,230
35,661	Ollie's Bargain Outlet Holdings, Inc.*	3,913,081
239,696	OPENLANE, Inc.*	4,755,569
75,890	Papa John's International, Inc.(a)	3,116,802
13,580	Phinia, Inc.	654,149
38,716	Polaris, Inc.	2,230,816
33,500	PulteGroup, Inc.	3,648,150
25,100	PVH Corp.	2,654,325
86,913	Red Rock Resorts, Inc. Class A	4,018,857
81,900	Sally Beauty Holdings, Inc.*	855,855
36,400	ScanSource, Inc.*	1,727,180
49,850	SharkNinja, Inc.*	4,853,396
58,695	SiteOne Landscape Supply, Inc.*	7,734,240
65,507	Skechers USA, Inc. Class A*	4,404,691
178,430	Tapestry, Inc.	11,656,832
99,089	Texas Roadhouse, Inc.	17,878,628
57,750	Toll Brothers, Inc.	7,273,612
185,800	Tri Pointe Homes, Inc.*	6,737,108
2See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
43,536	UniFirst Corp.	7,448,574
33,800	United Airlines Holdings, Inc.*	3,281,980
82,323	United Parks & Resorts, Inc.*	4,625,729
36,377	Vail Resorts, Inc.	6,818,869
71,800	Wabash National Corp.	1,229,934
6,850	WESCO International, Inc.	1,239,576
17,700	Whirlpool Corp.	2,026,296
13,580	Wingstop, Inc.	3,859,436
		273,649,771
	Consumer, Non-cyclical — 22.6%
59,400	ABM Industries, Inc.	3,040,092
62,908	Acadia Healthcare Co., Inc.*	2,494,302
157,500	ACCO Brands Corp.	826,875
119,000	Albertsons Cos., Inc. Class A	2,337,160
551,615	Alight, Inc. Class A	3,817,176
102,889	Alkermes PLC*	2,959,088
199,496	API Group Corp.*	7,175,871
98,149	Ascendis Pharma AS, ADR*	13,512,173
23,317	Avery Dennison Corp.	4,363,310
49,030	Azenta, Inc.*	2,451,500
100,458	Bausch & Lomb Corp.*(a)	1,814,271
65,000	Baxter International, Inc.	1,895,400
40,220	Bicycle Therapeutics PLC, ADR*(a)	563,080
20,523	Bio-Rad Laboratories, Inc. Class A*	6,742,011
34,066	Booz Allen Hamilton Holding Corp.	4,384,294
114,195	Bright Horizons Family Solutions, Inc.*	12,658,516
27,900	Bunge Global SA	2,169,504
19,551	Colliers International Group, Inc.	2,658,349
52,900	Conagra Brands, Inc.	1,467,975
27,275	Concentra Group Holdings Parent, Inc.	539,499
354,887	CoreCivic, Inc.*	7,715,243
5,000	Corpay, Inc.*	1,692,100
36,970	Cytokinetics, Inc.*	1,739,069
13,600	DaVita, Inc.*	2,033,880
60,000	Deluxe Corp.	1,355,400
126,288	Dole PLC	1,709,940
314,358	Dun & Bradstreet Holdings, Inc.	3,916,901
13,730	elf Beauty, Inc.*(a)	1,723,801
143,482	Embecta Corp.	2,962,903
46,830	Enovis Corp.*	2,054,900
19,251	Euronet Worldwide, Inc.*	1,979,773
92,464	EVERTEC, Inc.	3,192,782
138,700	Exelixis, Inc.*	4,618,710
215,720	Flywire Corp.*	4,448,146
58,806	Glaukos Corp.*	8,817,372
79,512	Globus Medical, Inc. Class A*	6,576,438
21,983	Grand Canyon Education, Inc.*	3,600,815
101,429	GXO Logistics, Inc.*	4,412,161
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
44,200	H&R Block, Inc.	2,335,528
76,070	Halozyme Therapeutics, Inc.*	3,636,907
49,178	HealthEquity, Inc.*	4,718,629
65,700	Herbalife Ltd.*	439,533
47,795	Hologic, Inc.*	3,445,542
46,800	Incyte Corp.*	3,232,476
52,207	Ingles Markets, Inc. Class A	3,364,219
29,900	Ingredion, Inc.	4,113,044
127,516	Insmed, Inc.*	8,803,705
27,125	Insperity, Inc.	2,102,459
21,710	Insulet Corp.*	5,667,830
67,827	Integer Holdings Corp.*	8,988,434
102,043	Intra-Cellular Therapies, Inc.*	8,522,631
211,092	Ironwood Pharmaceuticals, Inc.*	935,138
90,851	Jazz Pharmaceuticals PLC*	11,188,301
23,783	Lancaster Colony Corp.	4,117,789
45,770	Lantheus Holdings, Inc.*	4,094,584
237,617	Laureate Education, Inc.*	4,346,015
101,190	Legend Biotech Corp., ADR*	3,292,723
33,000	ManpowerGroup, Inc.	1,904,760
9,948	MarketAxess Holdings, Inc.	2,248,646
25,610	Masimo Corp.*	4,233,333
9,547	Medpace Holdings, Inc.*	3,171,800
51,253	Merit Medical Systems, Inc.*	4,957,190
20,370	Merus NV*	856,558
161,437	Molson Coors Beverage Co. Class B	9,253,569
79,555	Natera, Inc.*	12,593,556
37,642	Neurocrine Biosciences, Inc.*	5,138,133
190,687	Nomad Foods Ltd.	3,199,728
247,680	Option Care Health, Inc.*	5,746,176
113,900	Organon & Co.	1,699,388
64,439	Patterson Cos., Inc.	1,988,588
27,081	Paylocity Holding Corp.*	5,401,847
16,329	Penumbra, Inc.*	3,877,811
91,200	Perdoceo Education Corp.	2,414,064
119,059	Performance Food Group Co.*	10,066,438
22,800	Prestige Consumer Healthcare, Inc.*	1,780,452
82,502	PROCEPT BioRobotics Corp.*	6,643,061
41,700	PROG Holdings, Inc.	1,762,242
194,634	Rentokil Initial PLC, ADR(a)	4,928,133
151,511	Rocket Pharmaceuticals, Inc.*	1,904,493
318,825	Roivant Sciences Ltd.*	3,771,700
33,800	Select Medical Holdings Corp.	637,130
49,920	Shift4 Payments, Inc. Class A*(a)	5,180,698
148,860	Smith & Nephew PLC, ADR	3,658,979
20,720	Soleno Therapeutics, Inc.*	931,364
60,800	SpartanNash Co.	1,113,856
119,268	Tandem Diabetes Care, Inc.*	4,296,033
51,572	TransUnion	4,781,240
4See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
19,463	United Therapeutics Corp.*	6,867,325
14,100	Universal Health Services, Inc. Class B	2,529,822
61,200	Upbound Group, Inc.	1,785,204
98,900	Varex Imaging Corp.*	1,442,951
62,850	Vaxcyte, Inc.*	5,144,901
54,694	Veracyte, Inc.*	2,165,882
68,027	Vericel Corp.*	3,735,363
56,758	Viad Corp.*	2,412,783
198,700	Viatris, Inc.	2,473,815
60,642	WEX, Inc.*	10,631,755
207,785	WillScot Holdings Corp.*	6,950,408
25,570	Xenon Pharmaceuticals, Inc.*	1,002,344
		397,049,786
	Energy — 3.8%
37,200	APA Corp.	858,948
154,147	ChampionX Corp.	4,191,257
9,600	Chord Energy Corp.	1,122,432
76,400	CNX Resources Corp.*	2,801,588
141,940	Delek U.S. Holdings, Inc.	2,625,890
63,200	Helmerich & Payne, Inc.	2,023,664
122,207	HF Sinclair Corp.	4,283,355
28,000	Liberty Energy, Inc.(a)	556,920
290,557	Magnolia Oil & Gas Corp. Class A	6,793,223
167,705	Matador Resources Co.	9,435,083
75,025	Murphy Oil Corp.	2,270,257
171,864	NOV, Inc.	2,509,214
106,407	Ovintiv, Inc.	4,309,484
849,368	Permian Resources Corp.	12,213,912
106,448	SM Energy Co.	4,125,924
134,852	SunCoke Energy, Inc.	1,442,916
120,120	TechnipFMC PLC	3,476,273
10,298	Vitesse Energy, Inc.	257,450
37,135	Warrior Met Coal, Inc.	2,014,202
		67,311,992
	Financial — 17.9%
54,359	Agree Realty Corp., REIT	3,829,592
40,400	Ally Financial, Inc.	1,454,804
81,800	American Assets Trust, Inc., REIT	2,148,068
44,750	Annaly Capital Management, Inc., REIT	818,925
42,500	Apple Hospitality REIT, Inc., REIT	652,375
104,300	ARES Capital Corp.	2,283,127
84,400	Associated Banc-Corp.	2,017,160
12,794	Assurant, Inc.	2,727,937
40,837	Assured Guaranty Ltd.	3,675,738
127,816	Atlantic Union Bankshares Corp.	4,841,670
103,159	Axis Capital Holdings Ltd.	9,141,951
58,735	Axos Financial, Inc.*	4,102,640
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
35,400	Bank of NT Butterfield & Son Ltd.	1,293,870
145,100	Blue Owl Capital Corp.	2,193,912
263,753	Blue Owl Capital, Inc.(a)	6,134,895
177,700	Brandywine Realty Trust, REIT	995,120
80,900	Brixmor Property Group, Inc., REIT	2,252,256
6,897	C&F Financial Corp.	491,411
301,646	Cannae Holdings, Inc.(a)	5,990,690
31,000	Cathay General Bancorp	1,475,910
33,100	Chimera Investment Corp., REIT	463,400
67,300	Citizens Financial Group, Inc.	2,945,048
154,000	City Office REIT, Inc., REIT	850,080
64,400	CNA Financial Corp.	3,115,028
141,500	CNO Financial Group, Inc.	5,265,215
36,200	Comerica, Inc.	2,238,970
31,143	Cullen/Frost Bankers, Inc.	4,180,948
15,075	East West Bancorp, Inc.	1,443,582
21,762	EastGroup Properties, Inc., REIT	3,492,583
37,300	Employers Holdings, Inc.	1,910,879
52,800	EPR Properties, REIT	2,337,984
29,500	Equitable Holdings, Inc.	1,391,515
24,300	Essent Group Ltd.	1,322,892
39,776	Federated Hermes, Inc.	1,635,191
29,900	Fidelity National Financial, Inc.	1,678,586
15,700	Fifth Third Bancorp	663,796
35,500	Financial Institutions, Inc.	968,795
90,100	First BanCorp	1,674,959
62,100	First Busey Corp.	1,463,697
63,800	First Commonwealth Financial Corp.	1,079,496
247,400	First Horizon Corp.	4,982,636
45,700	FNB Corp.	675,446
74,911	FTAI Aviation Ltd.	10,790,180
827,755	Genworth Financial, Inc.*	5,786,007
67,292	Glacier Bancorp, Inc.	3,379,404
17,100	Globe Life, Inc.	1,906,992
33,504	Hamilton Lane, Inc. Class A	4,960,267
28,700	Hancock Whitney Corp.	1,570,464
106,812	Hanmi Financial Corp.	2,522,899
153,519	Healthpeak Properties, Inc., REIT	3,111,830
32,800	Heritage Insurance Holdings, Inc.*	396,880
75,500	Highwoods Properties, Inc., REIT	2,308,790
83,300	Hope Bancorp, Inc.	1,023,757
86,500	Horizon Bancorp, Inc.	1,393,515
197,400	Host Hotels & Resorts, Inc., REIT	3,458,448
73,800	Independent Bank Corp.	2,570,454
64,000	Industrial Logistics Properties Trust, REIT	233,600
72,400	International Money Express, Inc.*	1,508,092
13,000	Jackson Financial, Inc. Class A	1,132,040
59,618	Jefferies Financial Group, Inc.	4,674,051
150,284	KeyCorp	2,575,868
6See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
44,400	Kilroy Realty Corp., REIT	1,795,980
22,819	Kinsale Capital Group, Inc.	10,613,801
71,600	Kite Realty Group Trust, REIT	1,807,184
37,700	Lincoln National Corp.	1,195,467
24,213	LPL Financial Holdings, Inc.	7,905,787
77,679	McGrath RentCorp	8,686,066
135,300	MGIC Investment Corp.	3,207,963
63,444	National Storage Affiliates Trust, REIT	2,405,162
139,500	Navient Corp.	1,853,955
199,800	New Mountain Finance Corp.(a)	2,249,748
57,200	Oaktree Specialty Lending Corp.(a)	874,016
81,808	OceanFirst Financial Corp.	1,480,725
54,000	OFG Bancorp	2,285,280
70,700	Old Republic International Corp.	2,558,633
35,700	Omega Healthcare Investors, Inc., REIT	1,351,245
16,400	OneMain Holdings, Inc.	854,932
230,222	P10, Inc. Class A	2,903,099
195,700	Piedmont Office Realty Trust, Inc., REIT Class A	1,790,655
52,299	Pinnacle Financial Partners, Inc.	5,982,483
27,310	Piper Sandler Cos.	8,191,635
25,500	Popular, Inc.	2,398,530
15,600	Preferred Bank	1,347,528
168,399	Radian Group, Inc.	5,341,616
72,100	Regions Financial Corp.	1,695,792
25,798	Reinsurance Group of America, Inc.	5,511,227
41,530	Ryan Specialty Holdings, Inc.	2,664,565
97,100	Sabra Health Care REIT, Inc., REIT	1,681,772
104,400	Service Properties Trust, REIT	265,176
87,352	StepStone Group, Inc. Class A	5,055,934
50,981	Stifel Financial Corp.	5,408,065
32,859	Sun Communities, Inc., REIT	4,040,671
56,200	Synchrony Financial	3,653,000
35,917	Tradeweb Markets, Inc. Class A	4,702,254
29,748	UMB Financial Corp.	3,357,359
172,600	Uniti Group, Inc., REIT	949,300
20,100	Universal Insurance Holdings, Inc.	423,306
77,500	Unum Group	5,659,825
127,700	Valley National Bancorp	1,156,962
48,700	Victory Capital Holdings, Inc. Class A	3,187,902
89,624	Voya Financial, Inc.	6,168,820
129,900	Western Union Co.	1,376,940
5,574	White Mountains Insurance Group Ltd.	10,841,764
45,416	Wintrust Financial Corp.	5,663,829
54,300	Zions Bancorp NA	2,945,775
		315,098,043
	Government — 0.1%
58,816	Banco Latinoamericano de Comercio Exterior SA	2,092,085
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Industrial — 18.0%
22,490	AAON, Inc.	2,646,623
5,000	Acuity Brands, Inc.	1,460,650
35,935	Advanced Energy Industries, Inc.	4,155,164
44,200	AGCO Corp.(a)	4,131,816
151,013	Air Transport Services Group, Inc.*	3,319,266
42,100	Apogee Enterprises, Inc.	3,006,361
20,297	AptarGroup, Inc.	3,188,659
11,500	ArcBest Corp.	1,073,180
10,484	Argan, Inc.	1,436,727
15,592	Armstrong World Industries, Inc.	2,203,617
26,450	Arrow Electronics, Inc.*	2,992,024
79,263	Atkore, Inc.	6,614,497
13,807	Axon Enterprise, Inc.*	8,205,776
77,631	AZEK Co., Inc.*	3,685,144
78,600	Berry Global Group, Inc.	5,083,062
21,600	Boise Cascade Co.	2,567,376
21,000	Builders FirstSource, Inc.*	3,001,530
39,949	BWX Technologies, Inc.	4,449,919
56,329	Casella Waste Systems, Inc. Class A*	5,960,172
22,000	Chart Industries, Inc.*	4,198,480
733,915	CNH Industrial NV	8,315,257
118,075	Cognex Corp.	4,234,170
92,447	Columbus McKinnon Corp.	3,442,726
42,402	Comfort Systems USA, Inc.	17,980,992
9,500	Covenant Logistics Group, Inc.	517,845
3,000	DXP Enterprises, Inc.*	247,860
25,495	Eagle Materials, Inc.	6,291,146
23,417	Esab Corp.	2,808,635
29,439	Exponent, Inc.	2,623,015
12,150	Fabrinet*	2,671,542
47,649	Federal Signal Corp.	4,402,291
223,080	Flex Ltd.*	8,564,041
54,803	Flowserve Corp.	3,152,269
399,450	Gates Industrial Corp. PLC*	8,216,687
26,077	Generac Holdings, Inc.*	4,043,239
24,110	Gibraltar Industries, Inc.*	1,420,079
21,100	Greenbrier Cos., Inc.	1,286,889
21,300	Greif, Inc. Class A	1,301,856
22,500	Griffon Corp.	1,603,575
96,050	Hexcel Corp.	6,022,335
30,153	Huntington Ingalls Industries, Inc.	5,698,012
50,257	IDEX Corp.	10,518,288
68,000	ITT, Inc.	9,715,840
36,000	Jabil, Inc.	5,180,400
204,458	Janus International Group, Inc.*	1,502,766
54,994	Knife River Corp.*	5,589,590
34,488	Lincoln Electric Holdings, Inc.	6,465,465
35,634	Loar Holdings, Inc.*	2,633,709
14,700	Mohawk Industries, Inc.*	1,751,211
8See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
3,400	Moog, Inc. Class A	669,256
73,000	Mueller Industries, Inc.	5,793,280
24,153	Nordson Corp.	5,053,774
64,000	O-I Glass, Inc.*	693,760
26,000	Oshkosh Corp.	2,471,820
20,500	Owens Corning	3,491,560
14,100	Primoris Services Corp.	1,077,240
32,760	RBC Bearings, Inc.*	9,799,826
25,250	Regal Rexnord Corp.	3,917,033
59,330	Rocket Lab USA, Inc.*	1,511,135
27,400	Ryder System, Inc.	4,297,964
26,600	Ryerson Holding Corp.	492,366
11,411	Saia, Inc.*	5,200,335
28,600	Sanmina Corp.*	2,164,162
112,017	Schneider National, Inc. Class B(a)	3,279,858
20,800	Scorpio Tankers, Inc.	1,033,552
21,257	Simpson Manufacturing Co., Inc.	3,525,048
10,700	Snap-on, Inc.	3,632,436
69,712	Standardaero, Inc.*	1,726,069
85,485	Summit Materials, Inc. Class A*	4,325,541
79,233	TD SYNNEX Corp.	9,292,446
105,265	Tetra Tech, Inc.	4,193,758
59,200	Textron, Inc.	4,528,208
42,589	Toro Co.	3,411,379
51,916	TriMas Corp.	1,276,614
62,121	Trimble, Inc.*	4,389,470
38,960	Universal Logistics Holdings, Inc.(a)	1,789,822
44,580	Vertiv Holdings Co. Class A	5,064,734
139,180	Vontier Corp.	5,075,895
60,900	World Kinect Corp.(a)	1,675,359
		316,435,473
	Technology — 10.6%
115,832	Alkami Technology, Inc.*	4,248,718
257,864	Allegro MicroSystems, Inc.*	5,636,907
32,800	Amdocs Ltd.	2,792,592
76,900	Amkor Technology, Inc.	1,975,561
512,274	CCC Intelligent Solutions Holdings, Inc.*	6,008,974
117,880	Cellebrite DI Ltd.*	2,596,896
22,800	Cirrus Logic, Inc.*	2,270,424
172,902	Clearwater Analytics Holdings, Inc. Class A*	4,758,263
29,500	CSG Systems International, Inc.	1,507,745
47,426	CyberArk Software Ltd.*	15,799,972
38,380	Descartes Systems Group, Inc.*	4,359,968
38,150	Doximity, Inc. Class A*	2,036,829
99,100	Dropbox, Inc. Class A*	2,976,964
80,220	Dynatrace, Inc.*	4,359,957
51,411	Entegris, Inc.	5,092,774
76,411	ExlService Holdings, Inc.*	3,391,120
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
26,414	Globant SA*	5,663,690
18,213	Guidewire Software, Inc.*	3,070,348
25,694	KBR, Inc.	1,488,453
158,801	Kyndryl Holdings, Inc.*	5,494,515
76,994	MACOM Technology Solutions Holdings, Inc.*	10,002,291
22,122	Manhattan Associates, Inc.*	5,978,249
23,237	MKS Instruments, Inc.	2,425,710
21,160	Monday.com Ltd.*	4,981,910
72,705	nCino, Inc.*	2,441,434
21,700	NCR Atleos Corp.*	736,064
169,270	NCR Voyix Corp.*	2,342,697
16,739	Nova Ltd.*	3,296,746
30,910	Parsons Corp.*	2,851,447
107,300	Penguin Solutions, Inc.*(a)	2,059,087
72,800	Photronics, Inc.*	1,715,168
208,500	Playtika Holding Corp.	1,446,990
45,956	Power Integrations, Inc.	2,835,485
189,408	Privia Health Group, Inc.*	3,702,926
57,719	Procore Technologies, Inc.*	4,324,885
21,470	PTC, Inc.*	3,947,689
47,401	Pure Storage, Inc. Class A*	2,911,843
112,810	Samsara, Inc. Class A*	4,928,669
208,630	SentinelOne, Inc. Class A*	4,631,586
48,007	Silicon Laboratories, Inc.*	5,963,430
14,900	Skyworks Solutions, Inc.	1,321,332
12,947	SPS Commerce, Inc.*	2,382,119
44,800	Twilio, Inc. Class A*	4,841,984
6,472	Tyler Technologies, Inc.*	3,732,014
101,383	Veeco Instruments, Inc.*	2,717,064
45,601	Workiva, Inc.*	4,993,309
107,700	Xerox Holdings Corp.(a)	907,911
13,980	Zebra Technologies Corp. Class A*	5,399,356
		185,350,065
	Utilities — 2.1%
38,792	IDACORP, Inc.	4,239,190
24,700	National Fuel Gas Co.	1,498,796
89,182	Northwestern Energy Group, Inc.	4,767,670
39,200	NRG Energy, Inc.	3,536,624
80,739	Portland General Electric Co.	3,521,835
57,393	Southwest Gas Holdings, Inc.	4,058,259
48,892	Talen Energy Corp.*(a)	9,850,271
109,282	TXNM Energy, Inc.	5,373,396
		36,846,041
	TOTAL COMMON STOCKS (COST $1,389,000,601)	1,667,649,374

10See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.7%
	Mutual Fund - Securities Lending Collateral — 0.7%
12,517,838	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(d)(e)	12,517,838
	TOTAL SHORT-TERM INVESTMENT (COST $12,517,838)	12,517,838
	TOTAL INVESTMENTS — 95.6% (Cost $1,401,518,439)	1,680,167,212
	Other Assets and Liabilities (net) — 4.4%	76,754,605
	NET ASSETS — 100.0%	$1,756,921,817

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2024 was $0.

(d)	The rate disclosed is the 7-day net yield as of December 31, 2024.
(e)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
188	Russell 2000 E-mini Index	Mar 2025	$21,148,120	$(76,736)
84	S&P Mid 400 E-mini Index	Mar 2025	26,432,280	(112,919)
				$(189,655)

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.9
Futures Contracts	0.0*
Short-Term Investment	0.7
Other Assets and Liabilities (net)	4.4
100.0%

*	Amount rounds to zero.
12See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.2%
	Brazil — 5.2%
877,100	Ambev SA	1,666,786
895,039	B3 SA - Brasil Bolsa Balcao	1,495,148
961,116	Banco Bradesco SA	1,655,313
626,100	Banco do Brasil SA	2,449,531
100,100	BRF SA	410,909
94,900	Centrais Eletricas Brasileiras SA	524,282
243,100	CPFL Energia SA	1,243,075
1,446,736	Dexco SA	1,395,720
585,100	EcoRodovias Infraestrutura e Logistica SA	401,568
179,800	Embraer SA*	1,635,352
391,800	Hapvida Participacoes e Investimentos SA*	141,427
142,621	Itau Unibanco Holding SA, ADR	707,400
489,257	Lojas Renner SA	959,847
4,179	MercadoLibre, Inc.*	7,106,139
971,500	Natura & Co. Holding SA	2,006,578
295,600	Neoenergia SA	904,813
168,224	NU Holdings Ltd. Class A *	1,742,801
517,340	Petroleo Brasileiro SA, ADR	6,652,992
206,489	Petroleo Brasileiro SA, Preferred ADR	2,444,830
176,500	Porto Seguro SA	1,044,227
1,073,648	Raia Drogasil SA	3,823,378
140,133	Telefonica Brasil SA, ADR	1,058,004
188,800	TIM SA	442,520
13,298	TIM SA, ADR	156,385
122,800	Vale SA	1,084,316
238,123	Vale SA, ADR	2,112,151
395,800	Vibra Energia SA	1,142,966
518,800	WEG SA	4,431,489
		50,839,947
	Canada — 0.4%
33,780	Franco-Nevada Corp.	3,972,190
	Chile — 0.5%
9,551	Banco de Credito e Inversiones SA	265,059
464,386	Cencosud SA	1,027,273
107,071	Cia Cervecerias Unidas SA, ADR(a)	1,213,114
6,112,556	Enel Americas SA	536,257
2,063,592	Enel Chile SA	119,310
419,713	Falabella SA*	1,483,413
7,610	Sociedad Quimica y Minera de Chile SA, ADR	276,700
		4,921,126
	China — 24.3%
206,000	AAC Technologies Holdings, Inc.	994,471
399,600	Agricultural Bank of China Ltd. Class A	292,340
4,476,800	Agricultural Bank of China Ltd. Class H	2,553,083
69,000	Airtac International Group	1,776,327
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
1,524,991	Alibaba Group Holding Ltd.	16,176,631
312,000	Aluminum Corp. of China Ltd. Class H	180,341
93,311	Amlogic Shanghai Co. Ltd. Class A *	877,981
100,000	Anhui Conch Cement Co. Ltd. Class H	255,923
72,625	Autohome, Inc., ADR	1,884,619
20,200	Avary Holding Shenzhen Co. Ltd. Class A	100,955
211,000	AviChina Industry & Technology Co. Ltd. Class H (a)	104,849
506,550	Baidu, Inc. Class A *	5,392,888
119,400	Bank of Beijing Co. Ltd. Class A	100,601
167,900	Bank of China Ltd. Class A	126,743
6,219,000	Bank of China Ltd. Class H	3,178,371
187,600	Bank of Communications Co. Ltd. Class A	199,699
684,000	Bank of Communications Co. Ltd. Class H	562,666
49,100	Bank of Hangzhou Co. Ltd. Class A	98,277
79,200	Bank of Jiangsu Co. Ltd. Class A	106,551
66,700	Bank of Nanjing Co. Ltd. Class A	97,319
1,131,300	Bank of Shanghai Co. Ltd. Class A	1,418,145
53,100	BeiGene Ltd.*	746,467
846,100	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,504,590
507,300	Beijing Yanjing Brewery Co. Ltd. Class A	836,784
55,980	Bilibili, Inc. Class Z *(a)	1,023,328
179,100	BOE Technology Group Co. Ltd. Class A	107,716
8,600	BYD Co. Ltd. Class A	333,031
134,500	BYD Co. Ltd. Class H	4,616,108
124,700	Chifeng Jilong Gold Mining Co. Ltd. Class A	266,680
720,000	China CITIC Bank Corp. Ltd. Class H	497,738
190,000	China Communications Services Corp. Ltd. Class H	111,535
8,402,600	China Construction Bank Corp. Class H	7,009,423
222,500	China Everbright Bank Co. Ltd. Class A	117,968
3,574,000	China Everbright Bank Co. Ltd. Class H	1,389,489
1,616,000	China Feihe Ltd.	1,133,787
481,000	China Galaxy Securities Co. Ltd. Class H	439,021
553,600	China International Capital Corp. Ltd. Class H	913,645
201,000	China Life Insurance Co. Ltd. Class H	379,853
35,400	China Literature Ltd.*	114,841
397,335	China Mengniu Dairy Co. Ltd.	898,204
98,500	China Merchants Bank Co. Ltd. Class A	530,335
754,500	China Merchants Bank Co. Ltd. Class H	3,885,195
196,000	China Merchants Port Holdings Co. Ltd.	349,209
36,400	China Merchants Securities Co. Ltd. Class A	95,547
163,200	China Minsheng Banking Corp. Ltd. Class A	92,340
531,000	China Minsheng Banking Corp. Ltd. Class H	235,151
700,000	China Oilfield Services Ltd. Class H	634,402
1,033,000	China Overseas Land & Investment Ltd.	1,648,981
32,500	China Pacific Insurance Group Co. Ltd. Class A	151,742
211,400	China Pacific Insurance Group Co. Ltd. Class H	685,803
5,803,000	China Reinsurance Group Corp. Class H	649,928
476,000	China Resources Beer Holdings Co. Ltd.	1,547,255
383,500	China Resources Pharmaceutical Group Ltd.	281,406
14See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
9,200	China Tourism Group Duty Free Corp. Ltd. Class A	84,460
151,700	China United Network Communications Ltd. Class A	110,358
315,200	Chinese Universe Publishing & Media Group Co. Ltd. Class A	541,941
188,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	112,539
1,490,000	CITIC Ltd.	1,766,605
61,700	CITIC Securities Co. Ltd. Class A	246,572
1,755,000	CMOC Group Ltd. Class H	1,186,124
383,100	CNOOC Energy Technology & Services Ltd. Class A	224,110
79,784	Contemporary Amperex Technology Co. Ltd. Class A	2,907,497
61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	131,233
1,037,000	COSCO SHIPPING Holdings Co. Ltd. Class H	1,708,765
115,300	CRRC Corp. Ltd. Class A	132,372
3,157	Eastroc Beverage Group Co. Ltd. Class A	107,487
113,600	ENN Energy Holdings Ltd.	816,761
4,954	Eoptolink Technology, Inc. Ltd. Class A	78,444
14,400	Foshan Haitian Flavouring & Food Co. Ltd. Class A	90,552
213,500	Fosun International Ltd.	124,781
88,700	Foxconn Industrial Internet Co. Ltd. Class A	261,267
20,500	G-bits Network Technology Xiamen Co. Ltd. Class A	614,614
1,073,000	Geely Automobile Holdings Ltd.	2,047,112
247,000	GF Securities Co. Ltd. Class H	335,144
24,800	Giant Biogene Holding Co. Ltd.	159,311
192,100	GoerTek, Inc. Class A	679,262
1,041,500	Great Wall Motor Co. Ltd. Class H (a)	1,831,486
203,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,269,617
35,500	Guotai Junan Securities Co. Ltd. Class A	90,705
30,000	Haier Smart Home Co. Ltd. Class A	117,012
994,600	Haier Smart Home Co. Ltd. Class H	3,521,071
53,000	Haitian International Holdings Ltd.	143,963
412,700	Hangzhou Robam Appliances Co. Ltd. Class A	1,211,653
371,700	Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	1,473,794
586,000	Hansoh Pharmaceutical Group Co. Ltd.	1,303,572
94,000	Hisense Home Appliances Group Co. Ltd. Class H (a)	297,080
2,500	Hithink RoyalFlush Information Network Co. Ltd. Class A	98,469
34,500	Huatai Securities Co. Ltd. Class A	83,139
650,400	Huatai Securities Co. Ltd. Class H	1,098,520
1,206,390	Huaxia Bank Co. Ltd. Class A	1,323,860
523,300	Huayu Automotive Systems Co. Ltd. Class A	1,262,501
286,000	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,139,416
301,200	Industrial & Commercial Bank of China Ltd. Class A	285,550
7,244,000	Industrial & Commercial Bank of China Ltd. Class H	4,858,584
97,700	Industrial Bank Co. Ltd. Class A	256,455
90,850	JD Health International, Inc.*	328,643
783,400	JD Logistics, Inc.*	1,290,884
419,300	JD.com, Inc. Class A	7,341,036
30,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	189,907
77,460	Jinko Solar Co. Ltd. Class A	75,452
17,111	KE Holdings, Inc., ADR	315,185
343,000	Kingsoft Corp. Ltd.	1,485,842
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
339,700	Kuaishou Technology*(a)	1,808,276
1,140,000	Lenovo Group Ltd.	1,479,309
29,500	Lens Technology Co. Ltd. Class A	88,509
94,300	Li Auto, Inc. Class A *	1,140,518
679,500	Li Ning Co. Ltd.	1,439,835
1,454,000	Lonking Holdings Ltd.	282,641
47,265	Luckin Coffee, Inc., ADR*(a)	1,213,293
590,650	Meituan Class B *	11,534,781
31,100	Midea Group Co. Ltd.*	302,474
206,205	Midea Group Co. Ltd. Class A	2,124,977
356,000	MMG Ltd.*	117,323
3,800	NAURA Technology Group Co. Ltd. Class A	203,555
135,300	NetEase, Inc.	2,410,613
144,400	New China Life Insurance Co. Ltd. Class H	438,705
14,900	Ningbo Deye Technology Co. Ltd. Class A	173,103
63,303	PDD Holdings, Inc., ADR*	6,139,758
3,006,000	People's Insurance Co. Group of China Ltd. Class H	1,497,592
91,600	Ping An Bank Co. Ltd. Class A	146,826
51,732	Ping An Insurance Group Co. of China Ltd. Class A	373,147
1,528,500	Ping An Insurance Group Co. of China Ltd. Class H (a)	9,061,261
63,000	Pop Mart International Group Ltd.	727,084
138,300	Postal Savings Bank of China Co. Ltd. Class A	107,620
1,163,000	Postal Savings Bank of China Co. Ltd. Class H	685,707
9,806	Qifu Technology, Inc., ADR	376,354
39,800	Sany Heavy Industry Co. Ltd. Class A	89,859
38,300	SF Holding Co. Ltd. Class A	211,459
1,041,708	Shanghai Pudong Development Bank Co. Ltd. Class A	1,468,531
127,369	Shanjin International Gold Co. Ltd. Class A	268,200
77,500	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	317,783
191,000	Silergy Corp.	2,350,760
380,700	Sinoma International Engineering Co. Class A	494,439
272,000	Sinotruk Hong Kong Ltd.	798,357
41,982	Sungrow Power Supply Co. Ltd. Class A	424,637
134,200	Sunny Optical Technology Group Co. Ltd.	1,189,461
701,600	Tencent Holdings Ltd.	37,663,373
382,000	Tongcheng Travel Holdings Ltd.	895,011
63,650	Trip.com Group Ltd.*	4,424,720
65,420	Universal Scientific Industrial Shanghai Co. Ltd. Class A	147,882
44,066	Vipshop Holdings Ltd., ADR	593,569
1,554,000	Weichai Power Co. Ltd. Class H	2,376,627
347,900	Western Mining Co. Ltd. Class A	765,935
646,200	Wilmar International Ltd.	1,468,421
19,300	Wuliangye Yibin Co. Ltd. Class A	370,281
16,740	WUS Printed Circuit Kunshan Co. Ltd. Class A	90,933
11,600	WuXi AppTec Co. Ltd. Class A	87,470
425,964	Xiamen Tungsten Co. Ltd. Class A	1,124,544
1,495,000	Xiaomi Corp. Class B *	6,639,783
806,000	Xinyi Glass Holdings Ltd.	818,664
1,032,000	Xinyi Solar Holdings Ltd.(a)	417,160
16See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
17,100	XPeng, Inc. Class A *	102,693
104,191	Yealink Network Technology Corp. Ltd. Class A	550,984
1,327,149	Yifeng Pharmacy Chain Co. Ltd. Class A	4,387,314
29,155	Yum China Holdings, Inc.	1,404,396
479,601	Yunnan Aluminium Co. Ltd. Class A	888,996
12,300	Yunnan Baiyao Group Co. Ltd. Class A	101,022
479,600	Zhejiang Longsheng Group Co. Ltd. Class A	676,108
30,300	Zhejiang NHU Co. Ltd. Class A	91,200
4,414	Zhongji Innolight Co. Ltd. Class A	74,689
592,500	Zhongsheng Group Holdings Ltd.	1,064,798
99,100	Zijin Mining Group Co. Ltd. Class A	205,280
196,600	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (a)	144,262
67,124	ZTO Express Cayman, Inc., ADR	1,312,274
		237,242,125
	Colombia — 0.1%
20,438	Bancolombia SA	174,432
33,137	Bancolombia SA, ADR	1,044,147
33,752	Interconexion Electrica SA ESP	127,943
		1,346,522
	Czech Republic — 0.1%
12,829	CEZ AS	504,993
5,901	Komercni Banka AS	205,948
20,057	Moneta Money Bank AS	102,133
		813,074
	Greece — 0.8%
705,399	Eurobank Ergasias Services & Holdings SA Class A	1,628,883
111,995	Jumbo SA	2,964,214
151,942	National Bank of Greece SA	1,205,193
14,523	OPAP SA	236,106
373,254	Piraeus Financial Holdings SA	1,488,042
		7,522,438
	Hong Kong — 0.6%
88,700	ASMPT Ltd.	855,262
669,000	Hang Lung Properties Ltd.	536,547
96,000	Orient Overseas International Ltd.	1,422,460
3,185,000	Sino Biopharmaceutical Ltd.	1,312,058
2,236,500	WH Group Ltd.	1,730,362
		5,856,689
	Hungary — 0.4%
32,435	MOL Hungarian Oil & Gas PLC	222,895
43,114	OTP Bank Nyrt	2,353,968
43,425	Richter Gedeon Nyrt	1,136,831
		3,713,694
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	India — 16.6%
14,603	ABB India Ltd.	1,179,472
25,110	Ajanta Pharma Ltd.	863,164
13,397	AU Small Finance Bank Ltd.	87,473
72,118	Aurobindo Pharma Ltd.	1,124,978
269,082	Axis Bank Ltd.	3,356,699
14,942	Bajaj Auto Ltd.	1,537,583
30,693	Bajaj Finserv Ltd.	562,854
490,764	Bank of Baroda	1,378,275
605,987	Bharat Electronics Ltd.	2,073,898
465,118	Bharat Petroleum Corp. Ltd.	1,586,906
143,236	Bharti Airtel Ltd.	2,665,836
4,537	Blue Star Ltd.	112,612
447	Bosch Ltd.	178,167
9,392	Britannia Industries Ltd.	522,730
5,207	BSE Ltd.	324,047
1,080,895	Canara Bank	1,263,283
500,633	Cipla Ltd.	8,943,869
47,632	Colgate-Palmolive India Ltd.	1,492,712
18,434	Computer Age Management Services Ltd.	1,091,759
13,210	Cummins India Ltd.	505,934
25,271	Cyient Ltd.	544,818
21,434	Dabur India Ltd.	127,131
1,712	Divi's Laboratories Ltd.	122,050
1,693	Dixon Technologies India Ltd.	354,641
127,420	Dr. Reddy's Laboratories Ltd., ADR	2,011,962
1,740	Eicher Motors Ltd.	98,063
98,762	Emami Ltd.	693,126
652,823	GAIL India Ltd.	1,455,653
21,100	Glenmark Pharmaceuticals Ltd.	397,262
20,767	Grasim Industries Ltd.	592,832
94,546	Great Eastern Shipping Co. Ltd.	1,065,625
19,902	Havells India Ltd.	389,375
127,537	HCL Technologies Ltd.	2,867,334
7,436	HDFC Asset Management Co. Ltd.	366,607
957,538	HDFC Bank Ltd.	19,818,748
1,774	HDFC Bank Ltd., ADR	113,288
76,125	HDFC Life Insurance Co. Ltd.	549,461
23,731	Hero MotoCorp Ltd.	1,153,097
259,879	Hindalco Industries Ltd.	1,827,057
25,770	Hindustan Aeronautics Ltd.	1,258,494
329,023	Hindustan Petroleum Corp. Ltd.	1,571,640
142,404	Hindustan Unilever Ltd.	3,870,571
212,236	Hindustan Zinc Ltd.	1,099,930
143,009	ICICI Bank Ltd., ADR	4,270,249
134,127	ICICI Bank Ltd.	2,010,799
49,022	ICICI Lombard General Insurance Co. Ltd.	1,025,518
96,787	ICICI Prudential Life Insurance Co. Ltd.	741,048
867,261	Indian Oil Corp. Ltd.	1,382,127
18,837	Indian Railway Catering & Tourism Corp. Ltd.	173,037
18See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	India — continued
94,218	Indus Towers Ltd.*	375,821
66,783	IndusInd Bank Ltd.	749,277
189,222	Infosys Ltd.	4,167,630
301,433	Infosys Ltd., ADR(a)	6,607,411
11,037	InterGlobe Aviation Ltd.*	587,652
767,512	Jio Financial Services Ltd.*	2,679,585
163,262	Kotak Mahindra Bank Ltd.	3,403,924
32,760	LIC Housing Finance Ltd.	229,207
66,333	Lupin Ltd.	1,820,688
91,619	Mahindra & Mahindra Ltd.	3,226,322
7,560	Mankind Pharma Ltd.*	255,197
126,694	Marico Ltd.	947,463
37,042	Mphasis Ltd.	1,233,958
1,256	Multi Commodity Exchange of India Ltd.	91,691
39,218	Muthoot Finance Ltd.	980,293
102,748	National Aluminium Co. Ltd.	253,828
262,188	NCC Ltd.	839,724
1,510,782	NMDC Ltd.	1,160,080
8,305	Oracle Financial Services Software Ltd.	1,241,670
889	Page Industries Ltd.	493,122
9,872	Persistent Systems Ltd.	746,623
331,334	Petronet LNG Ltd.	1,339,056
29,911	PI Industries Ltd.	1,289,181
46,378	Pidilite Industries Ltd.	1,570,965
35,373	PNB Housing Finance Ltd.*	363,589
533,779	Power Grid Corp. of India Ltd.	1,928,403
1,057,657	Punjab National Bank	1,268,120
41,425	Rail Vikas Nigam Ltd.	204,527
202,173	REC Ltd.	1,185,450
663,438	Reliance Industries Ltd.	9,426,126
216,215	Samvardhana Motherson International Ltd.	392,963
54,017	Shriram Finance Ltd.	1,826,251
1,247	Siemens Ltd.	95,286
1,975	Solar Industries India Ltd.	226,074
74,762	State Bank of India	695,105
133,598	Sun Pharmaceutical Industries Ltd.	2,949,295
57,625	Sun TV Network Ltd.	459,748
749,750	Suzlon Energy Ltd.*	545,496
159,323	Syngene International Ltd.	1,593,625
92,479	Tata Consultancy Services Ltd.	4,435,255
281,529	Tata Motors Ltd.	2,439,307
239,809	Tata Steel Ltd.	386,826
100,100	Tech Mahindra Ltd.	1,993,494
1,602	Thermax Ltd.	75,596
15,915	Torrent Pharmaceuticals Ltd.	625,512
14,547	Trent Ltd.	1,207,827
464,038	Union Bank of India Ltd.	651,012
93,139	United Spirits Ltd.	1,762,394
239,889	UPL Ltd.	1,410,242
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	India — continued
110,070	Vedanta Ltd.	571,539
61,065	Voltas Ltd.	1,279,092
556,786	Wipro Ltd.	1,964,046
121,907	Zomato Ltd.*	395,778
101,461	Zydus Lifesciences Ltd.	1,150,734
		162,602,874
	Indonesia — 1.6%
6,789,800	Astra International Tbk. PT	2,067,103
6,858,000	Bank Central Asia Tbk. PT	4,122,470
2,910,200	Bank Mandiri Persero Tbk. PT	1,030,639
411,100	Bank Negara Indonesia Persero Tbk. PT	111,108
15,428,699	Bank Rakyat Indonesia Persero Tbk. PT	3,911,096
179,600	Indofood CBP Sukses Makmur Tbk. PT	126,931
3,976,500	Kalbe Farma Tbk. PT	336,007
783,100	Merdeka Copper Gold Tbk. PT*	78,578
10,421,900	Perusahaan Gas Negara Tbk. PT	1,029,563
6,568,400	Telkom Indonesia Persero Tbk. PT	1,105,956
788,800	United Tractors Tbk. PT	1,312,216
		15,231,667
	Italy — 0.6%
163,362	Coca-Cola HBC AG	5,589,523
	Japan — 0.3%
191,600	Nexon Co. Ltd.(a)	2,897,286
	Kazakhstan — 0.2%
23,870	Kaspi.KZ JSC, ADR	2,260,728
443,510	Solidcore Resources PLC*(b)(c)	—
		2,260,728
	Kuwait — 0.3%
115,403	Boubyan Bank KSCP	209,994
520,685	Gulf Bank KSCP	550,578
57,875	Kuwait Finance House KSCP	140,041
484,174	National Bank of Kuwait SAKP	1,407,136
275,831	National Industries Group Holding SAK	221,882
		2,529,631
	Macau — 0.2%
286,000	Galaxy Entertainment Group Ltd.	1,214,992
321,600	Sands China Ltd.*	865,279
		2,080,271
	Malaysia — 1.2%
1,211,000	AMMB Holdings Bhd.	1,484,128
320,300	Axiata Group Bhd.	178,362
379,300	Bursa Malaysia Bhd.	760,042
473,400	CIMB Group Holdings Bhd.	868,138
20See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Malaysia — continued
249,100	Genting Malaysia Bhd.	125,901
314,400	Hong Leong Bank Bhd.	1,445,614
428,500	Malayan Banking Bhd.	981,290
472,600	Petronas Chemicals Group Bhd.	546,426
753,100	Public Bank Bhd.	768,005
936,400	RHB Bank Bhd.	1,357,011
474,100	Sime Darby Bhd.	250,224
172,700	Sunway Bhd.	185,001
723,100	Telekom Malaysia Bhd.	1,075,392
593,200	Tenaga Nasional Bhd.	1,981,977
260,800	YTL Corp. Bhd.	155,728
		12,163,239
	Mexico — 3.1%
130,700	Alfa SAB de CV Class A	94,476
140,933	America Movil SAB de CV, ADR	2,016,751
56,700	Arca Continental SAB de CV	470,474
384,400	Banco del Bajio SA	769,993
392,416	Cemex SAB de CV, ADR(a)	2,213,226
19,095	Coca-Cola Femsa SAB de CV, ADR	1,487,309
309,671	Credito Real SAB de CV SOFOM ER*(a)(b)(c)	—
114,391	Fomento Economico Mexicano SAB de CV, ADR	9,779,287
67,901	Fresnillo PLC	528,519
63,655	Gruma SAB de CV Class B	996,058
12,100	Grupo Aeroportuario del Centro Norte SAB de CV(a)	104,608
698,800	Grupo Financiero Banorte SAB de CV Class O	4,515,553
27,000	Grupo Financiero Inbursa SAB de CV Class O *(a)	56,408
309,700	Grupo Mexico SAB de CV Series B	1,478,737
502,123	Kimberly-Clark de Mexico SAB de CV Class A (a)	709,013
120,500	Megacable Holdings SAB de CV(a)	196,171
57,765	Promotora y Operadora de Infraestructura SAB de CV	490,785
7,239	Southern Copper Corp.	659,690
162,906	Unifin Financiera SAB de CV*(a)(b)(c)	9,402
1,233,325	Wal-Mart de Mexico SAB de CV	3,255,215
		29,831,675
	Netherlands — 0.3%
55,154	Heineken Holding NV	3,303,927
	Panama — 0.2%
20,487	Copa Holdings SA Class A	1,800,398
	Peru — 0.5%
13,393	Cia de Minas Buenaventura SAA, ADR	154,287
26,481	Credicorp Ltd.	4,854,497
		5,008,784
	Philippines — 0.5%
19,640	Ayala Corp.	203,377
507,000	Ayala Land, Inc.	229,638
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Philippines — continued
139,820	Bank of the Philippine Islands	294,892
355,360	BDO Unibank, Inc.	884,637
37,340	GT Capital Holdings, Inc.	424,751
81,310	International Container Terminal Services, Inc.	542,582
35,600	Jollibee Foods Corp.	165,553
508,310	Metropolitan Bank & Trust Co.	632,696
13,404	PLDT, Inc., ADR	296,899
858,520	Universal Robina Corp.	1,172,497
		4,847,522
	Poland — 0.7%
60,903	Alior Bank SA	1,267,719
271,800	Allegro.eu SA*	1,781,907
9,265	Asseco Poland SA	215,778
5,683	CCC SA*	252,877
5,058	CD Projekt SA	234,434
65,610	KGHM Polska Miedz SA	1,826,648
29,003	Powszechna Kasa Oszczednosci Bank Polski SA	419,605
47,971	Powszechny Zaklad Ubezpieczen SA	532,366
		6,531,334
	Portugal — 0.3%
170,844	Jeronimo Martins SGPS SA	3,263,970
	Qatar — 0.3%
295,427	Barwa Real Estate Co.	229,623
268,062	Masraf Al Rayan QSC	181,334
62,855	Ooredoo QPSC	199,389
150,528	Qatar Islamic Bank QPSC	883,076
354,418	Qatar National Bank QPSC	1,683,023
		3,176,445
	Russia — 0.0%
214,920	Evraz PLC*(b)(c)(d)	5,383
7,610	Gazprom Neft PJSC(b)(c)(d)	278
1,043,282	Gazprom PJSC*(b)(c)(d)	22,054
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	3,965
1,645,900	GMK Norilskiy Nickel PAO*(b)(c)(d)	29,994
5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	750
44,258	LSR Group PJSC(b)(c)(d)	2,097
136,755	LUKOIL PJSC(b)(c)(d)	62,054
8,543	Magnit PJSC(b)(c)(d)	2,413
984,659	Magnitogorsk Iron & Steel Works PJSC(b)(c)(d)	4,338
9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	2
126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	7,602
154,250	Novatek PJSC(b)(c)(d)	17,287
1,715,500	Novolipetsk Steel PJSC(b)(c)(d)	29,308
5,323	PhosAgro PJSC(b)(c)(d)(f)	2,495
103	PhosAgro PJSC*(b)(c)(d)(e)(f)	19
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0
22See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
25,062	Polyus PJSC*(b)(c)(d)(e)	25,402
1	Polyus PJSC, GDR*(b)(c)(d)	1
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	495
5,496,180	Sberbank of Russia PJSC(b)(c)(d)	65,103
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	16,882
25,625,090	Surgutneftegas PJSC(b)(c)(d)	51,367
598,704	Tatneft PJSC(b)(c)(d)	20,075
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	4,964
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655
		383,141
	Saudi Arabia — 2.8%
92,014	Al Rajhi Bank	2,316,635
12,693	Almarai Co. JSC	193,229
297,679	Arab National Bank	1,670,057
39,853	Bank Al-Jazira*	198,342
391,730	Banque Saudi Fransi	1,651,409
19,020	Co. for Cooperative Insurance	747,153
41,105	Dar Al Arkan Real Estate Development Co.*	165,190
1,978	Elm Co.	586,967
111,326	Etihad Etisalat Co.	1,582,160
46,524	Jarir Marketing Co.	156,756
24,431	Nahdi Medical Co.	764,647
276,603	Riyad Bank	2,105,404
48,241	SABIC Agri-Nutrients Co.	1,425,121
1,820	SAL Saudi Logistics Services	122,354
39,359	Saudi Arabian Mining Co.*	526,896
238,831	Saudi Arabian Oil Co.	1,782,938
217,611	Saudi Awwal Bank	1,948,850
86,919	Saudi Basic Industries Corp.	1,549,894
211,564	Saudi Investment Bank	816,437
335,368	Saudi National Bank	2,981,128
267,744	Saudi Telecom Co.	2,850,312
11,375	Savola Group*	111,104
129,747	Yanbu National Petrochemical Co.	1,305,274
		27,558,257
	Singapore — 0.3%
26,767	Sea Ltd., ADR*	2,839,979
	South Africa — 2.4%
96,267	Absa Group Ltd.	968,027
93,331	AVI Ltd.	542,675
80,161	Bid Corp. Ltd.	1,829,090
128,933	Clicks Group Ltd.	2,549,279
31,582	Discovery Ltd.	325,979
28,278	Gold Fields Ltd., ADR	373,270
39,499	Gold Fields Ltd.	517,234
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	South Africa — continued
45,434	Harmony Gold Mining Co. Ltd.	362,798
12,029	Impala Platinum Holdings Ltd.*	55,938
150,231	Investec Ltd.	995,489
44,479	Kumba Iron Ore Ltd.	769,013
131,559	Lewis Group Ltd.	558,376
688,077	Momentum Group Ltd.	1,103,403
72,831	Mr. Price Group Ltd.	1,139,552
12,902	Naspers Ltd. Class N	2,853,359
36,893	Nedbank Group Ltd.	550,775
2,008,439	Old Mutual Ltd.	1,331,509
67,483	OUTsurance Group Ltd.	237,818
1,105,725	Redefine Properties Ltd., REIT	266,616
379,541	Sanlam Ltd.	1,747,457
356,381	Sasol Ltd.	1,572,647
635,370	Sibanye Stillwater Ltd.*	504,390
169,334	Standard Bank Group Ltd.	1,990,011
49,735	Vodacom Group Ltd.	267,151
		23,411,856
	South Korea — 7.9%
3,193	Alteogen, Inc.*	671,286
13,850	Amorepacific Corp.	985,959
12,584	Celltrion, Inc.	1,602,758
650	CJ CheilJedang Corp.	112,811
41,333	Coupang, Inc.*	908,499
13,272	Coway Co. Ltd.	603,129
7,103	DB HiTek Co. Ltd.	159,946
22,647	DB Insurance Co. Ltd.	1,581,436
1,451	Ecopro Materials Co. Ltd.*	64,855
3,743	GS Holdings Corp.*	99,922
22,213	Hana Financial Group, Inc.	857,045
1,821	Hanjin Kal Corp.	93,267
53,134	Hankook Tire & Technology Co. Ltd.	1,385,963
3,426	Hanmi Semiconductor Co. Ltd.	191,995
2,439	Hanwha Aerospace Co. Ltd.	540,932
3,355	HD Hyundai Co. Ltd.	180,495
1,755	HD Hyundai Heavy Industries Co. Ltd.*	342,739
3,232	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	500,558
36,309	HL Mando Co. Ltd.	1,002,589
20,843	HMM Co. Ltd.	250,034
13,081	Hyundai Glovis Co. Ltd.	1,049,394
14,260	Hyundai Marine & Fire Insurance Co. Ltd.	239,257
19,246	Hyundai Mobis Co. Ltd.	3,091,858
3,045	Hyundai Motor Co.	438,502
11,485	Hyundai Rotem Co. Ltd.*	387,735
58,000	KB Financial Group, Inc.	3,266,107
35,650	Kia Corp.	2,438,580
43,415	Korea Electric Power Corp.*	591,292
41,251	Korea Investment Holdings Co. Ltd.	1,997,892
24See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
72,068	Korean Air Lines Co. Ltd.	1,106,366
7,458	Krafton, Inc.*	1,583,144
78,828	KT Corp., ADR(a)	1,223,411
2,354	Kumho Petrochemical Co. Ltd.	144,871
3,764	LG Chem Ltd.	639,201
7,481	LG Corp.	365,881
8,121	LG Electronics, Inc.	460,621
7,067	LG Innotek Co. Ltd.	777,675
1,132	LS Electric Co. Ltd.	123,646
7,585	Meritz Financial Group, Inc.	535,842
12,127	NAVER Corp.*	1,638,461
25,681	Netmarble Corp.*	901,883
10,536	NH Investment & Securities Co. Ltd.	99,838
6,978	Samsung C&T Corp.	544,153
18,524	Samsung Electro-Mechanics Co. Ltd.	1,557,770
575,691	Samsung Electronics Co. Ltd.	20,804,104
6,170	Samsung SDI Co. Ltd.*	1,037,309
1,841	Samsung SDS Co. Ltd.	159,821
46,476	Shinhan Financial Group Co. Ltd.	1,504,318
2,354	SK Biopharmaceuticals Co. Ltd.*	177,651
88,334	SK Hynix, Inc.	10,434,591
5,102	SK Innovation Co. Ltd.*	388,156
14,844	SK Square Co. Ltd.*	799,599
23,429	SK Telecom Co. Ltd.	878,498
56,585	SK Telecom Co. Ltd., ADR(a)	1,190,548
16,318	S-Oil Corp.	607,429
155,752	Woori Financial Group, Inc.	1,626,131
		76,947,753
	Taiwan — 16.1%
332,792	Advantech Co. Ltd.	3,517,285
180,000	Asia Cement Corp.	221,812
22,000	Asia Vital Components Co. Ltd.	418,063
2,000	ASPEED Technology, Inc.	202,840
116,000	Asustek Computer, Inc.	2,179,566
508,000	AUO Corp.	227,004
65,455	Bizlink Holding, Inc.	1,221,872
30,000	Catcher Technology Co. Ltd.	177,523
1,296,000	Cathay Financial Holding Co. Ltd.	2,699,959
143,000	Cheng Shin Rubber Industry Co. Ltd.	213,947
476,000	China Airlines Ltd.	372,414
123,000	Chroma ATE, Inc.	1,534,475
1,945,000	Compal Electronics, Inc.	2,233,655
1,193,000	CTBC Financial Holding Co. Ltd.	1,422,816
252,000	Delta Electronics, Inc.	3,309,064
911,000	E.Sun Financial Holding Co. Ltd.	748,874
244,000	Elan Microelectronics Corp.	1,123,824
1,035,000	Eva Airways Corp.	1,400,120
242,000	Evergreen Marine Corp. Taiwan Ltd.	1,660,846
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
233,000	Far Eastern New Century Corp.	224,582
1,058,000	Fubon Financial Holding Co. Ltd.	2,914,103
12,000	Genius Electronic Optical Co. Ltd.	185,575
157,000	Giant Manufacturing Co. Ltd.	677,622
175,000	Hiwin Technologies Corp.	1,756,165
1,042,000	Hon Hai Precision Industry Co. Ltd.	5,848,129
9,000	International Games System Co. Ltd.	267,382
1,227,000	KGI Financial Holding Co. Ltd.	643,731
24,000	Largan Precision Co. Ltd.	1,958,242
197,000	MediaTek, Inc.	8,502,646
68,000	Nien Made Enterprise Co. Ltd.	760,176
17,000	Novatek Microelectronics Corp.	260,306
558,000	Pegatron Corp.	1,564,160
19,000	PharmaEssentia Corp.*	356,418
1,056,000	Pou Chen Corp.	1,188,562
423,998	President Chain Store Corp.	3,401,347
461,000	Primax Electronics Ltd.	1,068,676
125,000	Quanta Computer, Inc.	1,094,267
214,000	Radiant Opto-Electronics Corp.	1,282,649
114,000	Realtek Semiconductor Corp.	1,975,080
467,000	SinoPac Financial Holdings Co. Ltd.	326,200
131,000	Sitronix Technology Corp.	849,105
935,000	Taishin Financial Holding Co. Ltd.	496,241
533,000	Taiwan Business Bank	241,427
2,704,924	Taiwan Semiconductor Manufacturing Co. Ltd.	88,694,148
374,000	Uni-President Enterprises Corp.	922,893
74,000	United Microelectronics Corp.	97,171
22,000	Voltronic Power Technology Corp.	1,248,151
225,000	Wan Hai Lines Ltd.	556,589
260,000	Winbond Electronics Corp.*	117,372
29,000	Wistron Corp.	91,995
608,000	Yang Ming Marine Transport Corp.	1,403,883
794,000	Yuanta Financial Holding Co. Ltd.	823,438
85,000	Zhen Ding Technology Holding Ltd.	311,123
		156,995,513
	Thailand — 1.7%
451,700	Bangchak Corp. PCL, NVDR	476,938
279,200	Bangkok Bank PCL, NVDR	1,236,521
2,009,900	Charoen Pokphand Foods PCL, NVDR	1,344,060
467,200	CP ALL PCL, NVDR	763,936
217,100	Delta Electronics Thailand PCL, NVDR	971,044
959,600	Indorama Ventures PCL, NVDR	700,808
521,900	Kasikornbank PCL Class F	2,380,274
2,279,200	Krung Thai Bank PCL, NVDR	1,403,819
340,900	PTT Exploration & Production PCL Class F	1,189,825
349,900	SCB X PCL Class F	1,200,713
77,100	Siam Cement PCL Class F	379,903
2,686,500	Thai Beverage PCL	1,073,261
26See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Thailand — continued
174,400	Thai Oil PCL, NVDR	144,502
1,868,800	Thai Union Group PCL, NVDR	712,550
1,749,600	Thai Union Group PCL Class F	667,101
24,814,500	TMBThanachart Bank PCL, NVDR	1,353,717
820,700	True Corp. PCL, NVDR*	267,188
		16,266,160
	Turkey — 0.5%
583,811	Akbank TAS	1,070,690
83,386	Haci Omer Sabanci Holding AS	226,384
169,954	KOC Holding AS	858,409
189,258	Turk Hava Yollari AO*	1,503,980
131,204	Turkcell Iletisim Hizmetleri AS	344,332
1,416,058	Turkiye Is Bankasi AS Class C	542,227
77,548	Turkiye Petrol Rafinerileri AS	311,197
283,762	Yapi ve Kredi Bankasi AS	245,720
		5,102,939
	United Arab Emirates — 1.0%
460,609	Abu Dhabi Commercial Bank PJSC	1,306,692
191,872	Abu Dhabi Islamic Bank PJSC	721,926
633,184	Aldar Properties PJSC	1,323,928
955,178	Emaar Properties PJSC	3,341,647
146,062	Emirates NBD Bank PJSC	852,978
138,074	Emirates Telecommunications Group Co. PJSC	613,487
548,360	First Abu Dhabi Bank PJSC	2,051,283
		10,211,941
	United Kingdom — 0.5%
80,101	Anglogold Ashanti PLC	1,787,097
49,638	Unilever PLC	2,827,338
		4,614,435
	United States — 0.3%
22,133	Cognizant Technology Solutions Corp. Class A	1,702,028
243,400	JBS SA	1,430,177
		3,132,205
	Vietnam — 0.1%
540,820	Vietnam Dairy Products JSC	1,345,418
	Zambia — 0.3%
225,254	First Quantum Minerals Ltd.*	2,902,209
	TOTAL COMMON STOCKS (COST $1,012,115,898)	911,058,885

	PREFERRED STOCKS — 1.2%
	Brazil — 1.0%
699,800	Banco Bradesco SA, 7.10%	1,309,466
1,560,800	Cia Energetica de Minas Gerais, 11.96%	2,806,881
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)

	Brazil — continued
359,500	Gerdau SA, 4.32%	1,055,598
541,800	Itau Unibanco Holding SA, 7.85%	2,695,034
448,770	Itausa SA, 7.21%	641,427
151,500	Petroleo Brasileiro SA, 16.78%	887,491
		9,395,897
	South Korea — 0.2%
2,869	Hyundai Motor Co., 9.29%, Second-Preferred Stock	304,021
1,854	Hyundai Motor Co., 9.47%	192,182
646	LG Chem Ltd., 2.24%	69,684
63,298	Samsung Electronics Co. Ltd., 3.27%	1,900,466
		2,466,353
	TOTAL PREFERRED STOCKS (COST $14,645,336)	11,862,250

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.9%
	Mutual Fund - Securities Lending Collateral — 1.9%
18,357,537	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(g)(h)	18,357,537
	TOTAL SHORT-TERM INVESTMENT (COST $18,357,537)	18,357,537
	TOTAL INVESTMENTS — 96.3% (Cost $1,045,118,771)	941,278,672
	Other Assets and Liabilities (net) — 3.7%	36,369,401
	NET ASSETS — 100.0%	$977,648,073

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $392,543 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2024 was $94,698,977.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $383,141 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2024 was $85,541,075.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of December 31, 2024.
(h)	Represents an investment of securities lending cash collateral.
28See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
866	MSCI Emerging Markets E-mini Index	Mar 2025	$46,495,540	$(1,766,715)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	23.3
Technology	19.6
Communications	14.3
Consumer, Non-cyclical	10.1
Consumer, Cyclical	10.0
Industrial	7.3
Basic Materials	4.5
Energy	3.4
Utilities	1.5
Diversified	0.4
Short-Term Investment	1.9
Other Assets and Liabilities (net)	3.7
100.0%
30See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%
	Australia — 1.1%
37,716	ANZ Group Holdings Ltd.	666,462
14,915	BlueScope Steel Ltd.	172,595
22,388	Coles Group Ltd.	261,844
18,049	Northern Star Resources Ltd.	172,543
7,765	Orica Ltd.	79,712
13,307	Perseus Mining Ltd.	21,174
5,287	Pro Medicus Ltd.	818,755
4,705	REA Group Ltd.	679,656
88,716	Sonic Healthcare Ltd.	1,483,619
		4,356,360
	Belgium — 0.0%
11	Deme Group NV	1,570
	Bermuda — 0.2%
3,173	RenaissanceRe Holdings Ltd.	789,474
	Canada — 3.7%
32,900	Atco Ltd. Class I	1,088,431
10,700	Bank of Nova Scotia	574,282
8,500	Barrick Gold Corp.	131,738
45,523	Canadian Pacific Kansas City Ltd.	3,294,499
100	Constellation Software, Inc.	309,061
900	Descartes Systems Group, Inc.*	102,253
5,900	Dundee Precious Metals, Inc.	53,495
723	E-L Financial Corp. Ltd.	666,093
35,400	Empire Co. Ltd. Class A	1,080,313
14,505	Enbridge, Inc.	615,447
6,100	Evertz Technologies Ltd.	53,442
6,300	George Weston Ltd.	979,211
6,800	Keyera Corp.	207,849
7,600	Loblaw Cos. Ltd.	999,647
1,100	Manulife Financial Corp.	33,776
13,300	Metro, Inc.	833,678
22,700	North West Co., Inc.(a)	775,291
800	Pembina Pipeline Corp.	29,542
21,100	Rogers Sugar, Inc.	86,119
7,900	Royal Bank of Canada	952,043
5,800	Sandstorm Gold Ltd.(a)	32,424
4,084	SSR Mining, Inc.*	28,425
1,800	Sun Life Financial, Inc.	106,821
26,800	TMX Group Ltd.	825,131
3,800	Torex Gold Resources, Inc.*	74,827
20,400	Winpak Ltd.	677,021
		14,610,859
	China — 0.5%
6,000	BOC Hong Kong Holdings Ltd.	19,271
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
23,923	NetEase, Inc., ADR	2,134,171
		2,153,442
	Denmark — 0.3%
471	Ascendis Pharma AS, ADR*	64,843
5,261	Carlsberg AS Class B	504,067
2,954	Schouw & Co. AS	220,680
1,148	Sparekassen Sjaelland-Fyn AS	39,773
34	Svitzer Group AS*	1,058
16,292	Tryg AS	342,735
		1,173,156
	France — 4.3%
2,540	Air Liquide SA	412,726
24,366	Airbus SE	3,905,253
1,950	Boiron SA	54,115
15,889	Bureau Veritas SA	482,733
16,302	Danone SA	1,099,273
68,418	Dassault Systemes SE	2,373,369
3,490	Eiffage SA	306,169
17,269	Engie SA	273,774
10,751	Legrand SA	1,046,915
21,822	Orange SA	217,561
17,123	Safran SA	3,760,717
991	Societe BIC SA	65,470
428	Societe LDC SADIR	30,368
3,766	SPIE SA	117,147
178	Vetoquinol SA	13,806
29,346	Vinci SA	3,030,878
		17,190,274
	Germany — 2.1%
1,327	Adtran Networks SE	27,427
26,287	Beiersdorf AG	3,375,304
2,035	Deutsche Boerse AG	468,651
33,004	Deutsche Telekom AG	987,334
2,683	Pfeiffer Vacuum Technology AG	426,739
2,029	SAP SE	496,473
13,958	Siemens AG	2,725,354
		8,507,282
	Hong Kong — 0.8%
104,251	Bank of East Asia Ltd.	132,328
2,000	CLP Holdings Ltd.	16,813
352,136	Dah Sing Banking Group Ltd.	371,722
79,173	Emperor Entertainment Hotel Ltd.	3,058
238,500	HK Electric Investments & HK Electric Investments Ltd.(b)	162,726
823,000	HKT Trust & HKT Ltd.	1,017,102
16,000	Hong Kong Ferry Holdings Co. Ltd.	8,816
175,000	PCCW Ltd.	101,829
32See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
26,500	Power Assets Holdings Ltd.	184,901
300,000	Regal Hotels International Holdings Ltd.*	98,481
58,000	Regal Real Estate Investment Trust, REIT*	3,509
56,355	SmarTone Telecommunications Holdings Ltd.	29,962
58,000	Transport International Holdings Ltd.	61,599
162,963	VTech Holdings Ltd.	1,107,686
3,000	Wing On Co. International Ltd.	4,634
		3,305,166
	Ireland — 0.3%
3,187	Accenture PLC Class A	1,121,155
	Israel — 1.2%
1,673	Bank Hapoalim BM	20,212
19,164	Check Point Software Technologies Ltd.*	3,577,919
7,224	First International Bank of Israel Ltd.	355,683
3	Isracard Ltd.	13
110,559	Isramco Negev 2 LP	57,561
203	Nice Ltd., ADR*(a)	34,478
2,104	Nova Ltd.*	414,383
1,055	Radware Ltd.*	23,769
1,835	Shufersal Ltd.	19,112
6,136	Tower Semiconductor Ltd.*	316,065
		4,819,195
	Italy — 0.1%
4,470	Coca-Cola HBC AG	152,944
24,061	Enel SpA	171,566
16,100	Ferretti SpA	46,945
10,848	Terna - Rete Elettrica Nazionale	85,596
		457,051
	Japan — 3.7%
5,100	Aica Kogyo Co. Ltd.	107,153
4,400	Amano Corp.	119,995
3,800	Anritsu Corp.	34,093
19,600	Arcs Co. Ltd.	324,754
24,300	Asahi Kasei Corp.	168,922
7,800	Axial Retailing, Inc.	45,661
6,400	Canon Marketing Japan, Inc.	210,537
10,000	Canon, Inc.(a)	328,391
700	COMSYS Holdings Corp.	14,431
22,900	EXEO Group, Inc.	252,372
500	Ezaki Glico Co. Ltd.(a)	14,934
30,900	House Foods Group, Inc.	569,397
3,700	Idemitsu Kosan Co. Ltd.	24,379
1,800	Itochu Enex Co. Ltd.	18,772
41,401	Japan Tobacco, Inc.(a)	1,074,803
3,755	Kaken Pharmaceutical Co. Ltd.	107,828
14,900	Kamigumi Co. Ltd.	324,622
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
26,100	KDDI Corp.	837,339
26,100	Kewpie Corp.	557,008
32,500	Kirin Holdings Co. Ltd.(a)	423,724
46,000	Kyorin Pharmaceutical Co. Ltd.	440,507
900	Medipal Holdings Corp.	13,632
41,800	MEIJI Holdings Co. Ltd.	851,373
1,000	Mizuho Financial Group, Inc.	24,644
25,900	Mochida Pharmaceutical Co. Ltd.	580,097
27,300	Nippn Corp.(a)	379,726
38,400	Nippon Light Metal Holdings Co. Ltd.	380,921
5,100	Nippon Shokubai Co. Ltd.	62,144
726,300	Nippon Telegraph & Telephone Corp.	730,182
500	Noevir Holdings Co. Ltd.	15,573
500	Obic Co. Ltd.	14,931
400	Okaya & Co. Ltd.	17,944
38,500	Okinawa Cellular Telephone Co.	1,065,634
40,800	Ono Pharmaceutical Co. Ltd.	424,329
600	Otsuka Corp.	13,778
7,800	Otsuka Holdings Co. Ltd.	426,826
800	S&B Foods, Inc.	26,775
1,600	Sankyo Co. Ltd.	21,665
25,000	Secom Co. Ltd.	854,066
32,400	Seiko Epson Corp.	592,811
22,500	Shionogi & Co. Ltd.	317,686
13,459	Showa Sangyo Co. Ltd.	242,786
500	SK Kaken Co. Ltd.	30,001
663,680	SoftBank Corp.	839,946
18,000	Sohgo Security Services Co. Ltd.	123,867
22,411	TOKAI Holdings Corp.(a)	138,465
300	Yaoko Co. Ltd.	18,052
9,700	Zenkoku Hosho Co. Ltd.	342,179
		14,549,655
	Netherlands — 1.9%
6,726	ASML Holding NV	4,726,992
33,044	Koninklijke Ahold Delhaize NV	1,077,495
232,817	Koninklijke KPN NV	847,403
6,484	Wolters Kluwer NV	1,076,955
		7,728,845
	New Zealand — 0.1%
10,847	Fisher & Paykel Healthcare Corp. Ltd.	233,358
11,734	Fonterra Co-Operative Group Ltd.	33,856
138,828	Spark New Zealand Ltd.	229,446
		496,660
	Norway — 0.6%
1,492	DNB Bank ASA	29,808
49,630	Norconsult Norge AS	193,366
14,076	Orkla ASA	121,892
34See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Norway — continued
23,475	SpareBank 1 SMN	354,109
22,986	Sparebanken Vest	286,785
95,623	Telenor ASA	1,068,432
16,762	Veidekke ASA	209,869
		2,264,261
	Singapore — 0.8%
44,804	Hong Leong Finance Ltd.	81,121
85,600	Oversea-Chinese Banking Corp. Ltd.	1,047,254
23,100	SBS Transit Ltd.	41,317
838,901	Sheng Siong Group Ltd.	1,008,501
87,000	Singapore Exchange Ltd.	812,476
19,000	Singapore Land Group Ltd.	24,513
5,600	Singapore Technologies Engineering Ltd.	19,129
1,100	United Overseas Bank Ltd.	29,294
		3,063,605
	South Korea — 0.2%
1,015	Samsung Electronics Co. Ltd., GDR(b)	923,650
	Spain — 1.3%
622	ACS Actividades de Construccion y Servicios SA	31,199
7,640	Aena SME SA	1,561,675
38,695	Amadeus IT Group SA	2,732,683
1,130	Iberdrola SA	15,562
26,051	Logista Integral SA	787,694
3,137	Naturgy Energy Group SA	75,947
1,691	Puig Brands SA Class B *	31,230
		5,235,990
	Sweden — 0.5%
23,452	Essity AB Class B	627,622
1,113	Skandinaviska Enskilda Banken AB Class A	15,256
97,406	Telefonaktiebolaget LM Ericsson, ADR	785,092
146,469	Telia Co. AB	406,562
		1,834,532
	Switzerland — 2.4%
19,634	ABB Ltd.	1,063,107
497	Banque Cantonale de Geneve	139,846
200	Basellandschaftliche Kantonalbank	189,793
1,231	Berner Kantonalbank AG	319,211
13,476	Cie Financiere Richemont SA Class A	2,050,583
214	Emmi AG	173,798
318	EMS-Chemie Holding AG	214,573
9,980	Galderma Group AG*	1,108,289
230	Givaudan SA	1,006,543
402	Huber & Suhner AG	32,914
2,371	Logitech International SA	196,325
10,678	Novartis AG	1,045,119
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
3,866	Schindler Holding AG	1,068,189
1,559	Swiss Prime Site AG	169,963
1,483	Swisscom AG	825,571
30	Zurich Insurance Group AG	17,836
		9,621,660
	United Kingdom — 3.7%
35,379	Aviva PLC	207,719
136,529	Diageo PLC	4,338,844
1,779	Hill & Smith PLC	41,619
3,175	HSBC Holdings PLC(c)	31,226
86,400	HSBC Holdings PLC(c)	843,095
1,071	Imperial Brands PLC	34,244
12,833	London Stock Exchange Group PLC	1,813,731
15,433	QinetiQ Group PLC	80,290
24,066	RELX PLC	1,093,790
60,890	Sage Group PLC	970,772
71,251	Spirent Communications PLC*	157,945
89,982	St. James's Place PLC	978,179
225,546	Tesco PLC	1,040,351
900	Unilever PLC(c)	51,263
54,911	Unilever PLC(c)	3,120,496
		14,803,564
	United States — 65.8%
2,700	3M Co.	348,543
16,400	Abbott Laboratories	1,855,004
8,550	AbbVie, Inc.	1,519,335
1,745	Adobe, Inc.*	775,967
29,900	Albertsons Cos., Inc. Class A	587,236
4,231	Align Technology, Inc.*	882,206
7,350	Allstate Corp.	1,417,007
58,305	Alphabet, Inc. Class A	11,037,136
29,700	Altria Group, Inc.	1,553,013
33,594	Amazon.com, Inc.*	7,370,188
15,071	Amdocs Ltd.	1,283,145
10,700	American Electric Power Co., Inc.	986,861
5,950	American Express Co.	1,765,900
200	Ameriprise Financial, Inc.	106,486
4,550	Amgen, Inc.	1,185,912
8,638	Aon PLC Class A	3,102,424
1,150	Appfolio, Inc. Class A *	283,728
11,000	Apple, Inc.	2,754,620
550	Applied Materials, Inc.	89,447
2,500	Arch Capital Group Ltd.	230,875
13,240	Arista Networks, Inc.*	1,463,417
3,200	Arrow Electronics, Inc.*	361,984
90,700	AT&T, Inc.	2,065,239
12,629	Autodesk, Inc.*	3,732,754
36See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
14,016	Automatic Data Processing, Inc.	4,102,904
5,000	Axis Capital Holdings Ltd.	443,100
44,000	Bank of America Corp.	1,933,800
19,000	Bank of New York Mellon Corp.	1,459,770
12,320	Becton Dickinson & Co.	2,795,038
6,172	Berkshire Hathaway, Inc. Class B *	2,797,644
1,750	Biogen, Inc.*	267,610
5,283	Bio-Rad Laboratories, Inc. Class A *	1,735,518
817	Booking Holdings, Inc.	4,059,199
23,555	Bristol-Myers Squibb Co.	1,332,271
1,170	CACI International, Inc. Class A *	472,750
585	Cadence Design Systems, Inc.*	175,769
6,100	Cardinal Health, Inc.	721,447
2,510	Casey's General Stores, Inc.	994,537
320	Caterpillar, Inc.	116,083
2,350	Cboe Global Markets, Inc.	459,190
2,350	Cencora, Inc.	527,998
15,321	Charles Schwab Corp.	1,133,907
7,294	Charter Communications, Inc. Class A *	2,500,164
1,650	Chemed Corp.	874,170
6,800	Cheniere Energy, Inc.	1,461,116
4,800	Chevron Corp.	695,232
2,700	Chubb Ltd.	746,010
4,250	Cigna Group	1,173,595
41,300	Cisco Systems, Inc.	2,444,960
4,850	Clean Harbors, Inc.*	1,116,179
11,800	CNA Financial Corp.	570,766
7,200	Coca-Cola Co.	448,272
200	Coca-Cola Consolidated, Inc.	251,998
12,400	Colgate-Palmolive Co.	1,127,284
10,200	Consolidated Edison, Inc.	910,146
16,490	Cooper Cos., Inc.*	1,515,926
2,280	Costco Wholesale Corp.	2,089,096
3,370	Curtiss-Wright Corp.	1,195,912
950	CyberArk Software Ltd.*	316,493
350	Dillard's, Inc. Class A (a)	151,109
10,977	DTE Energy Co.	1,325,473
12,500	Edison International	998,000
24,616	Edwards Lifesciences Corp.*	1,822,322
26,628	Electronic Arts, Inc.	3,895,676
7,563	Elevance Health, Inc.	2,789,991
1,937	Eli Lilly & Co.	1,495,364
1,690	EMCOR Group, Inc.	767,091
8,600	Encompass Health Corp.	794,210
17,800	Entergy Corp.	1,349,596
9,000	EOG Resources, Inc.	1,103,220
2,544	Everest Group Ltd.	922,098
11,000	Exelon Corp.	414,040
21,000	Exxon Mobil Corp.	2,258,970
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
5,200	F5, Inc.*	1,307,644
4,386	FactSet Research Systems, Inc.	2,106,508
2,250	FTI Consulting, Inc.*	430,043
1,300	Gen Digital, Inc.	35,594
5,250	General Dynamics Corp.	1,383,323
12,700	Gilead Sciences, Inc.	1,173,099
5,100	Grand Canyon Education, Inc.*	835,380
37,994	GSK PLC	640,714
1,100	H&R Block, Inc.	58,124
6,700	Hartford Financial Services Group, Inc.	732,980
1,480	HCA Healthcare, Inc.	444,222
444	Home Depot, Inc.	172,712
3,050	Honeywell International, Inc.	688,965
1,500	HP, Inc.	48,945
11,811	ICON PLC*	2,476,885
8,500	Ingredion, Inc.	1,169,260
14,165	Intercontinental Exchange, Inc.	2,110,727
6,700	International Business Machines Corp.	1,472,861
8,465	Intuit, Inc.	5,320,252
200	IQVIA Holdings, Inc.*	39,302
30,987	Johnson & Johnson	4,481,340
7,750	JPMorgan Chase & Co.	1,857,752
10,700	Kimberly-Clark Corp.	1,402,128
23,200	Kroger Co.	1,418,680
2,200	L3Harris Technologies, Inc.	462,616
5,600	Leidos Holdings, Inc.	806,736
2,850	Lockheed Martin Corp.	1,384,929
9,800	Loews Corp.	829,962
1,700	Lowe's Cos., Inc.	419,560
450	Manhattan Associates, Inc.*	121,608
776	Markel Group, Inc.*	1,339,554
7,699	Mastercard, Inc. Class A	4,054,062
940	McKesson Corp.	535,715
18,534	Merck & Co., Inc.	1,843,762
3,180	Meta Platforms, Inc. Class A	1,861,922
27,410	Microsoft Corp.	11,553,315
1,000	Molina Healthcare, Inc.*	291,050
27,561	Monster Beverage Corp.*	1,448,606
5,823	Moody's Corp.	2,756,434
4,843	Motorola Solutions, Inc.	2,238,580
1,020	Murphy USA, Inc.	511,785
25,771	Nestle SA	2,129,360
10,700	NetApp, Inc.	1,242,056
1,600	Neurocrine Biosciences, Inc.*	218,400
1,300	NewMarket Corp.	686,855
25,600	Newmont Corp.	952,832
9,100	Northern Trust Corp.	932,750
3,010	Northrop Grumman Corp.	1,412,563
4,700	NVIDIA Corp.	631,163
38See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
6	NVR, Inc.*	49,073
16,400	OGE Energy Corp.	676,500
11,064	Oracle Corp.	1,843,705
850	Parker-Hannifin Corp.	540,626
2,600	Pegasystems, Inc.	242,320
9,448	PepsiCo, Inc.	1,436,663
600	Pfizer, Inc.	15,918
48,822	Philip Morris International, Inc.	5,875,728
7,200	Pilgrim's Pride Corp.*	326,808
13,730	Procter & Gamble Co.	2,301,834
7,050	Progressive Corp.	1,689,250
12,500	Public Service Enterprise Group, Inc.	1,056,125
14,274	Qiagen NV*	635,621
7,500	QUALCOMM, Inc.	1,152,150
1,280	Regeneron Pharmaceuticals, Inc.*	911,782
6,150	Reinsurance Group of America, Inc.	1,313,825
6,804	Republic Services, Inc.	1,368,829
11,453	Roche Holding AG	3,228,956
3,130	Roper Technologies, Inc.	1,627,130
3,900	Royal Gold, Inc.	514,215
12,000	RTX Corp.	1,388,640
3,466	S&P Global, Inc.	1,726,172
12,970	Salesforce, Inc.	4,336,260
2,600	Science Applications International Corp.	290,628
9,200	SEI Investments Co.	758,816
1,370	ServiceNow, Inc.*	1,452,364
34,979	Shell PLC(c)	1,090,788
835	Shell PLC(c)	25,893
1,450	Snap-on, Inc.	492,246
1,846	Spotify Technology SA*	825,863
1,300	SS&C Technologies Holdings, Inc.	98,514
400	Stryker Corp.	144,020
1,800	TD SYNNEX Corp.	211,104
50	Tetra Tech, Inc.	1,992
6,150	Texas Roadhouse, Inc.	1,109,645
14,100	Textron, Inc.	1,078,509
5,380	Thermo Fisher Scientific, Inc.	2,798,837
8,050	T-Mobile U.S., Inc.	1,776,876
4,750	Travelers Cos., Inc.	1,144,228
2,290	United Therapeutics Corp.*	808,004
10,467	UnitedHealth Group, Inc.	5,294,837
1,950	Universal Health Services, Inc. Class B	349,869
15,175	VeriSign, Inc.*	3,140,618
50,612	Verizon Communications, Inc.	2,023,974
2,700	Vertex Pharmaceuticals, Inc.*	1,087,290
33,072	Visa, Inc. Class A	10,452,075
25,208	Walmart, Inc.	2,277,543
7,085	Waste Management, Inc.	1,429,682
559	Xcel Energy, Inc.	37,744
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
12,148	Zoetis, Inc.	1,979,274
14,200	Zoom Communications, Inc.*	1,158,862
		261,883,281
	TOTAL COMMON STOCKS (COST $328,135,660)	380,890,687

	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
572	FUCHS SE, 2.67%	24,676
12,436	Henkel AG & Co. KGaA, 2.19%	1,090,722
		1,115,398
	TOTAL PREFERRED STOCKS (COST $962,814)	1,115,398

	WARRANT — 0.0%
	Canada — 0.0%
100	Constellation Software, Inc. Expires 03/31/40*(d)(e)	—
	TOTAL WARRANT (COST $—)	—

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
1,870,211	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(f)(g)	1,870,211
	TOTAL SHORT-TERM INVESTMENT (COST $1,870,211)	1,870,211
	TOTAL INVESTMENTS — 96.4% (Cost $330,968,685)	383,876,296
	Other Assets and Liabilities (net) — 3.6%	14,271,599
	NET ASSETS — 100.0%	$398,147,895

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Securities are traded on separate exchanges for the same entity.
(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2024 was $0.

(f)	The rate disclosed is the 7-day net yield as of December 31, 2024.
40See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
(g)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
4	Canadian Dollar	Mar 2025	$278,900	$(3,699)
18	MSCI EAFE Index	Mar 2025	2,040,750	(26,066)
18	S&P 500 E-mini Index	Mar 2025	5,342,175	(103,588)
2	S&P/TSX 60 Index	Mar 2025	413,044	(7,026)
				$(140,379)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	30.3
Technology	16.8
Financial	14.9
Communications	14.2
Industrial	10.3
Consumer, Cyclical	3.7
Utilities	2.5
Energy	1.9
Basic Materials	1.3
Short-Term Investment	0.5
Other Assets and Liabilities (net)	3.6
100.0%
42See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%
	Australia — 3.1%
512,620	AGL Energy Ltd.	3,583,319
342,800	ANZ Group Holdings Ltd.	6,057,463
32,950	Aristocrat Leisure Ltd.	1,394,612
1,358,851	Aurizon Holdings Ltd.	2,734,332
681,000	Bank of Queensland Ltd.(a)	2,824,997
177,500	BlueScope Steel Ltd.	2,054,015
84,041	Brambles Ltd.	1,001,134
41,228	Downer EDI Ltd.	134,013
225,700	Elders Ltd.(a)	1,000,554
2,034,486	Glencore PLC*	9,004,597
606,100	Harvey Norman Holdings Ltd.(a)	1,752,497
1,256,900	Helia Group Ltd.	3,478,598
4,748	HUB24 Ltd.	204,605
43,000	JB Hi-Fi Ltd.	2,467,462
1,057,400	Metcash Ltd.	2,029,537
1,562,339	NEXTDC Ltd.*	14,577,550
70,209	Northern Star Resources Ltd.	671,176
1,049,700	Perenti Ltd.	906,641
7,485	Premier Investments Ltd.	148,901
3,608	Pro Medicus Ltd.	558,742
939,552	Qantas Airways Ltd.*	5,218,063
564,146	QBE Insurance Group Ltd.	6,706,389
3,266	REA Group Ltd.(a)	471,787
137,580	Rio Tinto Ltd.(a)	10,005,558
76,675	Rio Tinto PLC	4,535,391
303,164	Scentre Group, REIT	643,825
294,900	Stockland, REIT	876,419
653,153	Super Retail Group Ltd.	6,138,789
77,698	Technology One Ltd.	1,506,222
51,401	Ventia Services Group Pty. Ltd.	114,570
174,455	Wesfarmers Ltd.	7,726,230
662,923	Woodside Energy Group Ltd.(a)	10,097,043
70,200	Woolworths Group Ltd.	1,325,228
14,951	Yancoal Australia Ltd.	60,170
		112,010,429
	Austria — 0.4%
47,600	ANDRITZ AG	2,414,215
5,427	BAWAG Group AG 144A	456,035
17,121	Erste Group Bank AG(b)	1,057,700
2,891	Erste Group Bank AG(b)	176,764
25,798	EVN AG	587,704
145,742	OMV AG	5,635,198
9,905	Raiffeisen Bank International AG	202,568
101,617	Wienerberger AG	2,817,910
		13,348,094
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Belgium — 0.2%
66,300	Ageas SA	3,219,856
21,907	Proximus SADP(a)	113,991
78,200	Solvay SA(a)	2,523,215
17,400	Syensqo SA	1,271,329
		7,128,391
	Brazil — 0.6%
222,920	NU Holdings Ltd. Class A *	2,309,451
315,484	Petroleo Brasileiro SA, Preferred ADR	3,735,330
541,600	Vale SA	4,782,292
160,844	Wheaton Precious Metals Corp.	9,048,733
31,200	Yara International ASA	826,334
		20,702,140
	Canada — 2.2%
118,543	Agnico Eagle Mines Ltd.(b)	9,269,466
95,197	Agnico Eagle Mines Ltd.(b)	7,445,357
767,117	Barrick Gold Corp.	11,890,314
79,560	Canadian Pacific Kansas City Ltd.	5,757,617
20,100	Canadian Tire Corp. Ltd. Class A (a)	2,113,421
43,463	CGI, Inc.(b)	4,753,067
34,549	CGI, Inc.(b)	3,776,897
194,158	Franco-Nevada Corp.	22,804,317
122,600	Open Text Corp.	3,467,785
61,921	Shopify, Inc. Class A *	6,584,060
26,200	Suncor Energy, Inc.	934,725
		78,797,026
	Chile — 0.0%
24,025	Antofagasta PLC	478,414
	China — 2.4%
1,919,500	3SBio, Inc.	1,502,399
5,072,000	Agricultural Bank of China Ltd. Class H	2,892,521
857,600	Alibaba Group Holding Ltd.	9,097,154
5,706,000	Bank of China Ltd. Class H	2,916,190
1,290,000	Bank of Communications Co. Ltd. Class H	1,061,168
248,000	BYD Electronic International Co. Ltd.	1,342,491
488,000	China CITIC Bank Corp. Ltd. Class H	337,355
11,043,000	China Construction Bank Corp. Class H	9,212,037
3,187,000	China Galaxy Securities Co. Ltd. Class H	2,908,854
74,000	China International Capital Corp. Ltd. Class H 144A	122,128
495,000	China Life Insurance Co. Ltd. Class H	935,459
824,000	China Medical System Holdings Ltd.	800,881
349,600	China Taiping Insurance Holdings Co. Ltd.	522,963
3,906,000	CSPC Pharmaceutical Group Ltd.	2,403,553
771,600	Dongfang Electric Corp. Ltd. Class H	963,513
71,200	Fuyao Glass Industry Group Co. Ltd. Class H 144A	512,830
180,000	Haidilao International Holding Ltd. 144A	368,437
426,500	Hengan International Group Co. Ltd.	1,232,619
44See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
10,135,000	Industrial & Commercial Bank of China Ltd. Class H	6,797,591
1,377,600	JD Logistics, Inc.* 144A	2,270,004
370,500	Kingboard Holdings Ltd.	890,961
11,419	NetEase, Inc., ADR	1,018,689
1,435,000	Ping An Insurance Group Co. of China Ltd. Class H	8,506,974
94,800	Pop Mart International Group Ltd. 144A	1,094,088
2,773,000	Postal Savings Bank of China Co. Ltd. Class H 144A	1,634,967
628,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,021,239
717,600	Sinopharm Group Co. Ltd. Class H	1,967,685
313,000	SITC International Holdings Co. Ltd.	834,081
72,100	Tencent Holdings Ltd.	3,870,481
11,450	Trip.com Group Ltd.*	795,963
110,600	Trip.com Group Ltd., ADR*	7,593,796
122,100	Wilmar International Ltd.	277,459
101,000	Xinyi Glass Holdings Ltd.	102,587
2,395,700	Yangzijiang Shipbuilding Holdings Ltd.	5,250,801
51,087	Yum China Holdings, Inc.	2,460,861
		85,520,779
	Denmark — 1.6%
181	AP Moller - Maersk AS Class A	290,038
253	AP Moller - Maersk AS Class B	418,236
13,300	Carlsberg AS Class B	1,274,300
88,200	D/S Norden AS	2,601,322
314,276	Danske Bank AS	8,889,416
71,900	Dfds AS	1,332,850
48,790	DSV AS	10,358,797
39,397	Jyske Bank AS	2,790,001
2,926	NKT AS*	209,041
259,270	Novo Nordisk AS Class B	22,472,275
41,989	Novonesis (Novozymes) Class B	2,377,099
9,880	Pandora AS	1,806,815
7,351	Rockwool AS Class B	2,604,942
4,180	Spar Nord Bank AS	119,568
784	Svitzer Group AS*	24,407
3,466	Sydbank AS	182,887
53,240	Vestas Wind Systems AS*	725,086
		58,477,080
	Finland — 0.7%
19,312	Kone OYJ Class B	939,886
74,821	Konecranes OYJ	4,741,602
1,153,455	Nokia OYJ	5,105,474
909,266	Nordea Bank Abp(b)	9,899,740
105,900	Nordea Bank Abp(b)	1,151,424
11,956	Nordea Bank Abp(b)	129,661
4,894	Puuilo OYJ	51,792
19,590	Sampo OYJ Class A	798,841
49,000	TietoEVRY OYJ(a)	863,586
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Finland — continued
99,800	Valmet OYJ(a)	2,410,990
28,649	Wartsila OYJ Abp	507,586
		26,600,582
	France — 7.1%
97,020	Air Liquide SA	15,764,845
26,041	Airbus SE	4,173,713
213,297	AXA SA	7,580,226
322,501	BNP Paribas SA	19,776,507
70,155	Bollore SE	431,514
158,600	Bouygues SA	4,687,133
59,043	Capgemini SE	9,669,137
359,600	Carrefour SA	5,112,583
224,038	Cie de Saint-Gobain SA	19,881,660
120,400	Cie Generale des Etablissements Michelin SCA	3,964,640
13,567	Covivio SA, REIT	685,011
456,200	Credit Agricole SA	6,278,131
5,828	Dassault Aviation SA	1,190,081
203,604	Dassault Systemes SE	7,062,870
30,277	Edenred SE	995,421
113,390	Engie SA	1,797,629
54,354	EssilorLuxottica SA	13,260,409
2,526	Eurazeo SE	188,198
36,107	Gecina SA, REIT	3,381,817
3,063	Hermes International SCA	7,364,773
42,600	Ipsen SA	4,883,232
48,500	IPSOS SA	2,306,183
156,756	Klepierre SA, REIT	4,512,520
218,029	Legrand SA	21,231,321
4,627	LVMH Moet Hennessy Louis Vuitton SE	3,044,845
125,400	Metropole Television SA	1,459,533
1,843	Nexans SA	198,858
1,322,860	Orange SA	13,188,642
86,610	Pernod Ricard SA	9,775,628
35,500	Quadient SA	689,622
220,900	Rexel SA	5,627,052
69,800	Rubis SCA	1,725,996
19,123	Safran SA	4,199,976
9,505	SCOR SE	232,675
46,652	Societe BIC SA	3,082,060
44,351	Societe Generale SA	1,247,336
18,000	Sopra Steria Group	3,187,269
219,200	Television Francaise 1 SA(a)	1,660,370
622,707	TotalEnergies SE	34,413,677
7,999	Unibail-Rodamco-Westfield, REIT*	602,337
10,102	Vallourec SACA*(a)	171,763
108,400	Verallia SA	2,725,386
		253,412,579
46See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Georgia — 0.1%
45,361	Bank of Georgia Group PLC	2,675,756
4,128	TBC Bank Group PLC	161,301
		2,837,057
	Germany — 7.7%
29,552	adidas AG	7,246,340
78,423	Allianz SE	24,029,157
111,400	Bayer AG	2,227,961
120,983	Bayerische Motoren Werke AG	9,894,449
46,761	Beiersdorf AG	6,004,206
2,099	Bilfinger SE	100,525
69,300	Commerzbank AG	1,128,428
6,807	Continental AG	456,893
3,716	CTS Eventim AG & Co. KGaA	314,183
186,900	Daimler Truck Holding AG	7,131,763
474,812	Deutsche Bank AG(b)	8,181,353
91,011	Deutsche Bank AG(b)	1,551,738
91,533	Deutsche Boerse AG	21,079,612
37,334	Deutsche Lufthansa AG	238,760
118,200	Deutsche Pfandbriefbank AG*	586,033
180,700	Deutsche Post AG	6,358,163
221,109	Deutsche Telekom AG	6,614,608
377,200	E.ON SE	4,392,191
12,385	Fresenius Medical Care AG	566,337
62,600	Fresenius SE & Co. KGaA*	2,174,140
133,301	GEA Group AG	6,600,747
73,456	Heidelberg Materials AG	9,074,398
22,402	Henkel AG & Co. KGaA	1,725,877
4,200	HUGO BOSS AG	194,753
66,900	Infineon Technologies AG	2,175,234
75,496	Knorr-Bremse AG	5,499,689
168,079	Mercedes-Benz Group AG	9,363,665
6,161	MTU Aero Engines AG	2,054,268
18,022	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,090,154
17,112	Nemetschek SE	1,658,543
21,606	Puma SE	992,467
6,080	Rheinmetall AG	3,869,423
256,803	SAP SE	62,836,782
1,530	SAP SE, ADR	376,701
414,900	Schaeffler AG*	1,822,271
3,533	Scout24 SE 144A	311,332
72,905	Siemens AG	14,234,985
262,823	Siemens Energy AG*	13,711,080
2,122	Stroeer SE & Co. KGaA	101,209
57,609	Symrise AG Class A	6,123,496
42,000	Talanx AG	3,572,786
54,162	TeamViewer SE* 144A	535,273
27,628	TUI AG*	238,826
102,300	United Internet AG	1,659,949
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
7,144	Volkswagen AG	681,690
142,273	Zalando SE* 144A	4,771,815
		273,554,253
	Greece — 0.2%
115,500	Metlen Energy & Metals SA	4,009,000
502,754	National Bank of Greece SA	3,987,810
		7,996,810
	Hong Kong — 1.9%
918,200	AIA Group Ltd.	6,654,865
15,600	ASMPT Ltd.	150,418
120,000	CK Asset Holdings Ltd.	492,794
61,500	CK Infrastructure Holdings Ltd.	457,215
100,500	CLP Holdings Ltd.	844,837
3,367	Futu Holdings Ltd., ADR	269,326
84,000	Henderson Land Development Co. Ltd.	255,203
233,000	HKT Trust & HKT Ltd.	287,952
340,700	Hong Kong Exchanges & Clearing Ltd.	12,929,841
63,600	Hongkong Land Holdings Ltd.	283,020
7,600	Jardine Matheson Holdings Ltd.	311,372
300,000	Kerry Properties Ltd.	600,931
507,400	Link REIT, REIT	2,145,752
326,000	Pacific Basin Shipping Ltd.	68,826
689,500	Power Assets Holdings Ltd.	4,810,909
566,000	Sun Hung Kai Properties Ltd.	5,439,260
26,000	Swire Pacific Ltd. Class A	235,802
1,304,500	Techtronic Industries Co. Ltd.	17,213,197
9,510,000	Tongda Group Holdings Ltd.*	99,165
2,732,000	United Laboratories International Holdings Ltd.	4,347,031
9,820,000	WH Group Ltd. 144A	7,597,655
87,000	Wharf Real Estate Investment Co. Ltd.	222,429
157,000	Yue Yuen Industrial Holdings Ltd.	351,676
		66,069,476
	Hungary — 0.1%
223,400	MOL Hungarian Oil & Gas PLC	1,535,212
95,800	Richter Gedeon Nyrt	2,507,966
		4,043,178
	India — 0.3%
406,800	Chambal Fertilisers & Chemicals Ltd.	2,344,902
26,040	MakeMyTrip Ltd.*	2,923,771
568,100	Oil India Ltd.	2,864,927
1,172,100	Redington Ltd.	2,732,635
		10,866,235
	Indonesia — 0.0%
415,400	Golden Agri-Resources Ltd.	80,693
48See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Ireland — 1.3%
11,389	AerCap Holdings NV	1,089,927
3,386,673	AIB Group PLC	18,691,777
1,476,723	Bank of Ireland Group PLC	13,465,666
123,260	Kerry Group PLC Class A	11,902,033
		45,149,403
	Israel — 0.8%
209,233	Bank Hapoalim BM	2,527,805
316,972	Bank Leumi Le-Israel BM	3,771,146
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	180,408
12,505	Check Point Software Technologies Ltd.*	2,334,683
1,110	Elbit Systems Ltd.	290,322
3,858	First International Bank of Israel Ltd.	189,954
31,673	ICL Group Ltd.	156,468
233	Israel Corp. Ltd.	61,063
249,942	Israel Discount Bank Ltd. Class A	1,709,427
47,047	Mizrahi Tefahot Bank Ltd.	2,034,939
3,645	Nice Ltd.*	621,430
27,878	Nice Ltd., ADR*	4,734,799
1,332	Nova Ltd.*(b)	262,337
680	Nova Ltd.*(b)	134,203
10,974	Phoenix Financial Ltd.	160,168
4,002	Plus500 Ltd.	135,728
68,092	Teva Pharmaceutical Industries Ltd., ADR*	1,500,748
266,400	Teva Pharmaceutical Industries Ltd.*	5,922,925
5,009	Tower Semiconductor Ltd.*	258,014
3,427	Wix.com Ltd.*	735,263
		27,721,830
	Italy — 4.2%
3,361,200	A2A SpA	7,465,721
65,529	Azimut Holding SpA	1,627,848
3,634	Banca Generali SpA	168,809
121,310	Banca Mediolanum SpA	1,443,334
71,534	Banca Monte dei Paschi di Siena SpA	504,144
27,085	Banca Popolare di Sondrio SpA	228,299
92,178	Banco BPM SpA	745,658
11,333	BFF Bank SpA 144A	107,965
65,697	BPER Banca SpA	417,291
5,974	Buzzi SpA	220,101
236,222	Coca-Cola HBC AG	8,082,469
4,571	Enel SpA	32,593
586,071	Eni SpA	7,944,014
33,790	Ferrari NV	14,429,689
37,346	FinecoBank Banca Fineco SpA	649,299
311,722	Generali	8,802,433
4,817,992	Intesa Sanpaolo SpA	19,272,627
294,535	Iveco Group NV	2,848,616
730,306	Leonardo SpA	19,609,093
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
281,304	Mediobanca Banca di Credito Finanziario SpA	4,099,911
673,960	MFE-MediaForEurope NV Class A	2,058,763
12,020	Moncler SpA	634,533
501,000	Pirelli & C SpA	2,839,832
262,370	Poste Italiane SpA 144A	3,700,338
16,278	Prysmian SpA	1,039,333
178,420	Ryanair Holdings PLC, ADR	7,777,328
657,148	UniCredit SpA	26,215,368
591,163	Unipol Gruppo SpA	7,364,156
		150,329,565
	Japan — 21.6%
38,000	Acom Co. Ltd.	92,800
113,800	Advantest Corp.	6,660,298
11,300	AEON Financial Service Co. Ltd.	91,746
2,500	AEON REIT Investment Corp., REIT	2,015,462
11,500	AGC, Inc.(a)	338,429
12,600	Air Water, Inc.	153,652
28,200	Aisin Corp.	318,946
11,400	Alfresa Holdings Corp.	156,971
20,500	Amada Co. Ltd.	200,487
82,400	Amano Corp.	2,247,177
51,400	Artience Co. Ltd.(a)	1,031,859
35,300	Asics Corp.	698,543
21,400	ASKA Pharmaceutical Holdings Co. Ltd.	285,814
106,100	Astellas Pharma, Inc.	1,035,953
28,800	Azbil Corp.	224,943
122,100	Bandai Namco Holdings, Inc.	2,935,963
34,500	BayCurrent, Inc.	1,167,854
8,300	BIPROGY, Inc.	251,651
238,000	Brother Industries Ltd.	4,085,041
8,400	Bunka Shutter Co. Ltd.	103,958
409,000	Canon, Inc.(a)	13,431,210
158,800	Capcom Co. Ltd.	3,510,252
44,600	Central Japan Railway Co.	841,429
812,094	Chiba Bank Ltd.	6,317,033
363,300	Chubu Electric Power Co., Inc.	3,826,948
21,300	Chudenko Corp.	454,028
15,400	Chugoku Electric Power Co., Inc.(a)	89,356
497,500	Citizen Watch Co. Ltd.	2,956,637
8,700	Coca-Cola Bottlers Japan Holdings, Inc.	138,228
7,000	COMSYS Holdings Corp.	144,312
3,800	Cosmo Energy Holdings Co. Ltd.	167,538
215,800	Credit Saison Co. Ltd.	5,077,809
447,500	Daicel Corp.	4,004,891
1,700	Daihen Corp.	87,510
162,000	Dai-ichi Life Holdings, Inc.	4,365,424
111,200	Daiichi Sankyo Co. Ltd.	3,079,298
15,400	Daikin Industries Ltd.	1,828,481
50See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
99,600	Daiwa House Industry Co. Ltd.	3,078,753
461,400	Daiwa Securities Group, Inc.	3,076,783
14,700	Dowa Holdings Co. Ltd.	416,793
2,500	Duskin Co. Ltd.	59,048
39,300	East Japan Railway Co.	698,928
99,200	Electric Power Development Co. Ltd.	1,623,456
1,251,100	ENEOS Holdings, Inc.	6,577,907
114,800	Ezaki Glico Co. Ltd.(a)	3,428,806
51,000	FANUC Corp.	1,354,829
61,800	Fast Retailing Co. Ltd.	21,163,629
121,000	Food & Life Cos. Ltd.	2,574,599
36,400	Fuji Corp.	558,530
7,800	Fuji Electric Co. Ltd.	424,742
246,500	FUJIFILM Holdings Corp.	5,190,052
112,200	Fujitsu Ltd.	1,998,625
41,600	Fukuoka Financial Group, Inc.	1,044,235
22,200	Furukawa Co. Ltd.	226,859
106,100	Furukawa Electric Co. Ltd.	4,513,098
28,700	Futaba Industrial Co. Ltd.	131,849
6,600	GungHo Online Entertainment, Inc.	140,013
14,000	Hankyu Hanshin Holdings, Inc.	366,747
51,700	Hirose Electric Co. Ltd.	6,164,787
3,900	Hisamitsu Pharmaceutical Co., Inc.	101,371
788,500	Hitachi Ltd.	19,752,637
132,800	Hokkaido Electric Power Co., Inc.(a)	704,729
6,500	Hokuhoku Financial Group, Inc.	79,430
944,900	Honda Motor Co. Ltd.	9,228,948
2,500	Horiba Ltd.	145,584
21,400	Hoya Corp.	2,698,148
12,900	Hyakugo Bank Ltd.	51,876
23,300	Ichinen Holdings Co. Ltd.	285,542
64,000	Idemitsu Kosan Co. Ltd.	421,685
43,000	IHI Corp.	2,547,550
9,500	Iida Group Holdings Co. Ltd.	143,896
2,800	Inabata & Co. Ltd.	59,328
477,000	Inpex Corp.(a)	5,980,711
21,700	Isetan Mitsukoshi Holdings Ltd.	380,054
293,200	Isuzu Motors Ltd.	4,026,929
28,200	ITOCHU Corp.	1,405,335
3,400	Itoham Yonekyu Holdings, Inc.	85,671
11,200	Iwatani Corp.	128,206
14,900	J Front Retailing Co. Ltd.(a)	201,704
2,600	Jaccs Co. Ltd.	64,603
171,600	Japan Exchange Group, Inc.	1,932,629
533,000	Japan Petroleum Exploration Co. Ltd.	3,849,294
261,000	Japan Post Bank Co. Ltd.	2,481,958
716,300	Japan Post Holdings Co. Ltd.	6,793,364
265,000	Japan Post Insurance Co. Ltd.	4,901,724
21,700	Japan Securities Finance Co. Ltd.	283,884
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
13,400	JTEKT Corp.	100,568
2,000	Juroku Financial Group, Inc.	54,467
166,200	Kakaku.com, Inc.	2,559,201
106,500	Kamigumi Co. Ltd.	2,320,285
11,800	Kanadevia Corp.	73,956
12,300	Kandenko Co. Ltd.	181,338
92,300	Kaneka Corp.	2,204,723
288,300	Kanematsu Corp.	4,830,071
45,200	Kansai Electric Power Co., Inc.	504,315
27,600	Kao Corp.(a)	1,121,843
15,900	Kato Sangyo Co. Ltd.	456,786
17,100	Kawasaki Heavy Industries Ltd.	792,110
288,300	KDDI Corp.	9,249,228
52,300	Keyence Corp.	21,507,693
6,600	Kinden Corp.	127,498
11,200	Kintetsu Group Holdings Co. Ltd.	235,887
44,800	Kirin Holdings Co. Ltd.(a)	584,088
54,400	Kitz Corp.(a)	393,566
77,400	Kohnan Shoji Co. Ltd.	1,772,970
146,700	Komatsu Ltd.	4,060,480
7,800	Konami Group Corp.	734,538
30,100	Konica Minolta, Inc.	126,885
18,286	Kose Corp.(a)	835,296
143,300	K's Holdings Corp.	1,283,828
20,900	Kura Sushi, Inc.	383,663
2,200	KYB Corp.	41,141
81,000	Kyocera Corp.	812,010
16,100	Kyowa Kirin Co. Ltd.	243,354
2,600	Kyudenko Corp.	85,597
25,200	Kyushu Electric Power Co., Inc.	226,569
3,800	Life Corp.	84,990
168,800	Lion Corp.(a)	1,893,039
1,001,400	LY Corp.	2,672,354
464,200	M3, Inc.	4,126,288
133,600	Macnica Holdings, Inc.	1,568,839
2,300	Makino Milling Machine Co. Ltd.	157,324
13,600	Makita Corp.	419,094
492,100	Marubeni Corp.	7,491,405
3,700	Maruha Nichiro Corp.	71,500
63,400	Maxell Ltd.	755,185
145,400	Mazda Motor Corp.	1,002,424
633,400	Mebuki Financial Group, Inc.	2,588,654
11,700	Medipal Holdings Corp.	177,220
6,100	Megmilk Snow Brand Co. Ltd.	107,204
68,000	MEIJI Holdings Co. Ltd.	1,385,009
11,700	Mirait One Corp.	171,376
16,900	MISUMI Group, Inc.	263,995
424,100	Mitsubishi Chemical Group Corp.	2,158,009
1,067,000	Mitsubishi Electric Corp.	18,242,740
52See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
196,500	Mitsubishi Gas Chemical Co., Inc.	3,537,775
699,900	Mitsubishi HC Capital, Inc.	4,640,467
1,018,300	Mitsubishi Heavy Industries Ltd.	14,403,671
597,700	Mitsubishi UFJ Financial Group, Inc.	7,020,579
4,200	Mitsui Mining & Smelting Co. Ltd.	124,723
21,500	Mitsui OSK Lines Ltd.	753,512
77,100	MIXI, Inc.	1,496,278
480,200	Mizuho Financial Group, Inc.	11,833,893
456,000	Mizuho Leasing Co. Ltd.	3,063,986
1,300	Mochida Pharmaceutical Co. Ltd.	29,117
10,400	Modec, Inc.	221,354
610,900	MonotaRO Co. Ltd.	10,386,388
5,600	Morinaga & Co. Ltd.	96,796
6,800	Morinaga Milk Industry Co. Ltd.	126,667
393,000	MS&AD Insurance Group Holdings, Inc.	8,624,695
51,700	Murata Manufacturing Co. Ltd.	841,984
5,800	Nagase & Co. Ltd.	119,019
11,500	Nagoya Railroad Co. Ltd.	128,237
2,500	Namura Shipbuilding Co. Ltd.(a)	27,790
160,600	NEC Corp.	14,020,310
206,600	Nexon Co. Ltd.(a)	3,124,109
365,800	NGK Insulators Ltd.	4,685,387
5,100	NH Foods Ltd.	165,305
12,000	NHK Spring Co. Ltd.	152,711
3,800	Nichias Corp.	135,355
48,900	NIDEC Corp.	888,327
10,000	Nikkon Holdings Co. Ltd.	129,740
144,800	Nintendo Co. Ltd.	8,535,424
3,200	Nippn Corp.(a)	44,510
219,000	Nippon Express Holdings, Inc.(a)	3,334,608
13,400	Nippon Gas Co. Ltd.	184,936
24,500	Nippon Light Metal Holdings Co. Ltd.	243,036
99,200	Nippon Shinyaku Co. Ltd.	2,517,872
10,400	Nippon Shokubai Co. Ltd.	126,724
225,000	Nippon Soda Co. Ltd.	4,163,273
10,385,000	Nippon Telegraph & Telephone Corp.	10,440,506
110,800	Nippon Yusen KK	3,717,539
7,400	Nishi-Nippon Financial Holdings, Inc.	95,443
5,900	Nishi-Nippon Railroad Co. Ltd.	85,144
21,500	Nishio Holdings Co. Ltd.(a)	646,395
187,200	Nissan Motor Co. Ltd.(a)	571,749
12,200	Nissin Foods Holdings Co. Ltd.	296,771
15,500	Nitori Holdings Co. Ltd.	1,837,888
262,100	Nitto Denko Corp.	4,469,509
5,900	Nojima Corp.	86,007
7,300	NOK Corp.	115,009
1,373,800	Nomura Holdings, Inc.	8,140,875
347,000	Nomura Research Institute Ltd.	10,286,797
62,100	NS Solutions Corp.	1,609,005
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
193,800	NSK Ltd.	847,043
843,600	NTT Data Group Corp.	16,264,368
35,500	OBIC Business Consultants Co. Ltd.	1,566,735
123,800	Obic Co. Ltd.	3,696,827
10,000	Okasan Securities Group, Inc.	40,723
10,700	Okinawa Electric Power Co., Inc.	65,360
2,600	Okumura Corp.	65,182
443,100	Olympus Corp.	6,683,434
203,500	Ono Pharmaceutical Co. Ltd.	2,116,447
13,100	Onward Holdings Co. Ltd.	49,179
2,300	Oracle Corp. Japan	221,790
456,900	ORIX Corp.	9,907,834
163,500	Osaka Gas Co. Ltd.	3,599,580
10,400	Otsuka Corp.	238,824
69,200	Otsuka Holdings Co. Ltd.	3,786,714
23,600	Pan Pacific International Holdings Corp.	648,114
1,032,900	Panasonic Holdings Corp.	10,798,261
117,900	Persol Holdings Co. Ltd.	177,420
20,100	Raito Kogyo Co. Ltd.	283,927
372,100	Renesas Electronics Corp.*	4,845,397
504,500	Rengo Co. Ltd.	2,812,051
2,357,200	Resona Holdings, Inc.	17,166,044
6,000	Resorttrust, Inc.	119,954
89,500	Ricoh Co. Ltd.	1,031,619
13,300	Rinnai Corp.	275,800
412,200	Rohto Pharmaceutical Co. Ltd.	7,547,121
28,100	Round One Corp.	234,763
14,200	Ryohin Keikaku Co. Ltd.	325,093
12,100	San-In Godo Bank Ltd.	97,394
218,000	Sankyo Co. Ltd.	2,951,794
53,700	Sankyu, Inc.	1,869,728
7,700	Sanrio Co. Ltd.	271,430
115,100	Santen Pharmaceutical Co. Ltd.	1,185,348
11,400	Sanwa Holdings Corp.	319,310
34,200	Sanyo Chemical Industries Ltd.	896,564
4,500	SCREEN Holdings Co. Ltd.	271,729
13,800	SCSK Corp.	292,490
11,500	Seibu Holdings, Inc.	234,742
161,800	Seiko Epson Corp.	2,960,396
65,400	Seino Holdings Co. Ltd.	987,700
217,100	Sekisui Chemical Co. Ltd.	3,750,487
27,500	Senshu Ikeda Holdings, Inc.	69,292
127,700	Seven & i Holdings Co. Ltd.	2,020,806
387,200	Shimadzu Corp.	10,990,705
2,700	Shimamura Co. Ltd.	151,424
5,700	Shimano, Inc.	775,789
196,000	Shin-Etsu Chemical Co. Ltd.	6,604,836
514,500	Shionogi & Co. Ltd.	7,264,415
36,100	Skylark Holdings Co. Ltd.	562,770
54See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
264,940	Sojitz Corp.	5,465,357
253,200	Sompo Holdings, Inc.	6,636,108
69,700	Square Enix Holdings Co. Ltd.	2,726,176
83,300	Stanley Electric Co. Ltd.	1,380,206
249,500	Subaru Corp.	4,478,490
4,500	Sumitomo Bakelite Co. Ltd.	110,925
9,700	Sumitomo Forestry Co. Ltd.(a)	326,749
154,300	Sumitomo Heavy Industries Ltd.(a)	3,185,947
531,000	Sumitomo Mitsui Financial Group, Inc.	12,717,511
234,100	Sumitomo Mitsui Trust Group, Inc.	5,499,473
38,600	Sumitomo Osaka Cement Co. Ltd.	814,687
341,000	Sumitomo Rubber Industries Ltd.(a)	3,869,773
18,100	Sumitomo Seika Chemicals Co. Ltd.(a)	549,933
5,300	Sumitomo Warehouse Co. Ltd.	94,730
13,100	Suntory Beverage & Food Ltd.(a)	417,856
4,200	Suzuken Co. Ltd.	126,593
3,000	SWCC Corp.	145,075
29,800	T&D Holdings, Inc.	550,928
7,600	Tadano Ltd.	55,540
15,400	Taiheiyo Cement Corp.	351,488
3,100	Taikisha Ltd.	98,626
124,000	Taisei Corp.	5,238,203
3,200	Takara Holdings, Inc.	27,590
5,400	Takara Standard Co. Ltd.	58,103
503,300	Takeda Pharmaceutical Co. Ltd.	13,389,522
3,700	Takuma Co. Ltd.	39,058
3,800	Tamron Co. Ltd.(a)	108,685
11,500	Teijin Ltd.	97,907
974,700	Terumo Corp.	18,990,401
93,200	TIS, Inc.	2,216,139
12,000	Tobu Railway Co. Ltd.	195,813
41,600	Toho Co. Ltd.	1,628,954
4,600	Toho Gas Co. Ltd.	124,425
6,000	Toho Holdings Co. Ltd.	163,019
29,900	Tohoku Electric Power Co., Inc.	225,639
58,900	TOKAI Holdings Corp.	363,909
3,700	Token Corp.	296,169
412,600	Tokio Marine Holdings, Inc.	15,038,005
184,000	Tokuyama Corp.	3,087,936
208,900	Tokyo Electric Power Co. Holdings, Inc.*	631,379
26,100	Tokyo Electron Ltd.	4,016,470
264,300	Tokyo Gas Co. Ltd.	7,349,141
2,000	Tokyo Kiraboshi Financial Group, Inc.	58,030
23,000	Tokyu Corp.	247,035
5,500	Tomy Co. Ltd.	158,883
14,900	TOPPAN Holdings, Inc.	399,046
89,000	TOTO Ltd.	2,154,779
7,800	Toyo Seikan Group Holdings Ltd.	119,437
193,800	Toyo Suisan Kaisha Ltd.	13,268,567
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
5,500	Toyota Boshoku Corp.	71,847
43,300	Toyota Motor Corp.	866,771
39,000	Toyota Tsusho Corp.	701,782
7,900	Trend Micro, Inc.(a)	430,639
218,200	TS Tech Co. Ltd.	2,494,944
49,800	Tsubakimoto Chain Co.	619,807
126,300	UBE Corp.	1,937,173
393,000	Unicharm Corp.	3,257,079
25,700	Valor Holdings Co. Ltd.	358,453
3,000	Wacoal Holdings Corp.	103,175
9,500	Warabeya Nichiyo Holdings Co. Ltd.	122,770
51,300	Yakult Honsha Co. Ltd.	975,013
34,200	Yamada Holdings Co. Ltd.	98,600
435,000	Yamaha Motor Co. Ltd.(a)	3,887,487
47,000	Yamato Kogyo Co. Ltd.	2,220,209
7,700	Yamazaki Baking Co. Ltd.(a)	144,216
70,100	Yokogawa Electric Corp.	1,515,652
192,600	Yokohama Rubber Co. Ltd.(a)	4,166,709
		766,747,081
	Luxembourg — 0.0%
24,546	ArcelorMittal SA(b)	570,112
4,590	ArcelorMittal SA(b)	106,323
6,840	Eurofins Scientific SE	349,254
		1,025,689
	Macau — 0.1%
452,000	Galaxy Entertainment Group Ltd.	1,920,198
797,200	Sands China Ltd.*	2,144,900
		4,065,098
	Netherlands — 3.5%
542,306	ABN AMRO Bank NV CVA, GDR 144A	8,361,597
9,985	Adyen NV*(a) 144A	14,857,815
757,426	Aegon Ltd.	4,486,280
4,515	Arcadis NV	274,907
2,811	ASM International NV	1,626,550
30,975	ASML Holding NV	21,769,040
51,311	ASR Nederland NV	2,432,408
96,936	Euronext NV 144A	10,870,854
6,064	EXOR NV	556,030
1,138,151	ING Groep NV	17,831,543
207,634	ING Groep NV, ADR	3,253,625
346,100	Koninklijke Ahold Delhaize NV	11,285,593
17,315	Koninklijke BAM Groep NV	75,269
4,267	Koninklijke Vopak NV	187,785
237,825	NN Group NV	10,360,486
11,894	SBM Offshore NV	208,883
1,830	Van Lanschot Kempen NV, ADR	82,526
56See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
89,947	Wolters Kluwer NV	14,939,676
		123,460,867
	New Zealand — 0.1%
25,293	Xero Ltd.*	2,639,677
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	94,243
	Norway — 0.7%
331,000	Aker BP ASA	6,461,252
103,992	Austevoll Seafood ASA	895,492
224,385	DNB Bank ASA	4,482,820
113,576	Equinor ASA	2,654,058
29,191	Equinor ASA, ADR	691,535
1,010	Frontline PLC(b)	14,332
4,327	Frontline PLC(b)	59,644
7,218	Golden Ocean Group Ltd.(b)	63,287
11,278	Golden Ocean Group Ltd.(b)	101,051
20,143	Kongsberg Gruppen ASA	2,270,163
57,300	Mowi ASA	982,551
76,397	Norsk Hydro ASA	420,685
457,100	Orkla ASA	3,958,299
27,309	Storebrand ASA	291,428
207,012	Telenor ASA	2,313,024
		25,659,621
	Portugal — 0.2%
536,228	Banco Comercial Portugues SA Class R	258,031
274,497	Galp Energia SGPS SA	4,533,654
1,993,026	Sonae SGPS SA	1,886,294
		6,677,979
	Russia — 0.0%
3,792,080	Gazprom PJSC(c)(d)(e)	80,160
843,000	GMK Norilskiy Nickel PAO*(c)(d)(e)	15,362
113,778	LUKOIL PJSC(c)(d)(e)	51,628
18,119	Novatek PJSC(c)(d)(e)	2,031
169,349	Rosneft Oil Co. PJSC(c)(d)(e)	4,629
1,092,670	Sberbank of Russia PJSC(c)(d)(e)	12,943
296,674	Tatneft PJSC(c)(d)(e)	9,948
		176,701
	Singapore — 1.0%
126,600	ComfortDelGro Corp. Ltd.	137,347
390,100	Genting Singapore Ltd.	218,756
481,685	Grab Holdings Ltd. Class A *	2,273,553
16,364	Hafnia Ltd.	87,530
147,000	Jardine Cycle & Carriage Ltd.(a)	3,052,712
210,500	Oversea-Chinese Banking Corp. Ltd.	2,575,315
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Singapore — continued
45,927	Sea Ltd., ADR*	4,872,855
330,900	Singapore Exchange Ltd.	3,090,211
111,400	Singapore Technologies Engineering Ltd.	380,534
1,339,400	Singapore Telecommunications Ltd.	3,024,008
148,716	STMicroelectronics NV(b)	3,738,239
21,766	STMicroelectronics NV(b)	541,154
332,300	United Overseas Bank Ltd.	8,849,479
108,600	Venture Corp. Ltd.	1,046,833
		33,888,526
	South Africa — 0.2%
55,200	Anglo American PLC	1,634,292
199,400	MTN Group Ltd.	972,062
1,003,000	Old Mutual Ltd.(a)	649,433
169,062	Tiger Brands Ltd.(a)	2,589,417
		5,845,204
	South Korea — 1.0%
103,600	Doosan Bobcat, Inc.	2,948,640
1,496	Hyundai Mobis Co. Ltd.	240,331
115,273	Kia Corp.	7,885,060
442,814	Samsung Electronics Co. Ltd.	16,002,245
18,073	Samsung Fire & Marine Insurance Co. Ltd.	4,401,162
110,800	SK Telecom Co. Ltd.	4,154,577
		35,632,015
	Spain — 2.9%
13,220	ACS Actividades de Construccion y Servicios SA	663,110
174,796	Amadeus IT Group SA	12,344,286
384,863	Banco Bilbao Vizcaya Argentaria SA	3,766,864
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	469,933
3,553,875	Banco de Sabadell SA	6,907,431
4,313,291	Banco Santander SA	19,940,301
102,501	Banco Santander SA, ADR	467,405
868,467	Bankinter SA	6,870,634
3,299,904	CaixaBank SA	17,891,678
934,060	Iberdrola SA	12,864,015
7,958	Indra Sistemas SA	140,748
107,236	Industria de Diseno Textil SA	5,512,169
1,457,220	Mapfre SA(a)	3,690,895
985,218	Repsol SA	11,926,060
294,256	Unicaja Banco SA 144A	388,190
		103,843,719
	Sweden — 2.3%
17,313	Alfa Laval AB	724,845
11,294	Assa Abloy AB Class B	334,039
94,666	Atlas Copco AB Class B	1,280,434
152,200	Betsson AB Class B	1,978,045
14,229	Electrolux AB Class B *	118,347
58See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Sweden — continued
299,019	Epiroc AB Class A	5,210,861
21,602	EQT AB(a)	598,445
61,299	Essity AB Class B	1,640,484
62,576	Evolution AB 144A	4,829,723
13,422	Getinge AB Class B	220,537
537,896	H & M Hennes & Mauritz AB Class B (a)	7,258,438
3,799	Hemnet Group AB	115,525
297,864	Hexagon AB Class B	2,846,749
10,091	Industrivarden AB Class A	319,098
78,041	Industrivarden AB Class C	2,465,698
297,541	Investor AB Class B	7,882,006
2,262	Inwido AB	37,975
4,766	L E Lundbergforetagen AB Class B	216,102
61,083	Sandvik AB	1,096,252
421,700	Securitas AB Class B	5,224,855
98,000	Skandinaviska Enskilda Banken AB Class A	1,343,268
286,400	SKF AB Class B	5,381,057
301,018	Svenska Cellulosa AB SCA Class B	3,826,321
90,042	Svenska Handelsbanken AB Class A	930,633
292,048	Swedbank AB Class A	5,769,991
32,993	Tele2 AB Class B	326,220
250,056	Telefonaktiebolaget LM Ericsson, ADR	2,015,451
790,261	Telefonaktiebolaget LM Ericsson Class B	6,428,369
131,269	Telia Co. AB	364,370
13,336	Trelleborg AB Class B	456,955
390,400	Volvo AB Class B	9,490,367
		80,731,460
	Switzerland — 5.9%
386,161	ABB Ltd.(b)	20,909,153
20,306	ABB Ltd.(b)	1,094,209
6,656	Accelleron Industries AG	342,991
40,770	Adecco Group AG	1,005,922
12,600	Avolta AG	505,251
1,825	Belimo Holding AG	1,207,269
6,136	Bucher Industries AG	2,207,267
1,926	Cembra Money Bank AG	174,270
218	Chocoladefabriken Lindt & Spruengli AG	2,422,356
96,205	Cie Financiere Richemont SA Class A	14,639,084
102,738	DSM-Firmenich AG	10,395,962
7,435	EFG International AG	107,967
1,230	Flughafen Zurich AG	295,336
3,725	Geberit AG	2,115,183
129,840	Julius Baer Group Ltd.	8,404,319
1,261	Kardex Holding AG	376,387
24,079	Landis & Gyr Group AG	1,527,771
70,468	Logitech International SA(b)	5,834,945
49,002	Logitech International SA(b)	4,035,315
22,950	Lonza Group AG	13,568,673
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
257,400	Novartis AG	25,193,247
344,300	On Holding AG Class A *	18,857,311
371	Partners Group Holding AG	503,537
54,940	Sandoz Group AG	2,253,374
42,027	Schindler Holding AG	11,612,205
75,180	SGS SA	7,539,154
20,543	Sika AG	4,891,784
3,173	Swatch Group AG(a)	112,390
53,492	Swatch Group AG Bearer Shares (a)	9,739,233
1,693	Swiss Life Holding AG	1,306,949
805,197	UBS Group AG(b)	24,637,918
47,085	UBS Group AG*(b)	1,427,617
1,187	Valiant Holding AG	138,314
20,557	Zurich Insurance Group AG	12,221,916
		211,604,579
	Taiwan — 1.8%
747,000	ASE Technology Holding Co. Ltd.	3,691,196
1,290,000	Chipbond Technology Corp.	2,534,002
792,000	Hon Hai Precision Industry Co. Ltd.	4,445,028
91,000	MediaTek, Inc.	3,927,618
558,000	Sino-American Silicon Products, Inc.	2,289,222
472,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,476,826
150,017	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,626,857
1,786,000	United Microelectronics Corp.	2,345,233
		64,335,982
	Thailand — 0.0%
10,006,800	Quality Houses PCL Class F	504,816
	Turkey — 0.3%
338,400	BIM Birlesik Magazalar AS	5,057,745
2,528,900	Coca-Cola Icecek AS	4,287,484
		9,345,229
	United Kingdom — 10.8%
153,700	3i Group PLC	6,860,481
1,542	4imprint Group PLC	93,760
122,480	Ashtead Group PLC	7,616,009
162,841	Associated British Foods PLC	4,166,536
108,010	AstraZeneca PLC	14,160,243
52,604	Auto Trader Group PLC 144A	522,438
327,837	Aviva PLC	1,924,813
403,600	B&M European Value Retail SA	1,855,070
15,031	Babcock International Group PLC	94,218
59,000	BAE Systems PLC	848,645
755,777	Balfour Beatty PLC	4,304,841
12,711,513	Barclays PLC	42,689,206
558,142	Barclays PLC, ADR	7,417,707
25,564	Barratt Redrow PLC	140,904
60See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
11,139	Bellway PLC	347,646
9,364	Bodycote PLC	74,235
235,600	British American Tobacco PLC(b)	8,497,884
8,680	British American Tobacco PLC(b)	311,215
1,396	British American Tobacco PLC, ADR	50,703
2,218,190	BT Group PLC(a)	4,001,797
1,899,300	Centrica PLC	3,177,921
19,624	Chemring Group PLC	80,736
1,078,000	CK Hutchison Holdings Ltd.	5,759,177
473,505	Compass Group PLC	15,786,129
52,881	Croda International PLC	2,241,823
406,060	Diageo PLC	12,904,444
371,800	Drax Group PLC	3,017,362
322,216	Hiscox Ltd.	4,370,374
676,500	HSBC Holdings PLC	6,653,443
96,534	IG Group Holdings PLC	1,197,506
523,816	IMI PLC	11,946,254
229,500	Imperial Brands PLC	7,337,980
84,237	Informa PLC	842,299
9,293	InterContinental Hotels Group PLC	1,158,501
412,520	International Consolidated Airlines Group SA	1,550,180
109,585	Intertek Group PLC	6,488,908
1,537,000	J Sainsbury PLC	5,266,632
32,681	JET2 PLC	647,917
1,999,920	Kingfisher PLC	6,229,188
19,121	Lancashire Holdings Ltd.	157,812
18,970,560	Lloyds Banking Group PLC	13,015,031
255,943	London Stock Exchange Group PLC	36,173,276
1,095,551	Man Group PLC	2,941,714
623,500	Marks & Spencer Group PLC	2,932,172
586,900	Mitchells & Butlers PLC*	1,800,832
32,159	MONY Group PLC	77,370
5,610,677	NatWest Group PLC	28,254,808
153,239	Ocado Group PLC*	580,164
513,633	Paragon Banking Group PLC	4,782,742
568,456	QinetiQ Group PLC	2,957,375
65,499	Reckitt Benckiser Group PLC	3,964,555
590,816	RELX PLC(b)	26,852,347
87,667	RELX PLC(b)	3,968,866
39,924	Rightmove PLC	320,905
520,622	Rolls-Royce Holdings PLC*	3,707,425
56,970	Sage Group PLC	908,276
69,007	Serco Group PLC	130,760
593,898	Smith & Nephew PLC	7,374,011
6,416	Spectris PLC	201,528
40,699	Spirax Group PLC	3,494,091
114,695	Standard Chartered PLC(b)	1,420,065
10,600	Standard Chartered PLC(b)	130,386
2,213,000	Tesco PLC	10,207,659
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
50,139	TP ICAP Group PLC	162,009
247,580	Unilever PLC	14,101,946
8,111	Vesuvius PLC	42,969
5,764,678	Vodafone Group PLC	4,931,043
581,587	Vodafone Group PLC, ADR	4,937,674
		383,164,936
	United States — 9.8%
88,614	Agilent Technologies, Inc.	11,904,405
39,633	Analog Devices, Inc.	8,420,427
1,001,339	BP PLC	4,928,522
64,834	BP PLC, ADR	1,916,493
84,794	Bruker Corp.	4,970,624
35,300	Cadence Design Systems, Inc.*	10,606,238
355,951	CRH PLC	32,932,587
77,990	CSL Ltd.	13,596,801
2,574	CyberArk Software Ltd.*	857,528
604,646	Experian PLC	26,087,559
898,304	GSK PLC	15,148,608
5,687,444	Haleon PLC	26,882,030
209,931	Holcim AG	20,236,769
623,000	JBS SA	3,660,642
364,379	Kenvue, Inc.	7,779,492
2,090	Monday.com Ltd.*	492,070
45,590	Reliance Worldwide Corp. Ltd.(a)	141,700
146,494	Roche Holding AG	41,301,205
166,086	Sanofi SA	16,121,598
192,172	Schneider Electric SE	47,937,682
698,500	Shell PLC	21,660,081
279,861	Signify NV 144A	6,253,799
9,098	Spotify Technology SA*	4,070,263
96,700	Swiss Re AG	13,999,492
195,642	Tenaris SA	3,660,753
10,590	Waters Corp.*	3,928,678
		349,496,046
	TOTAL COMMON STOCKS (COST $3,158,206,812)	3,454,063,482

	INVESTMENT COMPANIES — 0.4%
	United States — 0.4%
132,068	iShares MSCI EAFE ETF	9,985,662
23,997	iShares MSCI Eurozone ETF	1,132,658
26,389	Vanguard FTSE Developed Markets ETF	1,261,922
	TOTAL INVESTMENT COMPANIES (COST $12,097,649)	12,380,242

62See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
2,814	Bayerische Motoren Werke AG, 8.30%	210,966
9,976	Dr. Ing hc F Porsche AG, 3.96% 144A	603,487
10,528	Henkel AG & Co. KGaA, 2.19%	923,378
8,471	Porsche Automobil Holding SE, 7.02%	318,852
93,332	Volkswagen AG, 10.17%	8,605,297
		10,661,980
	TOTAL PREFERRED STOCKS (COST $19,413,640)	10,661,980

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.6%
	Mutual Fund - Securities Lending Collateral — 0.6%
22,620,593	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(f)(g)	22,620,593
	TOTAL SHORT-TERM INVESTMENT (COST $22,620,593)	22,620,593
	TOTAL INVESTMENTS — 98.4% (Cost $3,212,338,694)	3,499,726,297
	Other Assets and Liabilities (net) — 1.6%	57,033,932
	NET ASSETS — 100.0%	$3,556,760,229

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $176,701 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2024 was $29,569,045.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $176,701 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2024 was $29,569,045.

(f)	The rate disclosed is the 7-day net yield as of December 31, 2024.
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $70,265,013 which represents 2.0% of net assets.

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
675	MSCI EAFE Index	Mar 2025	$76,528,125	$(1,365,330)

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
64See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	25.1
Consumer, Non-cyclical	18.7
Industrial	16.6
Consumer, Cyclical	11.6
Technology	9.9
Basic Materials	5.0
Communications	4.8
Energy	4.1
Utilities	1.6
Investment Companies	0.4
Diversified	0.0*
Short-Term Investment	0.6
Other Assets and Liabilities (net)	1.6
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 98.6%
		Asset Backed Securities — 10.4%
196,126		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	192,616
2,700,000		Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.61%, due 02/15/29 144A	2,720,480
250,000		AIMCO CLO 10 Ltd., Series 2019-10A, Class ARR, 6.04% (3 mo. USD Term SOFR + 1.41%), due 07/22/37(b) 144A	251,763
148,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	140,740
359,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	367,720
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	391,944
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	385,927
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	713,021
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	822,985
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38 144A	1,225,798
1,528,648		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,455,616
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,666,473
4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 4.95% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,164,786
372,000		Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 6.76% (3 mo. USD Term SOFR + 1.44%), due 07/25/37(b) 144A	373,332
121,881		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	111,746
913,455		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	868,431
700,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, due 06/20/30 144A	711,004
3,863,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	3,895,202
5,750,000		Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 6.03% (3 mo. USD Term SOFR + 1.38%), due 10/16/37(b) 144A	5,762,477
272,000		Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 6.84% (3 mo. USD Term SOFR + 1.51%), due 07/25/37(b) 144A	273,956
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 4.07% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,576,842
250,000		Battalion CLO XXV Ltd., Series 2024-25A, Class A, 6.25% (3 mo. USD Term SOFR + 1.63%), due 03/13/37(b) 144A	251,565
1,248,695	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 3.78% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,285,275
1,313,937		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54 144A	1,328,217
3,021,000		Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, due 05/15/28	3,022,392
1,346,461	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 3.77% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	1,390,544
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	295,936
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	301,789
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	290,113
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	387,115
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	193,608
839,189		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	820,135
733,224		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	695,505
1,263,907		CIFC Funding Ltd., Series 2015-1A, Class ARR, 6.00% (3 mo. USD Term SOFR + 1.37%), due 01/22/31(b) 144A	1,266,565
1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,171,571
745,263		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	683,938
66See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
586,413		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	530,473
556,470		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	500,785
2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 6.07% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,253,060
2,165,000		Crown Point CLO 11 Ltd., Series 2021-11A, Class A, 6.03% (3 mo. USD Term SOFR + 1.38%), due 01/17/34(b) 144A	2,166,015
2,010,125	EUR	CVC Cordatus Loan Fund VII DAC, Series 7A, Class ARR, 3.52% (3 mo. EURIBOR + 0.63%), due 09/15/31(b) 144A	2,073,243
686,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	660,427
622,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	593,550
449,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	432,329
260,168		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	252,707
1,101,920		DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,043,933
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	141,306
790,540		Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	770,506
1,419,355		Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	1,411,436
4,080,610		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	3,713,572
574,835		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	539,124
656,935		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	594,982
405,000		Elmwood CLO IV Ltd., Series 2020-1A, Class AR, 6.09% (3 mo. USD Term SOFR + 1.46%), due 04/18/37(b) 144A	407,321
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	504,119
305,000		Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	304,528
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	293,306
2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,271,731
1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,829,951
242,000		Frontier Issuer LLC, Series 2024-1, Class C, 11.16%, due 06/20/54 144A	270,810
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	510,249
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	722,328
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	517,681
998,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	1,007,714
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,032,146
1,500,000		GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1, 4.73%, due 11/15/29 144A	1,502,684
250,000		GoldenTree Loan Management U.S. CLO 20 Ltd., Series 2024-20A, Class A, 6.07% (3 mo. USD Term SOFR + 1.45%), due 07/20/37(b) 144A	250,493
231,599		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	227,863
438,720		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	432,837
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 5.15% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,193,389
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
746,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	718,084
167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	168,881
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 3.83% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	2,059,794
718,769		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	682,983
299,000		Jersey Mike's Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	296,216
1,622,250		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.80% (SOFR 30-day average + 1.20%), due 02/25/55(b) 144A	1,627,163
2,524,435	EUR	Madison Park Euro Funding XIV DAC, Series 14A, Class A1R, 3.98% (3 mo. EURIBOR + 0.80%), due 07/15/32(b) 144A	2,601,923
4,865,000		Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.95% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(b) 144A	4,870,269
2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 6.03% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,003,848
387,000		Magnetite XL Ltd., Series 2024-40A, Class A1, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/15/37(b) 144A	389,861
575,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	589,981
306,228		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 6.00% (3 mo. USD Term SOFR + 1.38%), due 04/21/31(b) 144A	306,548
200,081		Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	185,852
62,688		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	54,710
972,720		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	897,674
506,672		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	460,295
124,447		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.46% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	123,242
1,206,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	1,113,004
474,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	426,272
3,163,000		NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, due 03/15/29 144A	3,196,238
4,750,000		NGC Ltd., Series 2024-1A, Class A1, 6.90% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,756,797
57,362		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	55,366
2,435,000		OCP CLO Ltd., Series 2015-9A, Class A1R2, 5.90% (3 mo. USD Term SOFR + 1.25%), due 01/15/33(b) 144A	2,437,640
282,000		OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, 6.08% (3 mo. USD Term SOFR + 1.46%), due 04/20/37(b) 144A	284,017
322,000		Palmer Square CLO Ltd., Series 2024-2A, Class A1, 6.69% (3 mo. USD Term SOFR + 1.40%), due 07/20/37(b) 144A	323,029
704,497		Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 5.88% (3 mo. USD Term SOFR + 1.26%), due 10/20/31(b) 144A	705,157
1,994,000		PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,006,406
1,517,197		Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,525,925
937,767		Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	908,988
1,545,516		Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,477,678
3,119,000		Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	2,849,596
1,781,000		Progress Residential Trust, Series 2024-SFR4, Class A, 3.10%, due 07/17/41 144A	1,634,133
68See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
5,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 6.05% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b) 144A	5,043,600
1,460	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	1,458
602,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	592,869
302,000	RIN II Ltd., Series 2019-1A, Class AR, 5.87% (3 mo. USD Term SOFR + 1.48%), due 01/15/38(b) 144A	302,278
323,618	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	320,501
162,967	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	162,693
1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, due 10/16/28	1,549,708
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	200,799
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	610,236
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	920,008
1,400,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class C, 6.43%, due 02/18/31	1,450,450
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	407,195
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	103,200
500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	503,955
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	510,210
2,500,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	2,536,671
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	993,502
3,190,600	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,171,604
404,940	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	406,904
43,437	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	38,567
447,328	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	446,495
489,694	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	487,274
606,527	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	585,742
612,428	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	541,953
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,095,781
1,595,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	1,616,406
4,056,000	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	4,133,224
729,000	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	714,698
176,735	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	170,222
200,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	199,629
952,042	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	890,047
1,859,872	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,652,810
3,000,000	TCW CLO Ltd., Series 2019-2A, Class A1R, 5.90% (3 mo. USD Term SOFR + 1.28%), due 10/20/32(b) 144A	3,001,797
500,045	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	442,690
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 6.86% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,035,296
1,057,372	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64 144A	1,067,382
1,513,366	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,481,628
4,020,288	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	4,018,687
2,726,976	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00%, due 12/17/40 144A	2,703,454
3,750,000	Trimaran CAVU Ltd., Series 2019-1A, Class A1R, 5.51% (3 mo. USD Term SOFR + 1.19%), due 01/20/37(b) 144A	3,752,812
691,128	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	629,133
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
504,125	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	449,315
946,246	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	890,714
634,495	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	601,063
803,759	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	753,155
326,708	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	306,806
272,626	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	251,942
1,802,223	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,537,583
737,621	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	598,589
2,232,507	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,004,968
2,481,172	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,282,709
2,118,702	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,077,490
1,693,617	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,626,059
2,784,567	U.S. Small Business Administration, Series 2023-25E, Class 1, 4.62%, due 05/01/48	2,660,797
2,740,088	U.S. Small Business Administration, Series 2023-25F, Class 1, 4.93%, due 06/01/48	2,674,767
1,292,730	U.S. Small Business Administration, Series 2023-25J, Class 1, 5.82%, due 10/01/48	1,318,426
1,300,781	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,291,644
1,833,700	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,833,085
808,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	789,178
860,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	785,425
458,781	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 6.18% (3 mo. USD Term SOFR + 1.52%), due 01/15/32(b) 144A	459,237
432,718	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	396,926
4,000,000	Wellfleet CLO Ltd., Series 2020-1A, Class A1AR, 5.86% (3 mo. USD Term SOFR + 1.20%), due 04/15/33(b) 144A	4,001,944
515,263	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	503,693
2,126,820	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,897,329
1,385,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	1,384,291
140,202	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	129,264
236,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	237,015
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	195,109
556,312	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	506,192
		211,089,578
	Corporate Debt — 31.9%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28(d) 144A	212,974
128,000	AAR Escrow Issuer LLC, 6.75%, due 03/15/29 144A	129,922
65,000	AbbVie, Inc., 4.05%, due 11/21/39	55,639
130,000	AbbVie, Inc., 4.70%, due 05/14/45	114,992
445,000	AbbVie, Inc., 4.75%, due 03/15/45	397,752
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,169,320
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	289,835
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	235,421
2,586,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,395,105
1,397,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,218,006
2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,090,322
200,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34(d) 144A	204,250
371,682	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	325,508
370,000	Aetna, Inc., 4.75%, due 03/15/44	306,746
70See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
4,131,000	AIA Group Ltd., 4.95%, due 03/30/35 144A	3,973,297
533,479	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	519,533
572,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	611,325
2,060,000	Air Lease Corp., 5.20%, due 07/15/31	2,036,191
243,000	Aker BP ASA, 3.10%, due 07/15/31 144A	210,093
175,000	Aker BP ASA, 3.75%, due 01/15/30 144A	162,714
2,200,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,030,879
220,000	Aker BP ASA, 5.80%, due 10/01/54 144A	199,904
300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	273,332
427,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	427,435
129,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	133,428
2,895,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	2,310,057
426,147	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	314,415
565,000	Algonquin Power & Utilities Corp., 5.37%, due 06/15/26(c)	568,111
711,000	Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	727,588
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29(d) 144A	182,446
366,000	Ally Financial, Inc., 6.18% (SOFR + 2.29%), due 07/26/35(b)	361,984
496,000	Ally Financial, Inc., 8.00%, due 11/01/31	549,131
196,000	Alpha Generation LLC, 6.75%, due 10/15/32 144A	194,099
190,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	191,514
215,000	Altria Group, Inc., 3.40%, due 05/06/30	197,474
1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,411,080
57,000	Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	57,497
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,750,798
204,628	American Airlines Pass-Through Trust, 3.70%, due 04/01/28	199,107
533,867	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	467,435
507,179	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	459,857
66,011	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	60,823
1,009,499	American Airlines Pass-Through Trust, 3.38%, due 11/01/28	965,024
670,443	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	596,154
179,010	American Airlines Pass-Through Trust, 3.58%, due 07/15/29	172,346
280,672	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	258,344
401,135	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	382,384
160,944	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	151,207
495,280	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	458,723
371,114	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	349,315
543,161	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	519,163
358,000	American Airlines, Inc., 7.25%, due 02/15/28(d) 144A	367,273
290,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	293,327
181,000	American National Group, Inc., 5.75%, due 10/01/29	181,373
864,000	American Tower Corp., 3.80%, due 08/15/29	819,146
1,405,000	American Tower Corp., 5.20%, due 02/15/29	1,413,828
2,305,000	American Tower Trust #1, 5.49%, due 03/15/28 144A	2,328,715
415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	400,374
85,000	Amgen, Inc., 2.80%, due 08/15/41(d)	59,275
670,000	Amgen, Inc., 5.25%, due 03/02/30	676,525
1,363,000	Amgen, Inc., 5.25%, due 03/02/33	1,354,107
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
712,000	Amgen, Inc., 5.65%, due 03/02/53	687,340
234,000	AmWINS Group, Inc., 6.38%, due 02/15/29 144A	235,581
686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	625,219
422,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	411,262
349,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	351,792
108,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	104,430
491,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31 144A	504,424
852,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29(d) 144A	882,478
1,000,000	Apple, Inc., 3.85%, due 08/04/46	808,037
2,105,000	AppLovin Corp., 5.13%, due 12/01/29	2,098,710
341,000	AppLovin Corp., 5.38%, due 12/01/31	341,549
354,000	AppLovin Corp., 5.50%, due 12/01/34	351,836
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	879,592
2,015,000	Aptiv Swiss Holdings Ltd., 3.25%, due 03/01/32(d)	1,739,351
875,000	Aptiv Swiss Holdings Ltd., 5.15%, due 09/13/34(d)	827,189
86,000	Arcosa, Inc., 6.88%, due 08/15/32 144A	87,485
452,000	ARES Capital Corp., 2.88%, due 06/15/28	416,803
344,000	ARES Capital Corp., 5.88%, due 03/01/29	347,186
468,000	ARES Strategic Income Fund, 5.60%, due 02/15/30 144A	462,704
221,000	ARES Strategic Income Fund, 6.35%, due 08/15/29 144A	225,209
200,000	Aris Mining Corp., 8.00%, due 10/31/29(d) 144A	198,167
200,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	207,209
122,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	113,702
382,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	357,619
710,000	Ascension Health, 2.53%, due 11/15/29	638,510
150,000	Ascension Health, 3.11%, due 11/15/39	113,878
486,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29(d) 144A	473,786
181,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	180,088
2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,706,868
402,000	Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	381,412
216,000	Ashtead Capital, Inc., 5.50%, due 08/11/32(d) 144A	213,713
524,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	516,980
518,000	Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	524,602
3,369,000	AT&T, Inc., 2.30%, due 06/01/27	3,180,118
247,000	AT&T, Inc., 2.55%, due 12/01/33	199,173
1,186,000	AT&T, Inc., 2.75%, due 06/01/31	1,032,328
814,000	AT&T, Inc., 3.50%, due 06/01/41	624,790
1,262,000	AT&T, Inc., 3.55%, due 09/15/55	852,301
595,000	AT&T, Inc., 3.65%, due 09/15/59	395,543
305,000	AT&T, Inc., 4.50%, due 05/15/35	282,322
1,615,000	AT&T, Inc., 5.40%, due 02/15/34	1,621,813
408,000	Athene Global Funding, 4.72%, due 10/08/29 144A	398,193
414,000	Athene Global Funding, 5.32%, due 11/13/31 144A	407,325
285,000	Athene Holding Ltd., 3.50%, due 01/15/31	257,198
250,851	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	268,739
347,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	344,982
360,000	Atlassian Corp., 5.25%, due 05/15/29	362,925
72See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
288,000	Autodesk, Inc., 2.85%, due 01/15/30	261,028
541,000	AutoNation, Inc., 4.75%, due 06/01/30	522,746
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,031,657
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	689,910
1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	956,872
2,528,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	2,534,448
170,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 05/15/31 144A	173,698
175,000	Ball Corp., 3.13%, due 09/15/31(d)	148,693
450,000	Ball Corp., 6.00%, due 06/15/29	453,824
200,000	Banco Santander SA, 1.85%, due 03/25/26	192,476
513,000	Banco Santander SA, 4.38%, due 04/12/28	500,715
400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)	402,034
400,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(b)(e)	462,053
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	255,402
858,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	778,893
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(b)	1,093,407
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,049,290
930,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	819,706
6,877,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	5,916,774
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	207,803
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)(d)	1,108,538
795,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(b)	704,838
310,000	Bank of America Corp., 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(b)	302,221
5,575,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	5,303,328
2,545,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	2,550,366
583,000	Bank of America Corp., 5.43% (SOFR + 1.91%), due 08/15/35(b)	569,282
760,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	790,412
341,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)	341,496
400,000	Barclays PLC, 4.84% (SOFR + 1.34%), due 09/10/28(b)(d)	397,637
1,475,000	Barclays PLC, 4.94% (SOFR + 1.56%), due 09/10/30(b)	1,446,946
1,994,000	Barclays PLC, 6.49% (SOFR + 2.22%), due 09/13/29(b)	2,075,223
708,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(e)	734,249
156,000	BAT Capital Corp., 3.56%, due 08/15/27	150,976
2,515,000	BAT Capital Corp., 4.39%, due 08/15/37	2,173,892
1,385,000	BAT Capital Corp., 6.34%, due 08/02/30(d)	1,457,455
208,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	197,562
200,000	Belron U.K. Finance PLC, 5.75%, due 10/15/29 144A	198,116
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	492,114
2,000,000	Berkshire Hathaway Energy Co., 4.45%, due 01/15/49	1,654,895
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	88,228
1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,803,989
1,540,000	Berry Global, Inc., 1.57%, due 01/15/26	1,486,835
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	610,176
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27(d) 144A	518,940
388,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29(d)	366,960
485,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30 144A	471,974
221,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	222,663
496,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	522,045
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
460,000	Blackstone Secured Lending Fund, 5.35%, due 04/13/28	458,737
190,000	Block, Inc., 3.50%, due 06/01/31	167,449
113,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	115,530
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	56,557
467,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	456,517
945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(b) 144A	900,219
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	233,001
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(b) 144A	197,454
3,530,000	BNP Paribas SA, 4.40%, due 08/14/28 144A	3,432,452
470,000	BNP Paribas SA, 5.50% (SOFR + 1.59%), due 05/20/30(b) 144A	470,814
233,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%), due 11/17/27(b) 144A	249,265
2,545,000	Boeing Co., 2.20%, due 02/04/26	2,469,456
270,000	Boeing Co., 3.90%, due 05/01/49	188,965
325,000	Boeing Co., 3.95%, due 08/01/59	215,970
1,795,000	Boeing Co., 5.71%, due 05/01/40	1,711,423
232,000	Boeing Co., 6.30%, due 05/01/29	240,620
575,000	Booking Holdings, Inc., 4.63%, due 04/13/30	569,983
473,000	BPCE SA, 5.72% (SOFR + 1.96%), due 01/18/30(b) 144A	475,564
200,000	Braskem Idesa SAPI, 6.99%, due 02/20/32(d) 144A	147,210
824,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	698,254
112,808	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	106,068
201,504	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	191,490
68,723	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	71,104
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31	886,520
584,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	477,274
1,950,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	1,572,168
1,676,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,468,270
353,000	Broadcom, Inc., 3.47%, due 04/15/34 144A	306,181
2,566,000	Broadcom, Inc., 4.11%, due 09/15/28	2,508,385
206,000	Broadcom, Inc., 4.55%, due 02/15/32	199,208
1,718,000	Broadcom, Inc., 4.75%, due 04/15/29	1,707,899
406,000	Broadcom, Inc., 5.05%, due 07/12/29	407,561
1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,526,051
1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,323,775
585,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(b)	573,481
210,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	196,329
221,000	Brunswick Corp., 5.85%, due 03/18/29(d)	224,481
451,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	398,690
278,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	276,710
468,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	462,471
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31(d)	1,419,376
278,000	C&W Senior Finance Ltd., 6.88%, due 09/15/27 144A	275,809
735,000	Caesars Entertainment, Inc., 6.00%, due 10/15/32(d) 144A	709,355
204,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	205,087
550,000	Calpine Corp., 3.75%, due 03/01/31 144A	491,973
630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29 144A	623,777
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(f)	512,380
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(b)	220,343
74See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,345,000	Capital One Financial Corp., 5.88% (SOFR + 1.99%), due 07/26/35(b)(d)	1,353,827
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29(d) 144A	200,996
180,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	165,978
746,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	735,049
225,000	CDW LLC/CDW Finance Corp., 5.55%, due 08/22/34	222,697
520,000	Cemex SAB de CV, 3.88%, due 07/11/31(d) 144A	453,928
419,000	Cemex SAB de CV, 5.20%, due 09/17/30(d) 144A	402,182
448,000	Cencora, Inc., 2.80%, due 05/15/30	402,455
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(d)	100,441
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	192,011
163,000	Centene Corp., 2.45%, due 07/15/28	147,073
493,000	Centene Corp., 3.00%, due 10/15/30	425,821
273,000	Centene Corp., 3.38%, due 02/15/30	243,326
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	238,997
215,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)	220,168
643,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)	663,056
327,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	293,304
227,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(b)	231,797
343,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	353,545
625,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	651,528
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	130,759
1,004,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	847,565
105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	79,152
3,821,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,819,432
662,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	626,865
789,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	730,603
614,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	629,304
316,000	Cheniere Energy, Inc., 5.65%, due 04/15/34	319,166
341,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	352,891
308,000	Cimpress PLC, 7.38%, due 09/15/32 144A	306,011
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	444,966
2,838,000	Citigroup, Inc., 3.40%, due 05/01/26	2,790,400
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	601,636
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	329,418
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,804,266
1,220,000	Citigroup, Inc., 3.98% (3 mo. USD Term SOFR + 1.60%), due 03/20/30(b)	1,165,648
258,000	Citigroup, Inc., 4.40%, due 06/10/25	257,288
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	423,137
2,295,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b)(e)	2,283,426
2,415,000	Citigroup, Inc., 5.45% (SOFR + 1.45%), due 06/11/35(b)	2,397,086
734,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	748,667
623,000	Citigroup, Inc., 6.25% (3 mo. USD Term SOFR + 4.78%)(b)(e)	624,383
516,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	466,535
508,000	Citizens Financial Group, Inc., 5.72% (SOFR + 1.91%), due 07/23/32(b)	510,071
237,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	248,413
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
402,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	405,223
247,000	CNA Financial Corp., 2.05%, due 08/15/30	212,238
697,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	693,211
311,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	321,756
401,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	396,385
2,954,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	3,042,849
643,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	660,486
18,000	Comcast Corp., 2.89%, due 11/01/51	10,855
1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,215,414
5,000	Comcast Corp., 3.97%, due 11/01/47	3,796
5,000	Comcast Corp., 6.50%, due 11/15/35	5,438
388,000	Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	392,392
890,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	836,520
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,654,069
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	273,745
86,000	Concentra Escrow Issuer Corp., 6.88%, due 07/15/32 144A	87,564
686,000	Concentrix Corp., 6.60%, due 08/02/28(d)	704,128
250,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	248,193
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	74,252
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	297,437
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	320,624
250,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34	261,918
334,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	355,601
1,885,000	Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,894,261
357,000	Continental Resources, Inc., 2.88%, due 04/01/32(d) 144A	293,853
353,000	Continental Resources, Inc., 4.90%, due 06/01/44	286,260
667,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	659,487
240,000	Corebridge Financial, Inc., 6.88% (5 yr. CMT + 3.85%), due 12/15/52(b)(d)	246,354
570,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	572,373
391,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	391,728
677,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	589,551
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	818,742
3,921,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,829,879
1,131,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	1,016,191
637,000	Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	658,410
635,000	CVS Health Corp., 4.78%, due 03/25/38	549,692
130,000	CVS Health Corp., 5.13%, due 07/20/45	109,583
878,966	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	875,707
425,173	CVS Pass-Through Trust, 6.94%, due 01/10/30	437,722
1,283,223	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,351,472
70,000	Dana, Inc., 4.50%, due 02/15/32(d)	64,280
248,000	DaVita, Inc., 3.75%, due 02/15/31 144A	214,820
660,000	DaVita, Inc., 4.63%, due 06/01/30 144A	607,322
115,000	Dcli Bidco LLC, 7.75%, due 11/15/29 144A	118,029
206,000	Dell International LLC/EMC Corp., 5.30%, due 10/01/29	208,183
1,214,000	Dell International LLC/EMC Corp., 5.40%, due 04/15/34(d)	1,212,072
1,058,383	Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	975,295
528,000	Delta Air Lines, Inc., 4.38%, due 04/19/28(d)	515,673
700,525	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	691,467
76See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
719,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	608,810
1,120,000		Deutsche Bank AG, 5.00% (SOFR + 1.70%), due 09/11/30(b)	1,095,439
460,000		Deutsche Bank AG, 5.71% (SOFR + 1.59%), due 02/08/28(b)	464,964
443,000		Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)	463,790
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	842,725
618,000		Diamondback Energy, Inc., 5.75%, due 04/18/54	581,601
1,900,000		Diamondback Energy, Inc., 6.25%, due 03/15/33	1,976,893
180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	174,864
333,000		Dominion Energy, Inc., 3.38%, due 04/01/30	306,567
436,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	452,026
201,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	212,755
278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	283,287
590,000		DT Midstream, Inc., 5.80%, due 12/15/34 144A	595,288
816,835		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	796,487
2,850,000		DTE Energy Co., 5.85%, due 06/01/34	2,928,309
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	316,545
180,000		Duke Energy Corp., 2.45%, due 06/01/30	157,868
624,000		Duke Energy Corp., 5.75%, due 09/15/33(d)	641,668
435,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	310,345
2,925,000		Duke Energy Indiana LLC, 5.25%, due 03/01/34	2,930,577
220,000		Duke Energy Ohio, Inc., 5.25%, due 04/01/33	219,751
200,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	149,302
1,210,000		DuPont de Nemours, Inc., 4.73%, due 11/15/28	1,205,020
120,000		DuPont de Nemours, Inc., 5.42%, due 11/15/48	119,843
428,000		Ecopetrol SA, 6.88%, due 04/29/30	418,039
520,000		Ecopetrol SA, 7.75%, due 02/01/32	505,047
790,000		Ecopetrol SA, 8.63%, due 01/19/29(d)	838,596
575,000		Edison International, 5.25%, due 11/15/28	576,566
81,000		Edison International, 7.88% (5 yr. CMT + 3.66%), due 06/15/54(b)	83,864
346,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	296,456
753,000		Electricite de France SA, 5.65%, due 04/22/29(d) 144A	769,877
641,000		Electricite de France SA, 9.13% (5 yr. CMT + 5.41%), due 03/15/33(b) 144A	724,621
3,158,000		Element Fleet Management Corp., 5.64%, due 03/13/27 144A	3,204,104
300,000		Elevance Health, Inc., 3.60%, due 03/15/51	209,382
15,000		Elevance Health, Inc., 5.10%, due 01/15/44	13,714
594,000		Embraer Netherlands Finance BV, 7.00%, due 07/28/30 144A	620,108
170,000		Emera U.S. Finance LP, 3.55%, due 06/15/26	166,641
561,000		EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/30 144A	562,449
557,000		Enact Holdings, Inc., 6.25%, due 05/28/29	567,635
478,000		Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	459,010
663,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	641,710
466,000		Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	461,264
370,000		Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	411,903
242,000		Endo Finance Holdings, Inc., 8.50%, due 04/15/31(d) 144A	256,709
179,000		Energean Israel Finance Ltd., 5.38%, due 03/30/28(g) 144A	166,181
224,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(g) 144A	197,317
609,000		Energy Transfer LP, 5.15%, due 03/15/45	534,650
340,000		Energy Transfer LP, 5.25%, due 07/01/29	341,836
150,000		Energy Transfer LP, 5.30%, due 04/01/44	134,830
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
590,000	Energy Transfer LP, 5.30%, due 04/15/47	523,359
876,000	Energy Transfer LP, 5.40%, due 10/01/47	788,989
3,696,000	Energy Transfer LP, 5.60%, due 09/01/34(d)	3,695,174
720,000	Energy Transfer LP, 6.25%, due 04/15/49	723,726
120,000	Energy Transfer LP, 6.40%, due 12/01/30	126,885
1,032,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(e)	1,035,235
65,000	Energy Transfer LP, 6.55%, due 12/01/33	69,244
1,679,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(e)	1,689,096
370,000	EnLink Midstream LLC, 5.38%, due 06/01/29	370,267
169,000	Enova International, Inc., 9.13%, due 08/01/29 144A	175,943
3,360,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	3,078,413
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,295,684
972,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	952,185
159,000	EQM Midstream Partners LP, 6.38%, due 04/01/29 144A	159,640
25,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	25,511
164,000	EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	175,092
375,000	Equifax, Inc., 5.10%, due 12/15/27	377,128
425,000	Eskom Holdings SOC Ltd., 6.35%, due 08/10/28(d) 144A	422,845
925,000	Essex Portfolio LP, 1.70%, due 03/01/28	837,317
2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,968,460
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,253,723
285,000	Exelon Corp., 4.70%, due 04/15/50	241,507
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,343,608
591,000	Expand Energy Corp., 4.75%, due 02/01/32	550,505
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,013,110
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	696,230
600,000	Falabella SA, 4.38%, due 01/27/25 144A	600,042
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30(d) 144A	2,162,998
2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	2,086,320
73,000	Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	76,314
243,000	Fifth Third Bancorp, 4.77% (SOFR + 2.13%), due 07/28/30(b)	238,238
426,000	Fifth Third Bancorp, 5.63% (SOFR + 1.84%), due 01/29/32(b)	430,854
1,200,000	Fifth Third Bancorp, 6.34% (SOFR + 2.34%), due 07/27/29(b)	1,245,244
374,000	Fifth Third Bancorp, 7.62% (3 mo. USD Term SOFR + 3.29%)(b)(e)	374,987
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31(d) 144A	206,129
357,000	FirstEnergy Corp., 2.65%, due 03/01/30	316,693
157,000	FirstEnergy Corp., 3.40%, due 03/01/50	106,707
580,000	FirstEnergy Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	546,572
201,000	Flex Ltd., 5.25%, due 01/15/32	197,799
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	1,996,713
288,000	Flowserve Corp., 3.50%, due 10/01/30	263,096
200,000	Flutter Treasury DAC, 6.38%, due 04/29/29 144A	203,177
910,000	FMC Corp., 5.15%, due 05/18/26	911,461
1,190,000	FMC Corp., 6.38%, due 05/18/53	1,175,291
363,000	Ford Motor Co., 3.25%, due 02/12/32	302,026
140,000	Ford Motor Co., 4.75%, due 01/15/43	110,612
6,247,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	5,597,351
300,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	295,431
78See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,676,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,511,124
1,270,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29(d)	1,237,827
350,000	Ford Motor Credit Co. LLC, 5.13%, due 11/05/26	350,042
665,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	665,795
627,000	Ford Motor Credit Co. LLC, 6.05%, due 11/05/31	621,683
1,284,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	1,256,410
534,000	Ford Motor Credit Co. LLC, 7.12%, due 11/07/33	557,778
537,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	526,010
359,000	Foundry JV Holdco LLC, 5.90%, due 01/25/30 144A	364,196
3,430,000	Foundry JV Holdco LLC, 6.15%, due 01/25/32 144A	3,464,349
658,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	625,745
434,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34(d)	429,654
385,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	363,719
922,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	759,027
209,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	208,354
411,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	401,359
165,000	Gap, Inc., 3.63%, due 10/01/29(d) 144A	148,286
235,000	Gap, Inc., 3.88%, due 10/01/31(d) 144A	203,437
671,000	Gartner, Inc., 4.50%, due 07/01/28 144A	654,703
1,304,000	GATX Corp., 6.05%, due 06/05/54	1,340,956
457,000	GCI LLC, 4.75%, due 10/15/28 144A	427,285
570,000	General Motors Co., 5.00%, due 04/01/35	536,049
3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,823,277
1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	899,318
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	602,870
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32(d)	424,151
1,609,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,476,283
1,547,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,555,561
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	901,541
215,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	210,606
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,873,404
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, due 10/01/29 144A	206,208
318,000	Georgia Power Co., 4.95%, due 05/17/33	311,668
4,671,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	4,013,017
1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,419,697
382,000	Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	369,171
192,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	201,231
112,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	114,101
442,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	427,054
109,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	112,182
236,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	202,851
271,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	252,596
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,153,419
200,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, due 04/15/26	200,131
200,000	GN Bondco LLC, 9.50%, due 10/15/31(d) 144A	210,833
1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,128,269
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	1,040,625
2,793,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	2,382,387
747,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	631,863
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
371,000	Goldman Sachs Group, Inc., 3.50%, due 01/23/25	370,797
215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	212,747
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,188,703
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,024,993
455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	446,654
362,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	331,956
400,000	Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38 144A	401,869
225,000	Greensaif Pipelines Bidco SARL, 6.51%, due 02/23/42 144A	228,640
251,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	235,181
500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	457,521
410,000	HCA, Inc., 4.38%, due 03/15/42	335,161
220,000	HCA, Inc., 5.38%, due 02/01/25	220,053
491,000	HCA, Inc., 5.45%, due 04/01/31	490,261
275,000	HCA, Inc., 7.75%, due 07/15/36	309,704
3,428,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, due 06/15/29 144A	3,446,174
3,040,000	Healthpeak OP LLC, 1.35%, due 02/01/27	2,835,741
646,000	Healthpeak OP LLC, 3.25%, due 07/15/26	631,816
119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	110,193
53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	51,502
115,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	116,223
1,390,000	Hewlett Packard Enterprise Co., 4.45%, due 09/25/26	1,383,881
250,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	236,200
380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	351,396
424,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, due 06/01/29 144A	399,944
478,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	479,996
608,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	595,140
76,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	77,285
1,818,000	HSBC Holdings PLC, 7.39% (SOFR + 3.35%), due 11/03/28(b)	1,927,977
244,000	Huntington Bancshares, Inc., 5.27% (SOFR + 1.28%), due 01/15/31(b)	244,421
183,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(b)	183,015
402,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	415,208
645,000	Huntington Ingalls Industries, Inc., 5.75%, due 01/15/35	644,356
870,000	Huntsman International LLC, 4.50%, due 05/01/29	830,483
292,000	Hyundai Capital America, 5.30%, due 01/08/29 144A	292,677
500,000	Hyundai Capital America, 5.68%, due 06/26/28 144A	507,539
332,000	Icon Investments Six DAC, 5.85%, due 05/08/29	338,526
371,000	IHS Holding Ltd., 7.88%, due 05/29/30(d) 144A	366,352
589,000	IHS Holding Ltd., 8.25%, due 11/29/31(d) 144A	583,117
20,000	IHS Markit Ltd., 4.75%, due 08/01/28	19,169
269,000	Iliad Holding SASU, 7.00%, due 04/15/32 144A	270,697
200,000	Iliad Holding SASU, 8.50%, due 04/15/31 144A	212,873
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,022,575
297,000	ING Groep NV, 5.34% (SOFR + 1.44%), due 03/19/30(b)	298,316
251,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	260,061
200,000	ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(e)	200,522
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	160,442
292,000	IQVIA, Inc., 6.25%, due 02/01/29	302,152
80See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
136,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	125,377
311,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	297,109
334,000	Iron Mountain, Inc., 6.25%, due 01/15/33 144A	332,887
165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	159,408
204,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	214,972
1,050,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 02/02/29	958,616
440,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.63%, due 01/15/32	388,574
125,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, due 12/01/31	111,255
546,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	543,307
980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,002,621
504,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	520,106
323,469	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	281,557
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,818,587
396,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	348,830
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	652,388
851,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	761,579
3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	3,737,260
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	936,146
2,124,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	2,068,312
227,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	222,485
1,680,000	JPMorgan Chase & Co., 4.60% (3 mo. USD Term SOFR + 3.13%)(b)(e)	1,676,701
629,000	JPMorgan Chase & Co., 4.60% (SOFR + 1.04%), due 10/22/30(b)	617,766
622,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	619,733
570,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	569,532
711,000	JPMorgan Chase & Co., 5.29% (SOFR + 1.46%), due 07/22/35(b)	703,814
2,965,000	JPMorgan Chase & Co., 5.34% (SOFR + 1.62%), due 01/23/35(b)	2,952,722
428,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	436,745
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	552,967
395,000	KB Home, 4.00%, due 06/15/31(d)	349,057
303,000	Kinder Morgan Energy Partners LP, 7.75%, due 03/15/32	342,776
200,000	Kingston Airport Revenue Finance Ltd., 6.75%, due 12/15/36 144A	201,048
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(d) 144A	1,240,542
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	180,756
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	186,175
299,000	Kohl's Corp., 4.63%, due 05/01/31	239,570
1,593,000	L3Harris Technologies, Inc., 5.50%, due 08/15/54(d)	1,534,146
2,810,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	2,713,819
397,000	Lam Research Corp., 2.88%, due 06/15/50(d)	252,339
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	132,665
485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	439,484
544,000	Lazard Group LLC, 4.38%, due 03/11/29(d)	530,369
427,000	LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29(d) 144A	343,051
636,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(g) 144A	616,872
134,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(g) 144A	127,102
450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	328,415
406,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	386,585
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,823,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,767,647
266,000	Lightning Power LLC, 7.25%, due 08/15/32 144A	274,281
169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	154,596
164,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	149,274
164,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	158,801
1,800,000	Lloyds Banking Group PLC, 5.09% (1 yr. CMT + 0.85%), due 11/26/28(b)	1,802,405
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,355,462
353,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(e)	338,492
151,180	LLPL Capital Pte. Ltd., 6.88%, due 02/04/39 144A	151,694
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	286,283
1,253,000	Lowe's Cos., Inc., 5.63%, due 04/15/53(d)	1,206,913
300,000	LPL Holdings, Inc., 6.75%, due 11/17/28	315,312
970,000	Lubrizol Corp., 6.50%, due 10/01/34	1,069,777
224,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(d)(e)	221,159
470,000	M&T Bank Corp., 5.39% (SOFR + 1.61%), due 01/16/36(b)	455,945
161,000	Macquarie Airfinance Holdings Ltd., 5.15%, due 03/17/30 144A	157,730
405,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	369,613
1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(b) 144A	1,198,350
3,000,000	Macquarie Group Ltd., 6.26% (SOFR + 2.30%), due 12/07/34(b) 144A	3,152,355
229,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(d) 144A	224,578
206,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(d) 144A	197,889
356,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32(d) 144A	334,652
450,000	Magnera Corp., 7.25%, due 11/15/31 144A	439,868
702,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	588,572
960,000	Marriott International, Inc., 5.00%, due 10/15/27	968,013
400,000	Martin Marietta Materials, Inc., 2.40%, due 07/15/31	340,508
774,000	Marvell Technology, Inc., 2.45%, due 04/15/28	714,181
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(d)(f)	391,135
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,550,692
497,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	477,673
271,000	MasTec, Inc., 4.50%, due 08/15/28 144A	263,011
302,000	MasTec, Inc., 5.90%, due 06/15/29	307,656
221,000	Matador Resources Co., 6.25%, due 04/15/33 144A	214,729
162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	138,825
322,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	286,434
440,069	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	366,037
1,200,000	McDonald's Corp., 4.20%, due 04/01/50	950,664
563,000	MetLife, Inc., 6.40%, due 12/15/66	576,531
4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,531,230
921,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	902,614
1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	812,275
711,000	MGM Resorts International, 4.75%, due 10/15/28	681,345
590,000	Michaels Cos., Inc., 5.25%, due 05/01/28 144A	446,137
474,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	289,901
565,000	Micron Technology, Inc., 2.70%, due 04/15/32	473,834
341,000	Micron Technology, Inc., 5.30%, due 01/15/31	340,713
562,000	Micron Technology, Inc., 5.33%, due 02/06/29	565,611
1,054,000	Micron Technology, Inc., 6.75%, due 11/01/29	1,122,976
285,000	MidAmerican Energy Co., 4.25%, due 07/15/49	231,776
82See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	801,727
518,000	Midcontinent Communications, 8.00%, due 08/15/32 144A	532,700
497,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	468,895
352,800	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	347,381
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32(d) 144A	200,466
353,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	351,577
1,250,000	Moody's Corp., 3.25%, due 05/20/50	833,716
715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)(d)	585,242
2,498,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,071,414
966,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	786,250
1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,560,056
3,413,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	2,927,410
1,185,000	Morgan Stanley, 3.59%, due 07/22/28(h)	1,143,023
2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,286,871
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	877,539
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,229,152
931,000	Morgan Stanley, 5.17% (SOFR + 1.45%), due 01/16/30(b)	932,794
787,000	Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	774,727
750,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	642,877
660,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	571,723
1,705,000	MPLX LP, 1.75%, due 03/01/26	1,646,892
370,000	MPLX LP, 4.50%, due 04/15/38	322,876
530,000	MPLX LP, 4.70%, due 04/15/48	435,543
319,000	MPLX LP, 4.95%, due 09/01/32	307,873
317,000	MPLX LP, 5.00%, due 03/01/33	304,672
105,000	MPLX LP, 5.20%, due 03/01/47	93,742
685,000	MPLX LP, 5.50%, due 06/01/34	676,220
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(d)	160,928
410,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(d)	346,164
666,000	MSCI, Inc., 3.63%, due 11/01/31 144A	598,945
695,000	Mylan, Inc., 5.40%, due 11/29/43	623,349
1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,757,528
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,445,694
159,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	148,506
263,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	255,586
615,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(b)(d)(e)	607,252
476,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(e)	508,143
482,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29 144A	484,669
178,000	Newell Brands, Inc., 6.38%, due 05/15/30	178,738
146,000	Newell Brands, Inc., 6.63%, due 05/15/32(d)	147,181
150,000	Newmont Corp., 5.45%, due 06/09/44	145,672
2,670,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34	2,660,004
378,000	News Corp., 3.88%, due 05/15/29 144A	350,968
659,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	570,222
240,000	NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	240,447
281,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	286,703
1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,847,775
195,000	NiSource, Inc., 1.70%, due 02/15/31	159,602
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
377,000	NiSource, Inc., 3.60%, due 05/01/30	351,813
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	168,652
195,000	Northern States Power Co., 3.60%, due 09/15/47	145,109
1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,166,798
2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,243,924
499,000	Novelis Corp., 4.75%, due 01/30/30 144A	461,139
339,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	296,676
965,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	843,447
373,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	356,568
640,000	NRG Energy, Inc., 5.75%, due 01/15/28	638,261
383,000	NRG Energy, Inc., 5.75%, due 07/15/29 144A	374,237
327,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	317,309
327,000	NRG Energy, Inc., 6.25%, due 11/01/34 144A	320,995
550,000	NRG Energy, Inc., 7.00%, due 03/15/33(d) 144A	594,049
375,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%), due 03/15/28(b) 144A	414,499
250,000	NSTAR Electric Co., 3.10%, due 06/01/51(d)	164,455
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	402,393
355,000	Nutrien Ltd., 4.90%, due 06/01/43	316,437
405,000	Nuveen LLC, 5.85%, due 04/15/34 144A	410,352
2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,767,274
3,517,000	Occidental Petroleum Corp., 4.47%, due 10/10/36(i)	1,973,864
209,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	204,967
654,000	Occidental Petroleum Corp., 6.05%, due 10/01/54	620,917
594,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	609,519
265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	267,955
653,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	683,859
612,000	OCP SA, 6.75%, due 05/02/34 144A	624,530
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	122,673
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	62,816
293,000	OneMain Finance Corp., 9.00%, due 01/15/29	311,224
655,000	ONEOK, Inc., 3.10%, due 03/15/30	594,307
75,000	ONEOK, Inc., 4.25%, due 09/15/46	57,859
440,000	ONEOK, Inc., 4.40%, due 10/15/29	426,928
232,000	ONEOK, Inc., 5.65%, due 11/01/28	236,790
1,995,000	ONEOK, Inc., 6.05%, due 09/01/33	2,054,484
570,000	ONEOK, Inc., 6.63%, due 09/01/53	600,538
655,000	Oracle Corp., 2.95%, due 04/01/30	591,886
1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,080,553
902,000	Oracle Corp., 5.55%, due 02/06/53	854,772
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	399,634
580,000	Ovintiv, Inc., 5.65%, due 05/15/25	581,466
321,000	Ovintiv, Inc., 6.25%, due 07/15/33	329,107
83,000	Ovintiv, Inc., 7.20%, due 11/01/31	89,167
345,000	Owens Corning, 3.50%, due 02/15/30	320,739
82,000	Owens Corning, 3.88%, due 06/01/30	77,283
592,000	Owens Corning, 5.70%, due 06/15/34	601,514
506,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31(d) 144A	493,082
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47	651,634
763,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	662,872
84See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
464,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	474,879
265,000	PacifiCorp, 2.70%, due 09/15/30	234,282
631,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	637,994
171,000	Paramount Global, 4.20%, due 05/19/32	150,866
352,000	Paramount Global, 4.38%, due 03/15/43	256,740
721,000	Paramount Global, 4.95%, due 05/19/50	545,077
262,000	Parkland Corp., 4.50%, due 10/01/29 144A	243,195
298,000	Parkland Corp., 4.63%, due 05/01/30 144A	273,773
195,000	Parkland Corp., 6.63%, due 08/15/32 144A	193,148
415,000	PECO Energy Co., 3.05%, due 03/15/51	269,121
205,000	PECO Energy Co., 3.70%, due 09/15/47	154,742
185,000	PECO Energy Co., 5.25%, due 09/15/54	175,548
3,790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	3,806,700
193,000	Performance Food Group, Inc., 6.13%, due 09/15/32 144A	193,232
875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	846,640
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41(d)	181,404
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	373,703
745,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	766,405
1,707,351	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,653,197
1,420,833	PG&E Wildfire Recovery Funding LLC, 4.02%, due 06/01/33	1,389,119
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	778,399
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,077,952
797,000	Phillips 66 Co., 3.61%, due 02/15/25	795,507
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	136,751
368,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	375,311
960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29	893,147
609,000	PNC Financial Services Group, Inc., 4.81% (SOFR + 1.26%), due 10/21/32(b)	593,074
1,444,000	PNC Financial Services Group, Inc., 5.40% (SOFR + 1.60%), due 07/23/35(b)	1,435,117
1,050,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(b)	1,068,452
3,032,000	PNC Financial Services Group, Inc., 5.68% (SOFR + 1.90%), due 01/22/35(b)	3,069,219
389,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	401,522
416,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(e)	421,180
508,000	Popular, Inc., 7.25%, due 03/13/28	523,801
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	125,506
1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,583,301
195,000	Public Service Electric & Gas Co., 2.70%, due 05/01/50	119,913
315,000	Public Service Electric & Gas Co., 3.20%, due 05/15/29	295,334
473,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	404,931
315,000	Qorvo, Inc., 4.38%, due 10/15/29	295,688
284,000	Quanta Services, Inc., 5.25%, due 08/09/34	277,945
1,701,000	Realty Income Corp., 2.10%, due 03/15/28	1,563,912
120,000	Realty Income Corp., 2.85%, due 12/15/32	101,302
350,000	Realty Income Corp., 3.25%, due 01/15/31	316,201
334,000	Regal Rexnord Corp., 6.40%, due 04/15/33	344,946
630,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	524,837
966,000	Regions Financial Corp., 5.50% (SOFR + 2.06%), due 09/06/35(b)	943,001
253,000	Regions Financial Corp., 5.72% (SOFR + 1.49%), due 06/06/30(b)	256,701
520,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(d) 144A	468,393
225,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/06/31 144A	193,557
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	311,661
277,000	Rocket Software, Inc., 9.00%, due 11/28/28 144A	287,466
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	371,337
190,000	Royal Caribbean Cruises Ltd., 5.63%, due 09/30/31 144A	187,019
401,000	Royal Caribbean Cruises Ltd., 6.00%, due 02/01/33 144A	400,336
114,000	Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	115,454
273,000	Royalty Pharma PLC, 5.15%, due 09/02/29	272,584
415,000	RPM International, Inc., 2.95%, due 01/15/32	357,868
431,000	Ryan Specialty LLC, 5.88%, due 08/01/32 144A	426,890
2,404,000	Ryder System, Inc., 5.25%, due 06/01/28	2,430,708
892,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	864,582
434,000	Saks Global Enterprises LLC, 11.00%, due 12/15/29 144A	418,454
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	232,025
200,000	Sands China Ltd., 5.40%, due 08/08/28(d)	197,894
347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	293,099
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(d)	385,678
295,000	Saudi Arabian Oil Co., 5.25%, due 07/17/34 144A	291,341
4,523,000	SBA Tower Trust, 4.83%, due 10/15/29 144A	4,422,380
257,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	231,177
2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,152,511
453,000	Sempra, 5.50%, due 08/01/33	454,394
456,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	453,276
403,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	408,508
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31(d) 144A	161,925
128,000	Service Corp. International, 5.75%, due 10/15/32	124,318
850,000	Simon Property Group LP, 6.75%, due 02/01/40	945,191
339,000	Sirius XM Radio LLC, 4.00%, due 07/15/28 144A	312,713
270,000	Sixth Street Lending Partners, 5.75%, due 01/15/30 144A	266,126
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	1,075,809
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,297,986
587,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%), due 11/18/30(b) 144A	500,178
256,000	Societe Generale SA, 5.63% (1 yr. CMT + 1.75%), due 01/19/30(b)(d) 144A	255,676
810,000	Societe Generale SA, 5.66% (SOFR + 1.05%), due 01/21/26(b) 144A	810,286
458,000	Solventum Corp., 5.40%, due 03/01/29 144A	459,336
927,000	Solventum Corp., 5.45%, due 03/13/31 144A	927,756
1,831,000	Sonoco Products Co., 5.00%, due 09/01/34	1,737,703
570,000	Southern California Edison Co., 3.45%, due 02/01/52	386,467
335,000	Southern California Edison Co., 4.00%, due 04/01/47	258,481
181,000	Southern Co., 5.20%, due 06/15/33	179,099
508,000	Southern Co., 5.70%, due 03/15/34	519,301
2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,111,598
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(d)	668,823
405,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	371,381
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	23,941
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	169,031
401,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	393,881
84,000	Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	86,269
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)	302,716
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	853,370
86See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
3,545,000	Stellantis Finance U.S., Inc., 1.71%, due 01/29/27 144A	3,307,966
114,000	Summit Materials LLC/Summit Materials Finance Corp., 7.25%, due 01/15/31 144A	121,072
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,398,611
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,598,845
351,000	Sunoco LP, 7.00%, due 05/01/29 144A	360,620
351,000	Sunoco LP, 7.25%, due 05/01/32 144A	362,852
442,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	410,261
375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	355,425
48,000	Talos Production, Inc., 9.00%, due 02/01/29 144A	49,291
60,000	Talos Production, Inc., 9.38%, due 02/01/31 144A	61,224
171,000	Tapestry, Inc., 5.10%, due 03/11/30	169,126
647,000	Targa Resources Corp., 5.50%, due 02/15/35	637,184
1,893,000	Targa Resources Corp., 6.15%, due 03/01/29	1,964,669
579,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	527,198
140,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	134,257
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	211,765
617,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	496,143
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	42,214
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	978,971
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	65,068
104,000	Terex Corp., 6.25%, due 10/15/32 144A	102,068
303,000	Thermo Fisher Scientific, Inc., 4.98%, due 08/10/30	305,639
3,231,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	3,018,043
1,836,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,728,318
1,925,000	Toronto-Dominion Bank, 1.95%, due 01/12/27(d)	1,820,936
411,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	320,046
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	103,960
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	416,708
199,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	185,622
175,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	158,526
543,000	Truist Financial Corp., 5.15% (SOFR + 1.57%), due 08/05/32(b)	536,543
694,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	700,279
3,600,000	Truist Financial Corp., 5.71% (SOFR + 1.92%), due 01/24/35(b)	3,629,995
866,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	882,265
798,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	853,808
599,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	598,393
679,678	U.S. Airways Pass-Through Trust, 4.63%, due 12/03/26	677,572
705,000	U.S. Bancorp, 4.84% (SOFR + 1.60%), due 02/01/34(b)	675,246
412,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	415,694
1,329,000	U.S. Bancorp, 5.68% (SOFR + 1.86%), due 01/23/35(b)	1,341,686
614,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	626,488
664,000	Uber Technologies, Inc., 4.50%, due 08/15/29 144A	643,814
1,333,000	Uber Technologies, Inc., 4.80%, due 09/15/34	1,276,859
861,000	UBS AG, 7.95%, due 01/09/25	861,397
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b)(d) 144A	724,061
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(b) 144A	309,668
442,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	445,066
360,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	376,852
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
279,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%), due 11/13/28(b) 144A	302,316
206,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%), due 11/13/33(b) 144A	236,598
469,000	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	471,302
488,000	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	498,340
504,513	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	474,035
1,710,862	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,691,758
408,416	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	380,932
181,242	United Airlines Pass-Through Trust, 4.60%, due 09/01/27	178,772
692,181	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	708,417
841,172	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	859,772
580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	570,737
296,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	281,673
175,000	United Rentals North America, Inc., 3.75%, due 01/15/32	153,421
167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	149,322
265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	257,671
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	640,781
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	102,582
535,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	459,604
538,000	UnitedHealth Group, Inc., 5.05%, due 04/15/53	485,591
547,000	Universal Health Services, Inc., 2.65%, due 10/15/30	470,607
120,000	University of Chicago, 2.76%, due 04/01/45	91,545
350,000	University of Southern California, 2.95%, due 10/01/51	230,504
405,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	347,306
1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,225,764
1,154,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,297,571
279,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	285,733
137,000	Velocity Vehicle Group LLC, 8.00%, due 06/01/29 144A	142,625
203,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	186,653
308,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	276,066
314,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	319,006
1,147,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%), due 09/30/29(b) 144A	1,201,057
523,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	578,381
617,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	433,805
145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	120,684
1,559,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,344,087
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	356,014
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51(d)	1,150,603
950,000	Viatris, Inc., 2.70%, due 06/22/30	824,616
515,000	Viatris, Inc., 3.85%, due 06/22/40	386,358
2,095,000	Viatris, Inc., 4.00%, due 06/22/50(d)	1,430,545
711,000	VICI Properties LP, 5.13%, due 11/15/31	695,729
519,000	VICI Properties LP, 5.13%, due 05/15/32	505,712
318,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	299,879
553,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 12/01/29 144A	530,297
1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,214,187
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,015,391
161,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%), due 10/15/26(b) 144A	164,854
877,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	838,045
370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	363,349
88See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
246,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	252,117
587,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	633,036
241,000	Vital Energy, Inc., 7.88%, due 04/15/32(d) 144A	232,122
347,000	Vodafone Group PLC, 5.63%, due 02/10/53	331,417
424,000	Vodafone Group PLC, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	434,889
237,000	Vulcan Materials Co., 5.35%, due 12/01/34(d)	236,495
340,000	WakeMed, 3.29%, due 10/01/52(d)	231,713
1,502,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32(d)	1,324,402
1,085,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42(d)	874,480
490,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	366,068
195,000	Watco Cos. LLC/Watco Finance Corp., 7.13%, due 08/01/32 144A	201,191
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,650,764
717,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	647,332
1,982,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,738,446
3,670,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	3,657,425
588,000	Wells Fargo & Co., 5.21% (SOFR + 1.38%), due 12/03/35(b)	572,495
2,720,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	2,691,560
896,000	Wells Fargo & Co., 6.49% (SOFR + 2.06%), due 10/23/34(b)	952,384
502,000	Western Midstream Operating LP, 4.05%, due 02/01/30	471,192
277,000	Western Midstream Operating LP, 5.45%, due 11/15/34	267,737
345,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	349,916
208,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	207,461
279,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	278,878
457,000	Williams Cos., Inc., 4.65%, due 08/15/32	435,209
295,000	Williams Cos., Inc., 4.80%, due 11/15/29	291,161
530,000	Williams Cos., Inc., 5.40%, due 03/02/26	533,899
225,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	227,886
240,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	248,158
219,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	199,746
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	263,810
665,000	WP Carey, Inc., 2.25%, due 04/01/33	525,573
50,000	XPO, Inc., 7.13%, due 06/01/31(d) 144A	51,479
610,000	Yale University, 2.40%, due 04/15/50(d)	364,808
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	902,801
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,202,994
		648,574,745
	Mortgage Backed Securities - Private Issuers — 7.8%
89,523	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53 144A	84,569
375,355	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65 144A	308,954
363,310	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66 144A	307,997
430,358	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68 144A	420,466
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,600,243
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,118,929
202,622	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48 144A	177,076
871,979	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64 144A	833,171
501,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/41 144A	506,521
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32 144A	112,758
3,025,918	Bank, Series 2017-BNK5, Class A4, 3.13%, due 06/15/60	2,907,706
971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	876,427
2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,824,126
1,750,878	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,619,811
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,559,442
3,000,000	Bank, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,598,160
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,910,028
3,193,000	Bank5, Series 2023-5YR1, Class A3, 6.26%, due 04/15/56(h)	3,299,013
2,900,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 07/15/56(h)	3,040,069
3,900,000	Bank5, Series 2024-5YR10, Class A3, 5.30%, due 10/15/57	3,921,368
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 5.32% (1 mo. USD Term SOFR + 0.92%), due 03/15/37(b) 144A	2,843,734
26,958	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	26,867
58,133	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	55,969
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,719,719
1,300,000	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.30%, due 09/15/56(h)	1,351,112
1,600,000	BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.01%, due 07/15/57	1,654,809
162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	162,657
171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	174,591
96,139	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	94,350
86,146	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	82,576
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,204,238
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	512,144
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,174,374
1,655,653	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,648,375
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,681,046
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,405,019
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	802,064
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,503,192
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,111,925
2,200,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,850,170
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,593,443
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.57%, due 07/15/56(h)	3,098,459
1,151,359	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,209,011
3,694,995	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(h)	3,772,803
463,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	474,979
3,228,000	Benchmark Mortgage Trust, Series 2024-V6, Class A3, 5.93%, due 03/15/57	3,319,645
3,200,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, due 05/15/56(h)	3,328,895
2,800,000	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.19%, due 07/15/57(h)	2,912,225
2,700,000	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.53%, due 08/15/56(h)	2,815,579
177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(h)	180,400
159,881	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49 144A	148,218
1,250,685	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63 144A	1,237,948
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 5.21% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,513,736
2,438,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	2,451,049
90See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,086,784
964,315	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25 144A	963,687
379,927	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	373,589
2,307,919	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,250,941
233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	215,464
483,695	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64 144A	428,333
1,409,387	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64 144A	1,372,893
7,851,484	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, due 05/10/47(h) 144A	78
285,346	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	260,150
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, due 10/12/40 144A	386,466
285,401	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66 144A	233,900
416,988	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66 144A	334,235
292,227	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66 144A	245,175
641,460	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65 144A	545,809
295,000	COMM Mortgage Trust, Series 2013-300P, Class D, 4.39%, due 08/10/30 144A	247,407
750,921	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	747,459
862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	853,039
461,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	458,970
993,500	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	947,168
1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,284,029
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	945,480
1,784,651	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,562,957
184,809	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57 144A	176,651
147,644	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	143,938
623,756	CSMC Trust, Series 2020-RPL6, Class A1, 3.46%, due 03/25/59 144A	623,332
220,977	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66 144A	195,049
201,812	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66 144A	171,234
144,764	CSMC Trust, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66 144A	119,287
470,906	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66 144A	386,473
60,022	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66 144A	51,157
129,690	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66 144A	105,963
827,204	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	791,976
304,125	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, due 08/25/57(h)	290,127
1,256,242	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,193,863
523,438	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	496,252
744,966	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/26/58	702,972
360,473	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M1A, 5.57% (SOFR 30-day average + 1.00%), due 01/25/42(b) 144A	360,728
390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, 6.97% (SOFR 30-day average + 2.40%), due 02/25/42(b) 144A	399,520
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 7.47% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	393,910
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
431,509	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.87% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	441,761
232,966	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50 144A	195,877
566,872	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51 144A	453,497
200,340	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66 144A	172,034
178,081	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66 144A	149,248
271,403	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66 144A	231,240
299,359	GCAT Trust, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67 144A	299,125
1,826,186	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	1,818,323
1,515,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,368,114
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,387,814
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,061,528
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,588,131
115,853	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61 144A	102,094
40,026	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60 144A	37,481
172,026	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56 144A	146,969
277,514	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68 144A	278,030
588,605	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	575,597
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	319,710
1,744,947	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53 144A	1,737,987
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	751,345
559,644	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	558,606
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	663,995
1,137,148	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,103,215
591,241	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 4.19% (1 mo. EURIBOR + 1.10%), due 01/24/63(b) 144A	613,622
1,031,624	Legacy Mortgage Asset Trust, Series 2019-PR1, Class A1, 7.86%, due 09/25/59 144A	1,032,607
66,004	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.89%, due 10/25/66 144A	66,074
111,903	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65 144A	103,536
562,640	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.75%, due 06/25/56 144A	556,814
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,727,279
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	794,287
2,077,982	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60%, due 09/15/49	2,013,078
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,514,716
2,000,000	Morgan Stanley Capital I Trust, Series 2018-L1, Class A3, 4.14%, due 10/15/51	1,940,850
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,414,463
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	834,057
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43 144A	172,287
92See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
108,876	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.20% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	106,931
347,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.31%, due 11/05/41 144A	331,492
167,174	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	154,186
113,313	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60 144A	92,914
343,114	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61 144A	278,819
409,398	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61 144A	330,384
377,651	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36 144A	328,221
232,873	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54 144A	223,191
879,989	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44 144A	891,614
422,000	ROCK Trust, Series 2024-CNTR, A, 5.39%, due 11/13/41 144A	421,253
600,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	610,381
154,556	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50 144A	151,136
1,641,741	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54 144A	1,651,345
1,893,680	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54 144A	1,905,066
510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	416,861
525,502	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66 144A	457,481
232,529	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58 144A	216,602
231,571	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58 144A	222,189
182,674	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59 144A	174,001
72,604	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 5.45% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	74,265
278,475	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	249,965
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61 144A	453,640
243,864	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.39%, due 10/27/64 144A	237,117
1,038,335	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64 144A	1,029,115
307,184	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	302,356
66,541	Verus Securitization Trust, Series 2020-5, Class A1, 2.22%, due 05/25/65 144A	64,442
290,996	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66 144A	244,813
174,028	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66 144A	145,665
415,158	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66 144A	345,985
89,991	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63 144A	84,921
5,785	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 6.57%, due 09/25/33(h)	5,708
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,439,252
3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,024,548
846,242	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	813,445
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,535,887
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,469,736
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,651,306
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	723,498
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
3,900,000	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class A3, 5.93%, due 07/15/57	4,021,753
50,149	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	49,983
		158,645,458
	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.6%
157,675	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	153,081
109,852	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	103,007
203,546	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	188,230
158,833	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	150,066
100,292	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	104,187
50,052	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	50,715
182,417	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	182,027
345,488	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	335,418
248,552	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	219,422
149,887	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	139,382
505,549	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	438,813
233,906	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	203,029
39,955	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	38,395
19,770	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	17,769
283,001	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	262,923
149,213	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	138,565
133,163	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	127,590
67,240	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	62,680
407,748	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	393,410
42,424	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	37,062
200,110	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	179,847
795,920	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	691,196
295,865	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	263,983
127,297	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	114,783
476,464	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	460,896
656,974	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	599,207
831,925	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	723,282
89,530	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	77,722
61,526	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	54,286
72,757	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	67,566
450,237	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	405,464
227,970	Federal Home Loan Mortgage Corp., Pool # G61995, 4.00%, due 11/01/44	214,119
55,256	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	49,955
241,381	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	210,045
149,311	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	134,757
21,701	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	19,514
87,142	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	84,691
153,025	Federal Home Loan Mortgage Corp., Pool # J34888, 2.50%, due 07/01/31	144,979
446,750	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	420,992
66,288	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	60,483
145,318	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	132,590
406,009	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	370,972
158,224	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	144,193
94See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
381,431	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	353,641
41,327	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	37,277
279,799	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	252,845
354,930	Federal Home Loan Mortgage Corp., Pool # Q42618, 3.00%, due 08/01/46	308,075
52,857	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	47,503
156,839	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	140,955
499,398	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	450,521
25,505	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	22,984
11,405	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	10,621
46,717	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	43,517
41,452	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	39,743
160,399	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	148,951
123,899	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	115,204
1,123,049	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	968,902
701,102	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	603,561
491,562	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	423,325
186,191	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	160,199
1,261,306	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	988,839
246,813	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	202,520
1,270,512	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,008,105
781,754	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	643,410
397,090	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	326,819
435,923	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	374,164
1,086,977	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	928,736
727,084	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	672,996
62,738	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	58,152
684,162	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	666,134
1,848,129	Federal Home Loan Mortgage Corp., Pool # QN1779, 2.50%, due 03/01/35	1,692,439
222,735	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	192,276
1,454,019	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,254,733
836,826	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	720,569
2,910,218	Federal Home Loan Mortgage Corp., Pool # RA2017, 3.50%, due 01/01/50	2,607,775
394,007	Federal Home Loan Mortgage Corp., Pool # RA2572, 3.50%, due 05/01/50	353,620
594,899	Federal Home Loan Mortgage Corp., Pool # RA3206, 2.00%, due 08/01/50	469,802
913,219	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	778,540
289,450	Federal Home Loan Mortgage Corp., Pool # RA6432, 2.50%, due 12/01/51	239,688
1,459,606	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,300,970
556,638	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	496,353
2,862,495	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,347,964
3,456,000	Federal Home Loan Mortgage Corp., Pool # RA7195, 3.50%, due 04/01/52	3,077,583
2,568,000	Federal Home Loan Mortgage Corp., Pool # RA7211, 4.00%, due 04/01/52	2,353,187
1,882,623	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,728,964
1,905,089	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,745,583
2,590,464	Federal Home Loan Mortgage Corp., Pool # RA7787, 5.00%, due 08/01/52	2,515,638
3,546,085	Federal Home Loan Mortgage Corp., Pool # RA7881, 5.00%, due 09/01/52	3,435,087
1,958,631	Federal Home Loan Mortgage Corp., Pool # RA8731, 5.00%, due 04/01/53	1,896,389
1,188,408	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,149,904
1,653,730	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,380,660
1,168,028	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,038,782
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,902,114	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,583,127
2,155,580	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	2,025,316
253,699	Federal Home Loan Mortgage Corp., Pool # SB8088, 1.50%, due 02/01/36	218,985
286,261	Federal Home Loan Mortgage Corp., Pool # SB8106, 1.50%, due 06/01/36	246,544
365,017	Federal Home Loan Mortgage Corp., Pool # SB8166, 3.50%, due 06/01/37	345,246
219,268	Federal Home Loan Mortgage Corp., Pool # SB8178, 4.00%, due 09/01/37	210,584
281,022	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	274,979
1,436,867	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,407,737
369,115	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	361,636
999,907	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	918,143
374,326	Federal Home Loan Mortgage Corp., Pool # SB8510, 2.00%, due 02/01/36	332,237
2,834,709	Federal Home Loan Mortgage Corp., Pool # SD0436, 2.50%, due 09/01/50	2,332,984
1,557,772	Federal Home Loan Mortgage Corp., Pool # SD0499, 3.00%, due 08/01/50	1,347,151
1,108,575	Federal Home Loan Mortgage Corp., Pool # SD0619, 4.00%, due 07/01/50	1,026,840
939,338	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	776,361
403,865	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	347,175
405,081	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	347,346
554,997	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	524,930
2,822,458	Federal Home Loan Mortgage Corp., Pool # SD1217, 2.00%, due 03/01/52	2,227,279
2,868,533	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,702,733
2,022,127	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,966,671
1,538,736	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,412,456
1,304,139	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,228,733
323,927	Federal Home Loan Mortgage Corp., Pool # SD1454, 4.50%, due 08/01/52	307,542
1,625,239	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,539,108
2,494,224	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,315,645
1,222,974	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,186,604
916,899	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	870,503
854,076	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	807,811
906,204	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	879,255
501,026	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	473,871
3,516,349	Federal Home Loan Mortgage Corp., Pool # SD1809, 4.50%, due 09/01/52	3,313,021
652,905	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	633,480
441,292	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	428,546
733,968	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	712,141
888,445	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	864,071
3,092,139	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	3,079,256
2,227,837	Federal Home Loan Mortgage Corp., Pool # SD2221, 3.00%, due 06/01/52	1,904,625
444,732	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	420,626
1,611,579	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,560,789
1,508,014	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,389,637
2,810,840	Federal Home Loan Mortgage Corp., Pool # SD2666, 5.00%, due 03/01/53	2,723,116
419,716	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	398,487
3,407,593	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,299,667
1,634,129	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,547,372
363,994	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	362,554
797,749	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	776,306
2,762,548	Federal Home Loan Mortgage Corp., Pool # SD3401, 5.00%, due 07/01/53	2,682,310
402,649	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	399,779
96See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
986,943	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	957,020
481,517	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	444,329
1,416,151	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,344,408
1,886,469	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,785,574
1,222,457	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,188,079
321,715	Federal Home Loan Mortgage Corp., Pool # SD3662, 5.50%, due 08/01/53	319,862
1,847,005	Federal Home Loan Mortgage Corp., Pool # SD3689, 5.50%, due 08/01/53	1,835,666
837,650	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	767,722
1,958,276	Federal Home Loan Mortgage Corp., Pool # SD4188, 5.50%, due 10/01/53	1,966,124
2,220,189	Federal Home Loan Mortgage Corp., Pool # SD4220, 5.00%, due 09/01/53	2,150,899
985,187	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	878,733
3,044,086	Federal Home Loan Mortgage Corp., Pool # SD4287, 4.50%, due 09/01/53	2,903,398
1,070,179	Federal Home Loan Mortgage Corp., Pool # SD4363, 5.50%, due 09/01/53	1,066,792
3,171,154	Federal Home Loan Mortgage Corp., Pool # SD4436, 4.00%, due 07/01/49	2,940,938
1,079,189	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	961,952
531,196	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	486,793
504,382	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	449,309
543,939	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	499,337
3,965,005	Federal Home Loan Mortgage Corp., Pool # SD5061, 5.50%, due 03/01/54	3,970,621
1,277,926	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,135,609
922,041	Federal Home Loan Mortgage Corp., Pool # SD5100, 4.00%, due 10/01/52	845,167
379,328	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	326,801
3,487,510	Federal Home Loan Mortgage Corp., Pool # SD5191, 5.50%, due 03/01/54	3,479,188
812,906	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	808,233
1,424,357	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,379,906
646,705	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	575,901
2,866,589	Federal Home Loan Mortgage Corp., Pool # SD6632, 4.00%, due 12/01/52	2,631,550
728,441	Federal Home Loan Mortgage Corp., Pool # SD6698, 5.00%, due 11/01/54	704,612
2,748,461	Federal Home Loan Mortgage Corp., Pool # SD6850, 5.50%, due 11/01/54	2,721,984
4,478,955	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,721,096
10,607,720	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	8,781,402
2,813,530	Federal Home Loan Mortgage Corp., Pool # SD7544, 3.00%, due 07/01/51	2,434,748
2,266,048	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,876,549
1,566,634	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,351,381
4,614,677	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	3,810,832
1,888,384	Federal Home Loan Mortgage Corp., Pool # SD7557, 4.50%, due 12/01/52	1,800,337
3,778,190	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,604,535
2,302,107	Federal Home Loan Mortgage Corp., Pool # SD7568, 5.50%, due 02/01/54	2,296,427
2,399	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,157
891,224	Federal Home Loan Mortgage Corp., Pool # SD8075, 3.50%, due 07/01/50	799,455
3,928,618	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,086,409
731,479	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	542,545
354,580	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	278,289
512,214	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	402,167
2,463,214	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,923,956
1,050,907	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	820,332
31,534	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	24,724
3,154,451	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,588,934
1,929,906	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	1,512,490
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,916,221	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,396,348
919,897	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	757,678
1,587,017	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,302,700
1,275,045	Federal Home Loan Mortgage Corp., Pool # SD8193, 2.00%, due 02/01/52	994,705
2,709,444	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,483,250
996,500	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	938,312
409,643	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	412,575
3,681,430	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,555,159
1,348,356	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,332,219
74,909	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	72,892
224,733	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	218,175
365,886	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	340,249
213,707	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	187,020
28,878	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	25,956
676,262	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	614,032
203,781	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	188,984
128,082	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	118,784
1,119,873	Federal Home Loan Mortgage Corp., Pool # ZS4763, 3.50%, due 04/01/48	1,005,113
3,530,924	Federal Home Loan Mortgage Corp., Pool # ZS7930, 3.00%, due 01/01/33	3,346,247
947,737	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	851,049
331,956	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	346,849
167,391	Federal Home Loan Mortgage Corp., Pool # ZT1748, 5.00%, due 01/01/49	164,709
323,238	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	278,960
11,287,561	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.32%, due 01/25/30(h) 144A	625,647
30,214	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	30,961
154,511	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	153,406
149,565	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	141,130
72,910	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	73,242
149,510	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	150,192
126,805	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	125,806
8,816	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	8,033
274,531	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	242,060
439,751	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	400,703
116,297	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	98,963
228,052	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	203,593
94,616	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	88,805
728,681	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	642,408
1,417,039	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,373,919
146,337	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	141,886
109,925	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	114,034
310,384	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	292,869
60,265	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	60,056
293,567	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	284,632
252,555	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	230,166
131,014	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	123,391
265,016	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	256,947
499,065	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	454,751
98See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
307,009	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	289,305
324,949	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	295,819
377,359	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	343,594
23,074	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	21,027
462,010	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	438,867
494,379	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	444,361
404,680	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	376,643
34,755	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	31,336
38,502	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	34,558
100,952	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	90,942
57,366	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	53,892
41,866	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	36,910
150,745	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	132,902
27,028	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	23,833
268,316	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	241,171
31,015	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	28,002
8,418	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	7,584
114,560	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	103,199
63,438	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	58,912
89,499	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	83,115
137,893	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	123,770
64,337	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	57,526
81,440	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	75,947
164,068	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	136,413
1,422,487	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,229,112
30,965	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	26,891
101,045	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	90,609
67,317	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	58,477
26,196	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	24,322
170,542	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	148,151
354,199	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	328,672
67,590	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	60,667
27,324	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	25,602
213,221	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	198,487
385,608	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	367,158
185,876	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	177,414
106,855	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	96,288
96,396	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	89,448
581,991	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	524,670
648,979	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	610,242
456,160	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	395,611
40,911	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	35,481
158,224	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	138,283
131,663	Federal National Mortgage Association, Pool # BM3286, 4.50%, due 11/01/47	126,674
315,913	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	283,549
237,253	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	232,974
118,012	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	106,492
640,032	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	594,315
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
410,692	Federal National Mortgage Association, Pool # BM4377, 6.61%, (1 yr. RFUCC Treasury + 1.88%), due 04/01/38(b)	425,618
8,250	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	7,405
2,638,783	Federal National Mortgage Association, Pool # BM4882, 4.50%, due 11/01/48	2,523,284
429,493	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	378,718
3,744,587	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	3,505,050
541,125	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	474,452
127,857	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	114,755
41,417	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	37,173
236,700	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	219,522
89,933	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	83,519
202,771	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	175,899
7,539	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	6,767
415,860	Federal National Mortgage Association, Pool # BM6482, 6.73%, (1 yr. RFUCC Treasury + 1.58%), due 04/01/47(b)	428,610
657,468	Federal National Mortgage Association, Pool # BN6216, 4.50%, due 03/01/49	631,151
171,321	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	153,760
7,750	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	6,673
332,928	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	299,412
193,760	Federal National Mortgage Association, Pool # BP2898, 4.00%, due 03/01/50	178,942
315,581	Federal National Mortgage Association, Pool # BP5462, 2.50%, due 06/01/50	261,892
257,701	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	221,606
1,239,846	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,022,182
618,612	Federal National Mortgage Association, Pool # BQ3132, 2.00%, due 10/01/50	494,837
430,807	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	357,513
872,416	Federal National Mortgage Association, Pool # BU8763, 3.00%, due 04/01/52	742,649
1,125,885	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	972,858
2,714,397	Federal National Mortgage Association, Pool # BW9918, 5.00%, due 10/01/52	2,631,058
715,849	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	685,848
422,002	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	378,854
266,768	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	239,439
11,505	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	10,670
223,997	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	207,459
594,706	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	582,730
387,531	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	329,785
29,007	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	25,017
435,696	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	370,768
503,998	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	452,337
311,509	Federal National Mortgage Association, Pool # CA5571, 4.00%, due 04/01/50	288,520
1,029,957	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	885,376
2,579,988	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	2,297,880
498,748	Federal National Mortgage Association, Pool # CA6871, 2.50%, due 08/01/35	456,563
1,100,929	Federal National Mortgage Association, Pool # CA6872, 2.50%, due 08/01/35	1,008,142
700,044	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	580,400
3,229,288	Federal National Mortgage Association, Pool # CA8062, 2.50%, due 12/01/50	2,664,840
840,407	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	658,971
5,180,624	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,299,593
1,246,297	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	979,817
1,531,155	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,396,397
100See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
482,658	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	398,207
411,094	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	338,979
1,084,010	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	922,867
408,641	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	365,446
741,590	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	610,444
1,950,277	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,793,545
667,132	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	592,989
1,541,194	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,365,933
933,965	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	856,243
2,177,117	Federal National Mortgage Association, Pool # CB3856, 4.00%, due 06/01/52	1,998,778
974,543	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	923,026
677,200	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	620,594
3,427,425	Federal National Mortgage Association, Pool # CB4025, 4.50%, due 07/01/52	3,257,607
401,047	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	379,374
738,046	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	715,299
747,531	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	686,238
1,470,190	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,384,366
842,082	Federal National Mortgage Association, Pool # CB4167, 5.00%, due 07/01/52	820,348
982,618	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	926,513
1,141,629	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,075,981
1,972,721	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,886,220
4,658,604	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,548,184
1,431,607	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,349,483
1,839,244	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,733,544
468,722	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	441,933
346,429	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	335,511
1,709,673	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,664,113
1,410,016	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,369,307
2,146,824	Federal National Mortgage Association, Pool # CB6899, 5.00%, due 08/01/53	2,103,243
2,968,200	Federal National Mortgage Association, Pool # CB7336, 5.50%, due 10/01/53	2,934,042
566,556	Federal National Mortgage Association, Pool # CB9463, 5.00%, due 11/01/54	551,813
638,756	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	553,319
167,132	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	150,008
155,594	Federal National Mortgage Association, Pool # FM1266, 5.00%, due 07/01/49	153,134
125,834	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	109,078
490,933	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	427,241
493,088	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	426,570
265,266	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	231,208
362,494	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	308,477
259,331	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	223,734
2,560,732	Federal National Mortgage Association, Pool # FM2217, 3.00%, due 03/01/47	2,258,031
1,673,566	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,475,712
693,125	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	642,484
324,860	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	300,888
348,220	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	311,189
474,973	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	460,544
800,131	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	712,259
321,679	Federal National Mortgage Association, Pool # FM2674, 4.00%, due 03/01/50	297,940
1,040,458	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	885,412
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,139,947	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	1,023,113
637,524	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	529,061
2,577,430	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	2,043,713
1,089,452	Federal National Mortgage Association, Pool # FM4947, 2.00%, due 12/01/50	861,269
25,751	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	23,872
750,471	Federal National Mortgage Association, Pool # FM5996, 4.50%, due 03/01/49	715,991
745,427	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	669,094
560,988	Federal National Mortgage Association, Pool # FM6273, 3.00%, due 12/01/34	535,090
1,802,481	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,428,714
712,399	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	656,295
669,778	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	621,733
248,854	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	212,265
1,012,982	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	939,569
1,652,082	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,528,543
525,922	Federal National Mortgage Association, Pool # FM8161, 2.50%, due 08/01/51	434,792
1,648,747	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,527,142
1,117,729	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	1,050,442
807,598	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	667,025
1,342,900	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,245,585
4,344,386	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,593,690
2,889,876	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,277,597
1,260,943	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,122,526
353,717	Federal National Mortgage Association, Pool # FM9468, 2.50%, due 11/01/51	292,556
969,526	Federal National Mortgage Association, Pool # FM9631, 3.00%, due 11/01/51	835,543
1,083,375	Federal National Mortgage Association, Pool # FM9674, 3.50%, due 06/01/49	972,483
887,259	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	733,911
3,574,229	Federal National Mortgage Association, Pool # FM9728, 2.50%, due 11/01/51	2,945,232
509,393	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	470,666
1,268,192	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,135,818
950,631	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	786,292
1,011,609	Federal National Mortgage Association, Pool # FS0065, 4.50%, due 12/01/50	964,923
1,031,916	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	849,508
2,098,852	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,793,743
111,918	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	103,759
1,940,888	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,664,792
365,893	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	311,655
1,199,245	Federal National Mortgage Association, Pool # FS1101, 2.00%, due 07/01/51	942,218
427,007	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	363,378
674,568	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	599,283
1,224,616	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,046,586
500,595	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	448,460
377,138	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	325,254
2,376,479	Federal National Mortgage Association, Pool # FS1443, 3.50%, due 04/01/52	2,110,859
1,187,730	Federal National Mortgage Association, Pool # FS1590, 2.50%, due 04/01/52	977,698
302,429	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	280,474
480,636	Federal National Mortgage Association, Pool # FS1624, 2.50%, due 10/01/51	396,917
208,861	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	191,917
2,618,449	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,155,750
1,223,848	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,134,998
102See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,232,336	Federal National Mortgage Association, Pool # FS2167, 4.50%, due 06/01/52	2,111,437
1,012,945	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	939,094
2,249,156	Federal National Mortgage Association, Pool # FS2238, 4.00%, due 03/01/51	2,084,917
69,537	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	64,459
251,127	Federal National Mortgage Association, Pool # FS2415, 4.50%, due 08/01/52	238,463
3,812,862	Federal National Mortgage Association, Pool # FS2616, 5.00%, due 08/01/52	3,711,255
1,537,418	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,463,000
973,278	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	910,872
453,285	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	431,344
154,859	Federal National Mortgage Association, Pool # FS3045, 5.00%, due 10/01/52	149,966
595,120	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	546,516
588,291	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	556,429
618,355	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	585,608
473,455	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	463,275
304,034	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	297,871
965,838	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	960,460
582,259	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	582,835
881,053	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	855,617
206,210	Federal National Mortgage Association, Pool # FS3433, 5.50%, due 12/01/52	205,287
1,731,946	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,640,225
3,583,993	Federal National Mortgage Association, Pool # FS3669, 4.00%, due 03/01/46	3,381,812
1,205,236	Federal National Mortgage Association, Pool # FS3811, 4.50%, due 12/01/52	1,139,966
2,009,728	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,940,768
1,116,545	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,055,943
1,267,186	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,163,561
852,869	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	733,738
372,418	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	353,589
1,754,947	Federal National Mortgage Association, Pool # FS5284, 3.50%, due 09/01/50	1,572,981
1,185,958	Federal National Mortgage Association, Pool # FS5373, 2.00%, due 04/01/37	1,054,637
2,342,789	Federal National Mortgage Association, Pool # FS5397, 5.00%, due 07/01/53	2,277,856
322,914	Federal National Mortgage Association, Pool # FS5590, 5.50%, due 07/01/53	322,091
2,719,190	Federal National Mortgage Association, Pool # FS5625, 5.00%, due 08/01/53	2,653,921
913,999	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	908,117
1,462,168	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,147,979
1,668,811	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,529,845
2,121,163	Federal National Mortgage Association, Pool # FS6146, 4.00%, due 05/01/53	1,947,237
438,216	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	401,678
1,448,234	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,291,708
2,348,125	Federal National Mortgage Association, Pool # FS6485, 3.00%, due 12/01/51	2,022,232
410,951	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	353,948
727,449	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	725,146
642,845	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	610,428
923,800	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	822,934
2,013,134	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,813,910
642,345	Federal National Mortgage Association, Pool # FS7532, 5.50%, due 03/01/54	636,633
2,905,646	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,408,999
1,053,770	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	1,047,699
1,197,159	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	1,100,038
3,520,714	Federal National Mortgage Association, Pool # FS8488, 3.00%, due 03/01/52	3,012,104
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
972,268	Federal National Mortgage Association, Pool # FS8914, 3.00%, due 07/01/52	835,723
64,182	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	55,735
97,148	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	81,125
15,491	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	14,373
2,295,005	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,989,396
1,396,187	Federal National Mortgage Association, Pool # MA2868, 2.50%, due 01/01/32	1,316,724
279,581	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	259,286
296,039	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	277,984
78,091	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	70,092
328,585	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	309,240
314,656	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	295,941
63,892	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	60,877
2,989,698	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,683,422
6,307,168	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,656,028
125,360	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	116,569
89,744	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	80,550
227,466	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	204,160
64,836	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	62,645
48,852	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	46,628
213,137	Federal National Mortgage Association, Pool # MA3414, 3.50%, due 07/01/48	191,823
69,383	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	62,272
54,809	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	50,761
558,281	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	479,416
3,605,446	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,104,951
114,960	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	98,830
295,218	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	276,284
660,383	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	519,157
2,218,147	Federal National Mortgage Association, Pool # MA4026, 4.00%, due 05/01/50	2,052,850
416,442	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	355,195
4,328,692	Federal National Mortgage Association, Pool # MA4099, 2.50%, due 08/01/35	3,955,822
114,792	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	94,391
1,463,710	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,149,544
956,423	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	783,781
383,827	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	284,042
296,584	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	248,080
695,274	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	545,423
3,269,507	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,421,882
454,277	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	379,420
461,249	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	341,130
1,649,665	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,287,665
805,279	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	663,901
915,799	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	678,404
1,855,383	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,455,698
462,841	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	386,546
94,099	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	73,799
277,137	Federal National Mortgage Association, Pool # MA4302, 1.50%, due 04/01/36	239,214
207,309	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	162,554
8,699,874	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	6,820,340
1,391,190	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,143,461
104See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
382,467	Federal National Mortgage Association, Pool # MA4328, 1.50%, due 05/01/36	329,181
803,638	Federal National Mortgage Association, Pool # MA4329, 2.00%, due 05/01/36	712,731
257,888	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	215,323
298,144	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	244,948
693,680	Federal National Mortgage Association, Pool # MA4359, 1.50%, due 06/01/36	598,329
1,921,082	Federal National Mortgage Association, Pool # MA4361, 2.50%, due 06/01/36	1,749,642
372,735	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	319,310
1,460,339	Federal National Mortgage Association, Pool # MA4382, 1.50%, due 07/01/36	1,253,260
414,838	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	339,840
2,336,671	Federal National Mortgage Association, Pool # MA4414, 2.50%, due 09/01/51	1,923,510
712,985	Federal National Mortgage Association, Pool # MA4418, 2.00%, due 09/01/36	631,751
1,930,570	Federal National Mortgage Association, Pool # MA4466, 2.50%, due 11/01/51	1,582,579
2,139,505	Federal National Mortgage Association, Pool # MA4497, 2.00%, due 12/01/36	1,893,427
898,144	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	764,818
1,782,891	Federal National Mortgage Association, Pool # MA4564, 3.00%, due 03/01/52	1,516,443
542,515	Federal National Mortgage Association, Pool # MA4579, 3.00%, due 04/01/52	461,431
3,422,546	Federal National Mortgage Association, Pool # MA4599, 3.00%, due 05/01/52	2,912,031
434,112	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	384,764
1,352,393	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,237,402
2,502,946	Federal National Mortgage Association, Pool # MA4624, 3.00%, due 06/01/52	2,127,858
1,159,176	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,062,409
924,831	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	871,650
819,795	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	793,958
3,038,883	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	2,864,239
985,282	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	954,153
1,874,656	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,815,140
1,709,483	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,720,316
1,391,093	Federal National Mortgage Association, Pool # MA4918, 5.00%, due 02/01/53	1,346,711
4,243,669	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	4,191,536
14,612,637	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53(j)	14,450,688
442,184	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	444,909
1,458,235	Federal National Mortgage Association, Pool # MA5190, 5.50%, due 11/01/53	1,440,592
387,713	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	391,256
1,383	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	1,416
105,144	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	102,185
19,919	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	19,352
117,703	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	111,549
110,514	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	104,738
278,632	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	270,586
432,267	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	419,784
220,087	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	206,776
16,683	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	14,842
1,459,644	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,367,804
155,564	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	150,863
2,646,135	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,211,862
368,399	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	346,830
90,957	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	79,609
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
606,173	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	549,521
325,732	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	295,288
164,188	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	149,990
24,537	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	21,795
110,014	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	100,506
62,362	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	55,375
211,748	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	187,959
169,965	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	155,292
35,537	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	31,478
115,887	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	109,348
51,691	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	45,807
106,605	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	96,912
86,028	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	80,733
77,654	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	68,670
180,022	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	163,173
72,639	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	68,234
107,851	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	101,344
204,332	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	197,425
177,241	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	156,079
338,708	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	306,425
250,844	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	220,788
405,068	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	356,321
1,219,262	Government National Mortgage Association, Pool # MA4003, 3.00%, due 10/20/46	1,070,327
117,226	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	106,052
68,854	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	66,527
61,104	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	52,014
96,167	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	89,973
151,235	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	132,972
141,991	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	128,456
362,394	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	338,507
103,093	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	96,272
415,383	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	374,901
48,641	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	46,731
17,092	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	16,421
202,191	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	188,635
115,345	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	104,126
117,834	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	109,879
95,695	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	91,775
40,705	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	40,131
69,719	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	62,950
65,378	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	60,917
231,176	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	203,036
904,071	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	842,241
455,233	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	398,262
3,771,706	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,403,013
163,997	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	143,046
380,811	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	331,963
76,314	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	70,958
2,060,150	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,729,100
106See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
48,580	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	40,704
5,341,591	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	4,275,468
222,807	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	186,728
169,766	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	142,240
1,871,565	Government National Mortgage Association, Pool # MA7135, 2.00%, due 01/20/51	1,497,966
327,883	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	262,545
1,785,743	Government National Mortgage Association, Pool # MA7312, 2.50%, due 04/20/51	1,492,393
332,552	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	278,150
1,182,458	Government National Mortgage Association, Pool # MA7471, 2.00%, due 07/20/51	946,394
2,909,354	Government National Mortgage Association, Pool # MA7472, 2.50%, due 07/20/51	2,431,393
1,674,719	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	1,399,581
1,645,603	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,428,463
378,869	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	328,692
1,567,243	Government National Mortgage Association, Pool # MA7829, 3.50%, due 01/20/52	1,402,744
2,449,988	Government National Mortgage Association, Pool # MA7883, 3.50%, due 02/20/52	2,190,581
1,723,403	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,540,922
897,255	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	827,012
1,707,478	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,573,795
2,592,526	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,391,158
1,606,153	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,599,680
2,948,461	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,466,581
1,330,611	Government National Mortgage Association, Pool # MA8644, 3.50%, due 02/20/53	1,195,574
1,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	813,987
4,500,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/55	4,342,194
1,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 02/01/55	985,865
3,000,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 02/01/55	3,012,796
		581,073,917
	Municipal Obligations — 0.7%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	57,407
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	375,699
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,383,970
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,178,560
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(f)	77,306
1,205,000	Empire State Development Corp., 5.77%, due 03/15/39	1,217,605
337,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	249,977
924,242	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	913,438
280,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	269,370
456,000	Michigan State University, 4.17%, due 08/15/22(f)	336,517
343,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	366,411
885,000	State of California, 7.50%, due 04/01/34	1,010,691
655,000	State of California, 7.55%, due 04/01/39	775,247
935,000	State of Connecticut, 3.98%, due 06/15/29	909,296
1,785,000	State of Connecticut, 4.51%, due 05/15/28	1,781,195
1,690,000	University of Michigan, 4.45%, due 04/01/22(f)	1,328,503
940,000	University of Virginia, 2.26%, due 09/01/50	543,485
595,000	University of Virginia, 2.58%, due 11/01/51	362,933
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Municipal Obligations — continued
185,000		University of Virginia, 4.18%, due 09/01/17(f)	138,769
			13,276,379
		Sovereign Debt Obligations — 0.3%
200,000		Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	170,180
800,000		Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	814,865
760,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	737,770
200,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	191,104
205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	204,004
700,000		Mexico Government International Bonds, 6.75%, due 09/27/34	711,426
1,130,000		Oman Government International Bonds, 4.75%, due 06/15/26 144A	1,119,599
340,000		Province of Alberta, 1.30%, due 07/22/30	284,247
175,000		Province of Alberta, 3.30%, due 03/15/28	168,922
100,000		Province of Manitoba, 2.13%, due 06/22/26	96,715
220,000		Province of Quebec, 2.75%, due 04/12/27	212,103
1,070,000	EUR	Serbia International Bonds, 3.13%, due 05/15/27(g) 144A	1,092,910
300,000		Serbia International Bonds, 6.00%, due 06/12/34 144A	295,503
			6,099,348
		U.S. Government and Agency Obligations — 18.9%
75,000		Federal National Mortgage Association, 0.88%, due 08/05/30	61,954
310,000		Federal National Mortgage Association, 4.40%, due 03/17/31(i)	232,118
545,000		Federal National Mortgage Association, 6.63%, due 11/15/30	604,293
150,000		Tennessee Valley Authority, 1.50%, due 09/15/31	122,846
60,000		Tennessee Valley Authority, 7.13%, due 05/01/30	67,324
95,000		Tennessee Valley Authority Generic STRIPS, 4.79%, due 07/15/34(i)	58,842
19,815,000		U.S. Treasury Bonds, 1.63%, due 11/15/50	10,357,208
635,000		U.S. Treasury Bonds, 2.00%, due 02/15/50	369,553
1,380,000		U.S. Treasury Bonds, 2.25%, due 08/15/49	856,301
9,640,000		U.S. Treasury Bonds, 2.38%, due 02/15/42	6,873,960
8,675,000		U.S. Treasury Bonds, 2.38%, due 11/15/49	5,523,874
3,335,000		U.S. Treasury Bonds, 2.38%, due 05/15/51	2,101,766
3,205,000		U.S. Treasury Bonds, 3.00%, due 11/15/44	2,436,176
22,250,000		U.S. Treasury Bonds, 3.00%, due 02/15/49(k)	16,219,902
4,586,000		U.S. Treasury Bonds, 3.00%, due 08/15/52	3,297,441
6,956,000		U.S. Treasury Bonds, 3.38%, due 08/15/42	5,750,384
1,954,000		U.S. Treasury Bonds, 3.38%, due 11/15/48	1,529,043
11,905,000		U.S. Treasury Bonds, 3.63%, due 08/15/43	10,099,253
9,530,000		U.S. Treasury Bonds, 3.63%, due 05/15/53	7,763,227
5,090,000		U.S. Treasury Bonds, 3.88%, due 05/15/43	4,486,457
15,096,000		U.S. Treasury Bonds, 4.00%, due 11/15/42	13,602,911
7,150,000		U.S. Treasury Bonds, 4.00%, due 11/15/52	6,240,609
21,911,000		U.S. Treasury Bonds, 4.25%, due 02/15/54	20,029,735
17,010,000		U.S. Treasury Bonds, 4.25%, due 08/15/54	15,566,808
13,843,000		U.S. Treasury Bonds, 4.38%, due 08/15/43	13,044,324
24,970,000		U.S. Treasury Bonds, 4.50%, due 02/15/44	23,865,858
11,065,000		U.S. Treasury Bonds, 4.63%, due 05/15/44	10,741,695
20,281,000		U.S. Treasury Bonds, 4.63%, due 11/15/44	19,688,415
11,672,000		U.S. Treasury Bonds, 4.75%, due 11/15/43	11,540,234
108See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
1,975,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	1,957,796
3,809,400	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	3,461,097
8,901,000	U.S. Treasury Notes, 3.75%, due 08/15/27	8,788,347
7,300,000	U.S. Treasury Notes, 3.88%, due 08/15/33	6,950,684
10,235,000	U.S. Treasury Notes, 3.88%, due 08/15/34	9,683,270
27,062,000	U.S. Treasury Notes, 4.00%, due 07/31/29	26,635,985
4,303,000	U.S. Treasury Notes, 4.00%, due 02/15/34	4,121,635
16,546,000	U.S. Treasury Notes, 4.13%, due 11/30/29	16,358,565
21,969,000	U.S. Treasury Notes, 4.25%, due 11/15/34	21,404,328
11,527,000	U.S. Treasury Notes, 4.38%, due 12/31/29	11,520,246
6,746,100	U.S. Treasury Notes, 4.38%, due 12/31/31	6,751,897
36,526,000	U.S. Treasury Notes, 4.50%, due 12/31/31	36,557,376
6,988,000	U.S. Treasury Notes, 4.63%, due 04/30/29	7,055,696
2,765,000	U.S. Treasury STRIPS Coupon, 2.15%, due 02/15/40(i)	1,295,214
3,500,000	U.S. Treasury STRIPS Coupon, 2.50%, due 02/15/43(i)	1,403,687
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(i)(k)	892,736
2,695,000	U.S. Treasury STRIPS Coupon, 2.67%, due 11/15/40(i)	1,213,030
9,155,000	U.S. Treasury STRIPS Coupon, 3.13%, due 11/15/41(i)	3,908,381
2,185,000	U.S. Treasury STRIPS Coupon, 3.17%, due 05/15/42(i)	909,906
345,000	U.S. Treasury STRIPS Coupon, 4.38%, due 08/15/43(i)	134,956
85,000	U.S. Treasury STRIPS Coupon, 4.76%, due 05/15/38(i)	44,271
2,690,000	U.S. Treasury STRIPS Coupon, 4.86%, due 02/15/42(i)	1,134,394
		385,316,008
	TOTAL DEBT OBLIGATIONS (COST $2,090,285,943)	2,004,075,433

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(l)(m)	26,796
	TOTAL COMMON STOCK (COST $234,312)	26,796

Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.0%
	Mutual Fund - Securities Lending Collateral — 1.0%
19,487,578	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(n)(o)	19,487,578
	TOTAL SHORT-TERM INVESTMENT (COST $19,487,578)	19,487,578
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.6% (Cost $2,110,007,833)	2,023,589,807
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	TBA SALE COMMITMENTS — (0.1)%
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 01/01/55	(1,371,311)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $1,383,691)	(1,371,311)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.5% (Cost $2,108,624,142)	2,022,218,496
	Other Assets and Liabilities (net) — 0.5%	10,909,287
	NET ASSETS — 100.0%	$2,033,127,783

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2024.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)	All or a portion of this security is out on loan.
(e)	Security is perpetual and has no stated maturity date.
(f)	Year of maturity is greater than 2100.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Interest rate presented is yield to maturity.
(j)	All or a portion of this security is pledged for open futures collateral.
(k)	All or a portion of this security is pledged for open centrally cleared swaps collateral.
(l)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(m)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $26,796 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2024 was $234,312.

(n)	The rate disclosed is the 7-day net yield as of December 31, 2024.
(o)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $405,803,926 which represents 20.0% of net assets.

110See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	132,288	USD	136,931	01/10/25	JPMorgan Chase Bank N.A.	$92
USD	23,630,436	EUR	22,650,680	01/10/25	JPMorgan Chase Bank N.A.	168,928
						$169,020
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
2	U.S. Long Bond	Mar 2025	$227,688	$(3)
92	U.S. Treasury Note 10-Year	Mar 2025	10,005,000	(61,581)
248	U.S. Treasury Note 2-Year	Mar 2025	50,991,125	(6,954)
327	U.S. Treasury Note 5-Year	Mar 2025	34,761,633	(162,023)
59	U.S. Ultra 10-Year	Mar 2025	6,567,437	1,934
				$(228,627)
Sales
12	U.S. Ultra Bond	Mar 2025	$1,426,875	$53,295
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.81%	Annual	08/31/25	$—	USD	11,925,000	$(39,994)	$(39,994)
SOFR	Annual	4.70%	Annual	09/25/26	153	USD	830,000	(8,123)	(8,277)
SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(76,131)	(76,131)
SOFR	Annual	4.25%	Annual	05/13/29	(9,825)	USD	9,240,000	(73,899)	(64,074)
SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	502,142	(13,666)
4.50%	Annual	SOFR	Annual	05/13/27	5,534	USD	14,850,000	137,135	131,601
4.95%	Annual	SOFR	Annual	03/08/25	—	USD	3,816,000	3,284	3,284
5.09%	Annual	SOFR	Annual	03/10/25	—	USD	10,650,000	11,969	11,969
5.11%	Annual	SOFR	Annual	03/09/25	—	USD	4,664,000	5,430	5,430
5.11%	Annual	SOFR	Annual	05/17/25	—	USD	21,385,000	56,402	56,402
									$6,544
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
7,440,000	USD	12/20/29	1.00%	Quarterly	CDX.NA.IG.S43**	$(3,393)	$169,459	$166,066

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
112See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.6
Swaps	0.0*
Equities	0.0*
Futures Contracts	(0.0)*
TBA Sale Commitments	(0.1)
Forward Foreign Currency Contracts	(1.2)
Short-Term Investment	1.0
Other Assets and Liabilities (net)	1.7
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 85.6%
	Asset Backed Securities — 4.0%
220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.62% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	220,846
538,868	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 5.10% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	508,080
8,855,000	AGL CLO 35 Ltd., Series 2024-35A, Class A1, 5.85% (3 mo. USD Term SOFR + 1.34%), due 01/21/38(b) 144A	8,871,754
500,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class DR, 7.55% (3 mo. USD Term SOFR + 2.90%), due 01/17/32(b) 144A	501,996
830,000	AIMCO CLO 22 Ltd., Series 2024-22A, Class D, 8.02% (3 mo. USD Term SOFR + 3.40%), due 04/19/37(b) 144A	845,276
1,000,000	AMMC CLO 27 Ltd., Series 2022-27A, Class D, 10.63% (3 mo. USD Term SOFR + 6.01%), due 01/20/36(b) 144A	1,008,993
520,000	AMMC CLO 30 Ltd., Series 2024-30A, Class D, 9.16% (3 mo. USD Term SOFR + 4.50%), due 01/15/37(b) 144A	533,656
720,000	Apex Credit CLO Ltd., Series 2020-1A, Class DRR, 8.94% (3 mo. USD Term SOFR + 4.32%), due 04/20/35(b) 144A	724,119
420,000	Apidos CLO XXII Ltd., Series 2015-22A, Class DR, 11.63% (3 mo. USD Term SOFR + 7.01%), due 04/20/31(b) 144A	422,620
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.75% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	678,343
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	404,943
500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 7.98% (3 mo. USD Term SOFR + 3.36%), due 10/20/34(b) 144A	500,777
500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 9.55% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	506,433
550,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class D, 8.62% (3 mo. USD Term SOFR + 4.00%), due 04/20/34(b) 144A	552,257
1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 11.73% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	1,004,313
275,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 8.03% (3 mo. USD Term SOFR + 3.41%), due 04/20/31(b) 144A	275,977
415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.47% (3 mo. USD Term SOFR + 1.81%), due 07/15/32(b) 144A	415,888
700,000	Barings CLO Ltd., Series 2015-2A, Class DR, 7.83% (3 mo. USD Term SOFR + 3.21%), due 10/20/30(b) 144A	702,603
4,940,000	Battalion CLO XVI Ltd., Series 2019-16A, Class BR2, 6.19% (3 mo. USD Term SOFR + 1.75%), due 01/20/38(b) 144A	4,943,502
590,000	Birch Grove CLO Ltd., Series 19A, Class D1RR, 8.50% (3 mo. USD Term SOFR + 3.85%), due 07/17/37(b) 144A	606,194
760,000	Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 8.03% (3 mo. USD Term SOFR + 2.90%), due 10/20/37(b) 144A	768,784
850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 11.75% (3 mo. USD Term SOFR + 7.12%), due 07/25/34(b) 144A	855,937
280,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.33% (3 mo. USD Term SOFR + 6.67%), due 04/15/34(b) 144A	281,005
255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 6.62% (3 mo. USD Term SOFR + 1.96%), due 10/15/34(b) 144A	255,324
1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 6.41% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,477,723
510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 6.57% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	510,938
114See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,020,000	CBAM Ltd., Series 2018-6A, Class B2R, 7.02% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,022,466
370,000	CIFC Funding Ltd., Series 2017-3A, Class D1R, 8.32% (3 mo. USD Term SOFR + 3.70%), due 04/20/37(b) 144A	378,940
255,000	Clover CLO Ltd., Series 2019-1A, Class BR, 6.48% (3 mo. USD Term SOFR + 1.85%), due 04/18/35(b) 144A	255,379
900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 10.96% (3 mo. USD Term SOFR + 6.31%), due 01/16/32(b) 144A	888,907
350,000	Elmwood CLO XI Ltd., Series 2021-4A, Class B, 6.48% (3 mo. USD Term SOFR + 1.86%), due 10/20/34(b) 144A	350,561
500,000	Empower CLO Ltd., Series 2023-2A, Class C, 8.06% (3 mo. USD Term SOFR + 3.40%), due 07/15/36(b) 144A	506,465
68,857	Falcon Aerospace Ltd., Series 2017-1, 4.58%, due 02/15/42 144A	67,894
250,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class E, 12.05% (3 mo. USD Term SOFR + 7.39%), due 10/15/34(b) 144A	244,738
1,117,770	FS Rialto Issuer LLC, Series 2022-FL7, Class A, 7.29% (1 mo. USD Term SOFR + 2.90%), due 10/19/39(b) 144A	1,121,091
510,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, 7.46% (3 mo. USD Term SOFR + 2.95%), due 11/22/31(b) 144A	511,687
500,000	Gallatin Funding Ltd., Series 2023-1A, Class C1, 8.51% (3 mo. USD Term SOFR + 3.85%), due 10/14/35(b) 144A	504,176
1,060,000	Generate CLO 7 Ltd., Series 7A, Class BR, 6.83% (3 mo. USD Term SOFR + 2.20%), due 04/22/37(b) 144A	1,073,048
250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 9.87% (3 mo. USD Term SOFR + 5.21%), due 04/15/31(b) 144A	251,157
630,000	Greystone CRE Notes, Series 2024-HC3, Class D, 9.73% (1 mo. USD Term SOFR + 5.33%), due 03/15/41(b) 144A	635,458
250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 8.56% (3 mo. USD Term SOFR + 3.91%), due 04/17/34(b) 144A	251,038
255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 6.51% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	255,327
750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 10.63% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	753,676
38,693	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.99% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	36,762
840,000	Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, 8.88% (3 mo. USD Term SOFR + 4.26%), due 04/28/37(b) 144A	863,992
730,000	Katayma CLO II Ltd., Series 2024-2A, Class D, 9.12% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	747,180
853,053	KREF Ltd., Series 2022-FL3, Class A, 5.82% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	857,397
134,824	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.73% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	131,206
250,000	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class B, 6.33% (3 mo. USD Term SOFR + 1.71%), due 04/19/33(b) 144A	250,534
780,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, 7.57% (3 mo. USD Term SOFR + 2.95%), due 10/20/29(b) 144A	783,434
650,000	Magnetite XII Ltd., Series 2015-12A, Class ER, 10.60% (3 mo. USD Term SOFR + 5.94%), due 10/15/31(b) 144A	653,291
550,000	Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.56% (3 mo. USD Term SOFR + 2.90%), due 07/15/36(b) 144A	555,254
1,435,000	Magnetite XXIV Ltd., Series 2019-24A, Class BR, 6.41% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,439,632
360,996	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	331,531
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
437,641	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	361,349
554,669	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.74% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	528,303
341,137	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	330,432
1,346,025	Neighborly Issuer LLC, Series 2023-1A, Class A2, 7.31%, due 01/30/53 144A	1,368,678
750,000	Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, 7.81% (3 mo. USD Term SOFR + 3.16%), due 10/16/33(b) 144A	753,460
500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 6.72% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	500,958
480,000	Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class E, 10.91% (3 mo. USD Term SOFR + 6.26%), due 10/16/34(b) 144A	482,949
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 7.47% (3 mo. USD Term SOFR + 2.81%), due 10/15/34(b) 144A	701,198
750,000	Ocean Trails CLO IX, Series 2020-9A, Class DR, 8.67% (3 mo. USD Term SOFR + 4.01%), due 10/15/34(b) 144A	752,956
620,000	Ocean Trails CLO XII Ltd., Series 2022-12A, Class D1R, 8.12% (3 mo. USD Term SOFR + 3.50%), due 07/20/35(b) 144A	623,360
1,285,000	OCP CLO Ltd., Series 2015-9A, Class BR2, 6.40% (3 mo. USD Term SOFR + 1.75%), due 01/15/33(b) 144A	1,286,372
630,000	OCP CLO Ltd., Series 2016-11A, Class DR2, 8.32% (3 mo. USD Term SOFR + 3.70%), due 04/26/36(b) 144A	635,495
990,000	OCP CLO Ltd., Series 2023-27A, Class DR, 8.00% (3 mo. USD Term SOFR + 3.35%), due 07/16/35(b) 144A	998,046
325,000	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 7.48% (3 mo. USD Term SOFR + 2.86%), due 01/20/31(b) 144A	325,447
275,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 6.48% (3 mo. USD Term SOFR + 1.86%), due 04/21/34(b) 144A	275,014
500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 5.92% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	501,048
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 5.38% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	711,795
300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 6.57% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	300,468
250,000	Palmer Square Loan Funding Ltd., Series 2021-2A, Class B, 6.18% (3 mo. USD Term SOFR + 1.66%), due 05/20/29(b) 144A	250,625
990,000	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 7.66% (3 mo. USD Term SOFR + 3.00%), due 04/15/31(b) 144A	992,621
1,030,000	Palmer Square Loan Funding Ltd., Series 2024-1A, Class B, 6.91% (3 mo. USD Term SOFR + 1.80%), due 10/15/32(b) 144A	1,031,340
250,000	Parallel Ltd., Series 2017-1A, Class CR, 6.88% (3 mo. USD Term SOFR + 2.26%), due 07/20/29(b) 144A	250,328
575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 6.67% (3 mo. USD Term SOFR + 2.01%), due 07/15/34(b) 144A	576,643
390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 10.88% (3 mo. USD Term SOFR + 6.26%), due 10/20/34(b) 144A	393,171
1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 6.77% (3 mo. USD Term SOFR + 2.11%), due 07/15/31(b) 144A	1,007,406
520,000	Rad CLO 21 Ltd., Series 2023-21A, Class D, 9.03% (3 mo. USD Term SOFR + 4.40%), due 01/25/33(b) 144A	521,515
793,844	Renew, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	759,797
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 5.07% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,123,549
116See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
763,151	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 5.88% (3 mo. USD Term SOFR + 1.36%), due 05/20/31(b) 144A	764,181
325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class BR, 6.29% (3 mo. USD Term SOFR + 1.85%), due 01/15/38(b) 144A	325,462
720,000	RR 18 Ltd., Series 2021-18A, Class D, 11.17% (3 mo. USD Term SOFR + 6.51%), due 10/15/34(b) 144A	725,597
1,076,183	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class D, 7.48%, due 06/20/41 144A	1,080,727
515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 7.78% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	516,536
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.30%, due 06/15/32(c)	49,547
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(c)	49,056
259,302	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	232,359
1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,499,339
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,244,340
407,119	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	389,765
1,000,000	Symphony CLO XXV Ltd., Series 2021-25A, Class D, 8.48% (3 mo. USD Term SOFR + 3.86%), due 04/19/34(b) 144A	1,002,538
790,000	Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, 7.57% (3 mo. USD Term SOFR + 2.95%), due 01/20/35(b) 144A	792,326
1,190,000	Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 8.93% (3 mo. USD Term SOFR + 4.30%), due 04/18/37(b) 144A	1,220,006
500,000	Venture 43 CLO Ltd., Series 2021-43A, Class D, 8.39% (3 mo. USD Term SOFR + 3.73%), due 04/15/34(b) 144A	500,848
660,000	Voya CLO Ltd., Series 2017-2A, Class A2AR, 6.57% (3 mo. USD Term SOFR + 1.91%), due 06/07/30(b) 144A	661,849
260,000	Voya CLO Ltd., Series 2017-3A, Class DR, 11.83% (3 mo. USD Term SOFR + 7.21%), due 04/20/34(b) 144A	261,556
690,000	Warwick Capital CLO 3 Ltd., Series 2024-3A, Class D, 9.12% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	705,278
250,000	Wind River CLO Ltd., Series 2021-4A, Class B, 6.53% (3 mo. USD Term SOFR + 1.91%), due 01/20/35(b) 144A	250,401
		74,716,536
	Bank Loans — 0.2%
763,886	Allen Media LLC, 2021 Term Loan B, 9.98% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	504,484
1,268,285	Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(d)(e)	1,200,559
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 11.36% (1 mo. USD Term SOFR + 7.00%), due 02/19/29(b)	754,468
502,920	LIDS Holdings, Inc., Term Loan, 10.00% (3 mo. USD Term SOFR + 5.50%), due 12/14/26(b)	499,148
777,939	MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.03% (3 mo. USD Term SOFR + 4.25%), due 09/01/28(b)	665,138
1,921	MRI Software LLC, 2020 Term Loan B, 9.08% (3 mo. USD Term SOFR + 4.75%), due 02/10/27(b)	1,921
532,106	Sonrava Health Holdings LLC, 2024 PIK 2nd Out Term Loan Tranche A, 6.00% (3 mo. USD Term SOFR + 1.00%), due 08/18/28(b)	229,027
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
445,421	Vericast Corp., 2024 Extended Term Loan, 12.08% (3 mo. USD Term SOFR + 7.75%), due 06/15/30(b)	425,377
		4,280,122
	Convertible Debt — 0.6%
220,000	Axon Enterprise, Inc., 0.50%, due 12/15/27	574,206
170,000	Booking Holdings, Inc., 0.75%, due 05/01/25	449,214
235,000	Carnival Corp., 5.75%, due 12/01/27	473,848
400,000	Coinbase Global, Inc., 0.25%, due 04/01/30 144A	427,027
990,000	DraftKings Holdings, Inc., 4.69%, due 03/15/28(f)	847,440
581,015	EchoStar Corp., 3.88%, due 11/30/30	612,555
195,000	Freshpet, Inc., 3.00%, due 04/01/28	431,632
76,000	Gannett Co., Inc., 6.00%, due 12/01/27 144A	91,985
270,000	Guidewire Software, Inc., 1.25%, due 03/15/25	399,870
110,000	Insulet Corp., 0.38%, due 09/01/26	139,431
185,000	InterDigital, Inc., 3.50%, due 06/01/27	465,714
410,000	Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27	502,199
410,000	Lyft, Inc., 0.63%, due 03/01/29 144A	394,358
435,000	MACOM Technology Solutions Holdings, Inc., due 12/15/29 144A	434,782
445,000	MKS Instruments, Inc., 1.25%, due 06/01/30 144A	432,985
840,000	Multiplan Corp., 6.00%, (6.00% Cash or 7.00% PIK), due 10/15/27 144A	567,000
370,000	Sea Ltd., 2.38%, due 12/01/25	469,160
330,000	Seagate HDD Cayman, 3.50%, due 06/01/28	397,815
2,230,000	Stem, Inc., 0.50%, due 12/01/28 144A	635,550
375,000	Uber Technologies, Inc., 0.88%, due 12/01/28	414,375
300,000	Welltower OP LLC, 2.75%, due 05/15/28 144A	407,550
300,000	Western Digital Corp., 3.00%, due 11/15/28	399,000
435,000	Workiva, Inc., 1.25%, due 08/15/28	462,079
		10,429,775
	Corporate Debt — 36.1%
290,000	ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	289,128
2,800,000	ABN AMRO Bank NV, 5.52% (1 yr. CMT + 1.25%), due 12/03/35(b) 144A	2,740,787
1,200,000	ABN AMRO Bank NV, 6.34% (1 yr. CMT + 1.65%), due 09/18/27(b) 144A	1,226,817
2,820,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47(g)	2,485,872
1,205,000	Adani Ports & Special Economic Zone Ltd., 4.38%, due 07/03/29(g)	1,038,172
700,000	Adani Ports & Special Economic Zone Ltd., 5.00%, due 08/02/41 144A	521,984
1,128,838	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, 4.63%, due 10/15/39(g)	830,121
355,000	Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	348,599
10,000	Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	9,865
1,450,000	Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,456,703
730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	636,467
630,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% (5 yr. CMT + 2.72%), due 03/10/55(b)	649,089
2,245,000	AES Corp., 6.95% (5 yr. CMT + 2.89%), due 07/15/55(b)	2,197,145
1,095,133	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	959,085
610,000	Air Canada, 3.88%, due 08/15/26 144A	593,152
1,495,000	Akbank TAS, 6.80%, due 02/06/26 144A	1,515,996
880,000	Akumin, Inc., 9.00% (Senior Secured), due 08/01/27 144A	783,922
118See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
3,190,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51(h)	2,058,907
1,295,000		Alibaba Group Holding Ltd., 5.25%, due 05/26/35 144A	1,269,100
410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	178,442
1,895,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	1,876,618
1,660,000		Altice Financing SA, 5.75%, due 08/15/29 144A	1,216,975
1,820,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	539,100
860,000		Altice France SA, 5.13%, due 07/15/29 144A	644,947
300,000		Altice France SA, 5.50%, due 10/15/29 144A	226,219
605,000		Ambipar Lux SARL, 9.88%, due 02/06/31 144A	604,421
470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29 144A	417,780
340,000		AMC Networks, Inc., 10.25%, due 01/15/29 144A	362,477
385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	388,356
2,970,000		American Airlines, Inc., 8.50%, due 05/15/29 144A	3,120,158
524,657		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26	587,616
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,014,659
2,695,000		AmWINS Group, Inc., 6.38%, due 02/15/29 144A	2,713,211
445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	387,352
365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	346,892
295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	219,308
4,740,000		Anglo American Capital PLC, 5.75%, due 04/05/34 144A	4,772,982
1,385,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	1,254,136
380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	369,080
1,125,000		Antares Holdings LP, 6.35%, due 10/23/29 144A	1,117,017
200,000		APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, due 11/01/29 144A	202,892
725,000		Arcosa, Inc., 6.88%, due 08/15/32 144A	737,517
310,875		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	45,078
900,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29(h) 144A	774,129
760,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	754,745
740,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(h) 144A	423,787
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(h) 144A	114,537
2,200,000	EUR	Ardonagh Finco Ltd., 6.88%, due 02/15/31(h) 144A	2,353,482
1,320,000		Ardonagh Finco Ltd., 7.75%, due 02/15/31 144A	1,360,660
2,300,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	2,392,133
340,000		Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	344,333
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.92%, due 02/08/38(f)(g)	492,576
557,000		AT&T, Inc., 3.50%, due 09/15/53	375,619
450,000		AT&T, Inc., 3.65%, due 09/15/59	299,150
275,000		AT&T, Inc., 3.80%, due 12/01/57	190,364
2,250,000		Athene Global Funding, 5.32%, due 11/13/31 144A	2,213,724
390,000		Australia & New Zealand Banking Group Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	384,723
60,000		AutoNation, Inc., 4.75%, due 06/01/30	57,976
605,000		Avient Corp., 6.25%, due 11/01/31 144A	597,359
1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,451,634
780,000		Avnet, Inc., 5.50%, due 06/01/32	764,842
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
460,000	Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	454,736
400,000	B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	354,057
2,265,000	Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	2,158,847
2,600,000	Banco Bilbao Vizcaya Argentaria SA, 7.88% (1 yr. CMT + 3.30%), due 11/15/34(b)	2,852,646
545,000	Banco BTG Pactual SA, 6.25%, due 04/08/29 144A	546,182
1,975,000	Banco de Credito e Inversiones SA, 7.50% (5 yr. CMT + 3.77%), due 12/12/34(b) 144A	1,928,133
510,000	Banco de Credito e Inversiones SA, 8.75% (5 yr. CMT + 4.94%), due 05/08/29(b) 144A	533,842
640,000	Banco do Brasil SA, 6.00%, due 03/18/31(h) 144A	624,946
1,490,000	Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%), due 06/27/29(b) 144A	1,442,908
1,950,000	Banco Mercantil del Norte SA, 8.38% (5 yr. CMT + 4.07%), due 05/20/31(b) 144A	1,947,926
455,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/29 144A	453,863
800,000	Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	783,909
1,200,000	Banco Santander SA, 6.53% (1 yr. CMT + 1.65%), due 11/07/27(b)	1,235,046
1,400,000	Banco Santander SA, 6.92%, due 08/08/33	1,471,107
2,000,000	Banco Santander SA, 8.00% (5 yr. CMT + 3.91%)(b)(h)(i)	2,073,098
3,855,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	3,873,802
1,240,000	Bank of Nova Scotia, 8.00% (5 yr. CMT + 4.02%), due 01/27/84(b)	1,307,910
1,515,000	Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(i)	1,513,328
2,490,000	Barclays PLC, 7.12% (SOFR + 3.57%), due 06/27/34(b)(h)	2,644,383
575,000	Bausch & Lomb Corp., 8.38%, due 10/01/28 144A	595,844
130,000	Bausch Health Cos., Inc., 5.75%, due 08/15/27(h) 144A	113,248
650,000	Bausch Health Cos., Inc., 6.13%, due 02/01/27 144A	590,600
150,000	Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	106,316
2,520,000	Baytex Energy Corp., 8.50%, due 04/30/30 144A	2,577,301
1,055,000	BBVA Bancomer SA, 5.13% (5 yr. CMT + 2.65%), due 01/18/33(b)(g)	982,140
905,000	BBVA Bancomer SA, 8.13% (5 yr. CMT + 4.21%), due 01/08/39(b) 144A	923,906
3,200,000	Beacon Funding Trust, 6.27%, due 08/15/54 144A	3,165,725
1,050,000	Belron U.K. Finance PLC, 5.75%, due 10/15/29 144A	1,040,109
810,000	Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51(g)	589,654
4,455,000	Biocon Biologics Global PLC, 6.67%, due 10/09/29 144A	4,274,567
840,000	BlackRock TCP Capital Corp., 2.85%, due 02/09/26	817,013
2,105,000	Blackstone Private Credit Fund, 2.63%, due 12/15/26	2,006,230
2,680,000	Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,434,213
2,600,000	Blackstone Secured Lending Fund, 5.35%, due 04/13/28	2,592,858
1,505,000	Blue Owl Capital Corp., 5.95%, due 03/15/29	1,511,558
655,000	Blue Owl Capital Corp., 8.45%, due 11/15/26	687,067
820,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	843,209
340,000	BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%), due 08/16/29(b) 144A	348,414
860,000	BNP Paribas SA, 8.00% (5 yr. CMT + 3.73%), due 08/22/31(b) 144A	886,708
730,000	Bombardier, Inc., 7.25%, due 07/01/31 144A	753,744
917,000	Bombardier, Inc., 7.88%, due 04/15/27 144A	918,915
1,745,000	Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	1,830,775
495,000	BorgWarner, Inc., 4.95%, due 08/15/29	492,780
3,190,000	BP Capital Markets America, Inc., 5.23%, due 11/17/34	3,146,282
665,000	Braskem Netherlands Finance BV, 8.00%, due 10/15/34 144A	634,709
1,160,000	BRF SA, 5.75%, due 09/21/50(g)	918,906
805,000	British Telecommunications PLC, 9.63%, due 12/15/30	977,400
2,165,000	Broadcom, Inc., 4.15%, due 04/15/32 144A	2,032,458
120See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	795,611
1,750,000		Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	1,729,325
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	800,387
630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	669,628
1,240,000		Cadence Design Systems, Inc., 4.70%, due 09/10/34	1,189,876
890,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(h) 144A	833,986
730,000		Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	733,890
930,000		Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	947,930
398,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	402,305
1,470,000		CaixaBank SA, 6.04% (SOFR + 2.26%), due 06/15/35(b) 144A	1,484,678
990,000		Carnival Corp., 4.00%, due 08/01/28 144A	938,996
1,000,000		Carnival Corp., 6.00%, due 05/01/29(h) 144A	998,399
330,000		Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28 144A	351,819
1,640,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	1,561,503
4,095,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	3,573,893
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	224,009
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	650,088
1,185,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%), due 06/08/26(b) 144A	1,169,010
560,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	554,078
100,000		Charles Schwab Corp., 2.90%, due 03/03/32	86,102
420,000		Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	432,912
180,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, due 04/01/33	160,927
560,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	441,038
330,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	293,954
2,070,000		Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,071,115
1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,090,478
490,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	380,662
550,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	452,247
670,000		CHS/Community Health Systems, Inc., 5.63%, due 03/15/27 144A	643,758
1,630,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	1,120,030
2,170,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	2,241,562
935,000	EUR	Cirsa Finance International SARL, 6.50%, due 03/15/29 144A	1,024,399
1,195,000	EUR	Cirsa Finance International SARL, 7.88%, due 07/31/28 144A	1,311,694
720,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(i)	702,427
120,000		Citrix Systems, Inc., 4.50%, due 12/01/27	109,500
600,000		Clean Harbors, Inc., 5.13%, due 07/15/29 144A	576,413
2,030,000		Clear Channel Outdoor Holdings, Inc., 5.13%, due 08/15/27 144A	1,956,180
1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	1,002,220
235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	224,931
630,000		Cleveland-Cliffs, Inc., 7.00%, due 03/15/32(h) 144A	619,517
1,610,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,661,513
945,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29(h) 144A	896,250
500,000		Coherent Corp., 5.00%, due 12/15/29 144A	477,619
1,390,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	1,168,482
3,140,000		Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	3,175,544
1,660,000		Comision Federal de Electricidad, 6.45%, due 01/24/35 144A	1,568,645
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
530,000		Commercial Metals Co., 3.88%, due 02/15/31	468,713
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b)(g)(i)	1,675,128
1,020,000		CommScope LLC, 6.00%, due 03/01/26 144A	1,014,836
1,290,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	1,154,723
640,000		Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, due 09/15/29 144A	583,715
620,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	613,017
1,600,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b)(g)(i)	1,657,670
2,360,000		CoreCivic, Inc., 4.75%, due 10/15/27	2,304,166
630,000		Cosan Luxembourg SA, 7.25%, due 06/27/31(h) 144A	619,277
450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(g)(j)	47,813
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(g) 144A	885,039
4,770,000		Credit Agricole SA, 6.70% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.60%), due 09/23/34(b)(h) 144A	4,573,432
1,000,000	GBP	Credit Agricole SA, 7.50% (5 yr. GBP SONIA Linked ICE swap + 4.81%)(b)(g)(i)	1,264,982
1,530,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%), due 12/23/25(b)(h) 144A	1,562,627
550,000		Crescent Energy Finance LLC, 7.63%, due 04/01/32 144A	547,679
590,000		Crescent Energy Finance LLC, 9.25%, due 02/15/28 144A	617,163
880,000		Crown Castle, Inc., 5.80%, due 03/01/34	897,510
200,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	144,414
650,000		CSC Holdings LLC, 5.38%, due 02/01/28 144A	561,751
2,590,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	2,320,950
200,000		CSC Holdings LLC, 7.50%, due 04/01/28 144A	137,909
3,860,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	3,818,342
1,095,000		CT Trust, 5.13%, due 02/03/32(g)	980,782
890,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31 144A	958,794
143,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	182,565
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	576,576
325,000		Deutsche Bank AG, 6.72% (SOFR + 3.18%), due 01/18/29(b)	337,627
975,000		Deutsche Bank AG, 7.08% (SOFR + 3.65%), due 02/10/34(b)	1,005,406
360,000		Devon Energy Corp., 5.00%, due 06/15/45	301,404
1,450,000		Devon Energy Corp., 5.60%, due 07/15/41	1,344,287
1,390,000		Diamondback Energy, Inc., 4.40%, due 03/24/51	1,080,335
2,840,000		Directv Financing LLC, 8.88%, due 02/01/30 144A	2,797,985
450,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27 144A	438,914
3,340,000		Discover Financial Services, 7.96% (SOFR + 3.37%), due 11/02/34(b)	3,819,638
1,170,000		DISH DBS Corp., 5.13%, due 06/01/29	754,228
270,000		DISH DBS Corp., 5.25%, due 12/01/26 144A	245,923
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	496,984
800,000		DISH Network Corp., 11.75%, due 11/15/27 144A	848,345
1,710,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	1,772,854
940,000		DP World Ltd., 5.63%, due 09/25/48 144A	891,045
1,540,000		Duke Energy Corp., 5.80%, due 06/15/54	1,503,740
760,235		EchoStar Corp., 6.75%, due 11/30/30	690,574
1,711,750		EchoStar Corp., 10.75%, due 11/30/29	1,842,460
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,212,055
1,550,000		Ecopetrol SA, 8.38%, due 01/19/36	1,496,009
1,410,000		Edison International, 5.38% (5 yr. CMT + 4.70%)(b)(i)	1,393,895
535,000		Elevance Health, Inc., 5.20%, due 02/15/35	522,808
570,000		Empire Communities Corp., 9.75%, due 05/01/29 144A	600,389
122See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,420,000	EUR	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/30 144A	2,655,826
1,465,000	EUR	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/30(g)	1,607,763
2,250,000		Enbridge, Inc., 6.20%, due 11/15/30	2,374,738
615,000		Endeavour Mining PLC, 5.00%, due 10/14/26(g)	598,779
730,000		Endo Finance Holdings, Inc., 8.50%, due 04/15/31(h) 144A	774,372
980,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(g) 144A	863,262
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	1,063,886
180,000		Energy Transfer LP, 5.35%, due 05/15/45	162,453
1,560,000		Energy Transfer LP, 6.25%, due 04/15/49	1,568,074
775,000		Engie SA, 5.63%, due 04/10/34 144A	775,883
890,000		Entergy Arkansas LLC, 5.75%, due 06/01/54	883,441
500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	478,799
1,665,000		Enterprise Products Operating LLC, 5.55%, due 02/16/55	1,605,893
265,000		EPR Properties, 3.75%, due 08/15/29	245,796
140,000		EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	142,864
630,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	672,611
70,000		EQT Corp., 7.00%, due 02/01/30	74,527
200,000		EquipmentShare.com, Inc., 8.00%, due 03/15/33 144A	203,277
800,000		EquipmentShare.com, Inc., 8.63%, due 05/15/32 144A	837,039
1,240,000	EUR	Eroski S Coop, 10.63%, due 04/30/29 144A	1,400,410
690,000		Esab Corp., 6.25%, due 04/15/29 144A	699,446
6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	256,384
6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	379,443
9,565,000	MXN	European Investment Bank, 6.50%, due 07/07/27(g)	431,251
17,700,000	MXN	European Investment Bank, 7.75%, due 01/30/25	849,816
3,230,000		Expand Energy Corp., 4.75%, due 02/01/32	3,008,680
1,930,000		Falabella SA, 3.38%, due 01/15/32(g)	1,580,120
330,000		First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	329,669
1,460,000		First Quantum Minerals Ltd., 8.63%, due 06/01/31(h) 144A	1,504,741
2,770,000		First Quantum Minerals Ltd., 9.38%, due 03/01/29 144A	2,949,219
980,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	945,192
380,000		FirstEnergy Corp., 2.65%, due 03/01/30(h)	337,096
1,409,418		Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, due 01/15/28 144A	1,440,551
1,680,000		Foot Locker, Inc., 4.00%, due 10/01/29(h) 144A	1,450,793
20,000		Ford Motor Co., 3.25%, due 02/12/32	16,641
3,240,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	2,804,656
1,395,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	1,420,411
220,000		Fox Corp., 6.50%, due 10/13/33	232,001
2,190,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	2,133,994
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52(h) 144A	579,214
300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	313,343
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	441,421
2,810,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	2,654,677
2,010,000		Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	2,021,732
1,510,000		FS KKR Capital Corp., 6.88%, due 08/15/29(h)	1,562,379
1,660,000		Full House Resorts, Inc., 8.25%, due 02/15/28 144A	1,654,869
755,000		Gates Corp., 6.88%, due 07/01/29 144A	768,860
1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(g)	1,419,011
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
880,000		Gen Digital, Inc., 7.13%, due 09/30/30(h) 144A	906,532
1,170,000		General Electric Co., 5.88%, due 01/14/38	1,208,302
360,000		General Motors Co., 6.60%, due 04/01/36	378,323
1,820,000		Genuine Parts Co., 4.95%, due 08/15/29	1,812,849
280,000		GEO Group, Inc., 8.63%, due 04/15/29	296,020
1,150,000		GEO Group, Inc., 10.25%, due 04/15/31	1,255,109
430,000		GFL Environmental, Inc., 4.75%, due 06/15/29 144A	413,317
1,190,000		GFL Environmental, Inc., 6.75%, due 01/15/31 144A	1,223,403
3,060,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	3,215,495
250,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, due 01/15/29 144A	233,394
1,880,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	1,694,096
410,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	417,693
2,475,000		Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	2,463,193
3,060,000		Goldman Sachs Group, Inc., 7.50% (5 yr. CMT + 2.81%)(b)(i)	3,205,887
965,000		Gray Television, Inc., 5.38%, due 11/15/31 144A	515,723
710,000		Gray Television, Inc., 7.00%, due 05/15/27(h) 144A	689,542
905,000		Gray Television, Inc., 10.50%, due 07/15/29(h) 144A	905,958
964,425		Greenko Power II Ltd., 4.30%, due 12/13/28(g)	909,087
1,635,000		Gruma SAB de CV, 5.39%, due 12/09/34(h) 144A	1,593,030
1,830,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,674,527
550,000		HCA, Inc., 7.50%, due 11/06/33	610,648
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(g)	703,957
560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	517,847
810,000		Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, due 11/01/33 144A	827,620
410,000		Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	416,934
560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	589,104
1,075,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	1,093,669
200,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(i)	177,212
2,400,000		HSBC Holdings PLC, 7.40% (SOFR + 3.02%), due 11/13/34(b)	2,610,152
2,045,000		HTA Group Ltd., 7.50%, due 06/04/29 144A	2,084,904
1,680,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	1,688,232
237,500		iHeartCommunications, Inc., 9.13%, due 05/01/29 144A	207,295
1,235,000		IHS Holding Ltd., 8.25%, due 11/29/31(h) 144A	1,222,665
2,185,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	2,216,061
3,470,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	3,516,832
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	270,407
260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(i)	256,788
345,000		ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	357,454
835,000		ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(i)	837,180
1,990,000		Installed Building Products, Inc., 5.75%, due 02/01/28 144A	1,958,815
494,000,000	INR	Inter-American Development Bank, 7.35%, due 10/06/30	5,818,339
48,760,000	MXN	International Finance Corp., 7.75%, due 01/18/30	2,194,613
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	1,116,851
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	350,222
710,000		Intesa Sanpaolo SpA, 7.20%, due 11/28/33 144A	768,534
1,065,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	1,140,215
3,040,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	3,411,629
2,294,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%), due 02/27/25(b) 144A	2,283,698
124See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	1,019,481
530,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29(h) 144A	496,746
880,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	872,433
1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,779,299
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	212,788
1,380,000		JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	1,454,221
861,000		JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	856,753
4,060,000		Jefferies Financial Group, Inc., 6.20%, due 04/14/34	4,189,746
3,785,000		JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	3,862,339
1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)	1,481,832
590,000		KazMunayGas National Co. JSC, 5.75%, due 04/19/47(g)	510,359
2,035,000		Kinder Morgan, Inc., 5.95%, due 08/01/54	1,993,244
680,000		Klabin Austria GmbH, 3.20%, due 01/12/31 144A	572,021
1,187,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	1,169,717
1,590,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31 144A	1,636,013
680,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	662,337
2,495,000		Latam Airlines Group SA, 7.88%, due 04/15/30 144A	2,528,957
425,000		Lazard Group LLC, 4.38%, due 03/11/29	414,351
625,000		LD Celulose International GmbH, 7.95%, due 01/26/32 144A	627,197
460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(g) 144A	446,165
800,000		Leviathan Bond Ltd., 6.75%, due 06/30/30(g) 144A	758,815
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	983,590
2,500,000		LifePoint Health, Inc., 9.88%, due 08/15/30 144A	2,699,775
1,225,000		Light & Wonder International, Inc., 7.00%, due 05/15/28 144A	1,228,582
980,000		Lightning Power LLC, 7.25%, due 08/15/32 144A	1,010,509
550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(h)(i)	572,358
920,000	GBP	Lloyds Banking Group PLC, 8.50% (5 yr. UK Government Bond + 5.14%)(b)(i)	1,193,369
955,000		Longfor Group Holdings Ltd., 4.50%, due 01/16/28(g)	780,101
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,281,240
1,015,000	EUR	Lottomatica Group SpA, 6.94% (3 mo. EURIBOR + 4.00%), due 12/15/30(b) 144A	1,069,426
780,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	740,184
1,010,000		MARB BondCo PLC, 3.95%, due 01/29/31(g)	846,806
490,000		Marks & Spencer PLC, 7.13%, due 12/01/37 144A	512,505
170,000		Matador Resources Co., 6.88%, due 04/15/28 144A	172,594
526,063		McClatchy Co. LLC, 11.00% (11.00% Cash or 12.50% PIK), due 07/15/27 144A	578,012
427,350		Mcclatchy Media Co. LLC, 8.00%, due 03/01/28 144A	446,670
1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33	1,235,814
1,845,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	1,890,542
2,485,000		Mclaren Finance PLC, 7.50%, due 08/01/26(h) 144A	2,478,802
160,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	148,305
1,780,000		Medline Borrower LP, 5.25%, due 10/01/29 144A	1,719,505
460,000		Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 04/01/29 144A	465,425
790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	780,256
1,720,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,757,000
680,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25 144A	676,280
885,000		Melco Resorts Finance Ltd., 5.25%, due 04/26/26 144A	872,697
320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	293,571
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
670,000		Melco Resorts Finance Ltd., 7.63%, due 04/17/32 144A	673,405
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	520,402
1,940,000		Met Tower Global Funding, 4.85%, due 01/16/27 144A	1,948,157
1,515,000		Meta Platforms, Inc., 4.45%, due 08/15/52	1,279,957
1,050,000		Methanex U.S. Operations, Inc., 6.25%, due 03/15/32 144A	1,039,475
1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(g)	1,681,876
935,000		MGM China Holdings Ltd., 7.13%, due 06/26/31 144A	948,502
550,000		Michaels Cos., Inc., 5.25%, due 05/01/28(h) 144A	415,890
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	410,137
1,440,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,534,236
700,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	643,288
235,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	230,054
1,980,000		Millennium Escrow Corp., 6.63%, due 08/01/26 144A	1,547,370
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	655,255
1,570,500		Millicom International Cellular SA, 6.25%, due 03/25/29(g)	1,546,378
504,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	496,259
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30(h) 144A	842,866
580,000		Moody's Corp., 5.00%, due 08/05/34	568,096
1,310,000		Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	1,313,981
1,470,000		Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	1,447,077
1,020,000		Morgan Stanley, 5.42% (SOFR + 1.88%), due 07/21/34(b)	1,013,607
605,000		Morgan Stanley, 5.83% (SOFR + 1.58%), due 04/19/35(b)	617,901
2,050,000		MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(h)	1,730,821
970,000		MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 08/01/26(h)	893,348
2,515,000		Nationstar Mortgage Holdings, Inc., 6.50%, due 08/01/29 144A	2,513,343
2,700,000		Nationstar Mortgage Holdings, Inc., 7.13%, due 02/01/32 144A	2,737,703
1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(i)	1,275,569
2,415,000		NatWest Group PLC, 5.81% (1 yr. CMT + 1.95%), due 09/13/29(b)	2,463,348
1,685,000		NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(i)	1,798,783
1,560,000		Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/31 144A	1,542,369
200,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	200,192
1,750,000		NCL Corp. Ltd., 7.75%, due 02/15/29 144A	1,838,977
430,000		NCL Corp. Ltd., 8.13%, due 01/15/29 144A	453,450
1,160,000		NCL Corp. Ltd., 5.88%, due 03/15/26 144A	1,159,278
376,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	360,116
640,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	595,986
325,000		Newell Brands, Inc., 5.70%, due 04/01/26	325,143
460,000		Newell Brands, Inc., 6.38%, due 05/15/30	461,908
3,065,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	2,992,791
520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	525,710
1,980,000		Nordea Bank Abp, 6.30% (5 yr. CMT + 2.66%), due 09/25/31(b)(h) 144A	1,896,772
700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	711,382
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(j)	8
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	159,450
1,100,000		NRG Energy, Inc., 6.25%, due 11/01/34 144A	1,079,799
395,000		NTT Finance Corp., 4.37%, due 07/27/27(h) 144A	391,600
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,037,147
1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49	1,259,770
650,000		Occidental Petroleum Corp., 5.20%, due 08/01/29	645,235
126See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,650,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	1,693,110
1,540,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	1,616,358
1,380,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	1,581,234
1,110,000		OCP SA, 3.75%, due 06/23/31(g)	958,969
1,200,000		OCP SA, 5.13%, due 06/23/51 144A	908,227
1,500,000		OCP SA, 6.75%, due 05/02/34 144A	1,530,711
600,000		Olympus Water U.S. Holding Corp., 6.25%, due 10/01/29(h) 144A	573,833
790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	873,324
2,790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(g)	3,084,271
1,660,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	1,560,923
2,155,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31(h) 144A	1,939,025
1,970,000		Pampa Energia SA, 7.88%, due 12/16/34 144A	1,953,511
990,000		Pampa Energia SA, 7.95%, due 09/10/31 144A	1,010,938
1,000,000		Pan American Energy LLC, 8.50%, due 04/30/32 144A	1,067,935
835,000		Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	844,255
1,640,000		Paramount Global, 7.88%, due 07/30/30	1,776,140
2,375,000		Parkland Corp., 6.63%, due 08/15/32 144A	2,352,440
2,460,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	2,462,963
860,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	844,457
1,620,000		Permian Resources Operating LLC, 7.00%, due 01/15/32 144A	1,646,065
200,000		Permian Resources Operating LLC, 8.00%, due 04/15/27 144A	204,378
460,000		Permian Resources Operating LLC, 9.88%, due 07/15/31 144A	506,125
675,000		Petrobras Global Finance BV, 6.00%, due 01/13/35	622,540
1,360,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(k)	1,210,133
1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,057,918
1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,464,216
3,270,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	3,164,954
980,000		Plains All American Pipeline LP, 8.90% (3 mo. USD Term SOFR + 4.37%)(b)(i)	977,630
1,290,000	EUR	PLT VII Finance SARL, 6.00%, due 06/15/31(h) 144A	1,409,551
1,398,000	EUR	PLT VII Finance SARL, 6.39% (3 mo. EURIBOR + 3.50%), due 06/15/31(b) 144A	1,454,672
3,280,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	3,260,780
580,000		PNC Financial Services Group, Inc., 5.07% (SOFR + 1.93%), due 01/24/34(b)	565,697
540,000		Power Finance Corp. Ltd., 3.95%, due 04/23/30(h) 144A	502,962
365,000		PPL Capital Funding, Inc., 5.25%, due 09/01/34	359,817
1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,845,146
9,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	9,038
1,550,000		Prosus NV, 3.06%, due 07/13/31 144A	1,302,677
1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	705,513
1,070,000		Prosus NV, 4.19%, due 01/19/32 144A	955,315
1,770,000		Prosus NV, 4.19%, due 01/19/32(g)(h)	1,580,287
1,000,000		Puma International Financing SA, 7.75%, due 04/25/29 144A	1,016,975
590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27 144A	564,623
156,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	94,185
685,000		Raizen Fuels Finance SA, 5.70%, due 01/17/35 144A	634,652
1,240,000		Range Resources Corp., 4.75%, due 02/15/30 144A	1,164,713
1,790,000		Range Resources Corp., 8.25%, due 01/15/29	1,844,290
725,000		RingCentral, Inc., 8.50%, due 08/15/30 144A	767,983
1,810,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, due 03/01/29 144A	1,640,435
110,000		Rockies Express Pipeline LLC, 6.88%, due 04/15/40 144A	104,674
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
340,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	340,173
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(g)	2,019,573
890,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	874,255
340,000		Royal Caribbean Cruises Ltd., 5.50%, due 08/31/26 144A	339,914
1,110,000		Royal Caribbean Cruises Ltd., 6.00%, due 02/01/33 144A	1,108,163
430,000		Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	435,483
1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,301,553
1,170,000		RR Donnelley & Sons Co., 9.50%, due 08/01/29 144A	1,189,394
740,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32(h) 144A	622,357
2,185,000		S&S Holdings LLC, 8.38%, due 10/01/31 144A	2,210,988
2,733,000		Sabre GLBL, Inc., 10.75%, due 11/15/29(h) 144A	2,829,726
590,000	GBP	Saga PLC, 5.50%, due 07/15/26(g)	710,994
3,605,000		Saks Global Enterprises LLC, 11.00%, due 12/15/29 144A	3,475,869
1,300,000		Sally Holdings LLC/Sally Capital, Inc., 6.75%, due 03/01/32(h)	1,303,996
230,000		Sands China Ltd., 2.30%, due 03/08/27	214,694
500,000		Sands China Ltd., 2.85%, due 03/08/29	446,047
200,000		Sands China Ltd., 5.13%, due 08/08/25	199,296
640,000		Sands China Ltd., 5.40%, due 08/08/28	633,262
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	354,759
2,004,000		Saturn Oil & Gas, Inc., 9.63%, due 06/15/29 144A	1,950,112
2,435,000		Saudi Arabian Oil Co., 5.75%, due 07/17/54 144A	2,281,725
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	321,378
2,860,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, due 07/15/28(g)	3,182,748
545,000		Sempra, 3.70%, due 04/01/29	517,940
1,580,000		SEPLAT Energy PLC, 7.75%, due 04/01/26 144A	1,576,605
570,000		Service Properties Trust, 5.50%, due 12/15/27	535,680
1,275,000		Shelf Drilling Holdings Ltd., 9.63%, due 04/15/29 144A	1,076,940
1,640,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	1,669,335
955,000		Shinhan Financial Group Co. Ltd., 5.00%, due 07/24/28(g)	950,450
400,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	370,115
950,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30(h) 144A	701,100
1,070,000		Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/29 144A	1,066,415
860,000		Smyrna Ready Mix Concrete LLC, 8.88%, due 11/15/31 144A	904,502
935,000		Sociedad Quimica y Minera de Chile SA, 5.50%, due 09/10/34 144A	886,969
1,530,000		Sotera Health Holdings LLC, 7.38%, due 06/01/31 144A	1,551,957
590,000		Southwestern Public Service Co., 6.00%, due 06/01/54	597,811
1,116,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25(j) 144A	870,480
1,710,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25(j) 144A	1,333,800
2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%), due 08/19/28(b) 144A	1,913,494
765,000		Standard Chartered PLC, 4.75% (5 yr. CMT + 3.81%)(b)(g)(i)	673,949
2,150,000		Standard Chartered PLC, 5.91% (1 yr. CMT + 1.45%), due 05/14/35(b) 144A	2,155,577
880,000		Star Parent, Inc., 9.00%, due 10/01/30 144A	915,068
1,550,000		Starwood Property Trust, Inc., 4.38%, due 01/15/27 144A	1,499,842
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	636,750
570,000		State Street Corp., 6.70% (5 yr. CMT + 2.61%)(b)(i)	583,192
670,000		Stena International SA, 7.25%, due 01/15/31 144A	686,646
926,000		Strathcona Resources Ltd., 6.88%, due 08/01/26 144A	928,575
421,000		Studio City Finance Ltd., 6.00%, due 07/15/25 144A	420,880
128See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	458,531
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	100,783
1,833,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	1,532,467
1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32	1,037,720
330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	312,774
1,220,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	1,251,077
60,000		Teck Resources Ltd., 6.00%, due 08/15/40	58,697
910,000		Tencent Holdings Ltd., 3.24%, due 06/03/50(g)(h)	606,915
1,085,000		Tencent Holdings Ltd., 3.93%, due 01/19/38(g)	920,671
735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(g)	737,845
1,280,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	1,529,815
280,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	269,293
3,250,000		Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	2,340,795
510,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	498,306
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	708,086
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	294,915
1,330,000		Titan International, Inc., 7.00%, due 04/30/28	1,308,817
1,020,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	999,364
800,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	795,662
440,000		TKC Holdings, Inc., 10.50%, due 05/15/29 144A	443,500
760,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	690,594
1,515,000		T-Mobile USA, Inc., 4.70%, due 01/15/35	1,434,276
660,000		TopBuild Corp., 4.13%, due 02/15/32 144A	585,275
1,230,000		Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	1,292,772
1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,103,070
830,000		TransAlta Corp., 7.75%, due 11/15/29	866,228
3,375,000		TransDigm, Inc., 6.00%, due 01/15/33 144A	3,310,371
3,210,000		TransDigm, Inc., 6.63%, due 03/01/32 144A	3,242,985
915,000		Transnet SOC Ltd., 8.25%, due 02/06/28 144A	933,607
1,201,000		Transocean, Inc., 8.00%, due 02/01/27 144A	1,204,654
1,165,000		Transocean, Inc., 8.25%, due 05/15/29 144A	1,142,358
2,720,000		TriNet Group, Inc., 3.50%, due 03/01/29 144A	2,463,951
290,000		Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	288,188
890,000		Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	906,716
915,000		TSMC Global Ltd., 2.25%, due 04/23/31(g)	780,503
1,400,000		Turk Telekomunikasyon AS, 7.38%, due 05/20/29 144A	1,427,574
965,000		Turk Telekomunikasyon AS, 7.38%, due 05/20/29(g)	984,007
970,000		Turkiye Garanti Bankasi AS, 8.13% (5 yr. CMT + 3.84%), due 01/03/35(b) 144A	974,441
725,000		Turkiye Garanti Bankasi AS, 8.38% (5 yr. CMT + 4.09%), due 02/28/34(b) 144A	739,975
1,685,000		Turkiye Vakiflar Bankasi TAO, 6.88%, due 01/07/30 144A	1,661,597
1,490,000		Tutor Perini Corp., 11.88%, due 04/30/29 144A	1,653,249
136,422		U.S. Airways Pass-Through Trust, 3.95%, due 05/15/27	135,109
770,000		U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	785,661
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	147,061
1,585,000		UBS AG, 7.95%, due 01/09/25	1,585,732
1,955,000		UBS Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,074,666
1,360,000		UBS Group AG, 7.75% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.16%)(b)(i) 144A	1,420,396
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
680,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%), due 11/13/28(b) 144A	736,828
1,195,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%), due 11/13/33(b) 144A	1,372,501
1,270,000	UKG, Inc., 6.88%, due 02/01/31 144A	1,289,821
770,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	744,532
235,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	245,682
32,000	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	31,961
307,080	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	313,870
3,270,000	United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,303,510
260,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28 144A	277,502
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	244,756
314,000	Vale Overseas Ltd., 6.88%, due 11/10/39	333,357
935,000	Vedanta Resources Finance II PLC, 10.88%, due 09/17/29 144A	968,322
1,060,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	974,641
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	429,916
350,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	313,712
1,500,000	Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,515,090
670,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	680,683
380,000	Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	396,705
2,100,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%), due 09/30/29(b) 144A	2,198,971
660,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	729,888
950,000	Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	1,043,009
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	339,316
690,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	651,879
100,000	VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	102,965
650,000	Viasat, Inc., 5.63%, due 04/15/27(h) 144A	629,812
2,750,000	Viking Cruises Ltd., 7.00%, due 02/15/29 144A	2,767,866
1,630,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,754,458
555,000	Virginia Electric & Power Co., 5.05%, due 08/15/34	542,097
1,070,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27 144A	1,042,734
810,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	830,142
420,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	410,848
758,670	Vortex Opco LLC, 8.00%, due 04/30/30 144A	280,708
910,000	WE Soda Investments Holding PLC, 9.50%, due 10/06/28(g)	936,845
3,010,000	Wells Fargo & Co., 5.68% (SOFR + 1.07%), due 04/22/28(b)	3,036,368
1,975,000	WESCO Distribution, Inc., 6.63%, due 03/15/32 144A	2,009,831
2,840,000	Western Midstream Operating LP, 5.30%, due 03/01/48	2,417,284
1,425,000	Western Midstream Operating LP, 5.45%, due 04/01/44	1,270,389
60,000	Williams Cos., Inc., 8.75%, due 03/15/32	70,925
1,467,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	1,458,604
800,000	WW International, Inc., 4.50%, due 04/15/29 144A	164,090
820,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	790,481
1,510,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	1,573,594
1,560,000	XP, Inc., 6.75%, due 07/02/29 144A	1,552,217
730,000	XPO, Inc., 6.25%, due 06/01/28 144A	735,834
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	176,981
2,745,000	YPF Energia Electrica SA, 7.88%, due 10/16/32 144A	2,717,495
460,000	YPF SA, 6.95%, due 07/21/27 144A	450,621
159,250	YPF SA, 9.00%, due 02/12/26 144A	161,209
130See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
870,000	ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	826,036
2,314,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	2,273,325
3,925,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	3,612,838
1,220,000	ZipRecruiter, Inc., 5.00%, due 01/15/30(h) 144A	1,100,340
		671,712,339
	Mortgage Backed Securities - Private Issuers — 5.5%
1,550,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class D, 6.32% (1 mo. USD Term SOFR + 1.84%), due 09/15/34(b) 144A	1,486,662
1,474,377	Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.14%, due 01/25/67 144A	1,346,046
910,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, due 03/25/49 144A	907,324
820,000	ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.84% (1 mo. USD Term SOFR + 1.44%), due 10/15/34(b) 144A	822,740
355,000	Bank, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	309,131
1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,215,010
1,270,000	Bank, Series 2022-BNK44, Class D, 4.00%, due 11/15/32 144A	975,491
870,000	Bank, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	866,134
6,032,075	Bank, Series 2023-BNK46, Class XA, 0.62%, due 08/15/56(c)	225,686
1,020,000	Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,005,687
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33 144A	506,923
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	256,166
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	302,950
390,000	BBCMS Trust, Series 2018-CBM, Class D, 7.09% (1 mo. USD Term SOFR + 2.69%), due 07/15/37(b) 144A	364,819
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	216,504
630,000	Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, due 07/15/56 144A	549,190
1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 11.33% (1 mo. USD Term SOFR + 6.93%), due 07/15/25(b) 144A	981,280
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 9.83% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	863,174
1,080,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, 8.83% (1 mo. USD Term SOFR + 4.44%), due 08/15/41(b) 144A	1,096,146
677,969	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61 144A	640,106
224,187	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61 144A	218,523
197,810	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62 144A	196,664
1,263,891	BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, due 02/25/64 144A	1,273,098
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 6.59% (1 mo. USD Term SOFR + 2.20%), due 04/15/34(b) 144A	581,059
1,005,623	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 5.24% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	1,000,462
770,604	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.36% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	770,228
222,657	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 5.16% (1 mo. USD Term SOFR + 0.77%), due 05/15/38(b) 144A	222,553
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 7.36% (1 mo. USD Term SOFR + 2.96%), due 09/15/36(b) 144A	686,655
357,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 8.40% (1 mo. USD Term SOFR + 4.00%), due 10/15/38(b) 144A	350,419
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 5.39% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,257,140
672,000	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 8.50% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	671,131
820,000	BX Commercial Mortgage Trust, Series 2024-BIO2, Class D, 7.71%, due 08/13/41 144A	806,484
1,006,746	BX Commercial Mortgage Trust, Series 2024-KING, Class E, 8.09% (1 mo. USD Term SOFR + 3.69%), due 05/15/34(b) 144A	1,005,086
1,600,000	BX Trust, Series 2021-ARIA, Class E, 6.76% (1 mo. USD Term SOFR + 2.36%), due 10/15/36(b) 144A	1,596,173
1,657,780	BX Trust, Series 2021-SDMF, Class F, 6.45% (1 mo. USD Term SOFR + 2.05%), due 09/15/34(b) 144A	1,605,541
830,000	BX Trust, Series 2022-LBA6, Class D, 6.40% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	829,272
1,347,296	BX Trust, Series 2024-CNYN, Class D, 7.09% (1 mo. USD Term SOFR + 2.69%), due 04/15/41(b) 144A	1,353,046
418,680	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	396,121
78,880	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47 144A	75,796
425,000	CFK Trust, Series 2020-MF2, Class F, 3.46%, due 03/15/39 144A	223,592
1,210,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class B, 3.76%, due 04/10/48(c)	1,187,256
1,640,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.37%, due 09/15/48(c)	1,564,437
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	259,438
1,440,000	COLT Mortgage Loan Trust, Series 2024-1, Class M1, 6.59%, due 02/25/69 144A	1,445,487
293,282	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	268,283
1,780,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.36%, due 08/15/48(c)	1,530,995
300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	270,445
765,000	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 5.99% (1 mo. USD Term SOFR + 1.60%), due 05/15/35(b) 144A	754,826
930,000	Ellington Financial Mortgage Trust, Series 2020-1, Class B1, 5.09%, due 05/25/65 144A	972,274
807,847	Ellington Financial Mortgage Trust, Series 2023-1, Class A3, 6.54%, due 02/25/68 144A	811,553
769,105	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 6.03% (1 mo. USD Term SOFR + 1.63%), due 11/15/38(b) 144A	769,187
431,588	Extended Stay America Trust, Series 2021-ESH, Class F, 8.21% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	434,568
123,306	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56 144A	122,514
415,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57 144A	393,813
255,192	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58 144A	244,935
711,313	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c) 144A	686,088
560,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59 144A	518,609
370,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59 144A	348,548
640,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59 144A	607,198
590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60 144A	556,920
132See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
500,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	467,300
1,620,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2024-1, Class M, 5.00%, due 11/25/63 144A	1,352,025
1,060,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA6, Class B1, 7.57% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	1,147,679
970,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA1, Class B2, 9.32% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	1,061,841
910,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA2, Class B1, 7.97% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	1,017,584
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, 8.07% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	429,095
1,061,718	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class M2, 6.67% (SOFR 30-day average + 2.10%), due 10/25/33(b) 144A	1,090,920
1,270,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, 7.62% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	1,364,421
545,550	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class M2, 6.22% (SOFR 30-day average + 1.65%), due 01/25/34(b) 144A	549,369
980,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class B1, 7.97% (SOFR 30-day average + 3.40%), due 10/25/41(b) 144A	1,012,667
400,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class M2, 6.07% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	402,561
1,000,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 6.37% (SOFR 30-day average + 1.80%), due 11/25/41(b) 144A	1,010,085
1,100,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class B1, 9.32% (SOFR 30-day average + 4.75%), due 02/25/42(b) 144A	1,157,881
1,420,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 8.32% (SOFR 30-day average + 3.75%), due 02/25/42(b) 144A	1,490,885
1,090,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 7.47% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,129,899
1,390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6, Class M2, 10.32% (SOFR 30-day average + 5.75%), due 09/25/42(b) 144A	1,545,323
209,088	Federal Home Loan Mortgage Corp. STACR Securitized Participation Interests Trust, Series 2017-SPI1, Class B, 4.11%, due 09/25/47 144A	146,564
440,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2017-C07, Class 1B1, 8.68% (SOFR 30-day average + 4.11%), due 05/25/30(b) 144A	477,798
610,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C01, Class 1B1, 8.23% (SOFR 30-day average + 3.66%), due 07/25/30(b) 144A	658,397
492,500	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C06, Class 1B1, 8.43% (SOFR 30-day average + 3.86%), due 03/25/31(b) 144A	530,130
743,939	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 8.78% (SOFR 30-day average + 4.21%), due 09/25/31(b) 144A	796,163
604,342	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 8.08% (SOFR 30-day average + 3.51%), due 10/25/39(b) 144A	626,166
260,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.93% (SOFR 30-day average + 3.36%), due 01/25/40(b) 144A	269,513
2,280,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 7.67% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	2,345,520
1,210,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.57% (SOFR 30-day average + 6.00%), due 10/25/41(b) 144A	1,272,974
1,260,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, 7.32% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	1,291,263
1,230,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1, 7.72% (SOFR 30-day average + 3.15%), due 12/25/41(b) 144A	1,269,222
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,000,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 7.67% (SOFR 30-day average + 3.10%), due 03/25/42(b) 144A	1,040,559
1,020,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1, 8.47% (SOFR 30-day average + 3.90%), due 07/25/43(b) 144A	1,081,759
1,590,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, 7.27% (SOFR 30-day average + 2.70%), due 01/25/44(b) 144A	1,633,351
1,600,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 7.07% (SOFR 30-day average + 2.50%), due 02/25/44(b) 144A	1,630,756
1,380,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 6.77% (SOFR 30-day average + 2.20%), due 05/25/44(b) 144A	1,390,748
900,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 8.96%, due 03/10/41 144A	916,559
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 9.14% (1 mo. USD Term SOFR + 4.75%), due 11/15/32(b) 144A	509,222
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.15%, due 08/10/44 144A	149,249
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.57%, due 06/10/47 144A	93,096
670,000	GS Mortgage Securities Trust, Series 2015-GC28, Class D, 4.34%, due 02/10/48 144A	635,199
720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	677,038
130,936	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.38% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	121,284
1,350,000	HIH Trust, Series 2024-61P, Class F, 9.83% (1 mo. USD Term SOFR + 5.44%), due 10/15/41(b) 144A	1,349,308
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.72%, due 01/15/49(c)	86,031
1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 7.67% (1 mo. USD Term SOFR + 3.14%), due 07/05/33(b) 144A	602,664
810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 8.93% (1 mo. USD Term SOFR + 4.53%), due 11/15/38(b) 144A	795,011
1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 7.50% (SOFR 30-day average + 2.90%), due 03/15/39(b) 144A	1,032,149
624,869	KIND Trust, Series 2021-KIND, Class D, 6.81% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	616,261
486,009	KIND Trust, Series 2021-KIND, Class E, 7.76% (1 mo. USD Term SOFR + 3.36%), due 08/15/38(b) 144A	480,289
515,537	Life Mortgage Trust, Series 2021-BMR, Class F, 6.86% (1 mo. USD Term SOFR + 2.46%), due 03/15/38(b) 144A	502,018
271,192	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.31% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	271,104
472,000	MHC Trust, Series 2021-MHC2, Class E, 6.46% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	470,583
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, due 07/11/40 144A	289,498
309,232	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	285,885
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	493,230
540,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/56(c)	571,942
437,880	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.93% (SOFR 30-day average + 3.36%), due 10/25/49(b) 144A	443,245
440,993	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.43% (SOFR 30-day average + 3.86%), due 03/25/50(b) 144A	449,234
271,634	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.98% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	247,036
300,928	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 6.42%, due 06/25/57 144A	294,702
375,381	OBX Trust, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62 144A	370,470
134See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
1,560,000		ONNI Commerical Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 07/15/39 144A	1,579,128
650,000		OPG Trust, Series 2021-PORT, Class D, 5.64% (1 mo. USD Term SOFR + 1.25%), due 10/15/36(b) 144A	647,169
1,580,000		SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, 6.35% (1 mo. USD Term SOFR + 1.95%), due 01/15/39(b) 144A	1,558,270
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 7.75% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(e) 144A	74,359
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 7.75% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(e) 144A	70,830
246,473		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 5.01% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	181,200
940,000		Towd Point Mortgage Trust, Series 2017-5, Class B1, 6.25% (1 mo. USD Term SOFR + 1.91%), due 02/25/57(b) 144A	947,511
590,000		Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59 144A	455,945
196,915		UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	188,262
1,550,000		Verus Securitization Trust, Series 2023-4, Class B1, 8.11%, due 05/25/68 144A	1,568,433
496,511		Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, due 12/25/68 144A	502,789
1,160,000		Verus Securitization Trust, Series 2023-8, Class B1, 8.13%, due 12/25/68 144A	1,183,580
1,576,200		Verus Securitization Trust, Series 2024-4, Class B1, 7.64%, due 06/25/69 144A	1,587,557
269,641		WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.54%, due 12/25/36(c)	237,220
350,000		WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.01%, due 03/15/40 144A	350,090
476,308		Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	471,229
1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50 144A	786,599
167,657		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.67%, due 04/25/36(c)	161,377
			101,797,859
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
173,233		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	155,490
		Sovereign Debt Obligations — 31.1%
1,055,000		Angola Government International Bonds, 8.00%, due 11/26/29(g)	946,179
240,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	212,656
390,000		Angola Government International Bonds, 9.13%, due 11/26/49(g)	313,831
5,505		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	4,484
2,200,000		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(l)	1,378,670
2,330,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(l)	1,550,978
327,438		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(l)	218,065
600,000		Bahamas Government International Bonds, 6.00%, due 11/21/28 144A	573,677
380,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(g)	394,076
975,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(g)	888,859
870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(g)	780,618
510,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	510,483
320,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(g) 144A	309,615
205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	196,054
215,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(g)	217,136
2,360,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,615,588
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
45,113,000	BRL	Brazil Letras do Tesouro Nacional, 12.24%, due 07/01/25	6,845,026
8,167,000	BRL	Brazil Letras do Tesouro Nacional, 12.55%, due 01/01/30	642,865
5,550,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.07%, due 07/01/27	623,009
7,975,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.49%, due 07/01/26	1,036,875
53,247,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 13.05%, due 01/01/26	7,461,452
140,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	88,260
366,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 08/15/50	217,192
21,069,000	BRL	Brazil Notas do Tesouro Nacional, Series F, 10.00%, due 01/01/35	2,562,871
41,713,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/27	6,127,299
94,540,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/29	12,872,467
90,191,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/31	11,641,785
54,262,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/33	6,758,620
548,000		Chile Government International Bonds, 2.55%, due 01/27/32	459,756
403,000		Chile Government International Bonds, 4.34%, due 03/07/42	338,736
5,870,000	CNY	China Government Bonds, 2.52%, due 08/25/33	856,079
5,790,000	CNY	China Government Bonds, 2.68%, due 05/21/30	842,408
7,120,000	CNY	China Government Bonds, 2.80%, due 03/25/30	1,039,683
22,640,000	CNY	China Government Bonds, 2.88%, due 02/25/33	3,385,568
5,630,000	CNY	China Government Bonds, 3.00%, due 10/15/53	942,473
4,690,000	CNY	China Government Bonds, 3.02%, due 05/27/31	699,842
6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	1,021,914
14,580,000	CNY	China Government Bonds, 3.53%, due 10/18/51	2,615,086
2,340,000	CNY	China Government Bonds, 3.72%, due 04/12/51	430,449
5,790,000	CNY	China Government Bonds, 3.81%, due 09/14/50	1,085,962
8,120,000	CNY	China Government Bonds, Series 1915, 3.13%, due 11/21/29	1,204,198
10,970,000	CNY	China Government Bonds, Series INBK, 2.27%, due 05/25/34	1,579,876
1,690,000		Colombia Government International Bonds, 4.50%, due 03/15/29	1,569,165
1,105,000		Colombia Government International Bonds, 5.00%, due 06/15/45	748,085
5,218,100,000	COP	Colombia TES, Series B, 5.75%, due 11/03/27	1,062,273
27,374,100,000	COP	Colombia TES, Series B, 6.00%, due 04/28/28	5,469,205
5,235,500,000	COP	Colombia TES, Series B, 6.25%, due 11/26/25	1,163,311
6,812,900,000	COP	Colombia TES, Series B, 6.25%, due 07/09/36	1,001,158
25,076,500,000	COP	Colombia TES, Series B, 7.00%, due 03/26/31	4,674,377
12,446,400,000	COP	Colombia TES, Series B, 7.00%, due 06/30/32	2,209,116
31,549,600,000	COP	Colombia TES, Series B, 7.25%, due 10/18/34	5,336,931
11,323,100,000	COP	Colombia TES, Series B, 7.25%, due 10/26/50	1,533,592
9,893,600,000	COP	Colombia TES, Series B, 7.50%, due 08/26/26	2,187,332
15,898,700,000	COP	Colombia TES, Series B, 7.75%, due 09/18/30	3,138,810
15,003,200,000	COP	Colombia TES, Series B, 9.25%, due 05/28/42	2,636,686
18,864,800,000	COP	Colombia TES, Series B, 13.25%, due 02/09/33	4,632,062
1,517,200,000	COP	Colombia TES, Series G, 7.00%, due 03/26/31	282,813
595,000		Costa Rica Government International Bonds, 6.13%, due 02/19/31(g)	600,206
34,210,000	CZK	Czech Republic Government Bonds, Series 103, 2.00%, due 10/13/33	1,189,708
24,930,000	CZK	Czech Republic Government Bonds, Series 105, 2.75%, due 07/23/29	979,927
58,870,000	CZK	Czech Republic Government Bonds, Series 11Y, 4.90%, due 04/14/34	2,561,400
55,220,000	CZK	Czech Republic Government Bonds, Series 121, 1.20%, due 03/13/31	1,935,668
36,730,000	CZK	Czech Republic Government Bonds, Series 130, 0.05%, due 11/29/29	1,258,965
37,320,000	CZK	Czech Republic Government Bonds, Series 138, 1.75%, due 06/23/32	1,320,189
10,450,000	CZK	Czech Republic Government Bonds, Series 145, 3.50%, due 05/30/35	405,222
136See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
93,690,000	CZK	Czech Republic Government Bonds, Series 149, 5.50%, due 12/12/28	4,109,916
174,530,000	CZK	Czech Republic Government Bonds, Series 150, 5.00%, due 09/30/30	7,608,001
175,880,000	CZK	Czech Republic Government Bonds, Series 153, 5.75%, due 03/29/29	7,799,259
45,000,000	CZK	Czech Republic Government Bonds, Series 156, 3.00%, due 03/03/33	1,709,938
13,370,000	CZK	Czech Republic Government Bonds, Series 49, 4.20%, due 12/04/36(g)	545,426
47,710,000	CZK	Czech Republic Government Bonds, Series 94, 0.95%, due 05/15/30(g)	1,690,699
15,220,000	CZK	Czech Republic Government Bonds, Series 95, 1.00%, due 06/26/26(g)	602,710
43,490,000	DOP	Dominican Republic Central Bank Notes, 10.50%, due 01/17/25(g)	712,215
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(g)	247,927
780,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(g)	698,100
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	339,762
1,865,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(g)	1,581,986
1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	997,965
214,450,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	3,739,136
23,800,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(g)	477,542
2,103,642		Ecuador Government International Bonds, 5.50%, due 07/31/35(g)(l)	1,200,030
167,137,000	EGP	Egypt Government Bonds, 25.32%, due 08/13/27	3,261,772
2,130,000		Egypt Government International Bonds, 5.88%, due 02/16/31(g)	1,779,815
440,000		Egypt Government International Bonds, 7.05%, due 01/15/32(g)	378,191
1,695,000		Egypt Government International Bonds, 7.60%, due 03/01/29(g)	1,646,004
340,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	360,825
1,020,000		El Salvador Government International Bonds, 9.25%, due 04/17/30(g)	1,082,475
510,000		El Salvador Government International Bonds, 9.65%, due 11/21/54 144A	539,942
1,275,000		Gabon Government International Bonds, 7.00%, due 11/24/31(g)	951,216
3,009,600		Ghana Government International Bonds, 1.50%, due 01/03/37 144A	1,216,330
89,540		Ghana Government International Bonds, 5.00%, due 07/03/29 144A	77,553
128,760		Ghana Government International Bonds, 5.00%, due 07/03/35 144A	90,859
11,840		Ghana Government International Bonds, 5.13%, due 07/03/26 144A	11,032
300,000		Guatemala Government Bonds, 4.38%, due 06/05/27(g)	288,450
1,340,000		Guatemala Government Bonds, 4.88%, due 02/13/28(g)	1,295,445
1,155,000		Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 01/14/29 144A	1,234,433
1,055,000		Honduras Government International Bonds, 5.63%, due 06/24/30(g)	945,280
143,770,000	HUF	Hungary Government Bonds, Series 26/D, 2.75%, due 12/22/26	339,960
50,000	HUF	Hungary Government Bonds, Series 26/H, 9.50%, due 10/21/26	133
1,148,640,000	HUF	Hungary Government Bonds, Series 26/H, 9.50%, due 10/21/26	3,052,277
182,140,000	HUF	Hungary Government Bonds, Series 27/A, 3.00%, due 10/27/27	420,505
687,590,000	HUF	Hungary Government Bonds, Series 28/A, 6.75%, due 10/22/28	1,750,046
1,516,980,000	HUF	Hungary Government Bonds, Series 28/B, 4.50%, due 03/23/28	3,614,538
554,140,000	HUF	Hungary Government Bonds, Series 29/A, 2.00%, due 05/23/29	1,181,456
269,140,000	HUF	Hungary Government Bonds, Series 30/A, 3.00%, due 08/21/30	579,544
224,860,000	HUF	Hungary Government Bonds, Series 31/A, 3.25%, due 10/22/31	473,805
1,684,120,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	3,780,301
456,210,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	1,024,043
571,580,000	HUF	Hungary Government Bonds, Series 33/A, 2.25%, due 04/20/33	1,054,810
390,900,000	HUF	Hungary Government Bonds, Series 35/A, 7.00%, due 10/24/35	1,016,413
466,370,000	HUF	Hungary Government Bonds, Series 38/A, 3.00%, due 10/27/38	774,945
423,440,000	HUF	Hungary Government Bonds, Series 41/A, 3.00%, due 04/25/41	663,105
259,610,000	HUF	Hungary Government Bonds, Series 51/G, 4.00%, due 04/28/51	425,585
132,812,000,000	IDR	Indonesia Treasury Bonds, 6.75%, due 07/15/35	8,106,010
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
57,194,000,000	IDR	Indonesia Treasury Bonds, Series 100, 6.63%, due 02/15/34	3,464,030
8,139,000,000	IDR	Indonesia Treasury Bonds, Series 101, 6.88%, due 04/15/29	503,624
6,017,000,000	IDR	Indonesia Treasury Bonds, Series FR54, 9.50%, due 07/15/31	421,584
6,443,000,000	IDR	Indonesia Treasury Bonds, Series FR56, 8.38%, due 09/15/26	409,310
2,658,000,000	IDR	Indonesia Treasury Bonds, Series FR58, 8.25%, due 06/15/32	176,354
6,751,000,000	IDR	Indonesia Treasury Bonds, Series FR59, 7.00%, due 05/15/27	419,510
7,852,000,000	IDR	Indonesia Treasury Bonds, Series FR64, 6.13%, due 05/15/28	475,433
90,956,000,000	IDR	Indonesia Treasury Bonds, Series FR68, 8.38%, due 03/15/34	6,145,506
8,328,000,000	IDR	Indonesia Treasury Bonds, Series FR71, 9.00%, due 03/15/29	554,294
15,788,000,000	IDR	Indonesia Treasury Bonds, Series FR72, 8.25%, due 05/15/36	1,068,287
16,736,000,000	IDR	Indonesia Treasury Bonds, Series FR73, 8.75%, due 05/15/31	1,129,958
10,159,000,000	IDR	Indonesia Treasury Bonds, Series FR74, 7.50%, due 08/15/32	647,146
23,024,000,000	IDR	Indonesia Treasury Bonds, Series FR75, 7.50%, due 05/15/38	1,475,567
4,546,000,000	IDR	Indonesia Treasury Bonds, Series FR76, 7.38%, due 05/15/48	289,359
14,309,000,000	IDR	Indonesia Treasury Bonds, Series FR78, 8.25%, due 05/15/29	929,485
43,397,000,000	IDR	Indonesia Treasury Bonds, Series FR79, 8.38%, due 04/15/39	2,992,169
29,830,000,000	IDR	Indonesia Treasury Bonds, Series FR81, 6.50%, due 06/15/25	1,851,035
71,130,000,000	IDR	Indonesia Treasury Bonds, Series FR83, 7.50%, due 04/15/40	4,581,223
13,243,000,000	IDR	Indonesia Treasury Bonds, Series FR87, 6.50%, due 02/15/31	800,866
23,108,000,000	IDR	Indonesia Treasury Bonds, Series FR88, 6.25%, due 06/15/36	1,349,955
33,436,000,000	IDR	Indonesia Treasury Bonds, Series FR91, 6.38%, due 04/15/32	1,999,408
6,949,000,000	IDR	Indonesia Treasury Bonds, Series FR92, 7.13%, due 06/15/42	431,451
18,122,000,000	IDR	Indonesia Treasury Bonds, Series FR95, 6.38%, due 08/15/28	1,104,795
40,472,000,000	IDR	Indonesia Treasury Bonds, Series FR96, 7.00%, due 02/15/33	2,510,974
6,443,000,000	IDR	Indonesia Treasury Bonds, Series FR97, 7.13%, due 06/15/43	401,612
80,932,000,000	IDR	Indonesia Treasury Bonds, Series FR98, 7.13%, due 06/15/38	5,046,295
1,060,000		Ivory Coast Government International Bonds, 6.13%, due 06/15/33(g)(h)	946,711
1,110,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(g)	1,104,250
2,090,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	2,044,501
440,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37 144A	427,936
590,000		Jamaica Government International Bonds, 6.75%, due 04/28/28	609,735
224,500,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	1,519,868
990,000		Jordan Government International Bonds, 7.50%, due 01/13/29(g)	986,201
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	823,147
950,000		Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 07/18/28(g)	949,838
7,844,000	MYR	Malaysia Government Bonds, 4.05%, due 04/18/39	1,771,049
11,518,000	MYR	Malaysia Government Bonds, Series 0118, 3.88%, due 03/14/25	2,579,050
11,000,000	MYR	Malaysia Government Bonds, Series 0119, 3.91%, due 07/15/26	2,478,630
3,721,000	MYR	Malaysia Government Bonds, Series 0120, 4.07%, due 06/15/50	820,294
32,460,000	MYR	Malaysia Government Bonds, Series 0122, 3.58%, due 07/15/32	7,150,299
2,380,000	MYR	Malaysia Government Bonds, Series 0123, 4.46%, due 03/31/53	556,307
2,586,000	MYR	Malaysia Government Bonds, Series 0212, 3.89%, due 03/15/27	583,610
1,597,000	MYR	Malaysia Government Bonds, Series 0216, 4.74%, due 03/15/46	387,936
39,897,000	MYR	Malaysia Government Bonds, Series 0219, 3.89%, due 08/15/29	9,021,039
14,071,000	MYR	Malaysia Government Bonds, Series 0220, 2.63%, due 04/15/31	2,948,460
10,203,000	MYR	Malaysia Government Bonds, Series 0222, 4.70%, due 10/15/42	2,462,359
2,748,000	MYR	Malaysia Government Bonds, Series 0223, 3.52%, due 04/20/28	613,596
1,921,000	MYR	Malaysia Government Bonds, Series 0307, 3.50%, due 05/31/27	429,766
4,721,000	MYR	Malaysia Government Bonds, Series 0310, 4.50%, due 04/15/30	1,096,671
138See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
12,842,000	MYR	Malaysia Government Bonds, Series 0311, 4.39%, due 04/15/26	2,909,290
11,222,000	MYR	Malaysia Government Bonds, Series 0316, 3.90%, due 11/30/26	2,532,139
3,620,000	MYR	Malaysia Government Bonds, Series 0317, 4.76%, due 04/07/37	873,635
16,794,000	MYR	Malaysia Government Bonds, Series 0318, 4.64%, due 11/07/33	3,982,337
2,614,000	MYR	Malaysia Government Bonds, Series 0411, 4.23%, due 06/30/31	599,727
624,000	MYR	Malaysia Government Bonds, Series 0412, 4.13%, due 04/15/32	142,382
3,363,000	MYR	Malaysia Government Bonds, Series 0413, 3.84%, due 04/15/33	752,819
5,018,000	MYR	Malaysia Government Bonds, Series 0415, 4.25%, due 05/31/35	1,160,002
6,866,000	MYR	Malaysia Government Bonds, Series 0417, 3.90%, due 11/16/27	1,552,007
6,402,000	MYR	Malaysia Government Bonds, Series 0418, 4.89%, due 06/08/38	1,567,349
3,486,000	MYR	Malaysia Government Bonds, Series 0419, 3.83%, due 07/05/34	780,401
26,808,000	MYR	Malaysia Government Bonds, Series 0513, 3.73%, due 06/15/28	6,022,750
3,943,000	MYR	Malaysia Government Bonds, Series 0519, 3.76%, due 05/22/40	857,447
103,447,300	MXN	Mexico Bonos, Series M, 5.00%, due 03/06/25	4,929,310
56,032,700	MXN	Mexico Bonos, Series M, 5.50%, due 03/04/27	2,468,707
96,892,600	MXN	Mexico Bonos, Series M, 5.75%, due 03/05/26	4,447,823
3,902,000	MXN	Mexico Bonos, Series M, 7.00%, due 09/03/26	179,705
87,747,800	MXN	Mexico Bonos, Series M, 7.50%, due 05/26/33	3,569,711
140,105,300	MXN	Mexico Bonos, Series M, 7.75%, due 05/29/31	6,014,831
218,344,300	MXN	Mexico Bonos, Series M, 7.75%, due 11/23/34	8,791,219
218,503,900	MXN	Mexico Bonos, Series M, 7.75%, due 11/13/42	8,070,369
65,654,200	MXN	Mexico Bonos, Series M, 8.00%, due 11/07/47	2,437,508
23,163,200	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	845,746
33,388,100	MXN	Mexico Bonos, Series M, 8.50%, due 03/01/29	1,520,555
81,091,000	MXN	Mexico Bonos, Series M, 8.50%, due 05/31/29	3,695,797
138,211,000	MXN	Mexico Bonos, Series M 20, 7.50%, due 06/03/27	6,315,588
28,883,700	MXN	Mexico Bonos, Series M 20, 8.50%, due 05/31/29	1,316,401
45,923,400	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	1,884,362
66,332,500	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	2,721,803
7,390,300	MXN	Mexico Bonos, Series M 30, 10.00%, due 11/20/36	345,762
2,020,000		Mexico Government International Bonds, 2.66%, due 05/24/31	1,643,954
624,000		Mexico Government International Bonds, 4.75%, due 03/08/44	475,651
595,000		Mexico Government International Bonds, 4.88%, due 05/19/33	533,867
1,130,000		Mexico Government International Bonds, 6.00%, due 05/07/36	1,066,191
20,257,565	MXN	Mexico Udibonos, Series S, 4.50%, due 11/22/35	890,720
320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	336,938
740,000		Montenegro Government International Bonds, 7.25%, due 03/12/31 144A	760,335
350,000		Mozambique International Bonds, 9.00%, due 09/15/31(g)(l)	275,634
590,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(g)	535,101
1,000,000		Nigeria Government International Bonds, 8.38%, due 03/24/29(g)	973,475
1,520,000		Oman Government International Bonds, 5.63%, due 01/17/28 144A	1,519,286
1,190,000		Pakistan Government International Bonds, 6.88%, due 12/05/27(g)	1,073,896
645,000		Panama Government International Bonds, 6.40%, due 02/14/35	586,896
2,110,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(g)	1,794,027
5,919,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31 144A	767,863
5,723,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(g)	744,239
6,650,000	PEN	Peru Government Bonds, 5.94%, due 02/12/29	1,827,098
11,333,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(g) 144A	3,177,548
8,624,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(g) 144A	2,404,820
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
8,851,000	PEN	Peru Government International Bonds, 5.94%, due 02/12/29(g)	2,431,826
5,855,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(g)	1,639,376
4,830,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(g)	1,276,443
10,343,670	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(g)	2,900,112
11,979,330	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(g)	3,358,711
7,080,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33 144A	1,985,091
11,898,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(g)	3,335,963
12,200,000	PHP	Philippines Government Bonds, Series 1069, 6.75%, due 09/15/32	217,994
136,800,000	PHP	Philippines Government Bonds, Series 1072, 6.25%, due 01/25/34	2,381,061
1,955,732		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37 144A	1,308,874
1,570,342		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(g)(l)	1,050,951
140,546		Provincia de Cordoba, 6.88%, due 12/10/25 144A	138,868
400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	380,184
1,993,862	GHS	Republic of Ghana Government Bonds, Series G10Y, 9.25%, (Unsecured), due 02/08/33	58,714
790,301	GHS	Republic of Ghana Government Bonds, Series G11Y, 9.40%, (Unsecured), due 02/07/34	22,530
791,660	GHS	Republic of Ghana Government Bonds, Series G12Y, 9.55%, (Unsecured), due 02/06/35	22,077
793,023	GHS	Republic of Ghana Government Bonds, Series G13Y, 9.70%, (Unsecured), due 02/05/36	21,813
794,385	GHS	Republic of Ghana Government Bonds, Series G14Y, 9.85%, (Unsecured), due 02/03/37	21,694
800,722	GHS	Republic of Ghana Government Bonds, Series G15Y, 10.00%, (Unsecured), due 02/02/38	21,819
10,156,296	GHS	Republic of Ghana Government Bonds, Series G4Y, 8.35%, (Unsecured), due 02/16/27	515,419
4,346,363	GHS	Republic of Ghana Government Bonds, Series G5Y, 8.50%, (Unsecured), due 02/15/28	192,971
10,277,035	GHS	Republic of Ghana Government Bonds, Series G6Y, 8.65%, (Unsecured), due 02/13/29	407,337
7,535,828	GHS	Republic of Ghana Government Bonds, Series G7Y, 8.80%, (Unsecured), due 02/12/30	270,559
5,699,756	GHS	Republic of Ghana Government Bonds, Series G8Y, 8.95%, (Unsecured), due 02/11/31	189,393
1,991,238	GHS	Republic of Ghana Government Bonds, Series G9Y, 9.10%, (Unsecured), due 02/10/32	62,439
350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(g)	276,028
565,000		Republic of Kenya Government International Bonds, 7.00%, due 05/22/27(g)	556,875
1,050,000		Republic of Kenya Government International Bonds, 7.25%, due 02/28/28(g)	1,003,301
265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(g)	240,951
1,580,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,563,955
35,350,000	KES	Republic of Kenya Infrastructure Bonds, Series 7Y, 17.93%, due 05/06/30	303,422
193,450,000	KES	Republic of Kenya Infrastructure Bonds, Series 8.5Y, 18.46%, due 08/09/32	1,768,588
4,343,000	PLN	Republic of Poland Government Bonds, Series 0428, 2.75%, due 04/25/28	971,809
13,986,000	PLN	Republic of Poland Government Bonds, Series 0432, 1.75%, due 04/25/32	2,601,804
8,301,000	PLN	Republic of Poland Government Bonds, Series 0527, 3.75%, due 05/25/27	1,949,168
1,834,000	PLN	Republic of Poland Government Bonds, Series 0726, 2.50%, due 07/25/26	427,174
3,743,000	PLN	Republic of Poland Government Bonds, Series 0727, 2.50%, due 07/25/27	849,453
33,563,000	PLN	Republic of Poland Government Bonds, Series 0728, 7.50%, due 07/25/28	8,675,752
5,958,000	PLN	Republic of Poland Government Bonds, Series 1026, 0.25%, due 10/25/26	1,324,352
18,189,000	PLN	Republic of Poland Government Bonds, Series 1029, 2.75%, due 10/25/29	3,910,244
8,242,000	PLN	Republic of Poland Government Bonds, Series 1030, 1.25%, due 10/25/30	1,577,879
14,543,000	PLN	Republic of Poland Government Bonds, Series 1033, 6.00%, due 10/25/33	3,567,181
2,271,000	PLN	Republic of Poland Government Bonds, Series 1034, 5.00%, due 10/25/34	515,791
9,099,571	ZAR	Republic of South Africa Government Bonds, 11.63%, due 03/31/53	503,830
162,006,422	ZAR	Republic of South Africa Government Bonds, Series 2030, 8.00%, due 01/31/30	8,225,400
65,323,729	ZAR	Republic of South Africa Government Bonds, Series 2032, 8.25%, due 03/31/32	3,205,377
156,231,946	ZAR	Republic of South Africa Government Bonds, Series 2035, 8.88%, due 02/28/35	7,542,981
210,249,417	ZAR	Republic of South Africa Government Bonds, Series 2037, 8.50%, due 01/31/37	9,464,062
189,796,853	ZAR	Republic of South Africa Government Bonds, Series 2040, 9.00%, due 01/31/40	8,567,715
140See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
159,160,020	ZAR	Republic of South Africa Government Bonds, Series 2044, 8.75%, due 01/31/44	6,844,086
226,804,163	ZAR	Republic of South Africa Government Bonds, Series 2048, 8.75%, due 02/28/48	9,668,815
88,162,301	ZAR	Republic of South Africa Government Bonds, Series R186, 10.50%, due 12/21/26	4,866,478
14,732,506	ZAR	Republic of South Africa Government Bonds, Series R209, 6.25%, due 03/31/36	563,017
43,005,918	ZAR	Republic of South Africa Government Bonds, Series R213, 7.00%, due 02/28/31	2,025,853
82,281,783	ZAR	Republic of South Africa Government Bonds, Series R214, 6.50%, due 02/28/41	2,912,148
4,415,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	4,152,098
5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,370,289
5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,317,971
380,000		Republic of Uzbekistan International Bonds, 3.90%, due 10/19/31(g)	313,178
500,000	EUR	Republic of Uzbekistan International Bonds, 5.38%, due 05/29/27 144A	521,281
320,000		Republic of Uzbekistan International Bonds, 5.38%, due 02/20/29(g)	301,514
600,000		Republic of Uzbekistan International Bonds, 6.90%, due 02/28/32 144A	586,435
1,405,000	RON	Romania Government Bonds, 8.75%, due 10/30/28	307,193
1,570,000	RON	Romania Government Bonds, Series 10Y, 5.00%, due 02/12/29	303,636
3,330,000	RON	Romania Government Bonds, Series 10Y, 6.70%, due 02/25/32	669,908
1,650,000	RON	Romania Government Bonds, Series 10Y, 7.20%, due 10/30/33	340,237
2,435,000	RON	Romania Government Bonds, Series 10Y, 8.25%, due 09/29/32	533,611
2,275,000	RON	Romania Government Bonds, Series 10YR, 4.15%, due 10/24/30	406,568
1,500,000	RON	Romania Government Bonds, Series 15Y, 3.65%, due 09/24/31	254,996
1,560,000	RON	Romania Government Bonds, Series 15YR, 5.80%, due 07/26/27	316,366
2,595,000	RON	Romania Government Bonds, Series 8Y, 4.85%, due 07/25/29	493,067
736,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	657,919
350,000		Senegal Government International Bonds, 6.25%, due 05/23/33(g)	280,739
867,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	807,227
11,455,000	SGD	Singapore Government Bonds, 2.38%, due 06/01/25	8,376,710
153,831		Sri Lanka Government International Bonds, 3.10%, due 01/15/30 144A	127,680
301,737		Sri Lanka Government International Bonds, 3.35%, due 03/15/33 144A	229,712
203,742		Sri Lanka Government International Bonds, 3.60%, due 06/15/35 144A	147,713
141,402		Sri Lanka Government International Bonds, 3.60%, due 05/15/36 144A	107,819
282,922		Sri Lanka Government International Bonds, 3.60%, due 02/15/38 144A	216,803
196,926		Sri Lanka Government International Bonds, 4.00%, due 04/15/28 144A	184,874
126,643,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	3,721,889
31,000,000	THB	Thailand Government Bonds, 2.65%, due 06/17/28	927,394
21,926,000	THB	Thailand Government Bonds, 2.80%, due 06/17/34	671,636
69,347,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	2,203,200
11,367,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	367,167
57,886,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	1,884,974
48,055,229	THB	Thailand Government Bonds, Series ILB, 1.25%, due 03/12/28(g)	1,372,496
5,281,000	THB	Thailand Government Bonds, Series THAI, 2.75%, due 06/17/52	155,193
310,000		Trinidad & Tobago Government International Bonds, 4.50%, due 08/04/26(g)	304,420
38,421,001	TRY	Turkiye Government Bonds, 12.60%, due 10/01/25	911,648
31,657,744	TRY	Turkiye Government Bonds, 17.30%, due 07/19/28	637,857
442,978,181	TRY	Turkiye Government Bonds, 26.20%, due 10/05/33	12,032,792
34,696,000	TRY	Turkiye Government Bonds, 27.70%, due 09/27/34	986,351
118,075,262	TRY	Turkiye Government Bonds, 30.00%, due 09/12/29	3,277,078
69,492,174	TRY	Turkiye Government Bonds, 31.08%, due 11/08/28	1,945,075
620,000		Turkiye Government International Bonds, 7.63%, due 05/15/34	630,685
545,000		Turkiye Government International Bonds, 9.38%, due 01/19/33	613,903
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,175,000		Turkiye Ihracat Kredi Bankasi AS, 9.38%, due 01/31/26 144A	1,222,837
24,910		Ukraine Government International Bonds, 0.00%, due 02/01/30 144A	13,676
78,665		Ukraine Government International Bonds, 0.00%, due 02/01/35 144A	46,647
65,554		Ukraine Government International Bonds, 0.00%, due 02/01/36 144A	38,671
228,015		Ukraine Government International Bonds, 1.75%, due 02/01/34 144A	129,113
137,540		Ukraine Government International Bonds, 1.75%, due 02/01/34(g)(l)	77,882
114,007		Ukraine Government International Bonds, 1.75%, due 02/01/35 144A	62,958
240,696		Ukraine Government International Bonds, 1.75%, due 02/01/35(g)(l)	132,920
114,007		Ukraine Government International Bonds, 1.75%, due 02/01/36 144A	62,067
309,466		Ukraine Government International Bonds, 1.75%, due 02/01/36(g)(l)	168,476
37,565		Ukraine Government International Bonds, 3.00%, due 02/01/30(g)(l)	20,623
93,087		Ukraine Government International Bonds, 3.00%, due 02/01/34 144A	38,749
140,377		Ukraine Government International Bonds, 3.00%, due 02/01/34(g)(l)	58,435
118,628		Ukraine Government International Bonds, 3.00%, due 02/01/35(g)(l)	70,344
98,857		Ukraine Government International Bonds, 3.00%, due 02/01/36(g)(l)	58,317
5,160,583	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	117,136
7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(g)	176,891
22,105,339	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	506,248
661,505		Zambia Government International Bonds, 5.75%, due 06/30/33(g)(l)	581,600
			577,268,735
		U.S. Government and Agency Obligations — 8.1%
741,500		U.S. Treasury Notes, 2.25%, due 11/15/25	728,882
5,000,000		U.S. Treasury Notes, 3.50%, due 09/30/26	4,937,500
10,000,000		U.S. Treasury Notes, 3.50%, due 09/30/29	9,623,047
8,000,000		U.S. Treasury Notes, 3.75%, due 08/31/26	7,937,500
27,110,000		U.S. Treasury Notes, 3.88%, due 08/15/34	25,648,602
65,540,000		U.S. Treasury Notes, 4.13%, due 10/31/26	65,396,631
6,560,000		U.S. Treasury Notes, 4.13%, due 11/30/29	6,485,688
4,562,300		U.S. Treasury Notes, 4.25%, due 10/15/25(h)(m)	4,563,789
16,280,000		U.S. Treasury Notes, 4.25%, due 11/30/26	16,276,820
6,620,000		U.S. Treasury Notes, 4.25%, due 11/15/34	6,449,845
3,142,700		U.S. Treasury Notes, 4.63%, due 06/30/25(h)(m)	3,150,415
			151,198,719
		TOTAL DEBT OBLIGATIONS (COST $1,635,743,373)	1,591,559,575

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.(d)(e)	91,294
	TOTAL COMMON STOCK (COST $0)	91,294
	PREFERRED STOCKS — 0.1%
	Utilities — 0.0%
9,104	NextEra Energy, Inc., 7.30%	444,184
142See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Shares	Description	Value ($)
	Technology — 0.1%
7,193	Hewlett Packard Enterprise Co., 7.63%	451,073
	TOTAL PREFERRED STOCKS (COST $906,865)	895,257

Number of Contracts	Notional Value ($)	Description	Value ($)
PURCHASED OPTION — 0.0%

		PURCHASED FUTURES OPTION — 0.0%
		Call Option — 0.0%
759,000	82,510,890	U.S. Treasury Note 10-Year Futures Option with Chicago Board of Trade, Strike Price $111.00, Expires 02/21/25	249,047
		TOTAL PURCHASED FUTURES OPTION (PREMIUMS PAID $264,891)	249,047

Par Value(a)		Description	Value ($)
		SHORT-TERM INVESTMENTS — 9.4%
		Mutual Fund - Securities Lending Collateral — 2.2%
40,109,359		State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(n)(o)	40,109,359
		Sovereign Debt Obligations — 0.3%
119,525,000	EGP	Egypt Treasury Bills, 24.43%, due 01/14/25	2,341,805
119,525,000	EGP	Egypt Treasury Bills, 26.77%, due 03/11/25	2,240,726
416,642,000	NGN	Nigeria OMO Bills, 24.52%, due 05/20/25(f)	246,486
1,302,001,000	NGN	Nigeria OMO Bills, 24.52%, due 05/20/25(f)	770,267
133,723,000	NGN	Nigeria Treasury Bills, 22.21%, due 03/06/25	83,100
95,676,000	NGN	Nigeria Treasury Bills, 22.70%, due 03/27/25	58,706
807,250,000	NGN	Nigeria Treasury Bills, 22.70%, due 03/27/25	495,320
			6,236,410

	U.S. Government and Agency Obligations — 6.9%
46,180,000	U.S. Treasury Bills, 4.28%, due 02/13/25(f)(p)	45,951,920
73,235,000	U.S. Treasury Bills, 4.29%, due 02/06/25(f)	72,935,111
2,408,500	U.S. Treasury Bills, 4.24%, due 01/28/25(f)	2,401,212
1,133,500	U.S. Treasury Bills, 4.25%, due 01/07/25(f)	1,132,856
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
	U.S. Government and Agency Obligations — continued
7,000,000	U.S. Treasury Bills, 4.45%, due 05/08/25(f)	6,898,803
		129,319,902
	TOTAL SHORT-TERM INVESTMENTS (COST $175,916,744)	175,665,671
	TOTAL INVESTMENTS — 95.1% (Cost $1,812,831,873)	1,768,460,844
	Other Assets and Liabilities (net) — 4.9%	91,031,570
	NET ASSETS — 100.0%	$1,859,492,414

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2024.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,437,042 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2024 was $2,227,585.

(f)	Interest rate presented is yield to maturity.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)	All or a portion of this security is out on loan.
(i)	Security is perpetual and has no stated maturity date.
(j)	Security is currently in default.
(k)	Year of maturity is greater than 2100.
(l)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(m)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(n)	The rate disclosed is the 7-day net yield as of December 31, 2024.
(o)	Represents an investment of securities lending cash collateral.
(p)	When-issued security.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $618,471,234 which represents 33.3% of net assets.

144See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	930,000	USD	600,197	01/15/25	HSBC Bank PLC	$(24,377)
AUD	4,032,727	USD	2,715,437	01/16/25	JPMorgan Chase Bank N.A.	(218,525)
AUD	1,400,000	USD	909,796	01/15/25	Morgan Stanley and Co. International PLC	(42,970)
AUD	1,120,000	USD	722,715	01/15/25	State Street Bank London	(29,254)
AUD	1,100,000	USD	703,890	01/15/25	UBS AG	(22,813)
BRL	4,640,000	USD	749,318	01/03/25	Barclays Bank PLC	1,753
BRL	35,616,400	USD	5,829,465	03/06/25	BNP Paribas S.A.	(129,652)
BRL	3,198,619	USD	527,451	03/06/25	Citibank N.A.	(15,565)
BRL	10,130,704	USD	1,618,323	03/06/25	Citibank N.A.	2,927
BRL	49,145,758	USD	8,412,201	01/03/25	Goldman Sachs & Co.	(457,045)
BRL	49,145,758	USD	7,936,592	01/03/25	Goldman Sachs & Co.	18,564
BRL	49,145,758	USD	8,027,074	02/04/25	Goldman Sachs & Co.	(119,266)
BRL	31,135,737	USD	5,285,785	01/03/25	HSBC Bank PLC	(245,886)
BRL	44,710,737	USD	7,213,843	01/03/25	HSBC Bank PLC	23,421
BRL	35,330,737	USD	5,770,262	02/04/25	HSBC Bank PLC	(85,363)
BRL	2,950,000	USD	484,414	03/06/25	HSBC Bank PLC	(12,316)
BRL	17,420,000	USD	2,864,146	01/03/25	JPMorgan Chase Bank N.A.	(44,395)
BRL	3,510,000	USD	566,834	01/03/25	JPMorgan Chase Bank N.A.	1,326
BRL	3,254,000	USD	538,593	01/16/25	JPMorgan Chase Bank N.A.	(13,183)
BRL	3,695,000	USD	596,709	01/03/25	Morgan Stanley and Co. International PLC	1,396
BRL	28,192,433	USD	4,680,381	03/06/25	Standard Chartered Bank	(168,652)
CAD	900,000	USD	636,446	01/15/25	Bank of America, N.A.	(10,369)
CAD	2,300,000	USD	1,639,277	01/15/25	HSBC Bank PLC	(39,302)
CHF	1,230,000	USD	1,419,986	01/16/25	Goldman Sachs & Co.	(61,213)
CHF	810,000	USD	921,890	01/15/25	Natwest Markets PLC	(27,189)
CHF	1,840,000	USD	2,084,338	01/15/25	Toronto Dominion Bank	(51,931)
CLP	78,050,000	USD	79,424	01/15/25	Barclays Bank PLC	(952)
CLP	2,996,205,000	USD	3,085,944	01/13/25	Deutsche Bank AG	(73,466)
CLP	4,171,641,638	USD	4,285,992	01/15/25	Goldman Sachs International	(91,786)
CLP	12,511,641,863	USD	12,800,812	03/19/25	Goldman Sachs International	(231,758)
CLP	920,003,000	USD	943,728	01/16/25	JPMorgan Chase Bank N.A.	(18,759)
CNH	24,420,000	USD	3,361,462	01/15/25	Barclays Bank PLC	(35,378)
CNH	17,130,000	USD	2,357,347	01/15/25	HSBC Bank PLC	(24,186)
CNH	34,833,400	USD	4,821,768	01/16/25	JPMorgan Chase Bank N.A.	(77,262)
CNH	14,311,896	USD	1,977,874	01/15/25	Morgan Stanley and Co. International PLC	(28,547)
CNH	6,500,000	USD	898,445	01/15/25	UBS AG	(13,124)
COP	4,392,050,000	USD	986,969	01/15/25	Barclays Bank PLC	8,297
COP	12,330,243,608	USD	2,777,887	03/19/25	Citibank N.A.	(7,780)
COP	4,684,300,000	USD	1,070,987	01/15/25	Goldman Sachs International	(9,496)
COP	1,573,180,000	USD	358,976	01/17/25	JPMorgan Chase Bank N.A.	(2,582)
COP	3,877,766,393	USD	871,408	03/19/25	Merrill Lynch International	(231)
CZK	32,940,000	USD	1,367,764	01/15/25	Barclays Bank PLC	(12,605)
CZK	41,140,000	USD	1,712,312	01/15/25	Citibank N.A.	(19,802)
CZK	5,150,000	USD	217,485	03/19/25	Citibank N.A.	(5,378)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CZK	26,680,000	USD	1,119,884	01/15/25	Deutsche Bank AG	$(22,262)
CZK	47,133,203	USD	1,958,820	01/15/25	UBS AG	(19,749)
EGP	27,913,650	USD	566,775	01/22/25	Citibank N.A.	(21,366)
EGP	24,970,000	USD	480,747	01/22/25	Citibank N.A.	7,145
EUR	1,350,000	USD	1,402,920	01/03/25	Bank of America, N.A.	(4,995)
EUR	1,370,000	USD	1,486,392	01/16/25	Bank of America, N.A.	(67,017)
EUR	270,000	USD	283,541	01/02/25	Barclays Bank PLC	(3,956)
EUR	2,090,000	USD	2,199,033	01/15/25	Barclays Bank PLC	(33,793)
EUR	2,165,000	USD	2,281,404	01/09/25	Citibank N.A.	(38,995)
EUR	760,000	USD	832,136	01/16/25	Citibank N.A.	(44,745)
EUR	3,860,000	USD	4,073,800	01/15/25	Deutsche Bank AG	(74,841)
EUR	1,730,000	USD	1,797,513	01/15/25	JPMorgan Chase Bank N.A.	(5,234)
EUR	1,104,000	USD	1,161,537	01/15/25	Natwest Markets PLC	(17,793)
EUR	1,290,000	USD	1,350,430	01/15/25	State Street Bank London	(13,990)
EUR	917,000	USD	963,158	01/15/25	Toronto Dominion Bank	(13,147)
EUR	1,855,000	USD	1,954,111	01/02/25	UBS AG	(33,258)
GBP	330,000	USD	427,454	01/16/25	Bank of America, N.A.	(14,209)
GBP	450,000	USD	563,987	01/15/25	Barclays Bank PLC	(465)
GBP	570,000	USD	725,520	01/15/25	HSBC Bank PLC	(11,727)
GBP	720,000	USD	913,555	01/15/25	JPMorgan Chase Bank N.A.	(11,921)
GBP	260,000	USD	325,578	01/15/25	Morgan Stanley and Co. International PLC	12
GBP	680,000	USD	865,298	01/15/25	Morgan Stanley and Co. International PLC	(13,755)
GBP	457,943	USD	578,703	01/15/25	State Street Bank London	(5,235)
GBP	215,000	USD	274,541	01/15/25	The BNY Mellon	(5,303)
GHS	8,280,000	USD	510,481	06/18/25	Standard Chartered Bank	(1,365)
GHS	8,280,000	USD	489,579	09/17/25	Standard Chartered Bank	(4,725)
HUF	39,510,000	USD	100,902	01/15/25	HSBC Bank PLC	(1,505)
HUF	2,634,124,000	USD	6,736,121	01/16/25	JPMorgan Chase Bank N.A.	(109,654)
HUF	232,150,000	USD	587,318	01/15/25	Morgan Stanley and Co. International PLC	(3,284)
HUF	645,619,599	USD	1,648,165	01/15/25	Natwest Markets PLC	(23,941)
IDR	2,312,412,760	USD	145,829	01/15/25	Bank of America, N.A.	(2,887)
IDR	147,630,845,345	USD	9,271,256	03/19/25	Citibank N.A.	(125,277)
IDR	6,118,280,000	USD	378,084	01/15/25	Deutsche Bank AG	120
IDR	22,944,094,125	USD	1,436,520	01/15/25	HSBC Bank PLC	(18,222)
IDR	27,874,273,000	USD	1,737,796	01/15/25	JPMorgan Chase Bank N.A.	(14,736)
IDR	7,991,676,000	USD	501,077	01/17/25	JPMorgan Chase Bank N.A.	(4,786)
IDR	5,122,830,000	USD	320,959	01/15/25	Morgan Stanley and Co. International PLC	(4,290)
INR	922,483,940	USD	10,890,702	01/15/25	Bank of America, N.A.	(125,182)
INR	50,691,715	USD	600,524	01/16/25	Citibank N.A.	(9,255)
INR	189,440,000	USD	2,230,794	01/15/25	JPMorgan Chase Bank N.A.	(20,002)
INR	59,133,200	USD	698,141	01/16/25	JPMorgan Chase Bank N.A.	(8,410)
JPY	271,800,000	USD	1,791,532	01/15/25	Barclays Bank PLC	(60,437)
JPY	547,500,000	USD	3,655,255	01/15/25	Deutsche Bank AG	(168,227)
146See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
JPY	145,970,000	USD	934,262	01/15/25	Goldman Sachs International	$(4,579)
JPY	133,020,000	USD	865,125	01/15/25	JPMorgan Chase Bank N.A.	(17,920)
JPY	474,517,021	USD	3,243,895	01/16/25	JPMorgan Chase Bank N.A.	(221,338)
JPY	369,970,000	USD	2,419,897	01/15/25	Morgan Stanley and Co. International PLC	(63,558)
JPY	143,800,000	USD	939,236	01/15/25	The BNY Mellon	(23,373)
JPY	194,240,000	USD	1,278,566	01/15/25	UBS AG	(41,451)
KRW	6,395,270,000	USD	4,545,727	01/15/25	HSBC Bank PLC	(216,365)
KRW	630,700,000	USD	437,588	01/15/25	JPMorgan Chase Bank N.A.	(10,627)
KRW	15,858,978,700	USD	11,360,462	01/16/25	JPMorgan Chase Bank N.A.	(583,680)
KRW	4,365,245,000	USD	3,070,872	01/13/25	Morgan Stanley Capital Services, Inc.	(104,786)
KZT	281,190,000	USD	520,722	03/26/25	Bank of America, N.A.	4,157
KZT	953,340,000	USD	1,793,678	03/26/25	Bank of America, N.A.	(14,142)
KZT	975,680,000	USD	1,884,098	01/22/25	Citibank N.A.	(32,086)
KZT	446,220,000	USD	871,523	03/26/25	Goldman Sachs International	(38,594)
MXN	14,830,000	USD	727,207	01/15/25	Goldman Sachs International	(15,465)
MXN	2,180,000	USD	107,392	01/15/25	HSBC Bank PLC	(2,766)
MXN	58,846,600	USD	2,899,139	01/16/25	JPMorgan Chase Bank N.A.	(75,386)
MXN	82,010,000	USD	4,002,608	03/19/25	Standard Chartered Bank	(108,787)
MXN	4,370,000	USD	211,578	01/15/25	State Street Bank London	(1,847)
MXN	8,890,000	USD	424,322	01/15/25	The BNY Mellon	2,339
MXN	2,460,000	USD	119,675	01/15/25	Toronto Dominion Bank	(1,611)
MXN	16,530,000	USD	812,727	01/15/25	UBS AG	(19,397)
MYR	19,657,473	USD	4,439,402	03/19/25	Goldman Sachs International	(29,249)
MYR	5,610,000	USD	1,285,916	03/19/25	Morgan Stanley and Co. International PLC	(27,313)
NGN	396,850,775	USD	229,120	02/13/25	Citibank N.A.	21,560
NGN	127,745,000	USD	95,332	02/13/25	Citibank N.A.	(14,639)
NGN	2,894,960,000	USD	1,563,990	08/12/25	Citibank N.A.	81,817
NGN	1,292,800,000	USD	805,483	02/13/25	Standard Chartered Bank	11,142
NOK	10,953,484	USD	1,000,779	01/16/25	BNP Paribas S.A.	(36,361)
NOK	29,590,400	USD	2,681,076	01/15/25	Natwest Markets PLC	(75,733)
NOK	1,470,000	USD	132,501	01/15/25	State Street Bank London	(3,072)
NZD	1,100,000	USD	640,654	01/15/25	Deutsche Bank AG	(24,350)
NZD	2,250,000	USD	1,316,232	01/15/25	HSBC Bank PLC	(55,610)
NZD	1,540,000	USD	909,368	01/15/25	Morgan Stanley and Co. International PLC	(46,543)
PEN	27,773,583	USD	7,348,481	01/15/25	Citibank N.A.	40,288
PEN	269,215	USD	72,255	03/19/25	Citibank N.A.	(760)
PEN	2,080,000	USD	547,440	01/15/25	Deutsche Bank AG	5,914
PHP	485,030,000	USD	8,344,746	03/19/25	Citibank N.A.	9,976
PHP	53,029,000	USD	904,504	01/15/25	Deutsche Bank AG	7,416
PHP	34,616,226	USD	585,154	01/15/25	HSBC Bank PLC	10,128
PHP	29,650,000	USD	504,389	01/15/25	JPMorgan Chase Bank N.A.	5,491
PHP	85,625,700	USD	1,459,869	01/16/25	JPMorgan Chase Bank N.A.	18,316
PHP	362,232,800	USD	6,165,599	01/17/25	JPMorgan Chase Bank N.A.	87,363
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	2,550,000	USD	618,932	03/19/25	Citibank N.A.	$(3,338)
PLN	20,438,684	USD	4,940,076	01/15/25	Deutsche Bank AG	6,164
PLN	2,170,000	USD	530,267	01/15/25	Goldman Sachs International	(5,119)
PLN	23,420,000	USD	5,734,917	03/19/25	Goldman Sachs International	(81,111)
PLN	274,000	USD	67,289	01/16/25	JPMorgan Chase Bank N.A.	(982)
PLN	1,930,000	USD	474,702	01/15/25	Morgan Stanley and Co. International PLC	(7,634)
PLN	1,970,000	USD	480,953	01/15/25	UBS AG	(4,205)
RON	3,880,000	USD	815,807	01/15/25	Barclays Bank PLC	(8,533)
RON	3,440,000	USD	718,491	01/15/25	Citibank N.A.	(2,763)
RON	3,110,000	USD	655,405	01/15/25	Goldman Sachs International	(8,338)
RON	16,930,000	USD	3,562,860	03/19/25	Goldman Sachs International	(54,582)
RON	750,000	USD	155,979	03/19/25	Merrill Lynch International	(562)
RSD	11,240,000	USD	101,016	03/19/25	Merrill Lynch International	(1,523)
SGD	1,010,000	USD	757,260	03/19/25	HSBC Bank PLC	(14,643)
SGD	8,270,000	USD	6,188,800	03/19/25	Standard Chartered Bank	(108,160)
THB	77,322,208	USD	2,256,924	03/19/25	Citibank N.A.	22,281
THB	51,111,643	USD	1,515,879	03/19/25	Citibank N.A.	(9,275)
THB	648,017,418	USD	18,748,905	01/15/25	HSBC Bank PLC	269,899
THB	41,310,000	USD	1,197,060	01/15/25	JPMorgan Chase Bank N.A.	15,356
THB	35,359,900	USD	1,027,949	01/16/25	JPMorgan Chase Bank N.A.	9,889
THB	110,537,792	USD	3,227,185	03/19/25	Standard Chartered Bank	31,105
THB	28,170,000	USD	815,635	01/15/25	UBS AG	11,132
TRY	131,746,081	USD	3,033,797	03/19/25	Barclays Bank PLC	430,209
TRY	258,400,000	USD	5,909,405	06/18/25	Barclays Bank PLC	349,119
TRY	8,590,000	USD	221,947	03/19/25	Citibank N.A.	3,911
TRY	3,680,000	USD	102,140	01/15/25	Deutsche Bank AG	732
TRY	19,990,000	USD	516,297	03/19/25	Goldman Sachs International	9,301
TRY	16,550,000	USD	353,708	06/18/25	Goldman Sachs International	47,138
TRY	15,090,000	USD	418,598	01/15/25	JPMorgan Chase Bank N.A.	3,233
TRY	57,595,672	USD	1,579,178	01/15/25	UBS AG	30,871
TWD	1,749,310	USD	53,668	01/15/25	Deutsche Bank AG	(462)
TWD	278,692,892	USD	8,642,176	03/19/25	Goldman Sachs International	(85,493)
TWD	101,100,690	USD	3,109,983	01/15/25	HSBC Bank PLC	(34,949)
TWD	160,887,108	USD	4,995,268	03/19/25	Standard Chartered Bank	(55,566)
TWD	14,900,000	USD	459,045	01/15/25	UBS AG	(5,853)
USD	452,619	AUD	700,000	01/15/25	Morgan Stanley and Co. International PLC	19,206
USD	1,262,425	AUD	2,020,000	01/15/25	State Street Bank London	11,719
USD	1,215,216	AUD	1,861,810	01/15/25	Toronto Dominion Bank	62,455
USD	749,136	BRL	4,640,000	01/03/25	Barclays Bank PLC	(1,934)
USD	3,559,776	BRL	21,930,000	03/06/25	Citibank N.A.	50,244
USD	8,069,911	BRL	49,145,758	01/03/25	Goldman Sachs & Co.	114,755
USD	7,936,592	BRL	49,145,758	01/03/25	Goldman Sachs & Co.	(18,564)
USD	6,692,851	BRL	40,710,737	01/03/25	HSBC Bank PLC	103,061
148See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,674,102	BRL	35,135,737	01/03/25	HSBC Bank PLC	$(13,272)
USD	14,761,867	BRL	87,052,499	03/06/25	HSBC Bank PLC	830,561
USD	587,454	BRL	3,510,000	01/03/25	JPMorgan Chase Bank N.A.	19,296
USD	2,813,171	BRL	17,420,000	01/03/25	JPMorgan Chase Bank N.A.	(6,580)
USD	1,727,836	BRL	10,486,300	01/16/25	JPMorgan Chase Bank N.A.	34,657
USD	621,792	BRL	3,695,000	01/03/25	Morgan Stanley and Co. International PLC	23,688
USD	1,665,876	BRL	10,540,000	03/06/25	Standard Chartered Bank	(20,875)
USD	58,319	CAD	80,000	01/16/25	BNP Paribas S.A.	2,666
USD	1,213,899	CAD	1,692,075	01/15/25	HSBC Bank PLC	36,822
USD	458,774	CAD	660,000	01/15/25	Natwest Markets PLC	(349)
USD	622,449	CAD	870,000	01/15/25	Toronto Dominion Bank	17,241
USD	862,938	CAD	1,240,000	01/15/25	UBS AG	343
USD	6,032,213	CHF	5,113,767	01/16/25	BNP Paribas S.A.	383,069
USD	3,598,220	CHF	3,160,906	01/15/25	Citibank N.A.	106,782
USD	3,628,756	CHF	3,190,000	01/15/25	HSBC Bank PLC	105,181
USD	1,408,673	CHF	1,250,000	01/15/25	JPMorgan Chase Bank N.A.	27,962
USD	490,170	CLP	488,420,000	01/15/25	Barclays Bank PLC	(892)
USD	1,404,190	CLP	1,400,118,000	01/13/25	Deutsche Bank AG	(3,532)
USD	1,609,121	CLP	1,596,087,000	01/13/25	Deutsche Bank AG	4,365
USD	822,813	CLP	802,410,000	01/15/25	Goldman Sachs International	16,063
USD	919,516	CLP	895,450,000	01/15/25	JPMorgan Chase Bank N.A.	19,223
USD	910,070	CLP	908,250,000	01/15/25	JPMorgan Chase Bank N.A.	(3,092)
USD	5,954,029	CNH	41,730,000	01/16/25	Bank of America, N.A.	270,167
USD	8,825,285	CNH	63,978,903	03/19/25	HSBC Bank PLC	95,309
USD	953,532	CNH	6,910,000	01/15/25	JPMorgan Chase Bank N.A.	12,367
USD	916,613	CNH	6,620,000	01/15/25	Morgan Stanley and Co. International PLC	14,948
USD	387,012	CNH	2,820,000	03/19/25	Standard Chartered Bank	2,220
USD	2,222,150	CNH	16,130,000	01/15/25	UBS AG	25,191
USD	589,803	COP	2,607,060,000	01/15/25	Bank of America, N.A.	(973)
USD	403,204	COP	1,769,770,000	01/15/25	Bank of America, N.A.	2,163
USD	476,671	COP	2,095,900,000	01/15/25	Barclays Bank PLC	1,727
USD	860,505	COP	3,757,910,000	01/15/25	Goldman Sachs International	8,940
USD	583,362	COP	2,583,490,000	01/15/25	JPMorgan Chase Bank N.A.	(2,073)
USD	471,452	COP	2,078,340,000	01/15/25	JPMorgan Chase Bank N.A.	487
USD	6,454,408	COP	28,580,120,100	01/17/25	JPMorgan Chase Bank N.A.	(20,233)
USD	1,613,958	COP	7,063,266,700	01/17/25	JPMorgan Chase Bank N.A.	13,821
USD	13,279,244	COP	58,723,474,210	01/15/25	Morgan Stanley and Co. International PLC	(27,859)
USD	941,655	CZK	22,350,000	01/15/25	Barclays Bank PLC	22,171
USD	2,374,931	CZK	56,740,000	01/15/25	Citibank N.A.	40,635
USD	20,721,754	CZK	495,524,028	03/19/25	Citibank N.A.	313,152
USD	993,361	CZK	23,970,000	03/19/25	Goldman Sachs International	6,135
USD	1,602,041	CZK	38,120,000	01/15/25	JPMorgan Chase Bank N.A.	33,776
USD	1,835,851	CZK	43,985,000	03/19/25	Merrill Lynch International	24,290
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,787,976	CZK	67,300,000	01/15/25	Morgan Stanley and Co. International PLC	$19,237
USD	183,412	CZK	4,342,000	01/15/25	State Street Bank London	4,781
USD	486,511	CZK	11,650,000	01/15/25	Toronto Dominion Bank	7,228
USD	669,025	CZK	16,130,000	01/15/25	UBS AG	5,433
USD	573,372	EGP	30,252,746	01/22/25	Citibank N.A.	(17,740)
USD	428,775	EGP	24,050,000	09/17/25	Citibank N.A.	6,717
USD	1,623,604	EGP	91,780,000	09/17/25	Goldman Sachs International	12,938
USD	442,308	EGP	23,000,000	01/22/25	Standard Chartered Bank	(7,092)
USD	1,335,088	EGP	75,280,000	09/17/25	Standard Chartered Bank	13,984
USD	1,428,057	EUR	1,350,000	01/03/25	Bank of America, N.A.	30,132
USD	1,261,269	EUR	1,199,000	01/06/25	Bank of America, N.A.	19,552
USD	4,179,554	EUR	3,975,000	01/14/25	Bank of America, N.A.	61,615
USD	9,029,039	EUR	8,190,942	01/16/25	Bank of America, N.A.	542,893
USD	4,209,005	EUR	4,032,000	01/31/25	Bank of America, N.A.	29,235
USD	1,404,635	EUR	1,350,000	02/03/25	Bank of America, N.A.	4,994
USD	285,836	EUR	270,000	01/02/25	Barclays Bank PLC	6,251
USD	3,617,683	EUR	3,437,000	01/13/25	Barclays Bank PLC	57,231
USD	279,656	EUR	266,000	01/14/25	Barclays Bank PLC	4,091
USD	1,016,707	EUR	960,000	01/15/25	Barclays Bank PLC	22,147
USD	2,284,306	EUR	2,165,000	01/09/25	Citibank N.A.	41,897
USD	3,758,190	EUR	3,600,000	01/31/25	Citibank N.A.	26,253
USD	917,358	EUR	870,000	01/15/25	Goldman Sachs International	16,039
USD	935,504	EUR	890,000	01/15/25	HSBC Bank PLC	13,464
USD	1,068,009	EUR	1,015,000	01/13/25	HSBC Bank USA, N.A.	16,552
USD	2,364,505	EUR	2,239,000	01/09/25	Morgan Stanley Capital Services, Inc.	45,450
USD	1,054,250	EUR	1,000,000	01/13/25	Morgan Stanley Capital Services, Inc.	18,331
USD	2,290,860	EUR	2,200,000	01/23/25	Morgan Stanley Capital Services, Inc.	10,946
USD	2,861,552	EUR	2,700,000	01/10/25	Royal Bank of Canada	64,900
USD	3,743,266	EUR	3,550,000	03/19/25	Standard Chartered Bank	54,976
USD	2,203,685	EUR	2,100,000	01/16/25	State Street Bank and Trust	28,001
USD	4,569,055	EUR	4,390,000	01/15/25	State Street Bank London	21,016
USD	189,405	EUR	180,000	01/15/25	Toronto Dominion Bank	2,925
USD	1,960,961	EUR	1,855,000	01/02/25	UBS AG	40,109
USD	6,624,015	EUR	6,280,961	01/15/25	UBS AG	116,940
USD	13,246,704	GBP	10,113,262	01/16/25	Bank of America, N.A.	582,282
USD	754,650	GBP	600,000	01/31/25	Bank of America, N.A.	3,389
USD	704,318	GBP	560,000	01/31/25	BNP Paribas S.A.	3,141
USD	1,596,533	GBP	1,266,000	01/15/25	HSBC Bank PLC	11,160
USD	938,984	GBP	740,000	01/15/25	Morgan Stanley and Co. International PLC	12,305
USD	1,099,913	GBP	860,000	01/15/25	The BNY Mellon	22,962
USD	1,042,487	GBP	820,000	01/15/25	UBS AG	15,627
USD	905,998	HUF	355,000,000	03/19/25	Barclays Bank PLC	15,797
USD	6,844,595	HUF	2,673,490,000	03/19/25	Citibank N.A.	140,531
150See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	408,721	HUF	159,200,000	01/15/25	Deutsche Bank AG	$8,212
USD	437,398	HUF	170,160,000	01/15/25	Goldman Sachs International	9,316
USD	427,005	HUF	169,740,000	01/15/25	Goldman Sachs International	(21)
USD	163,959	HUF	64,034,100	01/16/25	JPMorgan Chase Bank N.A.	2,873
USD	71,796	HUF	28,565,300	01/16/25	JPMorgan Chase Bank N.A.	(64)
USD	246,559	HUF	96,910,000	01/15/25	Morgan Stanley and Co. International PLC	2,757
USD	668,867	HUF	266,420,000	01/15/25	Morgan Stanley and Co. International PLC	(1,382)
USD	1,245,845	HUF	497,350,000	03/19/25	Standard Chartered Bank	(1,314)
USD	486,205	IDR	7,944,980,000	01/15/25	Bank of America, N.A.	(4,917)
USD	456,446	IDR	7,233,300,000	01/15/25	Deutsche Bank AG	9,317
USD	467,349	IDR	7,415,430,000	01/15/25	HSBC Bank PLC	8,962
USD	1,665,143	IDR	26,663,933,340	03/19/25	HSBC Bank PLC	13,267
USD	472,584	IDR	7,498,010,000	01/15/25	JPMorgan Chase Bank N.A.	9,091
USD	3,980,835	IDR	63,219,639,500	01/16/25	JPMorgan Chase Bank N.A.	54,698
USD	3,478,191	IDR	55,339,523,341	01/17/25	JPMorgan Chase Bank N.A.	41,548
USD	625,307	IDR	10,188,816,400	01/17/25	JPMorgan Chase Bank N.A.	(7,429)
USD	3,330,251	IDR	53,335,866,660	03/19/25	Standard Chartered Bank	26,004
USD	469,860	INR	39,979,000	01/15/25	Deutsche Bank AG	3,300
USD	470,460	JPY	72,140,000	01/15/25	Deutsche Bank AG	11,000
USD	841,225	JPY	125,660,000	01/15/25	HSBC Bank PLC	40,897
USD	2,248,529	JPY	345,540,000	01/15/25	JPMorgan Chase Bank N.A.	47,785
USD	1,967,406	JPY	303,460,577	01/15/25	Natwest Markets PLC	34,664
USD	1,818,031	JPY	276,880,000	01/15/25	UBS AG	54,582
USD	1,980,960	KES	264,260,000	03/19/25	Standard Chartered Bank	(34,111)
USD	483,624	KRW	697,830,000	01/15/25	Barclays Bank PLC	11,218
USD	384,125	KRW	538,820,000	01/15/25	Deutsche Bank AG	19,364
USD	1,303,694	KRW	1,849,160,000	01/15/25	Goldman Sachs International	51,881
USD	3,010,498	KRW	4,365,245,000	01/13/25	Morgan Stanley Capital Services, Inc.	44,411
USD	348,257	MXN	7,070,000	01/15/25	Bank of America, N.A.	8,944
USD	4,257,608	MXN	86,560,000	01/15/25	Barclays Bank PLC	103,303
USD	1,178,983	MXN	24,191,303	01/15/25	Deutsche Bank AG	17,960
USD	1,841,489	MXN	37,790,000	03/19/25	Goldman Sachs International	47,226
USD	884,143	MXN	18,020,000	01/15/25	HSBC Bank PLC	19,303
USD	1,547,356	MXN	31,650,000	01/15/25	JPMorgan Chase Bank N.A.	28,366
USD	7,602,433	MXN	155,226,934	01/16/25	JPMorgan Chase Bank N.A.	153,871
USD	65,018	MXN	1,320,000	01/15/25	Natwest Markets PLC	1,666
USD	713,924	MXN	14,620,000	01/15/25	State Street Bank London	12,261
USD	1,407,699	MYR	6,320,000	03/19/25	Barclays Bank PLC	(10,193)
USD	374,160	MYR	1,660,000	03/19/25	Goldman Sachs International	1,740
USD	962,099	MYR	4,290,000	03/19/25	Goldman Sachs International	(362)
USD	3,605,776	MYR	15,500,000	03/19/25	Morgan Stanley and Co. International PLC	128,352
USD	12,328,212	MYR	54,412,583	03/19/25	Standard Chartered Bank	126,361
USD	247,934	NGN	420,000,000	02/13/25	Citibank N.A.	(17,368)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	79,755	NGN	130,000,000	03/27/25	Citibank N.A.	$(239)
USD	39,394	NGN	65,000,000	05/20/25	Citibank N.A.	665
USD	165,976	NOK	1,860,000	01/15/25	The BNY Mellon	2,209
USD	766,195	NOK	8,680,000	01/15/25	UBS AG	1,948
USD	1,921,833	NZD	3,268,725	01/15/25	Deutsche Bank AG	90,444
USD	683,553	NZD	1,210,000	01/15/25	JPMorgan Chase Bank N.A.	5,619
USD	625,516	NZD	1,100,000	01/15/25	Morgan Stanley and Co. International PLC	9,212
USD	313,141	NZD	530,000	01/15/25	UBS AG	16,195
USD	1,045,804	PEN	3,910,000	01/15/25	Bank of America, N.A.	5,604
USD	7,312,301	PEN	27,773,583	01/15/25	Citibank N.A.	(76,468)
USD	7,318,082	PEN	27,773,583	01/15/25	Deutsche Bank AG	(70,688)
USD	182,555	PHP	10,770,000	01/15/25	Barclays Bank PLC	(2,653)
USD	1,371,946	PHP	81,200,000	01/15/25	Deutsche Bank AG	(24,420)
USD	1,260,176	PHP	74,316,227	01/15/25	Goldman Sachs International	(17,812)
USD	472,150	PHP	27,380,000	01/15/25	HSBC Bank PLC	1,307
USD	457,870	PHP	26,905,773	01/15/25	HSBC Bank PLC	(4,818)
USD	1,916,421	PHP	111,922,800	01/17/25	JPMorgan Chase Bank N.A.	(15,622)
USD	523,896	PHP	30,820,000	01/15/25	Natwest Markets PLC	(6,104)
USD	403,119	PLN	1,680,000	01/15/25	Bank of America, N.A.	(3,447)
USD	3,281,145	PLN	13,380,000	01/15/25	Goldman Sachs International	43,134
USD	3,676,779	PLN	15,008,850	01/16/25	JPMorgan Chase Bank N.A.	44,713
USD	452,688	PLN	1,860,000	01/15/25	Morgan Stanley and Co. International PLC	2,561
USD	1,490,517	PLN	6,040,000	01/15/25	Natwest Markets PLC	28,814
USD	295,051	PLN	1,200,000	01/15/25	Toronto Dominion Bank	4,647
USD	1,315,340	PLN	5,390,000	01/15/25	UBS AG	10,939
USD	4,892,015	RON	23,184,555	01/15/25	Deutsche Bank AG	68,229
USD	842,895	RON	3,970,000	01/15/25	Goldman Sachs International	16,896
USD	1,191,406	RON	5,640,000	01/15/25	UBS AG	17,947
USD	99,796	RSD	11,240,000	03/19/25	Citibank N.A.	303
USD	3,136,820	SGD	4,240,000	03/19/25	Barclays Bank PLC	19,297
USD	1,480,205	SGD	2,000,000	03/19/25	HSBC Bank PLC	9,676
USD	1,858,156	SGD	2,500,000	03/19/25	Merrill Lynch International	19,994
USD	753,773	THB	25,890,000	01/15/25	Barclays Bank PLC	(6,078)
USD	916,334	THB	31,050,000	01/15/25	Citibank N.A.	5,040
USD	4,760,373	THB	161,310,000	03/19/25	HSBC Bank PLC	5,484
USD	1,010,289	THB	34,550,000	01/15/25	JPMorgan Chase Bank N.A.	(3,727)
USD	491,755	THB	16,710,000	01/15/25	JPMorgan Chase Bank N.A.	1,329
USD	1,034,602	THB	35,360,000	01/15/25	Morgan Stanley and Co. International PLC	(3,187)
USD	488,120	THB	16,680,000	01/15/25	UBS AG	(1,425)
USD	1,135,430	TRY	48,374,999	03/19/25	Barclays Bank PLC	(136,496)
USD	5,053,187	TRY	218,110,000	06/18/25	Barclays Bank PLC	(229,502)
USD	223,549	TRY	8,590,000	03/19/25	Citibank N.A.	(2,308)
USD	219,100	TRY	8,420,000	03/19/25	Goldman Sachs International	(2,288)
152See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	355,914	TRY	16,550,000	06/18/25	Goldman Sachs International	$(44,932)
USD	1,802,244	TWD	58,437,756	01/15/25	Bank of America, N.A.	24,826
USD	604,287	TWD	19,620,000	01/15/25	Goldman Sachs International	7,534
USD	2,227,498	TWD	72,363,000	01/15/25	HSBC Bank PLC	26,535
USD	2,662,599	UGX	10,023,834,129	03/19/25	Standard Chartered Bank	3,587
USD	459,258	ZAR	8,120,000	01/15/25	Bank of America, N.A.	29,425
USD	917,003	ZAR	16,530,000	01/15/25	Barclays Bank PLC	41,986
USD	6,169,988	ZAR	112,426,732	01/15/25	HSBC Bank PLC	218,671
USD	2,503,184	ZAR	44,980,304	03/19/25	HSBC Bank PLC	135,862
USD	979,769	ZAR	17,910,000	01/15/25	JPMorgan Chase Bank N.A.	31,702
USD	1,858,546	ZAR	33,000,000	01/16/25	JPMorgan Chase Bank N.A.	111,854
USD	3,772,447	ZAR	68,013,100	01/24/25	JPMorgan Chase Bank N.A.	175,249
USD	1,118,917	ZAR	20,777,000	01/15/25	Morgan Stanley and Co. International PLC	19,084
USD	445,286	ZAR	8,030,000	01/15/25	Natwest Markets PLC	20,217
USD	1,444,919	ZAR	26,730,000	03/19/25	Standard Chartered Bank	38,114
USD	1,149,121	ZAR	20,780,000	01/15/25	State Street Bank London	49,131
USD	1,267,335	ZAR	23,160,000	01/15/25	Toronto Dominion Bank	41,359
ZAR	15,090,000	USD	832,577	01/15/25	Barclays Bank PLC	(33,786)
ZAR	5,830,000	USD	322,191	01/15/25	HSBC Bank PLC	(13,580)
ZAR	10,729,000	USD	604,225	01/16/25	JPMorgan Chase Bank N.A.	(36,339)
ZAR	6,400,000	USD	342,161	03/19/25	Merrill Lynch International	(5,328)
ZAR	4,960,000	USD	276,759	01/15/25	Morgan Stanley and Co. International PLC	(14,201)
ZAR	1,920,000	USD	104,150	03/19/25	Standard Chartered Bank	(3,100)
ZAR	1,520,000	USD	81,525	01/15/25	State Street Bank London	(1,064)
						$2,180,749
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Mar 2025	$2,166,490	$(33,868)
2	3-Month SONIA	Mar 2025	597,082	3,691
115	Euro BUND	Mar 2025	15,890,370	(403,242)
104	Long Gilt Futures	Mar 2025	12,036,365	(328,772)
147	U.S. Treasury Note 10-Year	Mar 2025	15,986,250	(22,671)
708	U.S. Treasury Note 2-Year	Mar 2025	145,571,438	(252,722)
230	U.S. Treasury Note 5-Year	Mar 2025	24,450,078	44,487
64	U.S. Ultra 10-Year	Mar 2025	7,124,000	(98,082)
212	U.S. Ultra Bond	Mar 2025	25,208,125	(1,024,014)
				$(2,115,193)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Sales
56	U.S. Long Bond	Mar 2025	$6,375,250	$147,341
75	U.S. Treasury Note 10-Year	Mar 2025	8,156,250	48,202
270	U.S. Treasury Note 5-Year	Mar 2025	28,702,266	157,644
				$353,187
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
2.12%	Quarterly	7-Day CNRR	Quarterly	02/05/29	Citibank N.A.	$ —	CNY	(7,300,000)	$28,831	$28,831
2.27%	Quarterly	7-Day CNRR	Quarterly	12/29/28	Citibank N.A.	—	CNY	(10,280,000)	47,487	47,487
2.40%	Quarterly	7-Day CNRR	Quarterly	07/21/28	Standard Chartered Bank	—	CNY	(6,210,000)	29,852	29,852
9.80%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(7,138,618)	(139,769)	(139,769)
9.95%	At Maturity	BRL-CDI	At Maturity	01/02/25	Barclays Capital	—	BRL	(11,010,721)	(12,816)	(12,816)
9.97%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(16,050,169)	(18,473)	(18,473)
10.00%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citibank N.A.	—	BRL	(38,498,323)	(38,480)	(38,480)
10.07%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citibank N.A.	—	BRL	(9,130,309)	(10,005)	(10,005)
10.11%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(15,967,870)	(16,564)	(16,564)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(3,314,365)	(113,802)	(113,802)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(4,045,627)	(138,625)	(138,625)
10.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	—	BRL	(3,890,000)	(130,000)	(130,000)
10.23%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(40,970,000)	(898,195)	(898,195)
10.29%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(1,078,605)	(20,925)	(20,925)
10.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(4,903,343)	(91,883)	(91,883)
10.76%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(8,260,392)	(13,429)	(13,429)
10.81%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(14,100,540)	(213,494)	(213,494)
10.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(3,621,722)	(53,847)	(53,847)
11.03%	At Maturity	BRL-CDI	At Maturity	01/02/26	Bank of America, N.A.	—	BRL	(107,452,000)	(584,883)	(584,883)
11.04%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citigroup Global Market	—	BRL	(11,400,102)	(313)	(313)
11.07%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(6,209,175)	(87,133)	(87,133)
11.81%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America, N.A.	—	BRL	(3,447,253)	(75,846)	(75,846)
11.93%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America, N.A.	—	BRL	(5,164,395)	(109,642)	(109,642)
12.16%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(2,793,720)	(55,213)	(55,213)
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(2,485,227)	(24,469)	(24,469)
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,290,799)	(38,783)	(38,783)
13.96%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(4,462,141)	(42,956)	(42,956)
15.14%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,964,286)	(8,184)	(8,184)
COP-IBR	Quarterly	8.87%	Quarterly	03/19/35	HSBC Sec. New York	—	COP	(1,889,992,403)	10,765	10,765
COP-IBR	Quarterly	8.58%	Quarterly	03/19/30	HSBC Sec. New York	—	COP	(2,250,380,435)	3,524	3,524
						$ 0			$(2,817,270)	$(2,817,270)
154See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	9.03%	Monthly	03/07/35	$—	MXN	25,000,000	$26,475	$26,475
8.89%	Monthly	1-Month TIIE	Monthly	11/10/34	—	MXN	203,790,000	(571,864)	(571,864)
8.90%	Monthly	1-Month TIIE	Monthly	11/16/29	—	MXN	95,690,000	(120,984)	(120,984)
9.04%	Monthly	1-Month TIIE	Monthly	11/14/29	20	MXN	44,069,133	(11,520)	(11,540)
9.11%	Monthly	1-Month TIIE	Monthly	11/08/34	10	MXN	12,002,000	(10,159)	(10,169)
3-Month JIBAR	Quarterly	8.83%	Quarterly	03/19/35	10	ZAR	10,579,000	1,253	1,243
3-Month JIBAR	Quarterly	8.19%	Quarterly	11/23/28	—	ZAR	40,430,000	(48,125)	(48,125)
8.33%	Quarterly	3-Month JIBAR	Quarterly	03/06/29	1	ZAR	37,000,000	52,961	52,960
3-Month KSDA	Quarterly	2.66%	Quarterly	03/19/35	—	KRW	4,600,000,000	29,051	29,051
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(17,314)	HUF	240,000,000	(9,480)	7,834
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(11,549)	HUF	160,000,000	(6,320)	5,229
5.60%	Annual	6-Month BUBOR	Semi-Annual	02/27/29	—	HUF	618,260,000	(53,818)	(53,818)
5.61%	Annual	6-Month BUBOR	Semi-Annual	02/26/29	—	HUF	1,008,740,000	(86,383)	(86,383)
5.78%	Annual	6-Month BUBOR	Semi-Annual	03/19/35	9	HUF	182,413,105	(35,062)	(35,071)
6.37%	Annual	6-Month BUBOR	Semi-Annual	03/19/27	9	HUF	742,046,506	(4,739)	(4,748)
7.03%	Annual	6-Month BUBOR	Semi-Annual	09/26/28	—	HUF	580,000,000	22,910	22,910
5.97%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	56	INR	257,807,500	(52,619)	(52,675)
6.04%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	15	INR	66,738,385	(10,018)	(10,033)
6.05%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	37	INR	174,688,000	(23,612)	(23,649)
6.10%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	12	INR	55,414,000	(5,327)	(5,339)
6.26%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	9	INR	44,581,000	1,546	1,537
6-Month PRIBOR	Semi-Annual	4.77%	Annual	10/06/28	(20,627)	CZK	10,620,000	(17,484)	3,143
6-Month PRIBOR	Semi-Annual	3.72%	Annual	01/25/34	—	CZK	15,280,000	3,140	3,140
6-Month PRIBOR	Semi-Annual	3.70%	Annual	01/26/34	—	CZK	15,280,000	3,933	3,933
3.05%	Annual	6-Month PRIBOR	Semi-Annual	03/19/30	36	CZK	73,639,900	(84,324)	(84,360)
3.12%	Annual	6-Month PRIBOR	Semi-Annual	12/18/29	—	CZK	23,400,000	(23,869)	(23,869)
3.31%	Annual	6-Month PRIBOR	Semi-Annual	03/11/29	—	CZK	37,000,000	(20,540)	(20,540)
3.70%	Annual	6-Month PRIBOR	Semi-Annual	01/26/34	(7,730)	CZK	10,000,000	(2,574)	5,156
3.94%	Annual	6-Month PRIBOR	Semi-Annual	05/09/29	—	CZK	24,666,415	11,948	11,948
4.07%	Annual	6-Month PRIBOR	Semi-Annual	11/22/28	—	CZK	31,250,000	20,725	20,725
4.17%	Annual	6-Month PRIBOR	Semi-Annual	11/21/28	—	CZK	31,250,000	25,426	25,426
4.66%	Annual	6-Month PRIBOR	Semi-Annual	06/19/27	—	CZK	106,000,000	106,641	106,641
4.71%	Annual	6-Month PRIBOR	Semi-Annual	10/09/28	—	CZK	18,316,125	28,731	28,731
4.77%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	18,316,125	30,154	30,154
4.78%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,632,250	60,842	60,842
4.79%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,085,500	60,477	60,477
6-Month WIBOR	Semi-Annual	5.38%	Annual	07/24/26	191	PLN	23,670,000	1,280	1,089
4.72%	Annual	6-Month WIBOR	Semi-Annual	03/19/30	9	PLN	3,078,442	(7,956)	(7,965)
5.38%	Annual	6-Month WIBOR	Semi-Annual	07/24/26	28,201	PLN	23,670,000	(1,280)	(29,481)
1.67%	Quarterly	7-Day CNRR	Quarterly	03/19/30	48	CNY	30,593,610	57,330	57,282
1.95%	Quarterly	7-Day CNRR	Quarterly	06/21/29	—	CNY	5,220,000	17,189	17,189
2.03%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/19/30	71	THB	213,723,325	17,120	17,049
2.36%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/19/35	162	THB	301,422,457	56,432	56,270
									$(544,179)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
2,083,000	USD	12/20/29	Goldman Sachs & Co.	(1.00%)	Quarterly	Brazil Government International Bonds	$37,882	$64,266	$102,148
2,239,000	USD	12/20/29	Bank of America N.A.	(1.00%)	Quarterly	Brazil Government International Bonds	16,362	93,436	109,798
2,153,000	USD	12/20/29	Goldman Sachs & Co.	(1.00%)	Quarterly	Brazil Government International Bonds	(9,680)	115,260	105,580
Total Buy Protection							$44,564	$272,962	$317,526
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,730,000	USD	12/20/29	(1.00%)	Quarterly	MDC Holdings, Inc.	$(2,214)	$(49,830)	$(52,044)
1,051,000	USD	06/20/29	(1.00%)	Quarterly	Transocean, Inc.	12,405	128,928	141,333
Total Buy Protection						$10,191	$79,098	$89,289
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
94,446,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	$380,509	$6,887,904	$7,268,413
30,000,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	147,402	2,161,350	2,308,752
29,500,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	(236,932)	2,507,205	2,270,273
35,700,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	14,740	2,732,675	2,747,415
4,249,000	USD	12/20/29	1.00%	Quarterly	CDX.NA.IG.S43***	(974)	95,815	94,841
1,730,000	USD	12/20/29	1.00%	Quarterly	Lennar Corp.	(12,946)	24,545	11,599
1,051,000	USD	06/20/29	1.00%	Quarterly	Nabors Industries, Inc.	(19,664)	(181,624)	(201,288)
Total Sell Protection						$272,135	$14,227,870	$14,500,005
Total Centrally Cleared Credit Default Swaps						$282,326	$14,306,968	$14,589,294
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)
Daily SOFR + 1.10%	JPEIFNTR	JPMorgan Chase Bank N.A.	03/06/25	Quarterly	$—	$(3,192,000)	$93,540	$93,540

156See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

There were no U.S. Treasury securities received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KES	—	Kenyan Shilling
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
RSD	—	Serbia Dinar
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

158See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Abbreviations
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	CREST Depository Interest
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
KSDA	—	South Korea Three Month Interbank Rate
MIBOR	—	Mumbai Interbank Offered Rate
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	36.1
Sovereign Debt Obligations	31.1
U.S. Government and Agency Obligations	8.1
Mortgage Backed Securities - Private Issuers	5.5
Asset Backed Securities	4.0
Convertible Debt	0.6
Bank Loans	0.2
Forward Foreign Currency Contracts	0.1
Preferred Stocks	0.1
OTC Credit Default Swaps	0.0*
Centrally Cleared Credit Default Swaps	0.0*
Purchased Futures Option	0.0*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*
OTC Total Return Swap	0.0*
Common Stock	0.0*
Centrally Cleared Interest Rate Swaps	0.0*
Futures Contracts	(0.1)
OTC Interest Rate Swaps	(0.1)
Short-Term Investments	9.4
Other Assets and Liabilities (net)	5.0
100.0%

*	Amount rounds to zero.
160See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2024 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 98.2%
	Asset Backed Securities — 19.9%
500,000	AIMCO CLO, Series 2017-AA, Class AR, 5.93% (3 mo. USD Term SOFR + 1.31%), due 04/20/34(b) 144A	500,841
100,000	Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, due 07/15/27	99,993
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/15/30	254,637
150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	150,411
122,642	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, due 02/18/28	123,180
200,000	BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, due 11/15/28	202,029
250,000	Bain Capital CLO Ltd., Series 2024-1A, Class A1, 6.20% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	250,436
250,000	Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 5.50% (SOFR 30-day average + 0.09%), due 08/15/28(b)	251,079
250,000	Barings CLO Ltd., Series 2024-1A, Class A, 6.25% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	251,157
250,000	Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class AR, 5.84% (3 mo. USD Term SOFR + 1.18%), due 01/15/33(b) 144A	250,429
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	60,642
180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	177,043
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	99,981
250,000	Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, due 12/08/27	251,695
100,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11%, due 04/17/28 144A	100,707
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	98,683
135,000	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	134,888
100,000	Dell Equipment Finance Trust, Series 2024-2, A3, 4.59%, due 08/22/30 144A	100,017
218,952	Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, 5.67% (3 mo. USD Term SOFR + 1.15%), due 08/15/31(b) 144A	219,387
250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 6.01% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	251,671
157,138	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	158,266
229,033	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	223,312
188,299	Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 5.86% (3 mo. USD Term SOFR + 1.21%), due 04/17/31(b) 144A	188,347
200,000	Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, due 12/15/26	200,699
100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	100,683
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	251,186
47,344	Ford Credit Auto Owner Trust, Series 2023-C, Class A2A, 5.68%, due 09/15/26	47,489
75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	74,299
75,000	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	75,854
100,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	99,487
250,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A4, 0.73%, due 08/16/27	245,301
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	277,406
172,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	174,968
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	100,921
80,552	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	81,352
96,333	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	95,982
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
200,000	Honda Auto Receivables Owner Trust, Series 2024-4, Class A2, 4.56%, due 03/15/27	200,136
20,475	HPEFS Equipment Trust, Series 2022-2A, Class A3, 3.76%, due 09/20/29 144A	20,464
100,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	101,207
95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	94,660
300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 6.20% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	301,965
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	355,751
45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	45,372
100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	101,334
105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	103,906
115,470	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	115,153
170,949	Magnetite XII Ltd., Series 2015-12A, Class AR4, 5.81% (3 mo. USD Term SOFR + 1.15%), due 10/15/31(b) 144A	171,291
110,222	Magnetite XV Ltd., Series 2015-15A, Class AR, 5.90% (3 mo. USD Term SOFR + 1.27%), due 07/25/31(b) 144A	110,345
60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	60,741
122,700	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	123,356
239,888	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	235,226
225,054	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	207,664
395,584	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	362,710
100,442	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	93,299
87,380	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	88,392
156,607	Navient Student Loan Trust, Series 2019-BA, A2A, 3.39%, due 12/15/59 144A	152,245
233,847	Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 5.87% (3 mo. USD Term SOFR + 1.25%), due 01/20/32(b) 144A	234,215
100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	100,440
152,567	Octagon Loan Funding Ltd., Series 2014-1A, Class ARR, 5.93% (3 mo. USD Term SOFR + 1.44%), due 11/18/31(b) 144A	152,879
42,944	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 5.68% (3 mo. USD Term SOFR + 1.06%), due 07/20/29(b) 144A	42,977
250,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 6.28% (3 mo. USD Term SOFR + 1.66%), due 07/20/29(b) 144A	250,450
250,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 5.45% (3 mo. USD Term SOFR + 1.00%), due 01/15/33(b) 144A	250,400
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	223,319
250,000	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	252,209
49,320	Santander Drive Auto Receivables Trust, Series 2023-6, Class A2, 6.08%, due 05/17/27	49,456
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	100,462
160,116	Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91%, due 06/15/27	160,742
100,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, due 09/15/27	100,175
38,233	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, due 03/15/27 144A	38,294
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	254,877
158,721	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26 144A	159,347
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	252,507
100,000	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	100,555
120,000	Toyota Auto Receivables Owner Trust, Series 2024-D, Class A2A, 4.55%, due 08/16/27	120,113
162See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
100,000	Verizon Master Trust, Series 2023-2, Class A, 4.89%, due 04/13/28	100,081
190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	191,877
200,000	Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, due 08/20/30	198,252
75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,124
60,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	59,627
		12,738,053
	Bank Loans — 3.6%
197,449	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.21% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	198,313
99,250	Applied Systems, Inc., 2024 1st Lien Term Loan, 7.33% (3 mo. USD Term SOFR + 3.00%), due 02/24/31(b)	100,307
124,687	Belron Finance LLC, 2024 USD Term Loan B, 7.27% (3 mo. USD Term SOFR + 2.75%), due 10/16/31(b)	126,064
149,625	Boost Newco Borrower LLC, 2024 USD Term Loan B, 6.83% (3 mo. USD Term SOFR + 2.50%), due 01/31/31(b)	151,068
77,365	Carnival Corp., 2024 Term Loan B1, 7.11% (1 mo. USD Term SOFR + 2.75%), due 10/18/28(b)	77,961
98,708	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.07% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	96,857
67,548	Elanco Animal Health, Inc., Term Loan B, 6.40% (1 mo. USD Term SOFR + 1.75%), due 08/01/27(b)	67,531
100,000	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.09% (1 mo. USD Term SOFR + 1.75%), due 11/08/30(b)	100,569
134,921	Medline Borrower LP, 2024 USD Term Loan B, 6.82% (1 mo. CME Term SOFR + 2.25%), due 10/23/28(b)	135,549
98,725	Polaris Newco LLC, USD Term Loan B, 8.85% (3 mo. USD Term SOFR + 4.00%), due 06/02/28(b)	99,023
59,912	Proampac PG Borrower LLC, 2024 Term Loan, 8.66% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	60,159
39,090	Proampac PG Borrower LLC, 2024 Term Loan, 8.52% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	39,251
99,002	Roper Industrial Products Investment Co. LLC, USD Term Loan, 7.85% (3 mo. CME Term SOFR + 3.25%), due 11/22/29(b)	99,374
197,976	SBA Senior Finance II LLC, 2024 Term Loan B, 6.11% (1 mo. USD Term SOFR + 1.75%), due 01/25/31(b)	198,183
80,305	Sophia LP, 2024 Term Loan B, 7.60% (1 mo. CME Term SOFR + 3.00%), due 10/09/29(b)	80,958
131,614	Titan Acquisition Ltd., 2024 Term Loan B, 8.78% (6 mo. USD Term SOFR + 4.50%), due 02/15/29(b)	132,806
198,500	TransDigm, Inc., 2023 Term Loan J, 6.83% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	198,974
198,494	UKG, Inc., 2024 Term Loan B, 7.32% (3 mo. USD Term SOFR + 3.00%), due 02/10/31(b)	200,174
124,935	United Airlines, Inc., 2024 1st Lien Term Loan B, 9.00% (U.S. (Fed) Prime Rate + 1.00%), due 02/22/31(b)	125,527
		2,288,648
	Corporate Debt — 34.6%
26,000	7-Eleven, Inc., 0.95%, due 02/10/26 144A	24,879
10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,284
23,000	AbbVie, Inc., 4.80%, due 03/15/29	22,997
10,000	Accenture Capital, Inc., 3.90%, due 10/04/27	9,856
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
5,000	Accenture Capital, Inc., 4.05%, due 10/04/29	4,852
49,000	AEP Texas, Inc., 3.85%, due 10/01/25 144A	48,530
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	145,222
28,000	AES Corp., 5.45%, due 06/01/28	28,160
28,000	Aflac, Inc., 1.13%, due 03/15/26	26,865
5,000	AGCO Corp., 5.45%, due 03/21/27	5,050
48,000	Alabama Power Co., 3.75%, due 09/01/27	46,988
19,000	Albemarle Corp., 4.65%, due 06/01/27	18,853
23,000	Ameren Corp., 5.70%, due 12/01/26	23,380
12,000	Ameren Illinois Co., 3.80%, due 05/15/28	11,650
125,900	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	119,071
93,412	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	86,070
124,604	American Airlines Pass-Through Trust, Class AA, 3.00%, due 04/15/30	116,406
29,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	29,225
14,000	American Express Co., 4.99% (SOFR + 1.00%), due 05/01/26(b)	14,006
7,000	American Express Co., 5.10% (SOFR + 1.00%), due 02/16/28(b)	7,042
23,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	23,259
20,000	American Express Co., 5.65% (SOFR + 0.75%), due 04/23/27(b)	20,217
13,000	American Honda Finance Corp., 1.30%, due 09/09/26	12,297
10,000	American Honda Finance Corp., 4.40%, due 10/05/26	9,965
15,000	American Honda Finance Corp., 4.45%, due 10/22/27	14,894
200,000	American Tower Corp., 2.75%, due 01/15/27	192,140
25,000	American Tower Corp., 3.65%, due 03/15/27	24,410
7,000	American Tower Corp., 5.25%, due 07/15/28	7,047
17,000	Ameriprise Financial, Inc., 3.00%, due 04/02/25	16,930
34,000	Amgen, Inc., 5.15%, due 03/02/28	34,253
44,000	Amgen, Inc., 5.25%, due 03/02/25	44,027
17,000	Analog Devices, Inc., 2.95%, due 04/01/25	16,928
2,000	Aon North America, Inc., 5.13%, due 03/01/27	2,014
6,000	AppLovin Corp., 5.13%, due 12/01/29	5,982
50,000	Arthur J Gallagher & Co., 4.60%, due 12/15/27	49,806
15,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	14,931
110,000	Asian Development Bank, 2.00%, due 04/24/26	106,722
153,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	153,901
38,000	AT&T, Inc., 1.70%, due 03/25/26	36,649
24,000	Athene Global Funding, 5.68%, due 02/23/26 144A	24,205
250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	250,440
29,000	Avangrid, Inc., 3.20%, due 04/15/25	28,858
20,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	20,956
34,000	Avnet, Inc., 6.25%, due 03/15/28	34,945
200,000	Avolon Holdings Funding Ltd., 2.13%, due 02/21/26 144A	193,540
27,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	25,047
25,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	23,825
136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	131,328
200,000	Banco Santander SA, 5.37% (1 yr. CMT + 0.95%), due 07/15/28(b)	201,396
13,000	Bank of America Corp., 1.20% (SOFR + 1.01%), due 10/24/26(b)	12,634
50,000	Bank of America Corp., 1.32% (SOFR + 1.15%), due 06/19/26(b)	49,193
246,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	234,614
34,000	Bank of America Corp., 2.02% (3 mo. USD Term SOFR + 0.90%), due 02/13/26(b)	33,888
164See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
5,000	Bank of America Corp., 2.55% (SOFR + 1.05%), due 02/04/28(b)	4,768
10,000	Bank of America Corp., 3.19% (3 mo. USD Term SOFR + 1.44%), due 07/23/30(b)	9,222
8,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	7,669
2,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	1,948
22,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	21,768
14,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	14,068
300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	305,463
44,000	Bank of Montreal, 5.30%, due 06/05/26	44,428
14,000	Bank of New York Mellon Corp., 4.41% (SOFR + 1.35%), due 07/24/26(b)	13,965
25,000	Bank of New York Mellon Corp., 4.89% (SOFR + 0.84%), due 07/21/28(b)	25,103
19,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	19,085
11,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)	11,016
32,000	Bank of Nova Scotia, 1.45%, due 01/10/25	31,971
19,000	Bank of Nova Scotia, 3.45%, due 04/11/25	18,926
155,000	Bank of Nova Scotia, 4.40% (SOFR + 1.00%), due 09/08/28(b)	153,434
31,000	Becton Dickinson & Co., 4.69%, due 02/13/28	30,857
30,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	30,334
180,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	180,480
14,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	12,474
8,000	Blackstone Holdings Finance Co. LLC, 2.50%, due 01/10/30 144A	7,125
23,000	Blackstone Holdings Finance Co. LLC, 5.90%, due 11/03/27 144A	23,685
12,000	Blue Owl Credit Income Corp., 7.75%, due 09/16/27	12,602
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	26,572
50,000	Boeing Co., 6.26%, due 05/01/27	51,204
200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	189,777
5,000	Booz Allen Hamilton, Inc., 4.00%, due 07/01/29 144A	4,719
10,000	BorgWarner, Inc., 4.95%, due 08/15/29	9,955
150,000	Boston Properties LP, 2.75%, due 10/01/26	144,473
27,000	Boston Scientific Corp., 1.90%, due 06/01/25	26,694
55,418	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	52,268
32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,418
74,000	Broadcom, Inc., 4.15%, due 02/15/28	72,780
150,000	Broadcom, Inc., 5.05%, due 07/12/29	150,577
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	197,976
40,000	Bunge Ltd. Finance Corp., 1.63%, due 08/17/25	39,253
15,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	14,835
180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28	180,564
40,000	Canadian Natural Resources Ltd., 2.05%, due 07/15/25	39,410
21,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	19,852
24,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)	24,172
23,000	Capital One Financial Corp., 5.70% (SOFR + 1.91%), due 02/01/30(b)	23,322
12,000	Cardinal Health, Inc., 4.70%, due 11/15/26	11,987
10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	9,943
10,000	Cardinal Health, Inc., 5.13%, due 02/15/29	10,019
15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,697
100,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	98,532
50,000	Cencora, Inc., 4.63%, due 12/15/27	50,021
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,412
17,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	17,722
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
8,000	Cigna Group, 1.25%, due 03/15/26	7,676
19,000	Cigna Group, 5.00%, due 05/15/29	18,996
210,000	Citigroup, Inc., 1.46% (SOFR + 0.77%), due 06/09/27(b)	200,009
250,000	Citigroup, Inc., 5.61% (SOFR + 1.55%), due 09/29/26(b)	251,435
10,000	CNH Industrial Capital LLC, 5.10%, due 04/20/29	10,007
50,000	Coca-Cola Consolidated, Inc., 5.25%, due 06/01/29	50,711
21,000	Comcast Corp., 4.55%, due 01/15/29	20,797
7,000	Concentrix Corp., 6.60%, due 08/02/28(c)	7,185
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	14,938
23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,068
192,404	Consumers Securitization Funding LLC, 5.55%, due 03/01/28	193,782
25,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	24,309
36,000	Corebridge Global Funding, 0.90%, due 09/22/25 144A	35,077
50,000	Crown Castle, Inc., 4.90%, due 09/01/29	49,493
150,000	Crown Castle, Inc., 5.60%, due 06/01/29	152,920
19,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	18,572
175,000	CVS Health Corp., 1.30%, due 08/21/27	158,644
35,000	CVS Health Corp., 5.40%, due 06/01/29	35,030
100,000	Darden Restaurants, Inc., 4.35%, due 10/15/27	98,682
100,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25 144A	99,405
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,034
15,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	15,149
100,000	DTE Energy Co., 4.95%, due 07/01/27	100,389
18,000	DTE Energy Co., 5.10%, due 03/01/29	18,049
125,000	Duke Energy Corp., 2.65%, due 09/01/26	121,067
115,867	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	109,815
18,000	Eastman Chemical Co., 5.00%, due 08/01/29	17,970
33,000	Ecolab, Inc., 1.65%, due 02/01/27	31,106
250,000	Edison International, 5.45%, due 06/15/29	252,509
24,000	EIDP, Inc., 4.50%, due 05/15/26	23,989
41,000	Element Fleet Management Corp., 3.85%, due 06/15/25 144A	40,805
113,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	114,650
150,000	Energy Transfer LP, 5.55%, due 02/15/28(c)	152,462
23,000	Entergy Corp., 0.90%, due 09/15/25	22,375
33,000	Equinix, Inc., 1.25%, due 07/15/25	32,372
20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,084
100,000	Essential Utilities, Inc., 4.80%, due 08/15/27	99,909
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	185,312
20,000	Eversource Energy, 2.90%, due 03/01/27	19,205
31,000	Eversource Energy, 4.75%, due 05/15/26	30,993
9,000	Exelon Corp., 5.15%, due 03/15/29	9,048
200,000	Extra Space Storage LP, 3.88%, due 12/15/27	195,495
22,000	FedEx Corp., 3.25%, due 04/01/26	21,631
8,000	Fiserv, Inc., 5.15%, due 03/15/27	8,065
30,000	Fiserv, Inc., 5.45%, due 03/02/28	30,482
100,000	Flex Ltd., 6.00%, due 01/15/28	102,079
200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	196,954
20,000	GATX Corp., 5.40%, due 03/15/27	20,232
100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	100,707
166See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
22,000	General Motors Financial Co., Inc., 3.80%, due 04/07/25	21,933
28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	28,090
10,000	General Motors Financial Co., Inc., 5.35%, due 07/15/27	10,101
19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,116
10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,114
24,000	Georgia Power Co., 5.00%, due 02/23/27	24,189
35,000	Georgia-Pacific LLC, 1.75%, due 09/30/25 144A	34,271
11,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	10,982
18,000	Global Payments, Inc., 1.20%, due 03/01/26	17,264
7,000	Goldman Sachs Bank USA, 5.28% (SOFR + 0.78%), due 03/18/27(b)	7,040
3,000	Goldman Sachs Bank USA, 5.41% (SOFR + 0.75%), due 05/21/27(b)	3,024
218,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	207,968
12,000	Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	11,943
5,000	Goldman Sachs Group, Inc., 5.73% (SOFR + 1.27%), due 04/25/30(b)	5,104
350,000	Goldman Sachs Group, Inc., 5.80% (SOFR + 1.08%), due 08/10/26(b)	352,031
5,000	Goldman Sachs Group, Inc., 6.48% (SOFR + 1.77%), due 10/24/29(b)	5,239
17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	16,899
116,000	HEICO Corp., 5.25%, due 08/01/28	117,147
123,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	119,993
20,000	Home Depot, Inc., 4.88%, due 06/25/27	20,196
35,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	33,449
15,000	HP, Inc., 2.20%, due 06/17/25	14,817
30,000	Humana, Inc., 5.75%, due 03/01/28	30,581
31,000	Hyundai Capital America, 1.30%, due 01/08/26 144A	29,921
150,000	Hyundai Capital America, 4.88%, due 11/01/27 144A	149,716
11,000	Hyundai Capital America, 5.65%, due 06/26/26 144A	11,112
12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,227
21,000	Hyundai Capital America, 6.25%, due 11/03/25 144A	21,213
50,000	IDEX Corp., 4.95%, due 09/01/29	49,813
100,000	Infor, Inc., 1.75%, due 07/15/25 144A	98,169
15,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	15,180
13,000	John Deere Capital Corp., 2.35%, due 03/08/27	12,407
234,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	221,464
38,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	36,485
26,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	23,642
57,000	JPMorgan Chase & Co., 2.08% (SOFR + 1.85%), due 04/22/26(b)	56,517
10,000	JPMorgan Chase & Co., 2.60% (SOFR + 0.92%), due 02/24/26(b)	9,966
30,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	28,866
37,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	35,511
5,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.51%), due 01/29/27(b)	4,962
25,000	JPMorgan Chase & Co., 4.51% (SOFR + 0.86%), due 10/22/28(b)	24,783
5,000	JPMorgan Chase & Co., 4.60% (SOFR + 1.04%), due 10/22/30(b)	4,911
200,000	JPMorgan Chase & Co., 4.98% (SOFR + 0.93%), due 07/22/28(b)	200,703
5,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	4,982
23,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	22,981
30,000	JPMorgan Chase & Co., 5.04% (SOFR + 1.19%), due 01/23/28(b)	30,113
40,000	JPMorgan Chase & Co., 5.57% (SOFR + 0.93%), due 04/22/28(b)	40,689
10,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	10,204
230,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	235,392
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
4,000	Keurig Dr. Pepper, Inc., 5.05%, due 03/15/29	4,014
28,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	26,569
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	97,856
185,000	Kreditanstalt fuer Wiederaufbau, 5.13%, due 09/29/25	186,029
50,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	47,577
8,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	7,862
10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	9,658
50,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	50,726
150,000	Lennox International, Inc., 5.50%, due 09/15/28	152,504
14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,126
240,000	Lloyds Banking Group PLC, 4.72% (1 yr. CMT + 1.75%), due 08/11/26(b)	239,544
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	201,720
200,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/07/27(b)	203,024
15,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	14,573
13,000	LPL Holdings, Inc., 4.63%, due 11/15/27 144A	12,804
150,000	LPL Holdings, Inc., 5.70%, due 05/20/27	151,874
24,000	Main Street Capital Corp., 6.95%, due 03/01/29	24,961
50,000	Marriott International, Inc., 5.55%, due 10/15/28	51,097
120,000	Mastercard, Inc., 4.10%, due 01/15/28	118,709
6,000	McKesson Corp., 4.25%, due 09/15/29(c)	5,866
25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	24,697
150,000	Microchip Technology, Inc., 4.90%, due 03/15/28	149,571
6,000	Mondelez International, Inc., 4.75%, due 02/20/29	5,983
12,000	Morgan Stanley, 0.99% (SOFR + 0.72%), due 12/10/26(b)	11,575
235,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	223,442
31,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	29,725
26,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	24,778
18,000	Morgan Stanley, 3.13%, due 07/27/26	17,594
200,000	Morgan Stanley, 4.68% (SOFR + 1.67%), due 07/17/26(b)	199,843
5,000	Morgan Stanley, 5.04% (SOFR + 1.22%), due 07/19/30(b)	4,984
19,000	Morgan Stanley, 5.12% (SOFR + 1.73%), due 02/01/29(b)	19,057
14,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	14,043
200,000	Morgan Stanley, 5.66% (SOFR + 1.26%), due 04/18/30(b)	203,629
19,000	Morgan Stanley, 6.30% (SOFR + 2.24%), due 10/18/28(b)	19,704
28,000	Morgan Stanley, 6.41% (SOFR + 1.83%), due 11/01/29(b)	29,257
24,000	National Rural Utilities Cooperative Finance Corp., 1.88%, due 02/07/25	23,929
8,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	7,893
13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29(c)	13,160
10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,172
18,000	New York State Electric & Gas Corp., 5.65%, due 08/15/28 144A	18,441
21,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	19,845
22,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	19,937
19,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	18,978
12,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	12,020
125,000	NextEra Energy Operating Partners LP, 7.25%, due 01/15/29(c) 144A	127,991
23,000	Niagara Mohawk Power Corp., 1.96%, due 06/27/30 144A	19,553
33,000	NiSource, Inc., 0.95%, due 08/15/25	32,198
150,000	NiSource, Inc., 5.20%, due 07/01/29	151,351
250,000	Nordson Corp., 4.50%, due 12/15/29	243,953
168See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,446
20,000	Nucor Corp., 2.00%, due 06/01/25	19,772
200,000	Nutrien Ltd., 3.00%, due 04/01/25	199,136
7,000	Nutrien Ltd., 4.90%, due 03/27/28	7,000
151,000	Nutrien Ltd., 5.20%, due 06/21/27	152,650
10,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	10,473
50,000	OGE Energy Corp., 5.45%, due 05/15/29	50,850
28,000	ONE Gas, Inc., 5.10%, due 04/01/29	28,211
75,000	ONEOK, Inc., 4.25%, due 09/24/27	73,918
33,000	Oracle Corp., 1.65%, due 03/25/26	31,837
19,000	Oracle Corp., 2.50%, due 04/01/25	18,893
32,000	Oracle Corp., 2.65%, due 07/15/26	31,055
21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,083
10,000	PACCAR Financial Corp., 4.00%, due 09/26/29	9,677
150,000	Pacific Gas & Electric Co., 5.55%, due 05/15/29	152,482
25,000	Pacific Life Global Funding II, 1.20%, due 06/24/25 144A	24,595
18,000	Pacific Life Global Funding II, 1.38%, due 04/14/26 144A	17,288
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	148,114
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, due 01/12/27 144A	27,198
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	30,889
135,000	Pepsico Singapore Financing I Pte. Ltd., 5.09% (SOFR + 0.56%), due 02/16/27(b)	135,540
125,000	Petroleos Mexicanos, 6.50%, due 03/13/27	120,949
200,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	199,836
25,000	Philip Morris International, Inc., 4.38%, due 11/01/27	24,797
9,000	Philip Morris International, Inc., 4.88%, due 02/13/29	8,991
21,000	Phillips 66, 3.85%, due 04/09/25	20,944
33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	31,871
100,000	PNC Financial Services Group, Inc., 5.30% (SOFR + 1.34%), due 01/21/28(b)	100,863
180,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	185,466
21,000	Principal Life Global Funding II, 5.10%, due 01/25/29 144A	21,068
16,000	Prologis LP, 4.88%, due 06/15/28	16,040
5,000	Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 04/01/29 144A	5,058
235,000	Prudential Insurance Co. of America, 8.30%, due 07/01/25 144A	238,921
23,000	Public Service Enterprise Group, Inc., 0.80%, due 08/15/25	22,445
11,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	11,317
100,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	103,183
10,000	Quanta Services, Inc., 4.75%, due 08/09/27	9,990
15,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	14,981
150,000	Regal Rexnord Corp., 6.05%, due 02/15/26	151,428
20,000	Rogers Communications, Inc., 5.00%, due 02/15/29	19,879
28,000	Ross Stores, Inc., 4.60%, due 04/15/25	27,970
21,000	Royal Bank of Canada, 1.15%, due 07/14/26	19,959
32,000	Royal Bank of Canada, 1.60%, due 01/21/25	31,949
15,000	Royal Bank of Canada, 4.52% (SOFR + 0.86%), due 10/18/28(b)	14,876
14,000	Royal Bank of Canada, 4.95%, due 02/01/29	14,002
5,000	Royal Bank of Canada, 4.97% (SOFR + 1.10%), due 08/02/30(b)	4,963
30,000	Royal Bank of Canada, 5.20%, due 07/20/26	30,296
125,000	RTX Corp., 5.75%, due 11/08/26	127,304
11,000	Ryder System, Inc., 4.95%, due 09/01/29	10,964
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
22,000	Ryder System, Inc., 5.25%, due 06/01/28	22,244
9,000	Ryder System, Inc., 5.38%, due 03/15/29	9,118
3,000	Ryder System, Inc., 5.50%, due 06/01/29	3,055
33,000	S&P Global, Inc., 2.45%, due 03/01/27	31,545
26,000	S&P Global, Inc., 2.70%, due 03/01/29	23,937
7,000	Sempra, 5.40%, due 08/01/26	7,063
25,000	Smith & Nephew PLC, 5.15%, due 03/20/27	25,182
25,000	Solventum Corp., 5.45%, due 02/25/27 144A	25,248
140,000	Southern California Edison Co., 3.65%, due 03/01/28	135,026
250,000	Southern California Gas Co., 2.95%, due 04/15/27	240,548
8,000	Southern Co., 5.50%, due 03/15/29	8,165
27,000	Southern Co. Gas Capital Corp., 3.25%, due 06/15/26	26,461
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	195,415
24,000	Sprint Capital Corp., 6.88%, due 11/15/28	25,507
130,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	130,600
27,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	27,956
20,000	State Street Corp., 4.53% (SOFR + 1.02%), due 02/20/29(b)	19,777
22,000	State Street Corp., 5.68% (SOFR + 1.48%), due 11/21/29(b)	22,616
12,000	Stryker Corp., 3.65%, due 03/07/28	11,593
31,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	30,891
100,000	Targa Resources Corp., 6.15%, due 03/01/29	103,786
24,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	22,043
12,000	T-Mobile USA, Inc., 2.25%, due 02/15/26	11,664
175,000	T-Mobile USA, Inc., 2.63%, due 04/15/26	170,667
16,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	16,010
29,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	28,358
42,000	Toronto-Dominion Bank, 1.15%, due 06/12/25	41,368
32,000	Toronto-Dominion Bank, 1.45%, due 01/10/25	31,977
31,000	Toronto-Dominion Bank, 3.77%, due 06/06/25	30,891
20,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	20,073
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,410
205,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27(c)	203,582
25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,227
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,481
24,000	Trans-Allegheny Interstate Line Co., 3.85%, due 06/01/25 144A	23,886
18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	17,266
22,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)	19,853
17,000	Truist Financial Corp., 4.26% (SOFR + 1.46%), due 07/28/26(b)	16,937
19,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	19,172
35,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	37,448
7,000	Tyson Foods, Inc., 5.40%, due 03/15/29	7,082
220,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	208,592
19,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	19,170
16,000	U.S. Bancorp, 5.78% (SOFR + 2.02%), due 06/12/29(b)	16,367
15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	14,521
400,000	UBS Group AG, 4.49% (1 yr. CMT + 1.55%), due 05/12/26(b) 144A	399,145
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	243,970
94,596	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	89,774
170See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
3,639	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	3,720
23,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	22,021
10,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	9,962
250,000	Ventas Realty LP, 3.85%, due 04/01/27	244,368
50,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	45,974
232,000	Veralto Corp., 5.50%, due 09/18/26	234,805
100,000	Verizon Communications, Inc., 2.10%, due 03/22/28	92,012
100,000	VICI Properties LP, 4.75%, due 02/15/28	99,241
120,000	Vistra Operations Co. LLC, 5.05%, due 12/30/26 144A	120,257
28,000	VMware LLC, 1.40%, due 08/15/26	26,542
27,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	26,016
15,000	Waste Management, Inc., 4.95%, due 07/03/27	15,162
40,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	40,037
5,000	WEC Energy Group, Inc., 5.00%, due 09/27/25	5,010
7,000	WEC Energy Group, Inc., 5.15%, due 10/01/27	7,075
105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	106,415
10,000	Wells Fargo & Co., 2.16% (3 mo. USD Term SOFR + 1.01%), due 02/11/26(b)	9,970
25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	22,571
212,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	205,647
10,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	9,694
11,000	Wells Fargo & Co., 4.54% (SOFR + 1.56%), due 08/15/26(b)	10,981
12,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	12,188
15,000	Workday, Inc., 3.50%, due 04/01/27	14,622
196,000	WRKCo, Inc., 3.75%, due 03/15/25	195,501
21,000	Zoetis, Inc., 5.40%, due 11/14/25	21,118
		22,098,654
	Mortgage Backed Securities - Private Issuers — 8.1%
100,000	BMP Trust, Series 2024-MF23, Class A, 5.77% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,498
200,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.32% (1 mo. USD Term SOFR + 1.92%), due 08/15/41(b) 144A	201,239
173,169	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.36% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	173,085
88,043	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 5.20% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b) 144A	87,983
175,000	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.89% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	175,914
100,000	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.09% (1 mo. USD Term SOFR + 1.69%), due 08/15/39(b) 144A	100,843
80,580	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 6.04% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	81,076
169,066	BX Trust, Series 2021-RISE, Class A, 5.26% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	168,408
200,000	BX Trust, Series 2022-LBA6, Class A, 5.40% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	200,096
200,000	BX Trust, Series 2022-VAMF, Class A, 5.25% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	199,594
120,000	BX Trust, Series 2024-BIO, Class A, 6.04% (1 mo. USD Term SOFR + 1.64%), due 02/15/41(b) 144A	120,289
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
93,956	BX Trust, Series 2024-FNX, Class A, 5.84% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	94,042
129,808	BX Trust, Series 2024-PALM, Class A, 5.94% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	130,241
293,812	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 5.18% (SOFR 30-day average + 0.61%), due 09/25/36(b)	291,316
365,000	Federal National Mortgage Association REMICS, Series 2024-103, Class FH, 5.87% (SOFR 30-day average + 1.25%), due 01/25/55(b)	366,240
279,118	Federal National Mortgage Association REMICS, Series 2024-15, Class FD, 5.92% (SOFR 30-day average + 1.35%), due 04/25/54(b)	278,571
200,000	FS Trust, Series 2024-HULA, Class A, 6.21% (1 mo. USD Term SOFR + 1.81%), due 08/15/39(b) 144A	200,852
267,369	Government National Mortgage Association REMICS, Series 2016-H07, Class FK, 5.77% (1 mo. USD Term SOFR + 1.11%), due 03/20/66(b)	268,059
293,997	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 6.30% (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	295,401
173,406	Government National Mortgage Association REMICS, Series 2020-H13, Class FC, 5.22% (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	171,037
188,979	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 5.56% (1 mo. USD Term SOFR + 1.16%), due 04/15/38(b) 144A	188,989
22,901	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	22,624
5,297	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4, 3.49%, due 01/15/48	5,286
100,000	JW Trust, Series 2024-BERY, Class A, 5.99% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,260
158,627	Life Mortgage Trust, Series 2021-BMR, Class A, 5.21% (1 mo. USD Term SOFR + 0.81%), due 03/15/38(b) 144A	156,729
182,323	MHP Trust, Series 2022-MHIL, Class A, 5.21% (1 mo. USD Term SOFR + 0.81%), due 01/15/27(b) 144A	181,950
200,000	ORL Trust, Series 2024-GLKS, Class A, 5.99% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	200,320
400,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 5.40% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	399,216
89,087	THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, due 12/10/34(d) 144A	91,056
153,809	TTAN, Series 2021-MHC, Class A, 5.36% (1 mo. USD Term SOFR + 0.96%), due 03/15/38(b) 144A	153,850
		5,205,064
	Mortgage Backed Securities - U.S. Government Agency Obligations — 6.4%
337,977	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	325,503
113,347	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	108,070
375,293	Federal Home Loan Mortgage Corp., Pool # SB1024, 3.50%, due 02/01/34	362,586
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, Class A2, 2.85%, due 03/25/26	97,893
200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KVAD, Class A, 3.12%, due 07/25/25	198,017
371,464	Federal Home Loan Mortgage Corp. REMICS, Series 5410, Class DF, 6.02%, (SOFR 30-day average + 1.45%), due 05/25/54(b)	374,403
293,557	Federal Home Loan Mortgage Corp. REMICS, Series 5486, FA, 6.02%, (SOFR 30-day average + 1.45%), due 12/25/54(b)	293,447
97,867	Federal National Mortgage Association, Pool # AL8943, 2.79%, due 10/01/25(d)	96,721
129,528	Federal National Mortgage Association, Pool # AM9939, 2.85%, due 11/01/25	127,684
172See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
191,364	Federal National Mortgage Association, Pool # AN0293, 2.81%, due 11/01/25	188,409
130,233	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	128,157
94,215	Federal National Mortgage Association, Pool # AN3359, 2.65%, due 12/01/26	90,969
75,000	Federal National Mortgage Association, Pool # BL0240, 3.54%, due 11/01/25	74,321
191,772	Federal National Mortgage Association, Pool # BL0677, 3.50%, due 11/01/25	190,011
170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	167,328
165,000	Federal National Mortgage Association, Pool # BL2331, 2.91%, due 04/01/26	161,726
367,161	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	350,395
194,126	Federal National Mortgage Association, Pool # BM7189, 2.92%, due 10/01/25(d)	192,359
100,000	Federal National Mortgage Association, Pool # BS5008, 2.22%, due 03/01/27	95,408
178,044	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	175,959
154,866	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	150,535
149,966	Federal National Mortgage Association-ACES, Series 2017-M1, Class A2, 2.42%, due 10/25/26(d)	144,394
		4,094,295
	U.S. Government and Agency Obligations — 25.6%
3,215,000	U.S. Treasury Notes, 2.63%, due 01/31/26	3,160,871
72,000	U.S. Treasury Notes, 3.38%, due 09/15/27	70,363
75,000	U.S. Treasury Notes, 3.88%, due 10/15/27	74,215
700,000	U.S. Treasury Notes, 3.88%, due 11/30/27	692,125
600,000	U.S. Treasury Notes, 4.00%, due 01/15/27	597,094
2,749,000	U.S. Treasury Notes, 4.00%, due 12/15/27	2,727,631
1,525,000	U.S. Treasury Notes, 4.13%, due 10/31/26	1,521,664
1,000,000	U.S. Treasury Notes, 4.13%, due 11/15/27	995,625
1,175,000	U.S. Treasury Notes, 4.13%, due 07/31/28	1,166,945
68,000	U.S. Treasury Notes, 4.13%, due 11/30/29	67,230
97,500	U.S. Treasury Notes, 4.25%, due 11/30/26	97,481
2,882,300	U.S. Treasury Notes, 4.25%, due 12/31/26	2,882,412
1,330,000	U.S. Treasury Notes, 4.25%, due 06/30/29	1,322,778
1,000,000	U.S. Treasury Notes, 4.38%, due 11/30/28	1,000,508
		16,376,942
	TOTAL DEBT OBLIGATIONS (COST $62,463,935)	62,801,656
	SHORT-TERM INVESTMENT — 0.4%
	Mutual Fund - Securities Lending Collateral — 0.4%
253,743	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(e)(f)	253,743
	TOTAL SHORT-TERM INVESTMENT (COST $253,743)	253,743
	TOTAL INVESTMENTS — 98.6% (Cost $62,717,678)	63,055,399
	Other Assets and Liabilities (net) — 1.4%	867,405
	NET ASSETS — 100.0%	$63,922,804

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)
Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2024.
(c)	All or a portion of this security is out on loan.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	The rate disclosed is the 7-day net yield as of December 31, 2024.
(f)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $13,675,213 which represents 21.4% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
37	U.S. Treasury Note 2-Year	Mar 2025	$7,607,547	$1,296
Sales
2	U.S. Treasury Note 10-Year	Mar 2025	$217,500	$(145)
11	U.S. Treasury Note 5-Year	Mar 2025	1,169,352	4,448
				$4,303

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
SOFR	—	Secured Overnight Financing Rate
174See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	34.6
U.S. Government and Agency Obligations	25.6
Asset Backed Securities	19.9
Mortgage Backed Securities - Private Issuers	8.1
Mortgage Backed Securities - U.S. Government Agency Obligations	6.4
Bank Loans	3.6
Futures Contracts	0.0*
Short-Term Investment	0.4
Other Assets and Liabilities (net)	1.4
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
December 31, 2024 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed, Emerging Markets and Global Low Volatility is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2024, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in each of the Funds except Short Duration Fixed.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Fixed income securities are valued using at a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended December 31, 2024, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2024 in valuing the assets and liabilities of the Funds for which fair valuation was used:
Small/Mid Cap
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Basic Materials	$27,937,259	$—	$—	$27,937,259
Communications	45,878,859	—	—	45,878,859
Consumer, Cyclical	273,649,771	—	0*	273,649,771
Consumer, Non-cyclical	397,049,786	—	—	397,049,786
Energy	67,311,992	—	—	67,311,992
Financial	315,098,043	—	—	315,098,043
Government	2,092,085	—	—	2,092,085
Industrial	316,435,473	—	—	316,435,473
Technology	185,350,065	—	—	185,350,065
Utilities	36,846,041	—	—	36,846,041
Total Common Stocks	1,667,649,374	—	—	1,667,649,374
Short-Term Investment
Mutual Fund - Securities Lending Collateral	12,517,838	—	—	12,517,838
Total	$1,680,167,212	$—	$—	$1,680,167,212
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(189,655)	$—	$—	$(189,655)
Total	$(189,655)	$—	$—	$(189,655)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2024.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$50,839,947	$—	$—	$50,839,947
Canada	3,972,190	—	—	3,972,190
Chile	4,921,126	—	—	4,921,126
China	237,242,125	—	—	237,242,125
Colombia	1,346,522	—	—	1,346,522
Czech Republic	813,074	—	—	813,074
Greece	7,522,438	—	—	7,522,438
Hong Kong	5,856,689	—	—	5,856,689
Hungary	3,713,694	—	—	3,713,694
India	162,602,874	—	—	162,602,874
Indonesia	15,231,667	—	—	15,231,667
Italy	5,589,523	—	—	5,589,523
Japan	2,897,286	—	—	2,897,286
Kazakhstan	2,260,728	—	0*	2,260,728
Kuwait	2,529,631	—	—	2,529,631
Macau	2,080,271	—	—	2,080,271
Malaysia	12,163,239	—	—	12,163,239
Mexico	29,822,273	—	9,402	29,831,675
Netherlands	3,303,927	—	—	3,303,927
Panama	1,800,398	—	—	1,800,398
Peru	5,008,784	—	—	5,008,784
Philippines	4,847,522	—	—	4,847,522
Poland	6,531,334	—	—	6,531,334
Portugal	3,263,970	—	—	3,263,970
Qatar	3,176,445	—	—	3,176,445
Russia	—	—	383,141	383,141
Saudi Arabia	27,558,257	—	—	27,558,257
Singapore	2,839,979	—	—	2,839,979
South Africa	23,411,856	—	—	23,411,856
South Korea	76,947,753	—	—	76,947,753
Taiwan	156,995,513	—	—	156,995,513
Thailand	11,649,057	4,617,103	—	16,266,160
Turkey	5,102,939	—	—	5,102,939
United Arab Emirates	10,211,941	—	—	10,211,941
United Kingdom	4,614,435	—	—	4,614,435
United States	3,132,205	—	—	3,132,205
Vietnam	1,345,418	—	—	1,345,418

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Zambia	$2,902,209	$—	$—	$2,902,209
Total Common Stocks	906,049,239	4,617,103	392,543	911,058,885
Preferred Stocks	11,862,250	—	—	11,862,250
Short-Term Investment
Mutual Fund - Securities Lending Collateral	18,357,537	—	—	18,357,537
Total	$936,269,026	$4,617,103	$392,543	$941,278,672
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,766,715)	$—	$—	$(1,766,715)
Total	$(1,766,715)	$—	$—	$(1,766,715)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2024.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Global Low Volatility
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$380,890,687	$—	$—	$380,890,687
Preferred Stocks	1,115,398	—	—	1,115,398
Warrant	—	—	0*	0

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$1,870,211	$—	$—	$1,870,211
Total	$383,876,296	$—	$—	$383,876,296
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(140,379)	$—	$—	$(140,379)
Total	$(140,379)	$—	$—	$(140,379)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2024.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$112,010,429	$—	$—	$112,010,429
Austria	13,348,094	—	—	13,348,094
Belgium	7,128,391	—	—	7,128,391
Brazil	20,702,140	—	—	20,702,140
Canada	78,797,026	—	—	78,797,026
Chile	478,414	—	—	478,414
China	85,520,779	—	—	85,520,779
Denmark	58,477,080	—	—	58,477,080
Finland	26,600,582	—	—	26,600,582
France	253,412,579	—	—	253,412,579
Georgia	2,837,057	—	—	2,837,057

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Germany	$273,554,253	$—	$—	$273,554,253
Greece	7,996,810	—	—	7,996,810
Hong Kong	66,069,476	—	—	66,069,476
Hungary	4,043,178	—	—	4,043,178
India	10,866,235	—	—	10,866,235
Indonesia	80,693	—	—	80,693
Ireland	45,149,403	—	—	45,149,403
Israel	27,721,830	—	—	27,721,830
Italy	150,329,565	—	—	150,329,565
Japan	766,747,081	—	—	766,747,081
Luxembourg	1,025,689	—	—	1,025,689
Macau	4,065,098	—	—	4,065,098
Netherlands	123,460,867	—	—	123,460,867
New Zealand	2,639,677	—	—	2,639,677
Nigeria	94,243	—	—	94,243
Norway	25,659,621	—	—	25,659,621
Portugal	6,677,979	—	—	6,677,979
Russia	—	—	176,701	176,701
Singapore	33,888,526	—	—	33,888,526
South Africa	5,845,204	—	—	5,845,204
South Korea	35,632,015	—	—	35,632,015
Spain	103,843,719	—	—	103,843,719
Sweden	80,731,460	—	—	80,731,460
Switzerland	211,604,579	—	—	211,604,579
Taiwan	64,335,982	—	—	64,335,982
Thailand	—	504,816	—	504,816
Turkey	9,345,229	—	—	9,345,229
United Kingdom	383,164,936	—	—	383,164,936
United States	349,496,046	—	—	349,496,046
Total Common Stocks	3,453,381,965	504,816	176,701	3,454,063,482
Investment Companies	12,380,242	—	—	12,380,242
Preferred Stocks	10,661,980	—	—	10,661,980

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$22,620,593	$—	$—	$22,620,593
Total	$3,499,044,780	$504,816	$176,701	$3,499,726,297
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts
Buys†	$(1,365,330)	$—	$—	$(1,365,330)
Total	$(1,365,330)	$—	$—	$(1,365,330)

†	Futures contracts are valued at unrealized appreciation/depreciation.
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$2,004,075,433	$—	$2,004,075,433
Common Stock	—	—	26,796	26,796
Short-Term Investment
Mutual Fund - Securities Lending Collateral	19,487,578	—	—	19,487,578
Forward Foreign Currency Contracts†	—	169,020	—	169,020
Futures Contracts†
Buys	1,934	—	—	1,934
Sales	53,295	—	—	53,295
Total Futures Contracts	55,229	—	—	55,229

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps†
Centrally Cleared Interest Rate Swaps	$—	$208,686	$—	$208,686
Total	$19,542,807	$2,004,453,139	$26,796	$2,024,022,742
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(1,371,311)	$—	$(1,371,311)
Futures Contracts†
Buys	(230,561)	—	—	(230,561)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(202,142)	—	(202,142)
Centrally Cleared Credit Default Swap†	—	(3,393)	—	(3,393)
Total Swaps	—	(205,535)	—	(205,535)
Total	$(230,561)	$(1,576,846)	$—	$(1,807,407)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.
Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$74,716,536	$—	$74,716,536
Bank Loans	—	3,079,563	1,200,559	4,280,122
Convertible Debt	—	10,429,775	—	10,429,775
Corporate Debt	—	671,712,339	—	671,712,339
Mortgage Backed Securities - Private Issuers	—	101,797,859	—	101,797,859

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage Backed Securities - U.S. Government Agency Obligations	$—	$155,490	$—	$155,490
Sovereign Debt Obligations	—	577,268,735	—	577,268,735
U.S. Government and Agency Obligations	—	151,198,719	—	151,198,719
Total Debt Obligations	—	1,590,359,016	1,200,559	1,591,559,575
Common Stock	—	—	91,294	91,294
Preferred Stocks	895,257	—	—	895,257
Short-Term Investments
Mutual Fund - Securities Lending Collateral	40,109,359	—	—	40,109,359
Sovereign Debt Obligations	—	6,236,410	—	6,236,410
U.S. Government and Agency Obligations	—	129,319,902	—	129,319,902
Total Short-Term Investments	40,109,359	135,556,312	—	175,665,671
Purchased Option
Purchased Futures Option	249,047	—	—	249,047
Forward Foreign Currency Contracts†	—	9,223,360	—	9,223,360
Futures Contracts†
Buys	48,178	—	—	48,178
Sales	353,187	—	—	353,187
Total Futures Contracts	401,365	—	—	401,365

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Interest Rate Swaps	$—	$120,459	$—	$120,459
Centrally Cleared Interest Rate Swaps†	—	656,434	—	656,434
OTC Credit Default Swaps	—	317,526	—	317,526
Centrally Cleared Credit Default Swaps†	—	555,056	—	555,056
OTC Total Return Swap	—	93,540	—	93,540
Total Swaps	—	1,743,015	—	1,743,015
Total	$41,655,028	$1,736,881,703	$1,291,853	$1,779,828,584
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(7,042,611)	$—	$(7,042,611)
Futures Contracts†
Buys	(2,163,371)	—	—	(2,163,371)
Swaps
OTC Interest Rate Swaps	—	(2,937,729)	—	(2,937,729)
Centrally Cleared Interest Rate Swaps†	—	(1,200,613)	—	(1,200,613)
Centrally Cleared Credit Default Swaps†	—	(272,730)	—	(272,730)
Total Swaps	—	(4,411,072)	—	(4,411,072)
Total	$(2,163,371)	$(11,453,683)	$—	$(13,617,054)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2024 (Unaudited)

Short Duration Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$62,801,656	$—	$62,801,656
Short-Term Investment
Mutual Fund - Securities Lending Collateral	253,743	—	—	253,743
Futures Contracts†
Buys	1,296	—	—	1,296
Sales	4,448	—	—	4,448
Total Futures Contracts	5,744	—	—	5,744
Total	$259,487	$62,801,656	$—	$63,061,143
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contract†
Sales	$(145)	$—	$—	$(145)
Total	$(145)	$—	$—	$(145)

†	Futures contracts are valued at unrealized appreciation/depreciation.
2.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2024, the Funds had no unfunded loan commitments.
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.